                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4096
--------------------------------------------------------------------------------
                           MFS MUNICIPAL SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                     Date of fiscal year end: March 31, 2003
--------------------------------------------------------------------------------
                  Date of reporting period: September 30, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
SEMIANNUAL REPORT 9/30/03


MFS(R) Municipal Income Fund

A path for pursuing opportunity


                                                    [MFS Logo](R)
                                                 INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms
o share balances and transactional history with us, our affiliates, or others
o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) MUNICIPAL INCOME FUND

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with prudent investing, while seeking protection of shareholders' capital.

TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              30
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     41
----------------------------------------------------
TRUSTEES AND OFFICERS                             51
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       53
----------------------------------------------------
CONTACT INFORMATION                               54
----------------------------------------------------
ASSET ALLOCATION                                  55

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management

    October 21, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes
o time-tested money management process for pursuing consistent results
o full spectrum of investment products backed by MFS Original Research(R)
o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans
o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products
o analyzing financial statements and balance sheets
o talking extensively with companies' customers and competitors
o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

For the six-month period as a whole, long-term municipal interest rates were virtually unchanged, while rates on shorter-maturity issues (maturities of less than 15 years) declined modestly. Those facts, however, belie the tremendous volatility in the bond market over that time. In early 2003 and into the first half of the period, we saw a confluence of factors that were positive for bond prices. Geopolitical uncertainty, the hangover from corporate scandals in 2002, and a weak U.S. economy were among the factors that prompted a "flight to quality" by many investors and pushed interest rates down to four-decade lows by spring 2003.

In late June, however, the bond market reversed direction as fixed-income investors became concerned that the economic recovery was accelerating faster than expected. Although stocks had been rising since late March, the catalyst for the bond market appeared to be the Federal Reserve Board's decision on June 25 to lower rates by one-quarter percent rather than one-half percent as many investors had expected. From that date through the end of August, 2003 bond rates rose sharply. Rates came back down slightly in the final weeks of the period.

Municipal bonds in general slightly outperformed Treasuries over the period, as municipal bond yields were largely unchanged or modestly lower, while Treasury yields were generally higher across the yield curve. (The principal value and interest on U.S. Treasury securities are guaranteed by the U.S. government if held to maturity.)

PORTFOLIO CONCENTRATION 9/30/03
QUALITY RATINGS

              "AAA"                     49.5%
              "AA"                       8.1%
              "A"                       10.0%
              "BBB"                     19.7%
              "BB"                       7.8%
              "B"                        4.4%
              "Other"                    0.5%

The portfolio is actively managed, and current holdings may be different.

CONTRIBUTORS TO PERFORMANCE

Bond market performance over the period was largely driven by coupon yield because long-term rates were nearly unchanged, while short-term rates, on securities with maturities of 15 years or less, declined modestly. In that environment, the fund's outperformance - relative to both its benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index) and its Lipper peer group - was mainly a result of sector and security selection. The fund has historically focused on using our bottom-up research to seek out bonds that offer higher yields than average "AAA"-rated insured bonds, yet also offer what we believe is reasonable safety of principal and interest payments to maturity. We believe our yield-oriented strategy helped performance over the period.

In the utilities sector, we witnessed a recovery from what we would term a near-panic in the sector. In mid-2002, in the wake of the Enron scandal, utilities became the poster children for what was wrong with American business. Credit rating agencies seemed to take a dim view of any company with energy trading exposure. Although the fund's utility investments were mainly in so-called "integrated" utilities - regulated companies that generate their own power, sell it to their own customer base, and have little or no trading exposure - the market for a time tended to paint all utilities with the Enron brush. Investors worried that banks would refuse to renew utilities' short-term debt and push many of them into bankruptcy. That fear pushed down stock and bond prices of most utilities in 2002 and into early 2003.

By the beginning of the six-month period, however, the panic had started to subside. Utilities had begun to improve their balance sheets by issuing equity to pay down debt. Banks restructured utility debt. Investors seemed to realize that most utilities were not in imminent danger of bankruptcy and that perhaps their securities had become undervalued. The result was strong performance of the fund's utility holdings over the period.

The fund also benefited from the recovery of two housing-project bond issues that had struggled in the past. As the projects showed signs of improving cash flow, their bond prices increased substantially. While these holdings had previously detracted from performance, they helped results over the period, and one of the two issues was sold out of the portfolio.

Relative to the Lehman Index, mortgage-backed housing bonds also helped performance. For the period as a whole, housing bonds in general performed well because they offered attractive income and were somewhat less volatile than the overall market. In addition, our allocation to the sector was largely in PAC ("planned amortization class") issues that were protected from prepayments. As rates fell for the first half of the period, the risk of prepayment - from homeowners refinancing their mortgages at lower rates - dampened the price appreciation potential of housing bonds. Thus our preference for PAC issues helped us perform well in the sector.

DETRACTORS FROM PERFORMANCE

Relative to its Lipper peer group, the fund's positioning on the yield curve detracted modestly from performance over the period. In managing the fund, we try to pick what we believe is the optimal spot on the yield curve - a time to maturity that optimizes the combination of yield and risk. Our research has for some time indicated that the 15- to 20-year part of the yield curve is that optimal spot. However, while a strategy of overweighting the portfolio in bonds with maturities in the 15- to 20-year range has, we believe, worked well for the fund over the longer term, it did detract slightly from performance over the period. Bonds in the front part of the yield curve - maturities of 10 years and less - outperformed because the Federal Reserve Board lowered short-term rates in June, while long-term rates were nearly unchanged over the period.

    Respectfully,

/s/ Michael L. Dawson                   /s/ Geoffrey L. Schechter

    Michael L. Dawson                       Geoffrey L. Schechter
    Portfolio Manager                       Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                      Class
      Share         inception
      class           date         6-mo      1-yr     3-yr     5-yr     10-yr

-------------------------------------------------------------------------------
        A            9/7/93         --        3.20%    6.53%    4.57%    5.21%
-------------------------------------------------------------------------------
        B           12/29/86        --        2.56%    5.81%    3.81%    4.38%
-------------------------------------------------------------------------------
        C            1/3/94         --        2.56%    5.80%    3.80%    4.40%
-------------------------------------------------------------------------------


-----------------------
Average annual
-----------------------

Comparative benchmarks
-------------------------------------------------------------------------------
  Average municipal
  debt fund+                        2.57%     2.90%    6.61%    4.23%    4.94%
-------------------------------------------------------------------------------
  Lehman Brothers Municipal
  Bond Index#                      2.66%      3.89%    7.71%    5.67%    6.03%
-------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

-------------------------------------------------------------------------------
        A                           --       -1.70%    4.82%    3.55%    4.70%
-------------------------------------------------------------------------------
        B                           --       -1.38%    4.91%    3.48%    4.38%
-------------------------------------------------------------------------------
        C                           --        1.57%    5.80%    3.80%    4.40%
-------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

      Share
      class                        6-mo      1-yr     3-yr     5-yr     10-yr
-------------------------------------------------------------------------------
        A                          3.35%      3.20%   20.90%   25.02%   66.18%
-------------------------------------------------------------------------------
        B                          3.08%      2.56%   18.47%   20.54%   53.48%
-------------------------------------------------------------------------------
        C                          3.08%      2.56%   18.44%   20.51%   53.81%
-------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS MUNICIPAL BOND INDEX - A broad measure of the municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC.

Performance for share classes offered after class B shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - (unaudited) 9/30/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Municipal Bonds - 98.7%
-----------------------------------------------------------------------------------------------------
Airport and Port Revenue - 2.6%
-----------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), AMBAC, 5.5s, 2019              $350              $377,563
-----------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), RITES, FSA,
10.06s, 2022(++)+                                                         1,500             1,744,710
-----------------------------------------------------------------------------------------------------
Connecticut Airport Rev. (Bradley International Airport),
FGIC, 7.65s, 2012(+++)                                                      305               325,338
-----------------------------------------------------------------------------------------------------
Connecticut Airport Rev. (Bradley International Airport),
FGIC, 7.65s, 2012                                                           695               736,248
-----------------------------------------------------------------------------------------------------
Louisville & Jeff County, KY, Regional Airport Authority,
"A", MBIA, 6.5s, 2017                                                     3,000             3,415,860
-----------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 5.75s, 2010                            1,425             1,643,880
-----------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75s, 2017                   1,080             1,172,048
-----------------------------------------------------------------------------------------------------
                                                                                           $9,415,647
-----------------------------------------------------------------------------------------------------
Chemicals - 1.1%
-----------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical Co.), 5.7s, 2033                                                $1,000            $1,056,730
-----------------------------------------------------------------------------------------------------
Lake Charles, LA, Harbor & Terminal District Port
(Occidental Petroleum), 7.2s, 2020                                        1,000             1,017,220
-----------------------------------------------------------------------------------------------------
Red River Authority of Texas, Pollution Control Rev.
(CNA Holdings, Inc.), 6.7s, 2030                                          1,000             1,062,870
-----------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev.
(FMC Corp.), "A", 7s, 2024                                                1,000             1,001,070
-----------------------------------------------------------------------------------------------------
                                                                                           $4,137,890
-----------------------------------------------------------------------------------------------------
General Obligation - General Purpose - 5.6%
-----------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities),
MBIA, 5s, 2018                                                           $4,000            $4,208,160
-----------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875s, 2017                               3,205             3,817,732
-----------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375s, 2014                                            200               241,116
-----------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25s, 2019                                      850             1,005,729
-----------------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C",
AMBAC, 6s, 2017                                                             500               579,350
-----------------------------------------------------------------------------------------------------
Mobile County, AL, 6s, 2014                                                 800               934,800
-----------------------------------------------------------------------------------------------------
New Orleans, LA, AMBAC, 0s, 2015                                          3,000             1,799,400
-----------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75s, 2015                                            1,650             1,833,562
-----------------------------------------------------------------------------------------------------
San Antonio, TX, 5s, 2020                                                   700               722,449
-----------------------------------------------------------------------------------------------------
Shelby County, TN, 0s, 2013                                               3,000             2,028,990
-----------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0s, 2022                                            3,185             1,051,814
-----------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0s, 2023                                            3,150               965,570
-----------------------------------------------------------------------------------------------------
Wisconsin State, "C", 6s, 2019                                            1,200             1,380,216
-----------------------------------------------------------------------------------------------------
                                                                                          $20,568,888
-----------------------------------------------------------------------------------------------------
General Obligations - Improvement - 4.1%
-----------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75s, 2017                                         $1,000            $1,147,440
-----------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC,
9.806s, 2015(++)+                                                         3,000             4,013,340
-----------------------------------------------------------------------------------------------------
Mesa, AZ, FGIC, 5s, 2018                                                  3,625             3,833,256
-----------------------------------------------------------------------------------------------------
New York, NY, "J", MBIA, 5s, 2017                                         2,000             2,127,700
-----------------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6s, 2017                                              3,475             4,045,421
-----------------------------------------------------------------------------------------------------
                                                                                          $15,167,157
-----------------------------------------------------------------------------------------------------
General Obligations - Schools - 9.6%
-----------------------------------------------------------------------------------------------------
Bay Village, OH, City School District, School
Improvement, 5.25s, 2016                                                   $500              $547,055
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 0s, 2015                          1,500               878,520
-----------------------------------------------------------------------------------------------------
Detroit, MI, City School District," B", FGIC, 5s, 2021                    2,000             2,093,140
-----------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES,
FGIC, 9.208s, 2017(++)+                                                   1,495             1,909,534
-----------------------------------------------------------------------------------------------------
Florida State Board of Education Capital Outlay, Public
Education, "A", 5s, 2019                                                  1,000             1,045,300
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6s, 2015                               400               472,760
-----------------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55s, 2020                    1,225             1,474,973
-----------------------------------------------------------------------------------------------------
Garnet Valley, PA, School District, FGIC, 5.5s, 2015                        880               992,086
-----------------------------------------------------------------------------------------------------
Goose Creek, TX, Consolidate School District, PSF, 5s, 2020               2,500             2,606,400
-----------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF,
9.139s, 2017(++)+                                                         2,325             2,669,239
-----------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF, 6s, 2017(+++)               1,755             2,103,543
-----------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF, 6s, 2017                      225               261,913
-----------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0s, 2018                   2,500             1,100,225
-----------------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC, 5.75s, 2019                        700               820,526
-----------------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5s, 2018                            500               553,830
-----------------------------------------------------------------------------------------------------
Mason, OH, City School District, School Improvement,
5.375s, 2016                                                              1,250             1,388,187
-----------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65s, 2021                                       1,500             1,655,175
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6s, 2016                           750               870,360
-----------------------------------------------------------------------------------------------------
Pierre, SD, School District, FSA, 5.7s, 2017                              1,000             1,132,580
-----------------------------------------------------------------------------------------------------
Richland-Beanblossom, IN, School Building Corp., First
Mortgage, FGIC, 5.5s, 2014                                                  390               442,233
-----------------------------------------------------------------------------------------------------
Roma, TX, Independent School District, PSF, 5.875s, 2020                  1,705             1,931,373
-----------------------------------------------------------------------------------------------------
Walled Lake, MI, Consolidate School District, 5.125s, 2021                1,250             1,306,250
-----------------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building Corp.),
FGIC, 5.5s, 2020                                                          2,600             2,835,742
-----------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125s, 2016                         1,665             1,987,777
-----------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125s, 2017                         1,765             2,107,163
-----------------------------------------------------------------------------------------------------
Willis, TX, Independent School District, PSF, 5.75s, 2018                   305               358,833
-----------------------------------------------------------------------------------------------------
                                                                                          $35,544,717
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals - 17.0%
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Hospital), 9.25s, 2022                                          $350              $343,830
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Hospital), 9.25s, 2030                                           650               637,487
-----------------------------------------------------------------------------------------------------
Baldwin County, AL (Thomas Hospital), 5.75s, 2027                           600               561,102
-----------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375s, 2014                            1,000             1,027,260
-----------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Authority Rev.
(St. Joseph's Hospital), 6s, 2013                                           790               777,486
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev., Refunding &
Improvement Hospital (Parkview), 6s, 2016                                 1,000             1,049,080
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625s, 2026                                     500               543,500
-----------------------------------------------------------------------------------------------------
Cullman, AL (Cullman Regional Medical Center), 6.5s, 2013                   390               395,386
-----------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities (Canton, Inc.),
7.5s, 2030                                                                  900               995,589
-----------------------------------------------------------------------------------------------------
Delaware Health Facilities Authority Rev. (Nanticoke
Memorial Hospital), 5.625s, 2032                                            675               700,508
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375s, 2018                  300               299,073
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 6s, 2023                      500               508,710
-----------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), "D", 6.875s, 2031                            700               755,664
-----------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic
Facilities Rev. (Nathan Littauer Hospital), 5.75s, 2009                     250               246,718
-----------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev.
(Northeast Georgia Health Systems, Inc.), 5.5s, 2031                        445               447,715
-----------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial
Hospital), 5.75s, 2031                                                      500               510,930
-----------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev.
(Bon Secours), FSA, 10.661s, 2027                                         5,000             6,700,300
-----------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist Health), 6s, 2031                                                350               369,044
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell
Medical Center), 6.35s, 2015                                              1,000             1,088,160
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur
Memorial Hospital), 5.75s, 2024                                             350               358,134
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant
Memorial Area Hospital Associates), 6s, 2024                                335               345,315
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside
Health Systems), 5.75s, 2022                                                650               656,604
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medical), 6.375s, 2021                                      1,700             1,716,711
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medical), 6.375s, 2031                                        500               501,540
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 5.25s, 2014                                      400               410,340
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 6.125s, 2031                                     250               255,560
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
System Rev. (Norton Healthcare, Inc.), 6.5s, 2020                         1,250             1,314,462
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
System Rev. (Norton Healthcare, Inc.), 6.625s, 2028                         250               261,768
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority,
Refunding & Improvement, "A", MBIA, 5s, 2018                              2,400             2,540,040
-----------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility
(Baptist Health Systems East Tennessee), 6.375s, 2022                     1,000             1,036,900
-----------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group),
"A", MBIA, 5.25s, 2019                                                    1,100             1,184,898
-----------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Development Corp. (Memorial
Health System of East Texas), 6.875s, 2026                                  330               323,776
-----------------------------------------------------------------------------------------------------
Macomb County Michigan Hospital Finance Authority Rev.,
"B" (Mount Clemens General Hospital), 5.75s, 2025                         1,000               954,070
-----------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe
Hospital), 5.625s, 2019                                                     750               775,950
-----------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 6.25s, 2022                          500               530,805
-----------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial
Medical Center), "B", 5.75s, 2022                                           850               849,107
-----------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev.
(University of Maryland Medical System), 6.75s, 2030                      1,000             1,109,780
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Anna Jaques Hospital), 6.875s, 2012                                   280               283,298
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 6.5s, 2012                                          400               413,784
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 5.7s, 2015                                        1,000               950,640
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Partners Healthcare), 5.75s, 2021                                     400               426,432
-----------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6s, 2018                         300               287,391
-----------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities (Mount Sinai Medical
Center), 5.5s, 2035                                                         300               295,533
-----------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority
Rev. (Rush Medical Foundation), CONNIE LEE, 6.7s, 2018                    1,000             1,012,730
-----------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625s, 2032                                            375               375,698
-----------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (North
Shore Health System),  5.875s, 2011                                         460               513,493
-----------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority
Rev. (Covenant Health), 6.5s, 2017                                          960             1,067,798
-----------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority
Rev. (Exeter Hospital), 6s, 2024                                            500               525,945
-----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical
Center), 6.5s, 2021                                                         500               512,850
-----------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. (United
Regional Health Care Systems, Inc.), 6s, 2023                             1,000             1,047,730
-----------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev.
(Ohio Valley Medical Center), 5.75s, 2013                                   900               783,063
-----------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6s, 2014                                                  600               621,054
-----------------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev., Refunding
Hospital (Boca Raton Community Hospital), 5.5s, 2021                        500               513,205
-----------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligation Group), 6.5s, 2032                         1,500             1,531,575
-----------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev. (Baylor-
Richardson), 5.25s, 2013                                                    600               614,292
-----------------------------------------------------------------------------------------------------
Rio Grande, TX, Health Facilities Development Corp.
(Golden Palms), MBIA, 6.4s, 2015                                          2,800             2,834,048
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5s, 2027                                                  290               267,841
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital (Methodist
Healthcare), 6s, 2016                                                       800               862,688
-----------------------------------------------------------------------------------------------------
South Carolina Jobs Economic, Refunding, "A" (Palmetto
Health Alliance), 6.25s, 2031                                               500               506,765
-----------------------------------------------------------------------------------------------------
State of Michigan Hospital Finance Authority Rev.
(Memorial Healthcare Center), 5.75s, 2015                                   800               815,096
-----------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Health), 6.375s, 2020              300               318,975
-----------------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority (Stillwater
Medical Center), 6.5s, 2019                                               1,000             1,023,830
-----------------------------------------------------------------------------------------------------
Suffolk County, NY (Huntington Hospital), 5.875s, 2032                    1,000             1,013,960
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Southampton Hospital), 7.25s, 2020                                         750               729,870
-----------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Southampton Hospital), 7.625s, 2030                                        250               248,347
-----------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25s, 2020                                         1,000               994,270
-----------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities (Shannon Health
System Project), 6.75s, 2021                                                400               419,392
-----------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development (Morris
Hospital), 6.625s, 2031                                                     500               530,030
-----------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier
Memorial Hospital), 5.5s, 2007                                              500               500,355
-----------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Rev. (Ottumwa Regional
Health Center), 6.375s, 2031                                                750               775,890
-----------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building Commission
(Weirton Hospital Medical Center), 6.375s, 2031                             500               479,450
-----------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority,
Hospital Rev. (Ozarks Medical Center), 6.75s, 2024                          195               199,466
-----------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit
Hospital), 6.25s, 2032                                                    1,000             1,023,920
-----------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Rev. (Via Christi), 6.25s, 2019                     1,500             1,667,205
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Aurora Health
Care), 6.875s, 2030                                                         750               791,317
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Wheaton
Franciscan Services), 6.25s, 2022                                         1,000             1,076,550
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Rev. (Agnesian
Healthcare, Inc.), 6s, 2017                                                 325               344,172
-----------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8s, 2016                 460               480,999
-----------------------------------------------------------------------------------------------------
                                                                                          $62,764,249
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 2.2%
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
(Advanced Living Technology), 7.75s, 2006                                  $115              $107,233
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
(Advanced Living Technology), 8.125s, 2016                                  505               414,933
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
(Advanced Living Technology), 8.5s, 2026                                  1,130               891,457
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), 6.9s, 2025                                                       500               545,520
-----------------------------------------------------------------------------------------------------
Cumberland County, PA (Wesley Affiliated Services),
7.25s, 2035                                                                 375               376,155
-----------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Authority Rev. (North Carolina
Housing Foundation, Inc.), 7.25s, 2029                                      975               831,314
-----------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev.
(Hoosier Care), 7.125s, 2034                                                830               681,812
-----------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives), 9.25s, 2025                                                   495               588,902
-----------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev. (Beverly
Enterprises, Inc.), 5.875s, 2007                                            160               157,171
-----------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority
(Beverly Enterprises, Inc.), 6.75s, 2008                                    300               300,882
-----------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facility (Magnolia of
Millbrae), 7.375s, 2027                                                     980             1,017,426
-----------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Health Care
Facilities Rev. (Metropolitan Health Foundation, Inc.),
6.55s, 2028                                                                 960               888,701
-----------------------------------------------------------------------------------------------------
Tennessee Veterans Home Board Rev. (Humboldt), 6.75s, 2021                1,000             1,144,450
-----------------------------------------------------------------------------------------------------
                                                                                           $7,945,956
-----------------------------------------------------------------------------------------------------
Human Services - 0.4%
-----------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special
Needs Facilities), 6.1s, 2012                                              $295              $301,862
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(First Mortgage Healthcare Facilities GF/Orlando), 9s, 2031               1,000             1,003,040
-----------------------------------------------------------------------------------------------------
                                                                                           $1,304,902
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.5%
-----------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Special Rev. (Continental
Airlines, Inc.), 5.7s, 2019                                              $1,000              $758,070
-----------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR),
7s, 2012                                                                    300               276,510
-----------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev., "B" (AMR),
5.65s, 2035                                                               1,000               789,020
-----------------------------------------------------------------------------------------------------
                                                                                           $1,823,600
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.5%
-----------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), 7.45s, 2017                                              $2,500            $2,544,650
-----------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development
Authority, Solid Waste Disposal Facilities Rev. (Waste
Management, Inc.), 6.25s, 2027                                              500               536,920
-----------------------------------------------------------------------------------------------------
Gloucester County, NJ, Improvement Authority, Solid Waste
Resources Recovery Rev. (Waste Management, Inc.),
6.85s, 2029                                                                 150               169,172
-----------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev.
(Browning-Ferris), 5.3s, 2011                                             1,000             1,010,900
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.), 6.9s, 2029                          300               332,145
-----------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic
Services, Inc.), 5.625s, 2026                                               450               463,153
-----------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Solid Waste
Disposal Rev. (Waste Management), 4s, 2012                                1,000             1,005,600
-----------------------------------------------------------------------------------------------------
                                                                                           $5,525,620
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.7%
-----------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority (USX
Corp.), 5.4s, 2017                                                         $500              $536,985
-----------------------------------------------------------------------------------------------------
Gulf Coast, Industrial Development Authority (Valero
Energy Corp.), 5.6s, 2031                                                   500               477,565
-----------------------------------------------------------------------------------------------------
Hardeman County, TN Correctional Facilities Corp.
(Corrections Corp. of America), 7.375s, 2017                                500               511,845
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Springfield Resources Recovery), 5.625s, 2019                            2,895             3,009,005
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch
Foods, Inc.), 5.6s, 2017                                                  1,300             1,368,367
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev. (Amtrak), 6.125s, 2021                                                 550               548,295
-----------------------------------------------------------------------------------------------------
Port of New Orleans, LA (Avondale Industries), 8.5s, 2014                 1,845             1,979,261
-----------------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority (USX),
5s, 2015                                                                    500               519,980
-----------------------------------------------------------------------------------------------------
Tooele County, UT (Union Pacific), 5.7s, 2026                               980               992,093
-----------------------------------------------------------------------------------------------------
                                                                                           $9,943,396
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.0%
-----------------------------------------------------------------------------------------------------
Beauregard Parish, LA, Rev. (Boise Cascade Corp.), 6.8s, 2027              $500              $506,750
-----------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste
Rev. (James River Corp.), 8s, 2028                                          850               852,728
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp. Rev. (Mead
Westvaco Escanaba), "A", 6.25s, 2027                                        900               925,290
-----------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement
Rev., "B" (International Paper Co.), 6.45s, 2019                          2,000             2,095,080
-----------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority
(Stone Container Corp.), 7.4s, 2026                                       1,500             1,524,810
-----------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority
(Stone Container Corp.), 7.2s, 2027                                         500               505,615
-----------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority
Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC),
6.8s, 2014                                                                1,000             1,053,630
-----------------------------------------------------------------------------------------------------
                                                                                           $7,463,903
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.0%
-----------------------------------------------------------------------------------------------------
Burns Habor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8s, 2024**                                            $3,000              $180,000
-----------------------------------------------------------------------------------------------------

Miscellaneous Revenue - Entertainment & Tourism - 0.6%
-----------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10s, 2033                                                   $1,000            $1,177,930
-----------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las Vegas
Monorail), 7.375s, 2040                                                   1,000               945,090
-----------------------------------------------------------------------------------------------------
                                                                                           $2,123,020
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.3%
-----------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.6s, 2021                                                          $300              $314,346
-----------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.7s, 2028                                                           400               417,616
-----------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Authority Rev.
(Virginia Horse Center), 6.85s, 2021                                        500               506,805
-----------------------------------------------------------------------------------------------------
                                                                                           $1,238,767
-----------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.3%
-----------------------------------------------------------------------------------------------------
Austin, TX, Housing Finance Corp. (Woodland Heights
Apartments), 7.25s, 2027**                                               $1,000              $972,300
-----------------------------------------------------------------------------------------------------
Austin, TX, Housing Finance Corp. (Woodland Heights
Apartments), 7.25s, 2027**                                                  585               233,631
-----------------------------------------------------------------------------------------------------
Austin, TX, Housing Finance Corp. (Woodland Heights
Apartments), 10s, 2027**                                                    380                38,000
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Authority Rev.
(Irvine Apartment Community), 5.25s, 2025                                 1,000             1,062,950
-----------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625s, 2009##                           2,000             2,156,140
-----------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., 6.2s, 2012                       1,000             1,000,360
-----------------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing, GNMA, 6s, 2021                      200               219,242
-----------------------------------------------------------------------------------------------------
Panhandle Texas Regional Housing Finance Rev. (Amarillo
Affordable Housing), 6.625s, 2020                                           330               347,899
-----------------------------------------------------------------------------------------------------
Panhandle Texas Regional Housing Finance Rev. (Amarillo
Affordable Housing), 6.75s, 2031                                          1,670             1,748,741
-----------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal, Multi-Family Housing Rev.
(Northbrook I & III Apartments), 6.15s, 2019**                            1,250               600,038
-----------------------------------------------------------------------------------------------------
                                                                                           $8,379,301
-----------------------------------------------------------------------------------------------------
Parking - 0.1%
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2016                                 $100               $55,731
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2017                                  210               109,433
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., 0s, 2018                                  300               146,418
-----------------------------------------------------------------------------------------------------
                                                                                             $311,582
-----------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.8%
-----------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC, 6s, 2019           $1,015            $1,166,184
-----------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority, IL, MBIA, 0s, 2016              8,400             4,739,280
-----------------------------------------------------------------------------------------------------
Midwest City, OK, Municipal Authority Capital, FSA,
5.125s, 2018                                                                825               883,567
-----------------------------------------------------------------------------------------------------
                                                                                           $6,789,031
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 2.6%
-----------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev.,
8.875s, 2011                                                             $2,510            $3,506,194
-----------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA,
6.5s, 2022                                                                  490               539,240
-----------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55s, 2030                                                           330               351,387
-----------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05s, 2030                  55                57,625
-----------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0s, 2015                 750               208,553
-----------------------------------------------------------------------------------------------------
De Kalb, IL, Single Family Mortgage Rev., GNMA, 7.45s, 2009                   5                 5,011
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev., GNMA,
6.625s, 2023                                                                555               617,987
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev., GNMA,
6.75s, 2030                                                                 220               233,350
-----------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., GNMA,
7s, 2031                                                                     65                67,746
-----------------------------------------------------------------------------------------------------
Maricopa County, AZ Single Family Mortgage Rev., "B",
GNMA, 6.2s, 2034                                                            490               541,984
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, GNMA,
7.05s, 2030                                                                 465               483,809
-----------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375s, 2020                                                           50                52,130
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875s, 2026                                                    495               533,145
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 3.25s, 2027                                                     415               447,254
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2029                                                   1,260             1,373,513
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2033                                                     570               620,496
-----------------------------------------------------------------------------------------------------
                                                                                           $9,639,424
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - State - 3.5%
-----------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2027                                                             $570              $155,639
-----------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2028                                                            2,945               836,409
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15s, 2014                       32                32,977
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45s, 2016                       95                99,006
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75s, 2021                      110               114,964
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9s, 2023                       335               356,852
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.1s, 2023                       185               192,263
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4s, 2027                        95                96,005
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875s, 2028                     340               351,615
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8s, 2030                       225               235,136
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6s, 2032                       350               379,379
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375s, 2033                     200               212,924
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55s, 2033                      240               259,123
-----------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, GNMA, 7.55s, 2031                         255               276,986
-----------------------------------------------------------------------------------------------------
Louisiana Housing Finance Authority, Mortgage Rev., GNMA,
6.4s, 2032                                                                  340               359,244
-----------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency, Residential Housing
Finance "B", 4.8s, 2023                                                     295               305,295
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, 6.35s, 2032                  495               525,952
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Mortgage
Rev., GNMA, 6.7s, 2030                                                      595               629,695
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Mortgage
Rev., GNMA, 6.85s, 2032                                                     425               474,997
-----------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Mortgage
Rev. (Home Loan Program), GNMA, 6.75s, 2034                                 265               286,682
-----------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, GNMA, 5.6s, 2020                     135               140,077
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, 5.875s, 2030                       290               306,153
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, 6.3s, 2031                         320               346,896
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, 7.1s, 2030                           225               245,243
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, GNMA, 6.25s, 2032                    725               770,371
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, GNMA, 6.35s, 2033                    335               361,224
-----------------------------------------------------------------------------------------------------
North Dakota State Housing Finance Agency., 5s, 2033                        565               573,673
-----------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, 6.65s, 2029                              1,720             1,853,713
-----------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1s, 2028                  240               255,785
-----------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1s, 2021                                                    1,150             1,226,567
-----------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency, Single Family, FSA,
4.95s, 2032                                                                 435               456,311
-----------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., Housing
Finance, 0s, 2037                                                         1,330               212,840
-----------------------------------------------------------------------------------------------------
                                                                                          $12,929,996
-----------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev., "A" (American Ref-fuel Co.), 6.1s, 2005                              $875              $897,453
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev., "A" (American Ref-fuel Co.), 6.2s, 2019                               500               514,855
-----------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9s, 2015                      900               869,652
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
Haverill Associates), 6.7s, 2014                                            700               737,751
-----------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Ogden
Haverill Associates), 5.6s, 2019                                          1,000               944,510
-----------------------------------------------------------------------------------------------------
                                                                                           $4,501,141
-----------------------------------------------------------------------------------------------------
State and Local Appropriation - 6.1%
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6s, 2018                     $760              $884,511
-----------------------------------------------------------------------------------------------------
Alabama State Public School & College, Capital
Improvement, "D", 6s, 2015                                                2,850             3,341,283
-----------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES,
8.064s, 2016(++)+                                                         1,500             1,919,910
-----------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES,
8.064s, 2017(++)+                                                         1,250             1,585,000
-----------------------------------------------------------------------------------------------------
Golden State Tobacco Securization Corp., "B", 5.375s, 2028                1,500             1,472,865
-----------------------------------------------------------------------------------------------------
Houston, TX, 6.3s, 2020                                                   1,000             1,108,470
-----------------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency (Visual &
Performing Arts), 6s, 2021                                                1,000             1,194,940
-----------------------------------------------------------------------------------------------------
Michigan State Certificates Participation, AMBAC, 5.5s, 2020              1,250             1,367,763
-----------------------------------------------------------------------------------------------------
New Mexico Finance Authority Rev., Court Facilities Fee
Rev., MBIA, 5.5s, 2020                                                      475               518,562
-----------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., State University
Facilities, "C", FSA, 5.75s, 2017                                         1,250             1,487,962
-----------------------------------------------------------------------------------------------------
New York State Urban Development Corp., Correctional
Facilities Service Contract C, AMBAC, 5.875s, 2019                        1,000             1,180,150
-----------------------------------------------------------------------------------------------------
Regional Transport Authority, IL, FSA, 5.75s, 2017                        5,000             5,913,300
-----------------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC, 6s, 2015                    525               634,148
-----------------------------------------------------------------------------------------------------
                                                                                          $22,608,864
-----------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.8%
-----------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan
Rev., 7.95s, 2030                                                          $650              $674,791
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8s, 2016                 675               723,809
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85s, 2017                700               748,216
-----------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority Education,
Refunding Issue G, "A", MBIA, 6.1s, 2018                                    910               974,383
-----------------------------------------------------------------------------------------------------
                                                                                           $3,121,199
-----------------------------------------------------------------------------------------------------
Tax Assesment - 1.8%
-----------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25s, 2012                           $1,000            $1,036,560
-----------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL,
5.95s, 2006                                                                 205               207,423
-----------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, "B", 6.25s, 2009                    460               467,038
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8s, 2011                            970               996,685
-----------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6s, 2018                            1,500             1,520,520
-----------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District,
6.5s, 2009                                                                  635               642,836
-----------------------------------------------------------------------------------------------------
Renaissance Community Development, "B", 6.25s, 2008                         695               709,838
-----------------------------------------------------------------------------------------------------
Taylor, MI, Tax Increment Finance, FSA, 5.5s, 2015                        1,000             1,127,290
-----------------------------------------------------------------------------------------------------
                                                                                           $6,708,190
-----------------------------------------------------------------------------------------------------
Tax - Other - 0.7%
-----------------------------------------------------------------------------------------------------
New York, NY, Transitional, Future Tax Secured, "A",
6s, 2017                                                                 $2,000            $2,411,580
-----------------------------------------------------------------------------------------------------

Tobacco - 1.0%
-----------------------------------------------------------------------------------------------------
Badger Tobacco WI, Asset Securitization Corp.,
6.125s, 2027                                                             $1,000              $903,500
-----------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25s, 2024                       435               399,091
-----------------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5s, 2022                               220               212,973
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp. IA, "B", 5.3s, 2025                      750               590,392
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp. LA, 5.5s, 2030                           350               282,975
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp. NJ, 5.75s, 2032                          600               513,498
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp. RI, 6s, 2023                             500               446,355
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp. SC, 6.375s, 2028                         500               431,580
-----------------------------------------------------------------------------------------------------
                                                                                           $3,780,364
-----------------------------------------------------------------------------------------------------
Toll Roads - 2.6%
-----------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 6.5s, 2016                     $1,450            $1,782,644
-----------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation "B", AMBAC, 0s, 2018                                   750               355,740
-----------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency,
Toll Road Rev., 0s, 2004                                                  3,000             2,991,960
-----------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency,
Toll Road Rev., 0s, 2009                                                  1,000               860,090
-----------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, 5.5s, 2017                      3,000             3,481,860
-----------------------------------------------------------------------------------------------------
                                                                                           $9,472,294
-----------------------------------------------------------------------------------------------------
Transportation -Special Tax - 1.3%
-----------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA,
6.25s, 2017                                                              $1,000            $1,201,350
-----------------------------------------------------------------------------------------------------
Dallas, TX, Rapid Transit, AMBAC, 5.375s, 2016                              500               551,945
-----------------------------------------------------------------------------------------------------
Dallas, TX, Rapid Transit, AMBAC, 5.375s, 2017                              500               547,910
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.,
Transportation Project Sublease, "A", FSA, 6s, 2016                         325               373,958
-----------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC,
5.25s, 2018(+++)                                                          1,150             1,264,988
-----------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC,
5.25s, 2018                                                                 850               929,059
-----------------------------------------------------------------------------------------------------
                                                                                           $4,869,210
-----------------------------------------------------------------------------------------------------

Universities - Colleges - 4.8%
-----------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen
College), 6s, 2021                                                       $1,000            $1,054,900
-----------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875s, 2025                1,650             2,120,712
-----------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5s, 2026                                      2,000             2,330,560
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Boston
University), XLCA, 6s, 2059                                               1,250             1,402,800
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Olin College),
XLCA, 5.25s, 2033                                                         2,000             2,049,500
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Massachusetts College of Pharmacy), 6.625s, 2020                           100               108,440
-----------------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities
Systems, AMBAC, 5.875s, 2018                                              1,370             1,531,824
-----------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Rev.
(College of Art & Design, Inc.), 6.5s, 2013                                 500               556,545
-----------------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev.
(University of Notre Dame), 6.5s, 2026                                    1,000             1,254,540
-----------------------------------------------------------------------------------------------------
Tulsa, OK, Industrial Authority Rev., "A" (University of
Tulsa), MBIA, 6s, 2016                                                    1,250             1,526,950
-----------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor
University), 6s, 2018                                                       435               484,690
-----------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor
University), 6.25s, 2023                                                    520               561,647
-----------------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher
Education Financing, "A", 5.75s, 2019                                     2,295             2,579,970
-----------------------------------------------------------------------------------------------------
                                                                                          $17,563,078
-----------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.3%
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational
Advancement Fund (University Center), 6.25s, 2034                        $1,000            $1,005,010
-----------------------------------------------------------------------------------------------------

Universities - Secondary Schools - 1.6%
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
(Escondido Charter High School), 7.5s, 2036                                $500              $505,635
-----------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander
Dawson School), 5.5s, 2020                                                1,500             1,554,690
-----------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete
School), 6.4s, 2019                                                       1,000             1,082,510
-----------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete
School), 6.5s, 2029                                                       1,000             1,059,840
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625s, 2021                                             400               404,116
-----------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy
of Arts & Sciences), 8s, 2031                                               300               274,854
-----------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School),
6.5s, 2010                                                                  425               440,355
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, 6.75s, 2031              500               500,470
-----------------------------------------------------------------------------------------------------
                                                                                           $5,822,470
-----------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 1.5%
-----------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority
(Panther Creek Partners), 6.65s, 2010                                      $760              $812,805
-----------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration),
6s, 2025                                                                  2,000             1,925,020
-----------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development (UAE
Mecklenburg, LP), 6.5s, 2017                                                700               704,886
-----------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority
(Multi-trade Project), 7.5s, 2014                                         2,000             1,980,600
-----------------------------------------------------------------------------------------------------
                                                                                           $5,423,311
-----------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 4.0%
-----------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority,
Pollution Control Rev. (Tuscon Electric Power Co.),
5.875s, 2033                                                             $1,000              $907,450
-----------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Refunding, "B" (TXU),
6.3s, 2032                                                                  250               247,703
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
MBIA, 5.35s, 2016                                                         1,600             1,721,360
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
5.85s, 2023                                                                 350               340,602
-----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Southern California Edison Co.),
6.4s, 2024                                                                  500               500,165
-----------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.85s, 2028                              1,000             1,048,920
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Public Service
Co. of NM), 5.8s, 2022                                                      500               494,830
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Public Service
Co. of NM), 6.375s, 2022                                                  1,000             1,024,690
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (San Juan Public
Services Co.), 6.3s, 2016                                                   565               577,492
-----------------------------------------------------------------------------------------------------
Matagorda County, TX (Central Power & Light Co.),
4.55s, 2029                                                               1,000             1,040,740
-----------------------------------------------------------------------------------------------------
Matagorda County, TX (Reliant Energy), 5.95s, 2030                          750               690,877
-----------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution
Control (CT Light and Power), 5.9s, 2016                                    500               515,975
-----------------------------------------------------------------------------------------------------
New Hampshire Pollution Control Rev. (United Illuminating
Co.), 3.75s, 2027                                                           800               805,056
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority (Tucson
Electric Power Co.), 6.1s, 2025                                           2,000             1,866,700
-----------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2s, 2033                                                       350               360,035
-----------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution Control Rev.,
Refunding (TXU Electric Co.), "A", 5.5s, 2022                               500               519,560
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Energy
Gulf States), 6.6s, 2028                                                  1,665             1,692,090
-----------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7s, 2014                                           450               457,956
-----------------------------------------------------------------------------------------------------
                                                                                          $14,812,201
-----------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.2%
-----------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75s, 2011                     $1,500            $1,867,545
-----------------------------------------------------------------------------------------------------
California State, Department of Water Resources Power,
"A", 5.125s, 2018                                                           750               782,213
-----------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA,
6.375s, 2016                                                              2,000             2,486,700
-----------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA,
6.5s, 2020                                                                7,350             9,276,214
-----------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, MBIA, 5s, 2019                            2,050             2,136,654
-----------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, MBIA,
7s, 2007                                                                  3,250             3,780,172
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, MBIA,
9.259s, 2019(++)+                                                         1,500             1,730,550
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375s, 2013                                                          750               842,257
-----------------------------------------------------------------------------------------------------
                                                                                          $22,902,305
-----------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 4.3%
-----------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
9.639s, 2016(++)+                                                        $1,000            $1,345,280
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25s, 2020                 1,170             1,417,946
-----------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 6.5s, 2019                       5,965             7,368,923
-----------------------------------------------------------------------------------------------------
New York State Environmental Facilities, 5s, 2016(+++)                      570               623,586
-----------------------------------------------------------------------------------------------------
New York State Environmental Facilities, 5s, 2016                           430               462,568
-----------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., FGIC, 0s, 2017              2,300             1,227,165
-----------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., FGIC, 0s, 2018              2,300             1,154,347
-----------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Systems Rev., Subordinated,
"C", FSA, 5.25s, 2022                                                     2,000             2,084,460
-----------------------------------------------------------------------------------------------------
                                                                                          $15,684,275
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $338,422,587)                                    $363,882,538
-----------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.4%
-----------------------------------------------------------------------------------------------------
Bay Area Toll Authority, due 10/02/03                                    $1,100            $1,100,000
-----------------------------------------------------------------------------------------------------
New York City, NY, due 10/01/03                                             200               200,000
-----------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $1,300,000)                             $1,300,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $339,722,587)                                        $365,182,538
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.9%                                                       3,447,152
-----------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                      $368,629,690
-----------------------------------------------------------------------------------------------------
 (++) Inverse floating rate security.
(+++) Refunded Bond.
    + Restricted security.
   ** Non-income producing security in default.
   ## SEC Rule 144A Restriction.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of Investments and are defined as such:

Insurers:                                           Inverse Floaters:
AMBAC - AMBAC Indemnity Corp.                       RITES - Residual Interest Tax-Exempt Security
CONNIE LEE - Connie Lee Insurance Co.               ROLS - Residual Options Longs
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Assn.
MBIA - Municipal Bond Investors Corp.
PSF - Permanent School Fund
XLCA - XL Capital Insurance Co.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 9/30/03

ASSETS

Investments, at value (identified cost, $339,722,587)           $365,182,538
-----------------------------------------------------------------------------------------------------
Cash                                                                  40,948
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      742,137
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      218,255
-----------------------------------------------------------------------------------------------------
Interest receivable                                                5,279,491
-----------------------------------------------------------------------------------------------------
Other assets                                                           5,093
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $371,468,462
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $1,432,739
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   652,852
-----------------------------------------------------------------------------------------------------
Interest payable on swaps                                              5,549
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                        70,045
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps                           520,046
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       3,991
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      1,103
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         4,461
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               147,986
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $2,838,772
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $368,629,690
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $351,070,733
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                            24,869,860
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                      (6,191,755)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (1,119,148)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $368,629,690
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  42,773,043
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $271,794,350
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              31,552,975
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.61
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.61)                                                    $9.04
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $57,381,597
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               6,652,342
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.63
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $39,453,743
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,567,726
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.64
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 9/30/03

NET INVESTMENT INCOME

Interest income                                                                           $10,632,052
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $1,032,316
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 7,192
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      205,851
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               343,424
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               294,012
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               203,664
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    20,647
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         80,270
-----------------------------------------------------------------------------------------------------
  Printing                                                              32,927
-----------------------------------------------------------------------------------------------------
  Postage                                                               11,238
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         18,461
-----------------------------------------------------------------------------------------------------
  Legal fees                                                               668
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        107,132
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $2,357,802
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (2,354)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (283,766)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $2,071,682
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $8,560,370
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $(1,829,615)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                   (373,247)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                          $(2,202,862)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                       $5,422,323
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                    256,322
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                         $5,678,645
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                            $3,475,783
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $12,036,153
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                  SIX MONTHS                YEAR
                                                                    ENDED                  ENDED
                                                                   9/30/03                3/31/03
                                                                 (UNAUDITED)

OPERATIONS
Net investment income                                               $8,560,370            $17,698,859
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                    (2,202,862)            (2,870,156)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                   5,678,645             13,724,621
------------------------------------------------------------     -------------           ------------
Increase in net assets from operations                             $12,036,153            $28,553,324
------------------------------------------------------------     -------------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                          $(6,844,547)          $(14,303,373)
-----------------------------------------------------------------------------------------------------
  Class B                                                           (1,243,663)            (2,694,683)
-----------------------------------------------------------------------------------------------------
  Class C                                                             (861,593)            (1,663,610)
------------------------------------------------------------     -------------           ------------
Total distributions declared to shareholders                       $(8,949,803)          $(18,661,666)
------------------------------------------------------------     -------------           ------------
Net decrease in net assets from fund share transactions            $(7,909,605)          $(10,929,973)
------------------------------------------------------------     -------------           ------------
Total decrease in net assets                                       $(4,823,255)           $(1,038,315)
------------------------------------------------------------     -------------           ------------

NET ASSETS

At beginning of period                                            $373,452,945           $374,491,260
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $1,119,148 and $729,715,
respectively)                                                     $368,629,690           $373,452,945
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                         YEAR ENDED 3/31
                                  ENDED            ------------------------------------------------------------------------
                                 9/30/03               2003            2002            2001            2000            1999
CLASS A                        (UNAUDITED)
Net asset value, beginning
of period                        $ 8.54              $ 8.32          $ 8.54          $ 8.33           $ 8.97         $ 8.99
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)       $ 0.20              $ 0.41          $ 0.44          $ 0.46           $ 0.48         $ 0.47
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments .     0.08                0.25           (0.20)           0.27            (0.59)         (0.02)
----------------------------     ------              ------          ------          ------           ------         ------
Total from investment
operations                       $ 0.28              $ 0.66          $ 0.24          $ 0.73           $(0.11)        $ 0.45
----------------------------     ------              ------          ------          ------           ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income .   $(0.21)             $(0.44)         $(0.46)         $(0.47)          $(0.47)        $(0.47)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments                   --                  --              --             (0.02)           (0.06)          --
---------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments                      --                  --              --             (0.03)            --             --
----------------------------     ------              ------          ------          ------           ------         ------
Total distributions
declared to shareholders         $(0.21)             $(0.44)         $(0.46)         $(0.52)          $(0.53)        $(0.47)
----------------------------     ------              ------          ------          ------           ------         ------
Net asset value, end of
period                           $ 8.61              $ 8.54          $ 8.32          $ 8.54           $ 8.33         $ 8.97
----------------------------     ------              ------          ------          ------           ------         ------
Total return (%)(+)                3.35++              8.00            2.78            9.06            (1.15)          5.16
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                          YEAR ENDED 3/31
                                  ENDED            ------------------------------------------------------------------------
                                 9/30/03               2003            2002            2001            2000            1999
CLASS A (CONTINUED)            (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):

Expenses##                         0.90+               0.90            0.91            0.89             0.88           1.08
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)        4.73+               4.85            5.12            5.55             5.66           5.35
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    6                  13              15              15               57             31
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                  $271,794            $274,442        $276,719        $255,799         $217,880       $215,858
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)      $ 0.20              $ 0.40          $ 0.41          $ 0.44           $ 0.45         $ 0.47
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                         1.05+               1.05            1.15            1.20             1.20           1.21
---------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                       4.58+               4.70            4.88            5.24             5.34           5.22
---------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                SIX MONTHS                                         YEAR ENDED 3/31
                                  ENDED            ------------------------------------------------------------------------
                                 9/30/03               2003            2002            2001            2000            1999
CLASS B                        (UNAUDITED)
Net asset value, beginning
of period                        $ 8.55              $ 8.33          $ 8.55          $ 8.34           $ 8.98         $ 9.00
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)       $ 0.17              $ 0.35          $ 0.37          $ 0.40           $ 0.42         $ 0.41
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments       0.09                0.24           (0.20)           0.27            (0.59)         (0.02)
----------------------------     ------              ------          ------          ------           ------         ------
Total from investment
operations                       $ 0.26              $ 0.59          $ 0.17          $ 0.67           $(0.17)        $ 0.39
----------------------------     ------              ------          ------          ------           ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                         $(0.18)             $(0.37)         $(0.39)         $(0.41)          $(0.41)        $(0.41)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments                   --                  --              --             (0.02)           (0.06)          --
---------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments              --                  --              --             (0.03)            --             --
----------------------------     ------              ------          ------          ------           ------         ------
Total distributions
declared to shareholders         $(0.18)             $(0.37)         $(0.39)         $(0.46)          $(0.47)        $(0.41)
----------------------------     ------              ------          ------          ------           ------         ------
Net asset value, end
of period                        $ 8.63              $ 8.55          $ 8.33          $ 8.55           $ 8.34         $ 8.98
----------------------------     ------              ------          ------          ------           ------         ------
Total return (%)                   3.08++              7.19            2.00            8.24            (1.89)          4.38
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                          YEAR ENDED 3/31
                                  ENDED            ------------------------------------------------------------------------
                                 9/30/03               2003            2002            2001            2000            1999
CLASS B (CONTINUED)            (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):
Expenses##                         1.65+               1.65            1.66            1.64             1.63           1.83
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)        3.99+               4.10            4.37            4.82             4.89           4.59
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    6                  13              15              15               57             31
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                   $57,382             $59,591         $61,627         $75,858          $93,656       $140,871
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                     $ 0.17              $ 0.34          $ 0.35          $ 0.38           $ 0.39         $ 0.40
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                         1.80+               1.80            1.90            1.95             1.95           1.96
---------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                       3.84+               3.95            4.13            4.51             4.57           4.46
---------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                SIX MONTHS                                         YEAR ENDED 3/31
                                  ENDED            ------------------------------------------------------------------------
                                 9/30/03               2003            2002            2001            2000            1999
CLASS C                        (UNAUDITED)
Net asset value, beginning
of period                        $ 8.56              $ 8.34          $ 8.56          $ 8.35           $ 8.99         $ 9.01
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS#(S)(S)
  Net investment income(S)       $ 0.17              $ 0.35          $ 0.37          $ 0.40           $ 0.42         $ 0.41
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments       0.09                0.24           (0.20)           0.27            (0.59)         (0.02)
----------------------------     ------              ------          ------          ------           ------         ------
Total from investment
operations                       $ 0.26              $ 0.59          $ 0.17          $ 0.67           $(0.17)        $ 0.39
----------------------------     ------              ------          ------          ------           ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income     $(0.18)             $(0.37)         $(0.39)         $(0.41)          $(0.41)        $(0.41)
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments                   --                  --              --             (0.02)           (0.06)          --
---------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments              --                  --              --             (0.03)            --             --
----------------------------     ------              ------          ------          ------           ------         ------
Total distributions
declared to shareholders         $(0.18)             $(0.37)         $(0.39)         $(0.46)          $(0.47)        $(0.41)
----------------------------     ------              ------          ------          ------           ------         ------
Net asset value, end
of period                        $ 8.64              $ 8.56          $ 8.34          $ 8.56           $ 8.35         $ 8.99
                                 ------              ------          ------          ------           ------         ------
Total return (%)                   3.08++              7.18            2.00            8.23            (1.89)          4.37
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                          YEAR ENDED 3/31
                                  ENDED            ------------------------------------------------------------------------
                                 9/30/03               2003            2002            2001            2000            1999
CLASS C (CONTINUED)            (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(S):

Expenses##                         1.65+               1.65            1.66            1.64             1.63           1.81
---------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                       3.99+               4.10            4.37            4.80             4.89           4.59
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    6                  13              15              15               57             31
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)            $39,454             $39,420         $36,146         $29,257          $26,037        $32,164
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                     $ 0.17              $ 0.34          $ 0.35          $ 0.37           $ 0.39         $ 0.40
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                         1.79+               1.80            1.90            1.95             1.95           1.94
---------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)        3.84+               3.95            4.13            4.49             4.57           4.46
---------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended March 31, 2003 and March 31, 2002, were as follows:

                                                3/31/03               3/31/02
Distributions declared from tax
exempt income                               $18,661,666           $19,345,283
-------------------------------------------------------------------------------

As of March 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed tax-exempt income                  $1,356,160
        ------------------------------------------------------------
        Capital loss carryforward                        (2,300,593)
        ------------------------------------------------------------
        Unrealized appreciation                          19,425,460
        ------------------------------------------------------------
        Other temporary differences                       4,008,419
        ------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on March 31, 2010 ($1,199,142), and March 31, 2011 ($1,101,451).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the six months ended September 30, 2003 were 0.40% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation is a pension expense of $2,097 for inactive trustees for the six months ended September 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

        First $2 billion                                   0.0175%
        ----------------------------------------------------------
        Next $2.5 billion                                  0.0130%
        ----------------------------------------------------------
        Next $2.5 billion                                  0.0005%
        ----------------------------------------------------------
        In excess of $7 billion                            0.0000%
        ----------------------------------------------------------

The effective rate for the six months ended September 30, 2003 was 0.01099%.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $48,213 for the six months ended September 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                               CLASS A     CLASS B     CLASS C

Distribution Fee                                 0.10%       0.75%       0.75%
------------------------------------------------------------------------------
Service Fee                                      0.25%       0.25%       0.25%
------------------------------------------------------------------------------
Total Distribution Plan                          0.35%       1.00%       1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended September 30, 2003, amounted to:

                                               CLASS A     CLASS B     CLASS C

Service Fee Retained by MFD                    $11,294        $337         $62
------------------------------------------------------------------------------

Payment of 0.10% per annum, Class A distribution fee will be implemented on such date as the Trustees of the trust may determine.

Fees incurred under the distribution plan during the six months ended September 30, 2003, were as follows:

                                               CLASS A     CLASS B     CLASS C

Total Distribution Plan                          0.25%       1.00%       1.00%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended September 30, 2003, were as follows:

                                               CLASS A     CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed         $0       $44,040      $6,594
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $21,029,246 and $29,587,133, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                   $339,436,627
        --------------------------------------------------------------
        Gross unrealized appreciation                     $32,350,559
        --------------------------------------------------------------
        Gross unrealized depreciation                      (6,604,648)
        --------------------------------------------------------------
        Net unrealized appreciation                       $25,745,911
        --------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended                          Year ended
                                             9/30/03                                 3/31/03
                                    SHARES             AMOUNT             SHARES               AMOUNT
CLASS A SHARES

Shares sold                          2,775,086         $23,705,804          4,450,257           $37,896,886
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                        448,397           3,832,239            945,048             8,059,984
------------------------------------------------------------------------------------------------------------
Shares reacquired                   (3,808,445)        (32,512,482)        (6,507,096)          (55,624,477)
------------------------------------------------------------------------------------------------------------
Net decrease                          (584,962)        $(4,974,439)        (1,111,791)          $(9,667,607)
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            368,264          $3,178,321          1,268,027           $10,847,882
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                         70,994             608,056            158,423             1,354,185
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (755,654)         (6,447,950)        (1,853,374)          (15,811,734)
------------------------------------------------------------------------------------------------------------
Net decrease                          (316,396)        $(2,661,573)          (426,924)          $(3,609,667)
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                            677,977          $5,830,964          1,278,255           $10,973,927
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
  in reinvestment of
  distributions                         65,316             559,798            127,218             1,087,463
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (779,350)         (6,664,355)        (1,133,632)           (9,714,089)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (36,057)          $(273,593)           271,841            $2,347,301
------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $645 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                 NOTIONAL
                PRINCIPAL       CASH FLOWS
                AMOUNT OF         PAID BY      CASH FLOWS RECEIVED   UNREALIZED
EXPIRATION       CONTRACT        THE FUND          BY THE FUND      DEPRECIATION
------------------------------------------------------------------------------
11/15/04        4,000,000     Floating-7 day      Fixed-1.945%       $(36,742)
                              BMA Swap Index
--------------------------------------------------------------------------------
10/31/12        3,750,000      Floating-3 M      Floating-7 day      (10,044)
                              LIBOR X 78.875%    BMA Swap Index
--------------------------------------------------------------------------------
12/18/12        7,600,000       Floating-3M      Floating-7 day      (23,259)
                              LIBOR X 78.75%     BMA Swap Index
--------------------------------------------------------------------------------
                                                            TOTAL:   $(70,045)
--------------------------------------------------------------------------------

Rate Lock Swaps

NOTIONAL PRINCIPAL AMOUNT                                           UNREALIZED
    OF CONTRACT (000)                         DESCRIPTION          DEPRECIATION
--------------------------------------------------------------------------------
        4,000,000              Agreement with Goldman Sachs         $(166,411)
                               terminating October 1, 2003 to pay
                               the difference between the
                               notional value and the market
                               value of a bond with a 4.22%
                               coupon maturing on October 1, 2016
                               priced at a yield to maturity
                               equal to the Municipal Market Data
                               (MMD) general obligation yield
                               curve rate for the designated
                               maturity year as of the close of
                               business on the termination date,
                               if negative (receive positive).
--------------------------------------------------------------------------------
        3,100,000              Agreement with Goldman Sachs         $(209,248)
                               terminating October 16, 2003 to
                               pay the difference between the
                               notional value and the market
                               value of a bond with a 4.65%
                               coupon maturing on October 16,
                               2018 priced at a yield to maturity
                               equal to the MMD general
                               obligation yield curve rate for
                               the designated maturity year as of
                               the close of business on the
                               termination date, if negative
                               (receive positive).
--------------------------------------------------------------------------------
        3,000,000              Agreement with Goldman Sachs          $(74,382)
                               terminating December 10, 2003 to
                               pay the difference between the
                               notional value and the market
                               value of a bond with a 4.78%
                               coupon maturing on December 10,
                               2023 priced at a yield to maturity
                               equal to the MMD general
                               obligation yield curve rate for
                               the designated maturity year as of
                               the close of business on the
                               termination date, if negative
                               (receive positive).
--------------------------------------------------------------------------------
         700,000               Agreement with Merrill Lynch           $(9,022)
                               terminating January 7, 2004 to pay
                               the difference between the
                               notional value and the market
                               value of a bond with a 4.285%
                               coupon maturing on January 7, 2019
                               priced at a yield to maturity
                               equal to the MMD general
                               obligation yield curve rate for
                               the designated maturity year as of
                               the close of business on the
                               termination date, if negative
                               (receive positive).

--------------------------------------------------------------------------------
        2,500,000              Agreement with Merrill Lynch          $(60,983)
                               terminating January 20, 2004 to
                               pay the difference between the
                               notional value and the market
                               value of a bond with a 4.403%
                               coupon maturing on January 20,
                               2019 priced at a yield to maturity
                               equal to the MMD general
                               obligation yield curve rate for
                               the designated maturity year as of
                               the close of business on the
                               termination date, if negative
                               (receive positive).
--------------------------------------------------------------------------------
                                                           TOTAL:   $(520,046)
--------------------------------------------------------------------------------

At September 30, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 2003, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 4.6% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                     DATE OF       PRINCIPAL
DESCRIPTION                                      ACQUISITION          AMOUNT            COST           VALUE
------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES,
  FGIC, 9.639s, 2016                               4/20/1999           1,000      $1,167,100      $1,345,280
Chicago, IL, (O'Hare International Airport)
  RITES, FSA, 10.06, 2022                          8/21/2003           1,500      $1,598,757      $1,744,710
Chicago, IL, Public Building Commission
  Rev., RITES, 8.064s, 2016                        3/10/1999           1,500      $1,619,550      $1,919,910
Chicago, IL, Public Building Commission
  Rev., RITES, 8.064s, 2017                        3/10/1999           1,250      $1,337,550      $1,585,000
Commonwealth of Puerto Rico ROLS, FGIC,
  9.806s, 2015                                     7/15/2001           3,000      $3,878,760      $4,013,340
Dudley-Charlton, MA, Regional School
  District, RITES, FGIC, 9.208s, 2017               5/5/1999           1,495      $1,645,945      $1,909,534
Houston, TX, Independent School District,
  RITES, PSF, 9.139s, 2017                         2/26/1999           2,325      $2,440,831      $2,669,239
North Carolina Municipal Power Agency, MBIA,
  9.259s, 2019                                    10/28/1996           1,500      $1,717,980      $1,730,550
------------------------------------------------------------------------------------------------------------
Total:                                                                                           $16,917,563
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Municipal Series
Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington
                                                         Funds, Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Manhattan Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson(1)
Geoffrey L. Schechter(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             LMB SEM-11/03 17M

MFS(R) Mutual Funds
SEMIANNUAL REPORT 9/30/03

MFS(R) MUNICIPAL SERIES TRUST
For the States of: Mississippi,
New York, North Carolina,
Pennsylvania, South Carolina,
Tennessee, Virginia, and West Virginia

[graphic omitted]

A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms
o share balances and transactional history with us, our affiliates, or others
o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements. Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
    NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE   NOT A DEPOSIT
                  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) MUNICIPAL SERIES TRUST

The investment objective of each fund is to seek current income exempt from federal income taxes and personal income tax, if any, of the state to which its name refers.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          16
----------------------------------------------------
FINANCIAL STATEMENTS                              55
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     84
----------------------------------------------------
TRUSTEES AND OFFICERS                             98
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      99
----------------------------------------------------
CONTACT INFORMATION                              100
----------------------------------------------------
ASSET ALLOCATION                                 101

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

[Photo of Jeffrey L. Shames]

Dear Shareholders,

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     October 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

Which means, when you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes
o time-tested money management process for pursuing consistent results
o full spectrum of investment products backed by MFS Original Research(R)
o resources and services that match real-life needs

INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans
o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products
o analyzing financial statements and balance sheets
o talking extensively with companies' customers and competitors
o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

For the six-month period as a whole, long-term municipal interest rates were virtually unchanged, while rates on shorter-maturity issues (maturities of less than 15 years) declined modestly. Those facts, however, belie the tremendous volatility in the bond market over that time. In early 2003 and into the first half of the period, we saw a confluence of factors that were positive for bond prices. Geopolitical uncertainty, the hangover from corporate scandals in 2002, and a weak U.S. economy were among the factors that prompted a "flight to quality" by many investors and pushed interest rates down to four-decade lows by spring 2003.

In late June, however, the bond market reversed direction as fixed-income investors became concerned that the economic recovery was accelerating faster than expected. Although stocks had been rising since late March, the catalyst for the bond market appeared to be the Federal Reserve Board's decision on June 25 to lower rates by one-quarter percent rather than one-half percent as many investors had expected. From that date through the end of August, bond rates rose sharply. Rates came back down slightly in the final weeks of the period.

Municipal bonds in general slightly outperformed Treasuries over the period, as municipal bond yields were largely unchanged or modestly lower, while Treasury yields were generally higher across the yield curve. (The principal value and interest on U.S. Treasury securities, are guaranteed by the U.S. government if held to maturity.)

HOW WE MANAGE THE FUNDS

All of the MFS state municipal funds are managed with a common investment strategy. There are four key elements to our management strategy: duration, yield curve positioning, credit quality, and sector allocation.

DURATION is a measure of a fund's sensitivity to changes in interest rates. In most market environments, we strive to be neutral in duration relative to our Lipper peers, as we believe that trying to predict the direction of interest rates is a relatively risky investment strategy. However, at times when we believe that interest rates have become excessively low - as we felt they did over the period - and may be about to reverse direction, we may try to protect a fund's principal by making the fund modestly short on duration relative to its Lipper peers.

A YIELD CURVE for bonds shows the relationship between yield and time to maturity. In a majority of market environments, longer-maturity bonds offer higher yields but are more exposed to duration risk - the risk that a change in interest rates may adversely affect a bond's price. In managing the funds, we try to pick what we believe is the optimal spot on the yield curve - a time to maturity that optimizes the combination of yield and risk. Our research for some time has indicated that the 15- to 20-year part of the yield curve is that optimal spot. For example, in our experience a 20-year bond typically has paid 98% of the yield of a similar 30-year bond but carried only 75%-80% of the duration risk of that 30-year bond. For that reason, the funds have tended to be overweighted in bonds with maturities in the 15- to 20-year range.

CREDIT QUALITY refers to the perceived ability of a bond issuer to make interest payments and repay a bond's principal. Major credit-rating agencies rate bonds on a scale that usually runs from "AAA" down to "BBB" for investment-grade bonds, and "BB" and below for lower-quality, noninvestment- grade or so-called "junk" bonds. In general, lower-rated bonds pay higher rates of interest to compensate investors for taking on additional risk. The funds historically have focused on using our bottom-up research to seek out bonds that offer higher yields than average "AAA"-rated insured bonds, yet also offer what we believe is reasonable safety of principal and interest payments to maturity.

SECTOR ALLOCATION refers to a fund's weightings in various types of municipal bond issues, including bonds from industries such as health care, utilities, and airlines. Our research analysts constantly seek out sectors, and individual bonds within those sectors, that we believe will benefit in a given market environment.

FACTORS THAT AFFECTED PERFORMANCE

For the six-month period ended September 30, 2003, the following charts indicate the effects of the four factors mentioned above on individual fund performance. These factors may affect fund performance in different ways during other periods, depending on market conditions.

The first chart depicts performance relative to the fund's benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index).

    o The DURATION column indicates that the fund's duration had a positive effect ("pos"), a negative effect ("neg"), or no meaningful contribution to relative performance ("neutral"). For the period, all of the funds were short on duration, relative to the Lehman Index, in anticipation of rising rates. Because short- term interest rates fell slightly while long-term rates were relatively stable, being short on duration modestly hurt performance of all the funds.

    o YIELD CURVE indicates the effect of the fund's yield curve positioning on performance. Over the period, bonds in the middle part of the yield curve
       - 10 to 20 years to maturity - saw the strongest performance. For that reason, the funds' overweighting in the 15- to 20-year area, relative to the Lehman Index, helped performance of all funds.

    o The average CREDIT QUALITY of most of the funds was similar to that of the Lehman Index over the period. The effect of credit quality on relative performance was therefore neutral. The Virginia fund, however, was overweighted in higher-quality bonds, which outperformed over the period. For that fund, credit quality had a positive effect on relative performance.

    o In the area of SECTOR ALLOCATION, funds that were overweighted in credit-enhanced, or insured, bonds saw a positive effect on relative performance. Insured bonds generally pay a lower rate of interest but have a high credit rating because the payment of interest and principal is guaranteed by a highly rated insurance firm as well as by the original issuer. Most of the insured bonds in the portfolios are "AAA"-rated.

KEY FACTORS IN FUND PERFORMANCE RELATIVE TO BENCHMARK
(THE LEHMAN BROTHERS MUNICIPAL BOND INDEX)

----------------------------------------------------------------------------
                                     YIELD         CREDIT           SECTOR
 STATE FUND        DURATION          CURVE         QUALITY        ALLOCATION

----------------------------------------------------------------------------
MISSISSIPPI            neg             pos          neutral            pos
----------------------------------------------------------------------------
NEW YORK               neg             pos          neutral            pos
----------------------------------------------------------------------------
NORTH CAROLINA         neg             pos          neutral            pos
----------------------------------------------------------------------------
PENNSYLVANIA           neg             pos          neutral            pos
----------------------------------------------------------------------------
SOUTH CAROLINA         neg             pos          neutral            pos
----------------------------------------------------------------------------
TENNESSEE              neg             pos          neutral            pos
----------------------------------------------------------------------------
VIRGINIA               neg             pos            pos              pos
----------------------------------------------------------------------------
WEST VIRGINIA          neg             pos          neutral            pos
----------------------------------------------------------------------------

The second chart depicts performance relative to each fund's Lipper peer group, which consists of other state municipal funds within the same state or group of states. (Please see the Performance Summary for each fund's actual Lipper category.)

    o Funds that had a positive DURATION effect were somewhat longer in duration (more sensitive to interest rate changes) than their peers and benefited from the modest decline in short-term interest rates. Conversely, funds that were negatively affected by duration were short relative to their peers and benefited less, or not at all, from the fall in rates. Neutral indicates no meaningful effect on performance relative to a fund's peers

    o As mentioned earlier, the intermediate part of the YIELD CURVE saw the strongest performance over the period. Funds that were overweighted in that part of the curve, relative to their peers, saw a benefit from yield curve positioning.

    o As with performance against the Lehman Index, an overweighting in bonds of higher CREDIT QUALITY was positive for performance, while an underweighting in that area hurt relative performance.

    o Credit-enhanced (insured) bonds were among the strongest performers over the period. Funds that were overweighted in this SECTOR, relative to their peers, saw a positive effect on performance.

KEY FACTORS IN FUND PERFORMANCE
RELATIVE TO LIPPER PEER GROUPS (OTHER FUNDS IN SAME STATE)

----------------------------------------------------------------------------
                                     YIELD         CREDIT           SECTOR
 STATE FUND        DURATION          CURVE         QUALITY        ALLOCATION
----------------------------------------------------------------------------
MISSISSIPPI            pos           neutral          neg              pos
----------------------------------------------------------------------------
NEW YORK               neg           neutral          neg            neutral
----------------------------------------------------------------------------
NORTH CAROLINA         neg             pos          neutral          neutral
----------------------------------------------------------------------------
PENNSYLVANIA           neg             pos            neg              pos
----------------------------------------------------------------------------
SOUTH CAROLINA         neg           neutral          neg              pos
----------------------------------------------------------------------------
TENNESSEE            neutral         neutral        neutral            pos
----------------------------------------------------------------------------
VIRGINIA             neutral         neutral          neg              pos
----------------------------------------------------------------------------
WEST VIRGINIA          neg             pos            pos            neutral
----------------------------------------------------------------------------

 /s/ Michael L. Dawson                    /s/ Geoffrey L. Schechter

     Michael L. Dawson                        Geoffrey L. Schechter
     Portfolio Manager                        Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03  MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for each fund over the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state-specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brothers Municipal Bond Index, a broad measure of the municipal bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

TOTAL RETURNS

 --------------------
    Average annual
 without sales charge
 --------------------

  Share class     Inception date     6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             8/6/1992         --      3.46%    7.14%    5.13%    5.53%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.48%    6.26%    4.28%    4.67%
------------------------------------------------------------------------------

Comparative Benchmarks

 --------------------
  Average annual
 --------------------

------------------------------------------------------------------------------
Average other state municipal
debt fund+                           2.01%    2.39%    6.21%    4.17%    4.73%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                          2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

-----------------
 Average annual
with sales charge
-----------------

       A                              --     -1.45%    5.41%    4.11%    5.02%
------------------------------------------------------------------------------
       B                              --     -1.47%    5.36%    3.94%    4.67%

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                             2.66%    3.46%   22.98%   28.43%   71.30%
------------------------------------------------------------------------------
       B                             2.11%    2.48%   19.97%   23.33%   57.82%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03  MFS(R) NEW YORK MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

TOTAL RETURNS

 --------------------
    Average annual
 without sales charge
 --------------------

 Share class     Inception date      6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             6/6/1988         --      3.11%    7.52%    5.15%    5.43%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.34%    6.63%    4.31%    4.60%
------------------------------------------------------------------------------
       C            12/11/2000        --      2.43%    6.75%    4.69%    5.20%
------------------------------------------------------------------------------

Comparative Benchmarks

 --------------------
  Average annual
 --------------------

------------------------------------------------------------------------------
Average New York municipal debt
fund+                                2.54%    2.75%    6.86%    4.45%    5.07%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                               2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

-----------------
 Average annual
with sales charge
-----------------

------------------------------------------------------------------------------
       A                              --     -1.78%    5.79%    4.13%    4.91%
------------------------------------------------------------------------------
       B                              --     -1.60%    5.74%    3.97%    4.60%
------------------------------------------------------------------------------
       C                              --      1.45%    6.75%    4.69%    5.20%
------------------------------------------------------------------------------

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                             2.26%    3.11%   24.30%   28.52%   69.62%
------------------------------------------------------------------------------
       B                             1.97%    2.34%   21.24%   23.50%   56.78%
------------------------------------------------------------------------------
       C                             1.97%    2.43%   21.63%   25.76%   65.97%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03   MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

TOTAL RETURNS

  --------------------
     Average annual
  without sales charge
  --------------------

------------------------------------------------------------------------------
  Share class     Inception date     6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A            10/31/1984        --      3.43%    7.24%    4.82%    5.10%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.76%    6.55%    4.15%    4.39%
------------------------------------------------------------------------------
       C            1/03/1994         --      2.76%    6.55%    4.15%    4.42%

  --------------------
    Average annual
  --------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average North Carolina municipal
debt fund+                           2.13%    2.98%    6.73%    4.38%    4.93%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                               2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

  --------------------
    Average annual
   with sales charge
  --------------------

------------------------------------------------------------------------------
       A                              --     -1.49%    5.51%    3.81%    4.59%
------------------------------------------------------------------------------
       B                              --     -1.20%    5.66%    3.81%    4.39%
------------------------------------------------------------------------------
       C                              --      1.77%    6.55%    4.15%    4.42%
------------------------------------------------------------------------------

 --------------------
     Cumulative
 without sales charge
 --------------------

------------------------------------------------------------------------------
       A                             2.53%    3.43%   23.31%   26.55%   64.52%
------------------------------------------------------------------------------
       B                             2.20%    2.76%   20.95%   22.53%   53.68%
------------------------------------------------------------------------------
       C                             2.20%    2.76%   20.95%   22.53%   54.14%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+  Source: Lipper Inc.
#  Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03  MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

TOTAL RETURNS

 --------------------
    Average annual
 without sales charge
 --------------------

  Share class     Inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             2/1/1993         --      3.13%    7.72%    5.44%    5.62%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.38%    6.82%    4.60%    4.77%
------------------------------------------------------------------------------

 --------------------
    Average annual
 --------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Pennsylvania municipal
debt fund+                           2.33%    3.03%    6.68%    4.26%    4.98%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                               2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

 --------------------
    Average annual
   with sales charge
 --------------------

------------------------------------------------------------------------------
       A                              --     -1.77%    5.99%    4.42%    5.11%
------------------------------------------------------------------------------
       B                              --     -1.57%    5.94%    4.26%    4.77%
------------------------------------------------------------------------------

 --------------------
      Cumulative
 without sales charge
 --------------------

------------------------------------------------------------------------------
       A                             2.35%    3.13%   25.00%   30.34%   72.79%
------------------------------------------------------------------------------
       B                            2.02%    2.38%   21.89%   25.20%   59.30%
------------------------------------------------------------------------------


Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03  MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

TOTAL RETURNS

 --------------------
    Average annual
 without sales charge
 --------------------

  Share class     Inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A            10/31/1984        --      3.78%    7.47%    4.75%    5.08%
------------------------------------------------------------------------------
       B             9/7/1993         --      3.11%    6.78%    4.08%    4.36%
------------------------------------------------------------------------------

 --------------------
    Average annual
 --------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average South Carolina
municipal debt fund+                 2.47%    3.16%    6.77%    4.29%    4.68%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                               2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

 --------------------
    Average annual
   with sales charge
 --------------------

------------------------------------------------------------------------------
       A                              --     -1.15%    5.74%    3.74%    4.57%
------------------------------------------------------------------------------
       B                              --     -0.86%    5.90%    3.74%    4.36%
------------------------------------------------------------------------------

 --------------------
      Cumulative
 without sales charge
 --------------------

------------------------------------------------------------------------------
       A                             2.73%    3.78%   24.13%   26.13%   64.09%
------------------------------------------------------------------------------
       B                             2.40%    3.11%   21.75%   22.12%   53.29%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03  MFS(R) TENNESSEE MUNICIPAL BOND FUND
------------------------------------------------------------------------------

TOTAL RETURNS

 --------------------
    Average annual
 without sales charge
 --------------------

  Share class     Inception date     6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A            8/12/1988         --      3.57%    7.16%    4.77%    5.24%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.90%    6.47%    4.09%    4.54%
------------------------------------------------------------------------------

 --------------------
    Average annual
 --------------------

Comparative Benchmarks

------------------------------------------------------------------------------
Average Tennessee municipal
debt fund+                           2.24%    3.25%    6.80%    4.55%    4.84%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                               2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

 --------------------
    Average annual
   with sales charge
 --------------------

------------------------------------------------------------------------------
       A                              --     -1.35%    5.43%    3.75%    4.73%
------------------------------------------------------------------------------
       B                              --     -1.07%    5.58%    3.75%    4.54%
------------------------------------------------------------------------------

 --------------------
     Cumulative
 without sales charge
 --------------------

------------------------------------------------------------------------------
       A                             2.59%    3.57%   23.05%   26.22%   66.67%
------------------------------------------------------------------------------
       B                             2.26%    2.90%   20.69%   22.21%   55.82%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03  MFS(R) VIRGINIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

TOTAL RETURNS

 --------------------
    Average annual
 without sales charge
 --------------------

  Share class     Inception date     6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A            10/31/1984        --      3.85%    6.93%    4.73%    4.87%
------------------------------------------------------------------------------
       B             9/7/1993         --      3.09%    6.25%    4.06%    4.17%
------------------------------------------------------------------------------
       C             1/3/1994         --      3.09%    6.21%    4.04%    4.19%
------------------------------------------------------------------------------

 --------------------
    Average annual
 --------------------

Comparative Benchmarks

------------------------------------------------------------------------------
Average Virginia municipal debt
fund+                                2.39%    3.00%    6.48%    4.36%    4.99%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                               2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

 --------------------
    Average annual
   with sales charge
 --------------------

------------------------------------------------------------------------------
       A                              --     -1.09%    5.21%    3.72%    4.37%
------------------------------------------------------------------------------
       B                              --     -0.88%    5.36%    3.72%    4.17%
------------------------------------------------------------------------------
       C                              --      2.10%    6.21%    4.04%    4.19%
------------------------------------------------------------------------------

 --------------------
      Cumulative
 without sales charge
 --------------------

------------------------------------------------------------------------------
       A                             2.91%    3.85%   22.28%   26.01%   60.96%
------------------------------------------------------------------------------
       B                             2.57%    3.09%   19.94%   22.02%   50.52%
------------------------------------------------------------------------------
       C                             2.49%    3.09%   19.82%   21.89%   50.75%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03  MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

------------------------------------------------------------------------------

TOTAL RETURNS

 --------------------
    Average annual
 without sales charge
 --------------------

  Share class     Inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A            10/31/1984        --      3.45%    7.12%    4.76%    5.04%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.86%    6.42%    4.11%    4.33%
------------------------------------------------------------------------------

 --------------------
    Average annual
 --------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average other state municipal
debt fund+                           2.01%    2.39%    6.21%    4.17%    4.73%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                               2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

 --------------------
    Average annual
   with sales charge
 --------------------

------------------------------------------------------------------------------
       A                              --     -1.47%    5.39%    3.75%    4.53%
------------------------------------------------------------------------------
       B                              --     -1.09%    5.53%    3.77%    4.33%
------------------------------------------------------------------------------

 --------------------
      Cumulative
 without sales charge
 --------------------

------------------------------------------------------------------------------
       A
                                     2.40%    3.45%   22.90%   26.20%   63.44%
------------------------------------------------------------------------------
       B
                                     2.16%    2.86%   20.53%   22.28%   52.80%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+  Source: Lipper Inc.
#  Source: Standard & Poor's Micropal, Inc.

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%.

For those funds listed above that offer Class C shares, Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC.

Performance for share classes initially offered after Class A shares includes the performance of the funds' Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

If you are not a resident of the state to which the fund is targeted, the state tax exemption will not apply.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

By concentrating in one state, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting that state than is a portfolio that invests more broadly.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/ 03  MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 8.8%                     Hinds County, MS, MBIA, 6.25s, 2010                       $1,660                $1,971,466
-----------------------------------------------------------------------------------------------------------------------------
                                   Hinds County, MS, MBIA, 6.25s, 2011                        1,285                 1,533,570
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Jackson, Mississippi), FSA,
                                   5.25s, 2018                                                  600                   675,846
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Jackson, Mississippi), FSA,
                                   5.25s, 2019                                                1,260                 1,413,481
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Jackson, Mississippi), FSA,
                                   5.25s, 2020                                                  620                   692,707
-----------------------------------------------------------------------------------------------------------------------------
                                   Rankin County, MS, School District, MBIA,
                                   5.5s, 2014                                                 1,090                 1,250,666
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Mississippi, "A", 5.1s, 2011                        430                   485,801
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Mississippi, "A", 5.375s, 2011                      800                   919,968
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $8,943,505
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Commonwealth of Puerto Rico, RITES, FGIC,
Improvement - 12.2%                9.29s, 2016+(++)                                          $3,110                $4,162,175
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Madison County, Mississippi),
                                   AMBAC, 5.1s, 2018                                          1,010                 1,083,579
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 9.145s, 2017+(++)                                750                   928,170
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Mississippi, 6.75s, 2014(++)                      1,800                 1,919,142
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Mississippi, 6s, 2018(++)                         1,000                 1,194,320
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Mississippi, Capital Improvement,
                                   5.5s, 2015(++)                                               750                   873,945
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Mississippi, Capital Improvement,
                                   5.25s, 2017(++)                                            2,000                 2,298,740
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $12,460,071
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Biloxi, MS, Public School District, MBIA,
Schools - 7.3%                     5s, 2021                                                  $1,000                $1,034,120
-----------------------------------------------------------------------------------------------------------------------------
                                   Hinds County Michigan School District,
                                   FSA, 5s, 2018                                              1,200                 1,276,572
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson, MS, Public School District,
                                   AMBAC, 5.75s, 2017                                         1,000                 1,142,610
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson, MS, Public School District, "B",
                                   0s, 2022                                                   2,000                   734,020
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson, MS, Public School District, "B",
                                   0s, 2023                                                   1,000                   340,670
-----------------------------------------------------------------------------------------------------------------------------
                                   Madison County, MS, Public School
                                   District, FSA, 5s, 2016                                    1,105                 1,191,135
-----------------------------------------------------------------------------------------------------------------------------
                                   Madison County, MS, Public School
                                   District, MBIA, 5.875s, 2016                               1,500                 1,715,220
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $7,434,347
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals -  Alcorn County, MS, Corinth Hospital Rev.
16.1%                              (Magnolia Regional Health Center), AMBAC,
                                   5.75s, 2013                                               $1,000                $1,096,340
-----------------------------------------------------------------------------------------------------------------------------
                                   Corinth & Alcorn County, MS, Hospital Rev.
                                   (Magnolia Regional Health Center), 5.5s,
                                   2021                                                         400                   394,948
-----------------------------------------------------------------------------------------------------------------------------
                                   Gulfport, MS, Hospital Facilities Rev.
                                   (Memorial Hospital), MBIA, 6.125s, 2015                    2,250                 2,369,610
-----------------------------------------------------------------------------------------------------------------------------
                                   Gulfport, MS, Hospital Facilities Rev.
                                   (Memorial Hospital), MBIA, 6.2s, 2018                      1,000                 1,053,720
-----------------------------------------------------------------------------------------------------------------------------
                                   Gulfport, MS, Hosptial Facilities Rev.
                                   (Memorial Hospital), 5.75s, 2031                           1,000                 1,021,860
-----------------------------------------------------------------------------------------------------------------------------
                                   Hinds County, MS, Hospital Rev. (Methodist
                                   Hospital & Rehabilitation Center), AMBAC,
                                   5.6s, 2012                                                 2,335                 2,639,274
-----------------------------------------------------------------------------------------------------------------------------
                                   Jones County, MS, Hospital Rev. (South
                                   Central Regional Medical Center),
                                   5.5s, 2017                                                 1,000                   998,150
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank, Special
                                   Obligation (Adams County Hospital), FSA,
                                   5.75s, 2016                                                1,000                 1,101,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Hospital Equipment &
                                   Facilities Authority Rev., Refunding &
                                   Improvement Hospital, 5.5s, 2019                             250                   251,755
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Hospital Equipment &
                                   Facilities Authority Rev., Refunding &
                                   Improvement Hospital, 5.75s, 2023                            250                   250,743
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Hospital Equipment &
                                   Facilities Authority Rev. (Baptist), MBIA,
                                   6.5s, 2010                                                 1,190                 1,299,730
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Hospital Equipment &
                                   Facilities Authority Rev. (Baptist), MBIA,
                                   6s, 2013                                                     750                   813,352
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Hospital Equipment &
                                   Facilities Authority Rev. (Forrest County
                                   General Hospital), FSA, 5.625s, 2020                       1,000                 1,098,900
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Hospital Equipment &
                                   Facilities Authority Rev. (Rush Medical
                                   Foundation), CONNIE LEE, 6.7s, 2018                        2,000                 2,025,460
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $16,415,002
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Mississippi Business Finance Corp., Solid
Environmental Services - 0.4%      Waster Disposal Rev. (Waste Management,
                                   Inc.), 4.65s, 2027                                          $400                  $402,596
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Jones County, MS, Solid Waste Disposal
Paper - 2.9%                       Rev. (International Paper Co.),
                                   5.8s, 2021                                                  $500                  $502,515
-----------------------------------------------------------------------------------------------------------------------------
                                   Lowndes County, MS, Solid Waste Disposal &
                                   Pollution Control Rev. (Weyerhauser Co.),
                                   6.8s, 2022                                                 1,250                 1,451,587
-----------------------------------------------------------------------------------------------------------------------------
                                   Warren County, MS, Pollution Control Rev.
                                   (International Paper), 6.6s, 2019                          1,000                 1,037,350
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,991,452
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            Mississippi Development Bank, Special
Entertainment &                    Obligation, "A" (Diamond Lakes Utilities),
Tourism - 1.2%                     6.25s, 2017                                               $1,250                $1,261,362
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Gulfport, MS, Community Development Urban
Revenue - 3.7%                     Renewal Rev. (Oakview Apartments), FNMA,
                                   7.4s, 2025                                                $1,755                $1,795,207
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson, MS, Elderly Housing Corp.,
                                   Mortgage Rev. (Delhaven Manor), "C", FHA,
                                   7.375s, 2024                                               1,860                 1,872,369
-----------------------------------------------------------------------------------------------------------------------------
                                   Ridgeland, MS, Urban Renewal, Multi-Family
                                   Housing Rev. (Northbrook I & III
                                   Apartments), 6.15s, 2019**                                   300                   144,009
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,811,585
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Mississippi Home Corp. Rev., Single Family
State - 12.4%                      Rev., "A", GNMA, 6.3s, 2031                                 $375                  $401,738
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Home Corp. Rev., Single Family
                                   Rev., "A-2", GNMA, 5.3s, 2023                              1,000                 1,011,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Home Corp. Rev., Single Family
                                   Rev., "A-2", GNMA, 6.95s, 2031                               990                 1,073,110
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Home Corp. Rev., Single Family
                                   Rev., "A-2", GNMA, 6.5s, 2032                                495                   553,158
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Home Corp. Rev., Single Family
                                   Rev., "B", GNMA, 6.5s, 2024                                1,420                 1,450,644
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Home Corp. Rev., Single Family
                                   Rev., "B", GNMA, 6.625s, 2027                                735                   760,688
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Home Corp. Rev., Single Family
                                   Rev., "B-2", GNMA, 6.375s, 2032                              725                   781,789
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Home Corp. Rev., Single Family
                                   Rev., "B-2", GNMA, 6.45s, 2033                               855                   895,749
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Home Corp. Rev., Single Family
                                   Rev., "C", 0s, 2013                                        4,920                 3,306,634
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Home Corp. Rev., Single Family
                                   Rev., "F", GNMA, 7.55s, 2027                                 444                   467,856
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing Finance Authority Home
                                   Mortgage Rev., "A", 4.75s, 2023                            2,000                 1,999,880
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $12,702,406
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Hinds Community College, MS, Conference
Appropriation - 10.6%              and Training Center, 6.5s, 2014(++)                       $1,320                $1,385,670
-----------------------------------------------------------------------------------------------------------------------------
                                   Lamar County, MS, MBIA, 5.1s, 2021(++)                       430                   449,475
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Correctional Facility), "A",
                                   5.125s, 2025                                               1,000                 1,028,140
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Horn Lake Recreation
                                   Facilities), AMBAC, 4.875s, 2018                             495                   518,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Mississippi Hospital Rev.),
                                   5.1s, 2020                                                 1,000                 1,035,200
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Natchez Mississippi Convention
                                   Center), AMBAC, 6s, 2021                                     750                   872,850
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 8.915s, 2013+(++)                                     500                   653,940
-----------------------------------------------------------------------------------------------------------------------------
                                   Southhaven, MS, Mississippi Development
                                   Bank Special Obligation (Recreation
                                   Facilities), 5.875s, 2014                                    375                   415,346
-----------------------------------------------------------------------------------------------------------------------------
                                   Southhaven, MS, Mississippi Development
                                   Bank Special Obligation (Recreation
                                   Facilities), 6.2s, 2020                                      400                   453,784
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Mississippi, Certificates of
                                   Participation (Rehabilitation Services),
                                   6.1s, 2014                                                 1,990                 2,010,736
-----------------------------------------------------------------------------------------------------------------------------
                                   Walnut, MS, Correctional Authority, AMBAC,
                                   6s, 2019(++)                                               1,750                 2,043,195
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,866,576
-----------------------------------------------------------------------------------------------------------------------------
Tax - 0.8%                         Mississippi Development Bank Special
                                   Obligation (Tupelo Fairgrounds), AMBAC,
                                   5s, 2017                                                    $785                  $832,053
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                     Childrens Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                                $245                  $218,937
-----------------------------------------------------------------------------------------------------------------------------
                                   Guam Economic Development Authority, 5.5s, 2041              350                   302,718
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $521,655
-----------------------------------------------------------------------------------------------------------------------------
Transportation - Special           Mississippi Development Bank Special
Tax - 1.2%                         Obligation, Madison County, Road & Bridge
                                   Project, AMBAC, 5.1s, 2019                                $1,175                $1,251,927
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 6.3%     Jackson State University Educational
                                   Building Corp., Student Recreation Center,
                                   AMBAC, 5.125s, 2027##                                       $750                  $763,365
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi University Educational
                                   Building Corp., AMBAC, 5.5s, 2016                          1,000                 1,120,060
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi University Educational
                                   Building Corp., AMBAC, 5s, 2021                              250                   258,845
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi University Educational
                                   Building Corp. Rev. (University
                                   Mississippi Medical Center), AMBAC, 5.5s, 2023             1,000                 1,103,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Valley State University, MBIA,
                                   5.5s, 2021                                                   890                   966,834
-----------------------------------------------------------------------------------------------------------------------------
                                   University of Mississippi, Educational
                                   Building Corp. (Athletic Facilities),
                                   6.2s, 2016                                                 1,000                 1,146,200
-----------------------------------------------------------------------------------------------------------------------------
                                   University of Mississippi Educational
                                   Building Corp. (Performing Arts Center),
                                   AMBAC, 5.25s, 2018                                         1,000                 1,070,620
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,429,484
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Investor               Warren County, MS, Pollution Control Rev.
Owned - 2.2%                       (Mississippi Power & Light), 7s, 2022                     $1,000                $1,028,170
-----------------------------------------------------------------------------------------------------------------------------
                                   Washington County, MS, Pollution Control
                                   Rev. (Mississippi Power & Light),
                                   7s, 2022                                                   1,230                 1,264,649
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,292,819
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Guam Power Authority Rev., RITES, AMBAC,
Owned - 1.3%                       8.636s, 2013+(++)                                         $1,000                $1,227,940
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority,
                                   Power Rev., FSA, 5.25s, 2015                                  80                    88,281
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,316,221
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility            Gulfport, MS, Water & Sewer Rev., FSA,
Revenue - 8.1%                     5.625s, 2024                                                $500                  $545,645
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson, MS, Water & Sewer Systems Rev.,
                                   FGIC, 5.25s, 2017                                            420                   452,122
-----------------------------------------------------------------------------------------------------------------------------
                                   Meridian, MS, Water & Sewer Rev., AMBAC,
                                   6.2s, 2012                                                   650                   688,408
-----------------------------------------------------------------------------------------------------------------------------
                                   Meridian, MS, Water & Sewer Rev., AMBAC,
                                   6.2s, 2013                                                   400                   423,636
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Comb Water Sewer & Solid Waste
                                   Management), FSA, 5.25s, 2021                              1,270                 1,371,333
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Comb Water Sewer & Solid Waste
                                   Management), FSA, 5.05s, 2027                              1,610                 1,652,923
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Gulfport Water & Sewer
                                   Project), "A", FGIC, 5.25s, 2027                           2,000                 2,068,220
-----------------------------------------------------------------------------------------------------------------------------
                                   Mississippi Development Bank Special
                                   Obligation (Wastewater & Solid Waste
                                   Management), "A", FSA, 5.375s, 2017                        1,000                 1,103,220
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $8,305,507
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Electric               Mississippi Development Bank Special
Power - 1.1%                       Obligation (Okolona Electric System),
                                   5.2s, 2016                                                $1,010                $1,092,204
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $92,831,973)                                                              $99,330,772
-----------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Note - 2.7%
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson County, MS, Pollution Control Rev.
                                   (Chevron USA, Inc.), due 10/01/03, at
                                   Identified Cost                                           $2,750                $2,750,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $95,581,973)                                                                 $102,080,772
-----------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.2%                                                                                 223,196
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $102,303,968
-----------------------------------------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03  MFS(R) NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Port Authority NY & NJ, (131st Street
Revenue - 2.2%                     Service), 5s, 2020                                        $1,500                $1,557,360
-----------------------------------------------------------------------------------------------------------------------------
                                   Port Authority NY & NJ, Special Obligation
                                   Rev., MBIA, 5.5s, 2018                                     1,500                 1,616,610
-----------------------------------------------------------------------------------------------------------------------------
                                   Port Authority NY & NJ, Special Obligation
                                   Rev. (JFK International), MBIA,
                                   6.25s, 2015                                                1,000                 1,141,010
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,314,980
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 9.1%             New York, NY, 7.2s, 2004(+++)                             $1,000                $1,063,720
-----------------------------------------------------------------------------------------------------------------------------
                                   New York, NY, 7.3s, 2004(+++)                              5,880                 6,259,730
-----------------------------------------------------------------------------------------------------------------------------
                                   New York, NY, 7.375s, 2004(+++)                            1,600                 1,704,368
-----------------------------------------------------------------------------------------------------------------------------
                                   New York, NY, 5.5s, 2015                                   1,000                 1,093,310
-----------------------------------------------------------------------------------------------------------------------------
                                   New York, NY, 5.375s, 2017                                 1,250                 1,322,388
-----------------------------------------------------------------------------------------------------------------------------
                                   New York, NY, 6s, 2019                                     1,000                 1,098,390
-----------------------------------------------------------------------------------------------------------------------------
                                   New York, NY, FGIC, 5.5s, 2026                             2,100                 2,224,005
-----------------------------------------------------------------------------------------------------------------------------
                                   Niagara Falls, NY, FGIC, 5.5s, 2008                        1,025                 1,048,760
-----------------------------------------------------------------------------------------------------------------------------
                                   State of New York, 5.7s, 2005(+++)                         1,000                 1,078,100
-----------------------------------------------------------------------------------------------------------------------------
                                   State of New York, AMBAC, 6s, 2004(+++)                    1,000                 1,055,370
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $17,948,141
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.0                  Commonwealth of Puerto Rico, ROLs, XLCA,
                                   9.756s, 2017+(++)                                         $1,350                $1,777,680
-----------------------------------------------------------------------------------------------------------------------------
                                   Erie County, NY, Public Improvement, FGIC,
                                   5s, 2019                                                     140                   148,144
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,925,824
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Arlington, NY, Central School District,
Schools - 6.4%                     FSA, 5s, 2021                                             $1,000                $1,049,860
-----------------------------------------------------------------------------------------------------------------------------
                                   Genesee Valley, NY, Central School
                                   District (Angelica Belmont), FGIC,
                                   5.25s, 2028                                                1,720                 1,794,871
-----------------------------------------------------------------------------------------------------------------------------
                                   North Babylon, NY, Union Free School
                                   District, FGIC, 5.5s, 2018                                 2,415                 2,674,105
-----------------------------------------------------------------------------------------------------------------------------
                                   Panama, NY, Central School District, FGIC,
                                   5s, 2017                                                     540                   582,347
-----------------------------------------------------------------------------------------------------------------------------
                                   Panama, NY, Central School District, FGIC,
                                   5s, 2018                                                     570                   609,923
-----------------------------------------------------------------------------------------------------------------------------
                                   Port Byron, NY, Central School District,
                                   AMBAC, 7.4s, 2012(+++)                                       500                   657,005
-----------------------------------------------------------------------------------------------------------------------------
                                   Port Byron, NY, Central School District,
                                   AMBAC, 7.4s, 2013(+++)                                       500                   666,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Port Byron, NY, Central School District,
                                   AMBAC, 7.4s, 2014(+++)                                       500                   667,980
-----------------------------------------------------------------------------------------------------------------------------
                                   Port Byron, NY, Central School District,
                                   AMBAC, 7.4s, 2015(+++)                                       500                   675,500
-----------------------------------------------------------------------------------------------------------------------------
                                   Red Hook, NY, Central School District,
                                   FSA, 5.125s, 2018                                            685                   741,828
-----------------------------------------------------------------------------------------------------------------------------
                                   Rome, NY, City School District, FSA, 5.5s, 2019            1,000                 1,100,170
-----------------------------------------------------------------------------------------------------------------------------
                                   Washingtonville, NY, Central School
                                   District, FGIC, 7.35s, 2008                                  550                   675,659
-----------------------------------------------------------------------------------------------------------------------------
                                   Washingtonville, NY, Central School
                                   District, FGIC, 7.35s, 2009                                  550                   687,186
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $12,582,434
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -              Albany, NY, Industrial Development Agency,
Hospitals - 6.7%                   Civic Facility Rev., 8.25s, 2004                            $320                  $320,787
-----------------------------------------------------------------------------------------------------------------------------
                                   Chautauqua County, NY, Civic Facility Rev.
                                   (Woman's Christian Assn.),
                                   6.35s, 2017                                                  190                   191,184
-----------------------------------------------------------------------------------------------------------------------------
                                   Chautauqua County, NY, Civic Facility Rev.
                                   (Woman's Christian Assn.),
                                   6.4s, 2029                                                   490                   466,656
-----------------------------------------------------------------------------------------------------------------------------
                                   Fulton County, NY, Industrial Development
                                   Agency, Civic Facility Rev. (Nathan
                                   Littauer Hospital), 5.75s, 2009                              750                   740,152
-----------------------------------------------------------------------------------------------------------------------------
                                   Nassau County, NY, Industrial Development
                                   Agency, Civic Facility Rev. (North Shore
                                   Health Systems), 5.625s, 2010                                500                   551,630
-----------------------------------------------------------------------------------------------------------------------------
                                   Nassua County, NY, Health Systems Rev.
                                   (Nassua County), FSA, 6s, 2014                             1,000                 1,173,650
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Health & Hospital Corp.
                                   Rev., 5.25s, 2017                                            760                   785,901
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Health & Hospital Corp.
                                   Rev., FSA, 5.5s, 2015                                      1,000                 1,119,570
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Industrial Development
                                   Agency, Civic Facility Rev. (Staten Island
                                   University Hospital), 6.375s, 2031                           500                   519,590
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority Rev. (North
                                   Shore Long Island Jewish Group), 5.5s, 2033                  250                   255,155
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority Rev.
                                   (Montefiore Medical Center), AMBAC,
                                   5.25s, 2019                                                  970                 1,043,633
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority Rev. (St.
                                   Vincent's Hospital), FHA, 7.375s, 2011                     1,345                 1,348,484
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Medical Care Facilities Finance
                                   Agency Rev., Mental Health Services
                                   (Huntington Hospital Mortgage), 6.5s, 2004
                                   (+++)                                                      1,250                 1,347,525
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Medical Care Facilities Finance
                                   Agency Rev. (Montefiore Medical Center),
                                   AMBAC, 6.5s, 2005(+++)                                     1,550                 1,697,110
-----------------------------------------------------------------------------------------------------------------------------
                                   Suffolk County, NY, Civic Facility Rev.
                                   (Huntington Hospital Project),
                                   5.875s, 2032                                               1,000                 1,013,960
-----------------------------------------------------------------------------------------------------------------------------
                                   Yonkers, NY, Industrial Development
                                   Agency, Civic Facility Rev. (St. John's
                                   Riverside Hospital), 7.125s, 2031                            500                   514,905
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $13,089,892
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Westchester County, NY, Industrial
Care - 0.2%                        Development Rev., Continuing Care
                                   Retirement (Kendal On Hudson), 6.5s, 2034                   $300                  $298,818
-----------------------------------------------------------------------------------------------------------------------------
Human Services - 0.7%              Nassau County, NY, Industrial Development
                                   Agency, Civic Facility Rev. (Special Needs
                                   Facility), 6.5s, 2017                                       $205                  $210,055
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (Jewish Board
                                   of Families & Children), AMBAC, 5s, 2023                     695                   713,515
-----------------------------------------------------------------------------------------------------------------------------
                                   New York, NY, Industrial Development
                                   Agency (PSCH, Inc.), 6.375s, 2033                            500                   500,120
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,423,690
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               New York Environmental Facilities Corp.,
Environmental Services - 0.5%      Solid Waste Disposal Rev. (Waste
                                   Management Project), 4s, 2012                               $950                  $955,320
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Onondaga County, NY, Industrial
Other - 0.6%                       Development Agency, Sewer Facilities Rev.
                                   (Bristol-Meyers Squibb Co.), 5.75s, 2024                  $1,000                $1,088,660
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Essex County, NY, Industrial Development
Paper - 1.3%                       Agency, Pollution Control Rev.
                                   (International Paper Corp.), 5.55s, 2014                    $750                  $796,290
-----------------------------------------------------------------------------------------------------------------------------
                                   Essex County, NY, Industrial Development
                                   Agency, Pollution Control Rev.
                                   (International Paper Corp.), 6.15s, 2021                   1,000                 1,023,200
-----------------------------------------------------------------------------------------------------------------------------
                                   Essex County, NY, Industrial Development
                                   Agency, Pollution Control Rev.
                                   (International Paper Corp.), 6.45s, 2023                     700                   735,133
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,554,623
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               New York City, NY, Housing Development
Revenue - 1.3%                     Corp., Multi-Family Housing Rev., 5.6s, 2019                $400                  $419,240
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Housing Development
                                   Corp., Multi-Family Housing Rev., 5.5s, 2034               2,000                 2,045,180
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,464,420
-----------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax               Nassau, NY, Interm Finance Authority Rev.,
Revenue - 0.5%                     AMBAC, 5.375s, 2016                                         $405                  $449,866
-----------------------------------------------------------------------------------------------------------------------------
                                   Schenectady, NY, Metroplex Development
                                   Authority Rev., MBIA, 5.375s, 2021                           475                   513,964
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $963,830
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -
State - 3.4%                       New York Mortgage Agency Rev., 4.6s, 2015                 $2,865                $2,951,953
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Mortgage Agency Rev., 5.85s, 2018                 1,960                 2,071,681
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Mortgage Agency Rev., 5.8s, 2020                  1,555                 1,629,406
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,653,040
-----------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.5%         Niagara County, NY, Solid Waste Disposal
                                   Rev., 5.625s, 2024                                          $850                  $897,183
-----------------------------------------------------------------------------------------------------------------------------
                                   Oneida Herkimer, NY, Solid Waste
                                   Management Systems Rev., 6.75s, 2014                          60                    61,411
-----------------------------------------------------------------------------------------------------------------------------
                                   Rockland County, NY, Solid Waste
                                   Management Systems Rev., 4.8s, 2005                           20                    21,463
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $980,057
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Metropolitan Transportation Authority, NY,
Appropriation - 21.1%              Service Contract, 7.375s, 2008(+++)                       $1,720                $1,976,143
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Transportation Authority, NY,
                                   Service Contract, AMBAC, 5.75s, 2013(+++)                    825                   954,302
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Transportation Authority, NY,
                                   Service Contract, FGIC, 5.875s, 2010(+++)                  2,000                 2,369,400
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (Personal
                                   Income Tax Education), 5.375s, 2022                        1,000                 1,064,680
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority, Mental
                                   Health Services Facilities Improvement,
                                   FSA, 5.25s, 2030 2020                                      1,000                 1,023,570
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority, Mental
                                   Health Services Facilities Improvement,
                                   MBIA, 5.75s, 2020 2021                                         5                     5,552
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority, Mental
                                   Health Services Facilities Improvement,
                                   MBIA, 5.25s, 2031 2022                                     2,000                 2,051,820
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (City
                                   University), 5.625s, 2016 2013                             2,450                 2,827,961
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (City
                                   University), AMBAC, 5.75s, 2018 2015                         800                   952,760
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (City
                                   University), FSA, 5.75s, 2013 2016                         3,000                 3,530,340
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (Judicial
                                   Institute at Pace), AMBAC, 5.5s, 2020                      2,500                 2,749,625
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (Master Boces
                                   Program), FSA, 5.25s, 2019                                 1,000                 1,078,150
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (Pace
                                   University), MBIA, 6s, 2019                                1,700                 1,969,025
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (School
                                   Districts Financing Program), MBIA,
                                   5.5s, 2017                                                 2,000                 2,239,920
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (Schools
                                   Program), 6.25s, 2020                                      1,690                 1,969,340
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (State
                                   University), 5.375s, 2010(+++)                             1,500                 1,749,195
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (State
                                   University), 5.875s, 2017                                  1,130                 1,328,451
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority (Upstate
                                   Community College), FSA, 6s, 2018                          1,010                 1,173,145
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Medical Care Facilities Financing
                                   Agency, MBIA, 6.375s, 2004(+++)                               15                    16,005
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Medical Care Facilities Financing
                                   Agency, MBIA, 6s, 2005(+++)                                   20                    21,763
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Municipal Bond Bank Special
                                   Program, AMBAC, 5.25s, 2015                                  715                   787,051
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Urban Development Corp.
                                   (Correctional Facilities), AMBAC, 0s, 2009                 5,000                 4,308,600
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Urban Development Corp. (State
                                   Facilities), AMBAC, 5.6s, 2015                             2,750                 3,218,077
-----------------------------------------------------------------------------------------------------------------------------
                                   Tobacco Settlement Financing Corp., 5.5s, 2018             2,000                 2,138,040
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $41,502,915
-----------------------------------------------------------------------------------------------------------------------------
Tax Assesment - 0.5%               34th Street Partnership, Inc., Capital
                                   Improvement (34th Street Business
                                   Improvement), 5s, 2019                                    $1,000                $1,057,880
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.9%                 New York City, NY, Transitional Finance
                                   Authority Rev., 5.75s, 2009(+++)                          $2,730                $3,254,651
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Transitional Finance
                                   Authority Rev., 5s, 2026                                   1,000                 1,011,080
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Transitional Finance
                                   Authority Rev., MBIA, 5s, 2022                             1,400                 1,447,768
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,713,499
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%                     Guam Economic Development Authority, 5.5s, 2041             $400                  $345,964
-----------------------------------------------------------------------------------------------------------------------------
                                   New York County Tobacco Trust, 5.625s, 2035                  800                   725,240
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,071,204
-----------------------------------------------------------------------------------------------------------------------------
Toll Roads - 4.3%                  New York Thruway Authority, General Rev.,
                                   Highway & Bridges, 5.25s, 2015                            $1,500                $1,625,445
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Thruway Authority, General Rev.,
                                   Highway & Bridges, MBIA,
                                   5.75s, 2009(+++)                                           1,000                 1,181,390
-----------------------------------------------------------------------------------------------------------------------------
                                   Niagara Falls, NY, Bridge Commission Toll
                                   Rev., RITES, FGIC, 9.178s, 2015+(++)                       3,500                 4,498,060
-----------------------------------------------------------------------------------------------------------------------------
                                   Triborough Bridge & Tunnel Authority Rev.,
                                   NY, 6s, 2012(+++)                                          1,000                 1,183,150
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $8,488,045
-----------------------------------------------------------------------------------------------------------------------------
Transportation - Special           Metropolitan Transportation Authority
Tax - 10.9%                        Rev., NY, FGIC, 5s, 2025                                  $2,500                $2,539,200
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Transportation Authority, NY,
                                   Commuter Facilities Rev., FGIC, 5.25s,
                                   2011(+++)                                                  1,000                 1,152,920
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Transportation Authority, NY,
                                   Dedicated Tax Fund Rev., FGIC, 5.25s, 2014
                                   (+++)                                                        500                   556,530
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Transportation Authority, NY,
                                   Dedicated Tax Fund Rev.,
                                   5.5s, 2015(+++)                                              750                   879,173
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Dedicated Tax Fund
                                   Rev., AMBAC, 5.25s, 2029                                   1,335                 1,377,039
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Thruway Authority, General Rev.,
                                   Highway & Bridges, 5s, 2018                                1,000                 1,055,490
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Thruway Authority, General Rev.,
                                   Highway & Bridges, AMBAC, 5.375s, 2018                     2,000                 2,173,660
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Thruway Authority, General Rev.,
                                   Highway & Bridges, FGIC,
                                   5.4s, 2017                                                 2,000                 2,193,380
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Thruway Authority, General Rev.,
                                   Highway & Bridges, FSA, 5.8s, 2018                            20                    22,711
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Highway & Transportation
                                   Authority Rev., 6.25s, 2013                                1,000                 1,193,050
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Highway & Transportation
                                   Authority Rev., 5s, 2036                                   1,700                 1,702,516
-----------------------------------------------------------------------------------------------------------------------------
                                   Triborough Bridge & Tunnel Authority Rev.,
                                   NY, RITES, 9.668s, 2017+(++)                               5,000                 6,606,200
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $21,451,869
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.2%     Amherst, NY, Industrial Development Agency
                                   Rev. (Daemen College), 6s, 2021                           $1,000                $1,054,900
-----------------------------------------------------------------------------------------------------------------------------
                                   Cattaraugus County, NY, Industrial
                                   Development Agency Rev. (Jamestown
                                   Community College), 6.4s, 2019                               500                   562,410
-----------------------------------------------------------------------------------------------------------------------------
                                   Hempstead Town, NY, Civic Facility Rev.
                                   (Hofstra University), MBIA, 5.8s, 2015                     1,500                 1,676,385
-----------------------------------------------------------------------------------------------------------------------------
                                   Islip, NY, Community Development Agency
                                   Rev. (New York Institute of Technology),
                                   7.5s, 2006(+++)                                            2,000                 2,330,560
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority Rev. (Fordham
                                   University), AMBAC, 7.2s, 2015                                40                    40,120
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority Rev. (St.
                                   John's University), MBIA, 5s, 2017                           300                   322,248
-----------------------------------------------------------------------------------------------------------------------------
                                   Onondaga County, NY, Industrial
                                   Development Agency Rev. (Le Moyne
                                   College), 5.625s, 2021                                       750                   804,795
-----------------------------------------------------------------------------------------------------------------------------
                                   Tompkins County, NY, Industrial
                                   Development Agency Rev. (Cornell
                                   University), 5.625s, 2010(+++)                             1,000                 1,184,150
-----------------------------------------------------------------------------------------------------------------------------
                                   Utica, NY, Industrial Development Agency
                                   Rev. (Utica College), 5.3s, 2008                             230                   245,157
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $8,220,725
-----------------------------------------------------------------------------------------------------------------------------
Universities -                     New York Dormitory Authority Rev., FGIC,
Dormatories - 1.6%                 5.25s, 2029                                               $1,825                $2,031,152
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Dormitory Authority Rev.
                                   (Columbia University), 5s, 2022                            1,000                 1,048,240
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,079,392
-----------------------------------------------------------------------------------------------------------------------------
Universities -                     New York City, NY, Industrial Development
Secondary Schools - 0.8%           Agency, Civic Facility Rev. (Nightingale-
                                   Bramford School), AMBAC, 5.25s, 2020                      $1,440                $1,551,053
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.5%    Port Authority NY & NJ, Special
                                   Obligation, 6.75s, 2011                                   $1,000                $1,050,510
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Investor               New York Energy Research & Development
Owned - 1.4%                       Rev., 6.1s, 2020                                          $2,400                $2,572,680
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Energy Research & Development
                                   Rev. (Niagara Mohawk Power Co.), FGIC,
                                   6.625s, 2013                                                 250                   250,863
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,823,543
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Guam Power Authority Rev., RITES, AMBAC,
Owned - 3.2%                       9.198s, 2014+(++)                                           $500                  $609,360
-----------------------------------------------------------------------------------------------------------------------------
                                   Long Island Power Authority, Electric
                                   Systems Rev., 5.25s, 2014                                  1,000                 1,097,210
-----------------------------------------------------------------------------------------------------------------------------
                                   Long Island Power Authority, Electric
                                   Systems Rev., 5.5s, 2021                                     400                   428,868
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Power Authority Rev., 5s, 2021                    1,000                 1,041,840
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Power Authority Rev., 5.25s, 2040                 3,000                 3,069,390
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,246,668
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Other - 0.1%           Virgin Islands Water & Power Authority
                                   Rev., 5.5s, 2017                                            $200                  $205,860
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  Erie County, NY, Water Authority Rev.,
10.9%                              AMBAC, 6.75s, 2014(+++)                                   $1,000                $1,244,210
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev., 6s, 2010                             620                   732,567
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev., 5s, 2027                           1,500                 1,515,270
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev., FGIC, 5.25s, 2033                  2,000                 2,062,520
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev., MBIA, 5.5s, 2027                   1,250                 1,311,400
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities, Clean
                                   Water & Drinking Rev., 5s, 2024                            1,000                 1,025,960
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities,
                                   Pollution Control Rev., 5.75s, 2010(+++)                   2,060                 2,435,703
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities,
                                   Pollution Control Rev., 5.75s, 2010                          175                   205,412
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities,
                                   Pollution Control Rev., 6.875s, 2010                         220                   220,814
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities,
                                   Pollution Control Rev., 7.25s, 2010                           70                    70,287
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities, Water
                                   Facilities Rev., 8.85s, 2015                               2,500                 2,585,225
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities, Water
                                   Facilities Rev., 5.25s, 2020                               1,000                 1,078,710
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities, Water
                                   Facilities Rev., 5s, 2023                                  1,500                 1,551,675
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities, Water
                                   Facilities Rev., 5s, 2025                                  1,500                 1,532,760
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities, Water
                                   Facilities Rev., 6s, 2031                                  1,005                 1,055,461
-----------------------------------------------------------------------------------------------------------------------------
                                   New York Environmental Facilities, Water
                                   Facilities Rev. (Spring Valley Water Co.),
                                   AMBAC, 6.15s, 2024                                         1,500                 1,590,525
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Aqueduct & Sewer Authority
                                   Rev., 9s, 2005(+++)                                          180                   200,763
-----------------------------------------------------------------------------------------------------------------------------
                                   Suffolk County, NY, Water Authority Rev.,
                                   MBIA, 5.1s, 2012                                             895                 1,004,306
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $21,423,568
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $173,850,840)                                                            $191,130,460
-----------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.2%
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Job Development
                                   Authority Rev., due 10/01/03                                $680                  $680,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev.,
                                   due 10/01/03                                               1,700                 1,700,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                               $2,380,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $176,230,840)                                                                $193,510,460
-----------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.4%                                                                               2,791,465
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $196,301,925
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03  MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Charlotte, NC, Airport Authority Rev.,
Revenue - 2.0%                     MBIA, 5.875s, 2019                                        $1,000                $1,098,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Airport Authority Rev.,
                                   MBIA, 5.875s, 2020                                         3,775                 4,109,427
-----------------------------------------------------------------------------------------------------------------------------
                                   Raleigh Durham, NC, Airport Authority
                                   Rev., FGIC, 5.25s, 2018                                    2,700                 2,920,563
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $8,128,230
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 0.9%                     Charlotte, NC, 5.5s, 2016                                 $3,100                $3,516,671
-----------------------------------------------------------------------------------------------------------------------------

General Obligations - Improvement
- 2.4%                             Durham, NC, 5.9s, 2014                                    $2,400                $2,602,056
-----------------------------------------------------------------------------------------------------------------------------
                                   Mecklenburg County, NC, Public
                                   Improvement, "A", 5s, 2017                                 1,000                 1,086,660
-----------------------------------------------------------------------------------------------------------------------------
                                   New Hanover County, NC, Public
                                   Improvement, 5.75s, 2017                                   1,000                 1,163,270
-----------------------------------------------------------------------------------------------------------------------------
                                   New Hanover County, NC, Public
                                   Improvement, 5.8s, 2019                                    4,200                 4,844,112
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $9,696,098
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 3.7%                     Brunswick County, NC, FGIC, 5s, 2020                      $2,800                $2,994,600
-----------------------------------------------------------------------------------------------------------------------------
                                   Cumberland County, NC, 5.8s, 2019                          4,400                 5,025,064
-----------------------------------------------------------------------------------------------------------------------------
                                   Johnston County, NC, FGIC, 5.6s, 2018                      2,000                 2,246,620
-----------------------------------------------------------------------------------------------------------------------------
                                   New Hanover County, NC, Public
                                   Improvement, 5s, 2021                                      1,435                 1,496,677
-----------------------------------------------------------------------------------------------------------------------------
                                   New Hanover County, NC, School
                                   Improvement, 5s, 2019                                      1,255                 1,338,520
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, Greensboro
                                   Rev., Refunding General, "B", FSA, 5.375s, 2016            1,085                 1,215,949
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, Greensboro
                                   Rev., Refunding General, "B", FSA, 5.375s, 2017              325                   361,731
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $14,679,161
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals -  Catawba County, NC, Hospital Rev. (Catawba
20.9%                              Memorial Hospital), AMBAC,
                                   5s, 2017                                                  $1,200                $1,275,984
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte-Mecklenberg, NC, Healthcare
                                   Systems Rev. (Carolinas Healthcare), "A",
                                   5.125s, 2022                                               1,000                 1,015,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte-Mecklenberg, NC, Healthcare
                                   Systems Rev. (Carolinas Healthcare), "A",
                                   5s, 2031                                                   3,500                 3,535,980
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte-Mecklenberg, NC, Healthcare
                                   Systems Rev. (Carolinas Healthcare), "A",
                                   5.75s, 2021                                                1,500                 1,569,585
-----------------------------------------------------------------------------------------------------------------------------
                                   Cumberland County, NC, Detention & Mental
                                   Health Center, AMBAC,
                                   5.625s, 2019                                               2,125                 2,355,903
-----------------------------------------------------------------------------------------------------------------------------
                                   Cumberland County, NC, Hospital Facilities
                                   Rev. (Cumberland County Hospital), MBIA,
                                   0s, 2009                                                   1,800                 1,505,268
-----------------------------------------------------------------------------------------------------------------------------
                                   New Hanover County, NC, Hospital Rev. (New
                                   Hanover Regional Medical Center), MBIA,
                                   5s, 2019                                                   6,225                 6,578,144
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Health Care Facilities Rev. (Wake
                                   Medical), AMBAC, 5s, 2021                                  3,500                 3,679,445
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Betsy Johnson Health Care
                                   System), FSA, 5.125s, 2032                                 1,500                 1,529,295
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Duke University),
                                   5.25s, 2021                                                5,975                 6,097,846
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Gaston Health Care), 5.5s, 2015             5,790                 6,065,199
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Gaston Health Care), 5.5s, 2019             6,500                 6,712,420
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Maria Parham Medical
                                   Center), 6.5s, 2026                                        1,000                 1,008,470
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Mission-St. Joseph Health
                                   Systems), 5.25s, 2015                                      2,210                 2,369,960
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Mission-St. Joseph Health
                                   Systems), MBIA, 5.1s, 2018                                 1,500                 1,598,505
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Mission-St. Joseph Health
                                   Systems), 5.5s, 2021                                       2,825                 2,963,114
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Novant Health), MBIA, 5s, 2018              1,975                 2,099,504
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Pitt County Memorial
                                   Hospital), 5s, 2018                                        3,000                 3,046,500
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Rex Healthcare), AMBAC, 5s, 2017            5,000                 5,316,000
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Southeastern Regional
                                   Medical Center), 5.375s, 2032                              3,330                 3,377,886
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Wilson Memorial Hospital),
                                   AMBAC, 0s, 2013                                            1,000                   667,670
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Hospital Rev. (Wilson Memorial Hospital),
                                   AMBAC, 0s, 2015                                            1,140                   688,628
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission
                                   (Novant Health) Obligation Group A, 5s, 2020                 500                   508,250
-----------------------------------------------------------------------------------------------------------------------------
                                   Northern Hospital District Surry County,
                                   NC, Health Care Facilities Rev. (Northern
                                   Hospital District), ASST GTY, 5.5s, 2019                   1,250                 1,351,175
-----------------------------------------------------------------------------------------------------------------------------
                                   Northern Hospital District Surry County,
                                   NC, Health Care Facilities Rev. (Northern
                                   Hospital), ASST GTY, 5.1s, 2021                            1,000                 1,039,720
-----------------------------------------------------------------------------------------------------------------------------
                                   Pitt County, NC, Hospital Rev. (Memorial
                                   Hospital), 5.25s, 2021(+++)                               10,135                10,593,203
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, Hospital
                                   Rev. (Chapel Hill University),
                                   5.25s, 2019(+++)                                           4,800                 5,335,920
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $83,885,274
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Mocksville, NC (Housing Foundation, Inc.),
Care - 0.7%                        7.25s, 2029                                                 $975                  $852,774
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Health Care Facilities Rev. (Arbor Acres
                                   Community), 6.375s, 2032                                   1,000                 1,029,180
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Medical Care Commission,
                                   Health Care Facilities Rev. (Givens
                                   Estate), 6.5s, 2032                                          800                   808,384
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,690,338
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Columbus County, NC, Industrial Facilities
Paper - 4.6%                       & Pollution Control Rev. (International
                                   Paper Corp.), 5.8s, 2016                                  $2,000                $2,058,480
-----------------------------------------------------------------------------------------------------------------------------
                                   Haywood County, NC, Industrial Facilities
                                   & Pollution Control Rev. (Champion
                                   International), 5.75s, 2025                                5,400                 5,405,778
-----------------------------------------------------------------------------------------------------------------------------
                                   Martin County, NC, Industrial Facilities &
                                   Pollution Control Rev. (Weyerhaeuser Co.),
                                   7.25s, 2014                                                7,000                 7,208,530
-----------------------------------------------------------------------------------------------------------------------------
                                   Martin County, NC, Industrial Facilities &
                                   Pollution Control Rev. (Weyerhaeuser Co.),
                                   6.8s, 2024                                                 3,500                 3,666,635
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $18,339,423
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Durham County, NC, Multi-Housing Rev.
Revenue - 3.7%                     (Alston Village Apartments), FNMA, 5.65s, 2034            $2,540                $2,746,654
-----------------------------------------------------------------------------------------------------------------------------
                                   Mecklenburg County, NC (Little Rock
                                   Apartments), FNMA, 5.15s, 2022                             1,000                 1,028,070
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., FHA, 6.9s, 2024                                      4,745                 4,776,981
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., FHA, 6.05s, 2028                                     4,460                 4,619,445
-----------------------------------------------------------------------------------------------------------------------------
                                   Salisbury, NC, Housing Corp. Rev. (Yadkin
                                   Senior Citizens), FHA, 6.75s, 2022                         1,785                 1,786,571
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $14,957,721
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    North Carolina Housing Finance Agency
State - 5.4%                       Rev., FHA, 6.15s, 2017                                    $1,780                $1,879,787
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., 5.55s, 2019                                          3,910                 4,043,488
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., 5.25s, 2020                                          1,500                 1,523,700
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., 6.15s, 2020                                            900                   942,354
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., FSA, 4.85s, 2023                                       600                   603,786
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., 5.375s, 2023                                           250                   252,335
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., 4.25s, 2028                                          2,940                 3,037,578
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., AMBAC, 4.35s, 2028                                   4,945                 5,065,955
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., 5.85s, 2028                                          3,660                 3,775,985
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Housing Finance Agency
                                   Rev., FSA, 4.95s, 2032                                       500                   502,785
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $21,627,753
-----------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 17.7%              Brunswick County, NC, FSA, 5.5s, 2020                     $1,000                $1,097,640
-----------------------------------------------------------------------------------------------------------------------------
                                   Cabarrus County, NC, Development Corp.,
                                   AMBAC, 5.3s, 2019                                          1,250                 1,363,187
-----------------------------------------------------------------------------------------------------------------------------
                                   Cabarrus County, NC, Installment Financing
                                   Contract, 5s, 2021                                         5,500                 5,746,950
-----------------------------------------------------------------------------------------------------------------------------
                                   Carteret County, NC, AMBAC, 5.625s, 2020                   1,010                 1,123,484
-----------------------------------------------------------------------------------------------------------------------------
                                   Cary, NC, Certificates of Participation,
                                   5s, 2018                                                   1,550                 1,656,066
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Certificates of
                                   Participation (Convention Facilites),
                                   AMBAC, 0s, 2004                                            3,435                 3,386,429
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Certificates of
                                   Participation (Convention Facilites),
                                   AMBAC, 0s, 2005                                            4,810                 4,652,136
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Certificates of
                                   Participation (Convention Facilites),
                                   AMBAC, 0s, 2006                                            1,075                 1,016,756
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Certificates of
                                   Participation (Convention Facilites),
                                   AMBAC, 0s, 2008                                            3,000                 2,635,200
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Certificates of
                                   Participation (Convention Facilites),
                                   5.5s, 2020                                                 3,000                 3,294,510
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Public Safety Facilities,
                                   5.5s, 2020                                                 3,000                 3,279,990
-----------------------------------------------------------------------------------------------------------------------------
                                   Cumberland County, NC, Certificates of
                                   Participation (Civic Center), AMBAC,
                                   0s, 2011                                                     425                   316,850
-----------------------------------------------------------------------------------------------------------------------------
                                   Cumberland County, NC, Certificates of
                                   Participation (Civic Center), AMBAC,
                                   0s, 2013                                                   1,000                   666,780
-----------------------------------------------------------------------------------------------------------------------------
                                   Forsyth County, NC, Certificates of
                                   Participation (Public Facilities &
                                   Equipment Projec), 5s, 2015                                1,100                 1,205,017
-----------------------------------------------------------------------------------------------------------------------------
                                   Forsyth County, NC, Certificates of
                                   Participation (Public Facilities &
                                   Equipment Project), 5.25s, 2019                              775                   841,689
-----------------------------------------------------------------------------------------------------------------------------
                                   Forsyth County, NC, Certificates of
                                   Participation (Public Facilities &
                                   Equipment Project), 5.25s, 2023                            1,230                 1,293,099
-----------------------------------------------------------------------------------------------------------------------------
                                   Franklin County, NC, Certificates of
                                   Participation (Jail and School), FGIC,
                                   6.625s, 2014(+++)                                          2,000                 2,115,040
-----------------------------------------------------------------------------------------------------------------------------
                                   Harnett County, NC, Certificates of
                                   Participation, AMBAC, 6.2s, 2006                           1,000                 1,080,250
-----------------------------------------------------------------------------------------------------------------------------
                                   Harnett County, NC, Certificates of
                                   Participation, FSA, 5.25s, 2015                            1,020                 1,159,801
-----------------------------------------------------------------------------------------------------------------------------
                                   Harnett County, NC, Certificates of
                                   Participation, FSA, 5.5s, 2016                             1,225                 1,386,970
-----------------------------------------------------------------------------------------------------------------------------
                                   Iredell County, NC, Public Facilities,
                                   AMBAC, 5.5s, 2019(+++)                                     1,000                 1,171,310
-----------------------------------------------------------------------------------------------------------------------------
                                   New Hanover County, NC, Certificates of
                                   Participation (New Hanover County
                                   Projects), AMBAC, 5.25s, 2018                              1,635                 1,803,846
-----------------------------------------------------------------------------------------------------------------------------
                                   New Hanover County, NC, Certificates of
                                   Participation (New Hanover County
                                   Projects), AMBAC, 5s, 2019                                 1,500                 1,604,970
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Infrastructure, Finance
                                   Corp. Lease (Correctional Facilities
                                   Project), 5s, 2021                                         2,500                 2,617,125
-----------------------------------------------------------------------------------------------------------------------------
                                   Pitt County, NC, Public School Facilities
                                   Improvement, FSA, 5.75s, 2018                              1,390                 1,581,375
-----------------------------------------------------------------------------------------------------------------------------
                                   Pitt County, NC, Public School Facilities
                                   Improvement, FSA, 5.75s, 2019                              1,390                 1,577,039
-----------------------------------------------------------------------------------------------------------------------------
                                   Pitt County, NC, Public School Facilities
                                   Improvement, FSA, 5.5s, 2020                               1,250                 1,369,675
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing, Bank and Finance
                                   Agency, 7.5s, 2006                                         7,000                 7,677,810
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.458s, 2016(++)+                                   1,500                 1,967,490
-----------------------------------------------------------------------------------------------------------------------------
                                   Randolph County, NC, FSA, 5.6s, 2018                       3,000                 3,348,300
-----------------------------------------------------------------------------------------------------------------------------
                                   Rockingham, NC, Certificates of
                                   Participation, AMBAC, 5.125s, 2024                           350                   364,389
-----------------------------------------------------------------------------------------------------------------------------
                                   Rutherford County NC, Certificates of
                                   Participation (Rutherford County School),
                                   AMBAC, 5s, 2023                                              840                   864,360
-----------------------------------------------------------------------------------------------------------------------------
                                   Union County, NC, Certificates of
                                   Participation, AMBAC, 5s, 2020                             1,785                 1,892,243
-----------------------------------------------------------------------------------------------------------------------------
                                   Winston Salem, NC, Certificates of
                                   Participation, 5s, 2016                                    1,050                 1,135,932
-----------------------------------------------------------------------------------------------------------------------------
                                   Winston Salem, NC, Certificates of
                                   Participation, 5s, 2018                                    2,575                 2,745,362
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $71,039,070
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.7%                 Virgin Islands Public Finance Authority
                                   Rev., ASST GTY, 5.5s, 2018                                $1,000                $1,098,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority
                                   Rev., 5.5s, 2022                                           1,650                 1,683,429
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,781,989
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%                     Childrens Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                              $1,940                $1,733,623
-----------------------------------------------------------------------------------------------------------------------------
Transportation - Special           Commonwealth of Puerto Rico, Highway &
Tax - 1.9%                         Transportation Authority Rev., RITES, FSA,
                                   10.708s, 2018(++)+                                        $5,425                $7,823,826
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 7.6%     Appalachian State University, Parking
                                   Systems, FSA, 5.6s, 2020                                  $2,285                $2,542,154
-----------------------------------------------------------------------------------------------------------------------------
                                   Appalachian State University, Parking
                                   Systems, "A", FGIC, 5.125s, 2022                           1,260                 1,327,133
-----------------------------------------------------------------------------------------------------------------------------
                                   East Carolina University, AMBAC, 5s, 2019                  1,000                 1,069,420
-----------------------------------------------------------------------------------------------------------------------------
                                   East Carolina University, AMBAC, 5.25s, 2021               1,375                 1,486,389
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Capital Facilities Finance
                                   (Duke University) "A", 5.125s, 2041                        4,915                 4,981,254
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Capital Facilities Finance
                                   (High Point University), 5.125s, 2018                        510                   545,200
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Capital Facilities Finance
                                   (High Point University), 5.125s, 2021                        300                   314,088
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Capital Facilities Finance
                                   (Johnson & Wales University) "A", XLCA,
                                   5.25s, 2021                                                  775                   837,837
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Capital Facilities Finance
                                   (Johnson & Wales University) "A", XLCA,
                                   5.25s, 2022                                                1,870                 2,001,928
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Tourist Authority (University
                                   Plaza), MBIA, 5s, 2020                                     2,180                 2,287,801
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, Ashville
                                   Rev., Refunding General, "A", AMBAC,
                                   5s, 2019                                                     530                   563,788
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, Greensboro,
                                   FSA, 5s, 2020                                              2,835                 3,006,659
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, University
                                   Rev., 0s, 2013                                             3,000                 2,036,820
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, University
                                   Rev., 0s, 2015                                             4,415                 2,701,097
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, University
                                   Rev., 0s, 2016                                             3,500                 2,031,225
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, Wilmington
                                   Rev., 5.25s, 2021                                          1,380                 1,488,247
-----------------------------------------------------------------------------------------------------------------------------
                                   University of North Carolina, Wilmington
                                   Rev., "A", AMBAC, 5s, 2019                                 1,375                 1,467,620
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $30,688,660
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Investor               Wake County, NC, Industrial Facilities &
Owned - 0.7%                       Pollution Control Rev. (Carolina Power &
                                   Light Co.), 5.375s, 2017                                  $2,500                $2,611,650
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              North Carolina Eastern Municipal Power
Owned - 14.9%                      Agency, MBIA, 7s, 2007                                    $5,000                $5,815,650
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Eastern Municipal Power
                                   Agency, MBIA, 7.25s, 2007                                  5,000                 5,854,850
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Eastern Municipal Power
                                   Agency, 7.5s, 2010(+++)                                    2,595                 3,289,137
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Eastern Municipal Power
                                   Agency, MBIA, 7.5s, 2010                                   3,005                 3,758,083
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Eastern Municipal Power
                                   Agency, 5s, 2017(+++)                                      3,120                 3,429,566
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Eastern Municipal Power
                                   Agency, AMBAC, 6s, 2018                                    1,245                 1,502,665
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Eastern Municipal Power
                                   Agency, RITES, AMBAC,
                                   10.659s, 2018(++)+                                         6,500                 9,190,480
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Municipal Power Agency,
                                   ROLS, MBIA, 9.299s, 2019(++)+                              5,000                 5,768,500
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Municipal Power Agency,
                                   ROLS, 9.299s, 2020(++)+                                    3,000                 3,456,360
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Municipal Power Agency,
                                   Catawba Electric Rev., MBIA, 6s, 2011                      5,000                 5,888,800
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Municipal Power Agency,
                                   Catawba Electric Rev., 6.375s, 2013                        1,000                 1,123,010
-----------------------------------------------------------------------------------------------------------------------------
                                   North Carolina Municipal Power Agency,
                                   Catawba Electric Rev., MBIA,
                                   5.5s, 2014                                                 3,000                 3,458,580
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority, FSA,
                                   6s, 2016                                                   5,000                 5,288,050
-----------------------------------------------------------------------------------------------------------------------------
                                   Raleigh, NC, Combined Enterprise Systems
                                   Rev., 5.125s, 2022                                         2,000                 2,082,200
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $59,905,931
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  Broad River, NC, Water Authority Rev.,
9.9%                               MBIA, 5.75s, 2019                                         $1,490                $1,696,589
-----------------------------------------------------------------------------------------------------------------------------
                                   Buncombe County, NC, Metropolitan Sewer
                                   District, MBIA, 5s, 2019                                   1,245                 1,325,016
-----------------------------------------------------------------------------------------------------------------------------
                                   Cary, NC, Combined Enterprise Systems
                                   Rev., 5s, 2026                                             1,000                 1,016,110
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Water & Sewer Systems Rev.,
                                   5.75s, 2016(+++)                                           2,000                 2,366,580
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Water & Sewer Systems Rev.,
                                   5.5s, 2017                                                 1,650                 1,862,768
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Water & Sewer Systems Rev.,
                                   5.75s, 2018(+++)                                           5,075                 6,020,980
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Water & Sewer Systems Rev.,
                                   6s, 2020(+++)                                              3,180                 3,820,738
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Water & Sewer Systems Rev.,
                                   5.25s, 2021                                                4,000                 4,227,280
-----------------------------------------------------------------------------------------------------------------------------
                                   Charlotte, NC, Water & Sewer Systems Rev.,
                                   5.25s, 2025                                                3,000                 3,468,630
-----------------------------------------------------------------------------------------------------------------------------
                                   Durham County, NC, Enterprise Systems
                                   Rev., MBIA, 5s, 2023                                       1,675                 1,733,859
-----------------------------------------------------------------------------------------------------------------------------
                                   Fayetteville, NC, Public Works Commission
                                   Rev., FSA, 5.25s, 2016                                     1,500                 1,662,090
-----------------------------------------------------------------------------------------------------------------------------
                                   Greensboro, NC, Enterprise Systems Rev.,
                                   5.125s, 2018                                               1,490                 1,600,558
-----------------------------------------------------------------------------------------------------------------------------
                                   Greensboro, NC, Enterprise Systems Rev.,
                                   5.125s, 2019                                               1,750                 1,865,535
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville, NC, Enterprise Systems Rev.,
                                   FSA, 5s, 2016                                              1,005                 1,092,907
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville, NC, Enterprise Systems Rev.,
                                   FSA, 5.25s, 2019                                           1,170                 1,279,559
-----------------------------------------------------------------------------------------------------------------------------
                                   Kannapolis, NC, Water & Sewer Rev., FSA,
                                   5.25s, 2021                                                1,000                 1,063,930
-----------------------------------------------------------------------------------------------------------------------------
                                   Mooresville, NC, Enterprise Systems Rev.,
                                   MBIA, 5s, 2019                                             1,180                 1,261,916
-----------------------------------------------------------------------------------------------------------------------------
                                   Winston Salem, NC, Water & Sewer Systems
                                   Rev., 5.125s, 2028                                         2,000                 2,287,080
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $39,652,125
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $360,690,004)                                                            $393,757,543
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.8%
-----------------------------------------------------------------------------------------------------------------------------
                                   East Baton Rouge Parish, LA, Pollution
                                   Control Rev. (ExxonMobil Corp.),
                                   due 10/01/03                                                $200                  $200,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson County, MS, Pollution Control Rev.
                                   Chevron USA, Inc., due 10/01/03                              100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Knoxville, TN, Utilities Board Rev.,
                                   due 10/01/03                                                  95                    95,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, due 10/01/03                              100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev.,
                                   due 10/01/03                                                 100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facility
                                   Authority, Pooled Hospital Loan Program,
                                   due 10/01/03                                               2,600                 2,600,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                               $3,195,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $363,885,004)                                                                $396,952,543
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.1%                                                                               4,461,040
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $401,413,583
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03  MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Allegheny County, PA, Airport Rev.
Revenue - 1.9%                     (Pittsburgh International Airport), MBIA,
                                   5.75s, 2014                                               $1,000                $1,118,680
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA, Airport Rev.
                                   (Pittsburgh International Airport), FGIC,
                                   6.125s, 2017                                                 500                   553,255
-----------------------------------------------------------------------------------------------------------------------------
                                   Susquehanna Area Regional Airport, 5.375s, 2018              200                   197,674
-----------------------------------------------------------------------------------------------------------------------------
                                   Susquehanna Area Regional Airport, AMBAC,
                                   5.375s, 2023                                                 500                   520,600
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,390,209
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 9.5%                     Allegheny County, PA, FGIC, 5.3s, 2018                      $500                  $540,810
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA, FGIC, 5.4s, 2019                       500                   540,990
-----------------------------------------------------------------------------------------------------------------------------
                                   Allentown, PA, FGIC, 5s, 2022                              1,350                 1,401,057
-----------------------------------------------------------------------------------------------------------------------------
                                   Beaver County, PA, MBIA, 5.75s, 2006(+++)                    250                   281,783
-----------------------------------------------------------------------------------------------------------------------------
                                   Butler County, PA, FGIC, 5.25s, 2022                         675                   718,774
-----------------------------------------------------------------------------------------------------------------------------
                                   Butler County, PA, FGIC, 5.25s, 2023                         645                   681,042
-----------------------------------------------------------------------------------------------------------------------------
                                   Centre County, PA, MBIA, 5.25s, 2018                       1,000                 1,092,830
-----------------------------------------------------------------------------------------------------------------------------
                                   Chester County, PA, 5.65s, 2011                              500                   504,100
-----------------------------------------------------------------------------------------------------------------------------
                                   Luzerne County, PA, MBIA, 5.25s, 2025                        500                   521,815
-----------------------------------------------------------------------------------------------------------------------------
                                   North Huntingdon Township, PA, AMBAC,
                                   5.25s, 2019                                                  500                   532,500
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Finance Rev., 6.6s, 2009                        900                   921,690
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Finance Rev. (Pennsylvania
                                   Hills), FGIC, 5.45s, 2019                                    500                   540,545
-----------------------------------------------------------------------------------------------------------------------------
                                   Scranton, PA, AMBAC, 5s, 2016                              1,220                 1,324,737
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Pennsylvania, 6.25s, 2010                           300                   360,303
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Pennsylvania, 6s, 2019                            1,000                 1,149,090
-----------------------------------------------------------------------------------------------------------------------------
                                   Westmoreland County, PA, FGIC, 5s, 2019                      580                   615,305
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $11,727,371
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement  Commonwealth of Puerto Rico, ROLs, FGIC,
- 2.6%                             9.846s, 2015+(++)                                         $1,000                $1,337,780
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, ROLs, XLCA,
                                   9.756s, 2017+(++)                                          1,000                 1,316,800
-----------------------------------------------------------------------------------------------------------------------------
                                   Pittsburgh, PA, FGIC, 5.75s, 2020                            500                   587,865
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,242,445
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Allentown, PA, School District, FGIC,
Schools - 22.1%                    5.5s, 2010                                                  $650                  $732,596
-----------------------------------------------------------------------------------------------------------------------------
                                   Butler, PA, School District, FGIC, 5.375s, 2018              500                   546,305
-----------------------------------------------------------------------------------------------------------------------------
                                   Chambersburg, PA, School District, FSA,
                                   5s, 2016                                                     500                   534,595
-----------------------------------------------------------------------------------------------------------------------------
                                   Dover, PA, School District, FGIC, 5s, 2015                 1,510                 1,623,280
-----------------------------------------------------------------------------------------------------------------------------
                                   Downingtown, PA, School District, AMBAC,
                                   5.65s, 2019                                                  500                   555,345
-----------------------------------------------------------------------------------------------------------------------------
                                   Exeter Township, PA, School District,
                                   FGIC, 5s, 2025                                             1,000                 1,019,400
-----------------------------------------------------------------------------------------------------------------------------
                                   Garnet Valley, PA, School District, FGIC,
                                   5.5s, 2015                                                   750                   845,527
-----------------------------------------------------------------------------------------------------------------------------
                                   Gateway, PA, Alleghany School District,
                                   FGIC, 5.2s, 2023                                           1,000                 1,044,880
-----------------------------------------------------------------------------------------------------------------------------
                                   Kennett, PA, School District, FGIC, 5s, 2013                 400                   440,236
-----------------------------------------------------------------------------------------------------------------------------
                                   Keystone Oaks, PA, School District, FGIC,
                                   5s, 2016                                                     920                   977,178
-----------------------------------------------------------------------------------------------------------------------------
                                   Mount Lebanon, PA, School District, MBIA,
                                   5s, 2020                                                   1,000                 1,052,990
-----------------------------------------------------------------------------------------------------------------------------
                                   Norristown, PA, School District, FGIC, 5s, 2021              500                   522,665
-----------------------------------------------------------------------------------------------------------------------------
                                   North Allegheny, PA, School District,
                                   FGIC, 5.05s, 2022                                            590                   610,609
-----------------------------------------------------------------------------------------------------------------------------
                                   North Pocono, PA, School District, FGIC,
                                   5s, 2023                                                     500                   513,780
-----------------------------------------------------------------------------------------------------------------------------
                                   Palmyra, PA, School District, FGIC,
                                   5.375s, 2016                                                 820                   910,831
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennridge, PA, School District, MBIA, 5s, 2020               500                   526,495
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennridge, PA, School District, MBIA, 5s, 2021               500                   522,565
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Higher Educational
                                   Facilities, State Systems of Higher
                                   Education, AMBAC, 5s, 2018                                   500                   531,245
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Public School Building
                                   (Garnet Valley School District), AMBAC,
                                   5.5s, 2018                                                 1,005                 1,110,043
-----------------------------------------------------------------------------------------------------------------------------
                                   Perkiomen Valley, PA, School District,
                                   FSA, 5s, 2019                                                500                   524,280
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, School District, AMBAC,
                                   5.375s, 2019                                                 500                   530,245
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, School District, FSA,
                                   5s, 2010                                                   1,000                 1,119,320
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, School District, FSA,
                                   5.75s, 2019                                                  500                   562,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, School District, MBIA,
                                   6s, 2016                                                     500                   580,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Pittsburgh, PA, School District, 5.5s,
                                   2009(+++)                                                  1,320                 1,533,959
-----------------------------------------------------------------------------------------------------------------------------
                                   Pittsburgh, PA, School District, FSA,
                                   5.5s, 2014                                                 1,000                 1,158,130
-----------------------------------------------------------------------------------------------------------------------------
                                   Riverside, PA, School District, FGIC,
                                   5.45s, 2017                                                  500                   545,355
-----------------------------------------------------------------------------------------------------------------------------
                                   Riverside, PA, School District, FGIC,
                                   5.5s, 2020                                                   500                   545,275
-----------------------------------------------------------------------------------------------------------------------------
                                   South Park, PA, School District, FGIC, 5s, 2019              750                   788,182
-----------------------------------------------------------------------------------------------------------------------------
                                   Southeastern Area, PA, Special Schools
                                   Authority Rev., 0s, 2007                                     360                   325,987
-----------------------------------------------------------------------------------------------------------------------------
                                   State Public School Building Authority,
                                   Pennsylvania School (Lease Philadelphia
                                   School District), FSA, 5.25s, 2024                         1,000                 1,048,930
-----------------------------------------------------------------------------------------------------------------------------
                                   State Public School Building Authority,
                                   Pennsylvania School (Tuscarora School
                                   District), FSA, 5s, 2024                                   1,000                 1,051,470
-----------------------------------------------------------------------------------------------------------------------------
                                   West Chester, PA, School District, 5s, 2008                1,050                 1,176,798
-----------------------------------------------------------------------------------------------------------------------------
                                   Wilson, PA, School District, FGIC, 5.125s, 2017            1,000                 1,079,540
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $27,190,836
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -              Allegheny County, PA, Hospital Development
Hospitals - 9.4%                   Authority Rev. (South Hills Health
                                   System), 6.75s, 2025                                        $555                  $562,981
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA, Hospital Development
                                   Authority Rev. (South Hills Health
                                   System), MBIA, 5.8s, 2016                                    500                   549,515
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA, Hospital Development
                                   Authority Rev. (UPMC Health Systems),
                                   MBIA, 5s, 2018                                               500                   530,485
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA, Hospital Development
                                   Authority Rev. (West Pennsylvania
                                   Allegheny Health), 9.25s, 2022                                50                    49,119
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA, Hospital Development
                                   Authority Rev. (West Pennsylvania
                                   Allegheny Health), 9.25s, 2030                               150                   147,112
-----------------------------------------------------------------------------------------------------------------------------
                                   Blair County, PA, Hospital Authority Rev.
                                   (Altoona), AMBAC, 5.5s, 2008                                 470                   535,720
-----------------------------------------------------------------------------------------------------------------------------
                                   Chester County, PA, Health & Education
                                   (Main Line Health Systems), 5.5s, 2015                       335                   343,971
-----------------------------------------------------------------------------------------------------------------------------
                                   Cumberland County, PA, Municipal Authority
                                   Rev. (Carlisle Hospital & Health Centers),
                                   6.8s, 2004(+++)                                              250                   270,855
-----------------------------------------------------------------------------------------------------------------------------
                                   Erie County, PA, Hospital Authority Rev.
                                   (Hamot Health Foundation), AMBAC, 5.25s, 2017                675                   735,689
-----------------------------------------------------------------------------------------------------------------------------
                                   Lebanon County, PA, Health Facilities
                                   Authority Rev. (Good Samaritan Hospital),
                                   6s, 2035                                                     350                   354,130
-----------------------------------------------------------------------------------------------------------------------------
                                   Lehigh County, PA, General Purpose
                                   Authority (Lehigh Valley Hospital),
                                   5.25s, 2032                                                  600                   590,556
-----------------------------------------------------------------------------------------------------------------------------
                                   Lehigh County, PA, General Purpose
                                   Authority (Lehigh Valley Hospital), FSA,
                                   5.25s, 2019                                                  500                   537,025
-----------------------------------------------------------------------------------------------------------------------------
                                   Lehigh County, PA, General Purpose
                                   Authority (Saint Lukes Bethlehem
                                   Hospital), 5.375s, 2033                                      600                   581,520
-----------------------------------------------------------------------------------------------------------------------------
                                   Lehigh County, PA, Hospital Rev. (Lehigh
                                   Valley Hospital), MBIA, 7s, 2016                             250                   323,105
-----------------------------------------------------------------------------------------------------------------------------
                                   Lycoming County, PA, Authority Hospital
                                   Rev. (Williamsport Hospital Obligation
                                   Group), Connie Lee, 5.375s, 2010                             750                   819,870
-----------------------------------------------------------------------------------------------------------------------------
                                   Monroe County, PA, Hospital Authority Rev.
                                   (Pocono Medical Center), 6s, 2043                            750                   751,463
-----------------------------------------------------------------------------------------------------------------------------
                                   Mount Lebanon, PA, Hospital Authority Rev.
                                   (St. Clair Memorial Hospital), 5.625s, 2032                  400                   400,744
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Higher Educational Facilities
                                   Authority Rev., 6.25s, 2018                                  100                   109,467
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Higher Educational Facilities
                                   Authority Rev., 6s, 2031                                     650                   678,054
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Health & Educational
                                   Facilities Rev. (Jeanes Health), 6.6s, 2010                  180                   190,562
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Health & Educational
                                   Facilities Rev. (Temple University),
                                   6.625s, 2023                                                 250                   252,300
-----------------------------------------------------------------------------------------------------------------------------
                                   Sayre, PA, Health Care Facilities
                                   Authority Rev., 5.875s, 2031                                 500                   516,790
-----------------------------------------------------------------------------------------------------------------------------
                                   Sayre, PA, Health Care Facilities
                                   Authority Rev. (Latrobe Hospital), AMBAC,
                                   5.25s, 2015                                                  585                   643,641
-----------------------------------------------------------------------------------------------------------------------------
                                   Scranton-Lackawanna, PA, Health & Welfare
                                   Authority Rev. (Allied Rehab Hospital),
                                   7.125s, 2005                                                 110                   111,420
-----------------------------------------------------------------------------------------------------------------------------
                                   Southcentral Pennsylvania General
                                   Authority Rev. (York Hospital), 5.625s, 2026                 600                   619,782
-----------------------------------------------------------------------------------------------------------------------------
                                   West Shore, PA, Hospital Authority (Holy
                                   Spirit Hospital), 6.25s, 2032                                350                   358,372
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $11,564,248
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Blair County, PA, Industrial Development
Care - 0.8%                        Authority Rev. (Village of Penn St.
                                   Project), 7s, 2034                                          $150                  $153,347
-----------------------------------------------------------------------------------------------------------------------------
                                   Clarion County, PA, Industrial Development
                                   Authority Rev. (Beverly Enterprises,
                                   Inc.), 7.5s, 2012                                            150                   154,111
-----------------------------------------------------------------------------------------------------------------------------
                                   Cumberland County, PA, Retirement
                                   Community Rev. (Wesley Affiliated
                                   Services), 7.25s, 2035                                       150                   150,462
-----------------------------------------------------------------------------------------------------------------------------
                                   Lancaster County, PA, Hopital Authority
                                   Rev. (Willow Valley Retirement Project),
                                   5.875s, 2031                                                 500                   511,895
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $969,815
-----------------------------------------------------------------------------------------------------------------------------
Human Services - 0.1%              Montgomery County, PA, Industrial
                                   Development Authority (Wordsworth
                                   Academy), 8s, 2024                                          $150                  $155,127
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               New Morgan, PA, Industrial Development
Environmental Services - 0.8%      Authority Rev. (Browning Ferris Co.),
                                   6.5s, 2019                                                   500                   481,735
-----------------------------------------------------------------------------------------------------------------------------
                                   Westmoreland County, PA, Industrial
                                   Development Corp. (Waste Management), LOC,
                                   5.1s, 2018                                                   500                   514,880
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $996,615
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Bucks County, PA, Industrial Development
Other - 1.5%                       Authority (USX Corp.), 5.4s, 2017                           $300                  $322,191
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Economic Development
                                   Financing Authority, Solid Waste Disposal
                                   Rev. (Proctor & Gamble), 5.375s, 2031                      1,000                 1,068,680
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Economic Development
                                   Financing Authority, Wastewater Treatment
                                   Rev. (Sunoco, Inc.), 7.6s, 2024                              250                   265,045
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Economic Development
                                   Financing Authority Rev. (Amtrak),
                                   6.125s, 2021                                                 150                   149,535
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,805,451
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Erie County, PA, Industrial Development
Paper - 0.6%                       Authority (International Paper Co.),
                                   5.3s, 2012                                                  $500                  $521,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Erie County, PA, Industrial Development
                                   Authority (International Paper Co.),
                                   7.625s, 2018                                                 250                   262,205
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $783,905
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Philadelphia, PA, Housing Authority
Revenue - 0.9%                     Capital Program Rev, FSA, 5.25s, 2014                     $1,000                $1,124,520
-----------------------------------------------------------------------------------------------------------------------------
Parking - 1.4%                     Pittsburgh, PA, Public Parking Authority
                                   Rev., AMBAC, 6s, 2020                                       $500                  $574,325
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Public Parking Authority
                                   Rev., FSA, 5.625s, 2015                                    1,000                 1,126,870
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,701,195
-----------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax               Pittsburgh & Allegheny County, PA, Sales
Revenue - 0.4%                     Tax Rev. (Public Auditorium Hotel Room),
                                   AMBAC, 5.25s, 2017                                          $500                  $541,215
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Philadelphia, PA, Redevelopment Authority
Local - 0.3%                       Home Improvement Loan Rev., FHA, 6.1s, 2010                  $60                   $62,965
-----------------------------------------------------------------------------------------------------------------------------
                                   Pittsburgh, PA, Urban Development
                                   Authority Mortgage Rev., 5.5s, 2010                          305                   313,412
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $376,377
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Pennsylvania Housing Finance Agency,
State - 5.0%                       Single Family Mortgage Rev., 4.25s, 2012                    $500                  $512,185
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Housing Finance Agency,
                                   Single Family Mortgage Rev., 5.75s, 2013                   1,000                 1,059,390
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Housing Finance Agency,
                                   Single Family Mortgage Rev., 5s, 2014                        500                   522,605
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Housing Finance Agency,
                                   Single Family Mortgage Rev., 6.75s, 2014                     500                   514,655
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Housing Finance Agency,
                                   Single Family Mortgage Rev., 6.4s, 2016                      500                   513,750
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Housing Finance Agency,
                                   Single Family Mortgage Rev., 5.1s, 2020                    1,000                 1,023,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Housing Finance Agency,
                                   Single Family Mortgage Rev., 5.25s, 2021                     750                   763,163
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Housing Finance Agency,
                                   Single Family Mortgage Rev., 6.65s, 2021                     250                   259,105
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Housing Finance Agency,
                                   Single Family Mortgage Rev., 6.125s, 2024                    115                   117,728
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Housing Finance Agency,
                                   Single Family Mortgage Rev., 5.25s, 2033                     845                   884,799
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,170,620
-----------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.9%         Delaware County, PA, Industrial
                                   Development Authority Rev., Series A,
                                   6.2s, 2019                                                  $300                  $308,913
-----------------------------------------------------------------------------------------------------------------------------
                                   York County, PA, Solid Waste, FGIC, 5.5s, 2013               700                   812,728
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,121,641
-----------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 8.8%               Delaware Valley, PA, 5.5s, 2012                           $1,000                $1,131,320
-----------------------------------------------------------------------------------------------------------------------------
                                   Delaware Valley, PA, Regional Finance
                                   Authority, RITES, AMBAC, 9.675s, 2018(++)                    500                   660,300
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Convention Center Rev.,
                                   6.75s, 2019                                                  250                   262,988
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Industrial Development
                                   Authority, Economic Development, AMBAC,
                                   7s, 2007                                                     300                   348,525
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Industrial Development
                                   Authority, Economic Development, AMBAC,
                                   5.8s, 2009                                                   400                   464,412
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Industrial Development
                                   Authority, Economic Development, AMBAC,
                                   5.25s, 2010                                                1,000                 1,138,440
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Industrial Development
                                   Authority, FSA, 5.125s, 2026                               1,000                 1,020,060
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Industrial Development
                                   Authority, FSA, 5.25s, 2030                                  750                   768,517
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Industrial Development
                                   Authority, MBIA, 5.35s, 2012                                 500                   553,885
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Buildings Authority,
                                   5s, 2007                                                   1,585                 1,747,827
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., 5.7s, 2025               1,000                 1,066,960
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.458s, 2013+(++)                                     500                   653,940
-----------------------------------------------------------------------------------------------------------------------------
                                   State Public School Building Authority,
                                   Pennsylvania School (Brandywine Heights),
                                   FGIC, 5s, 2019                                             1,000                 1,059,120
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,876,294
-----------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.2%        Pennsylvania Higher Education, Capital
                                   Acquistion Rev., MBIA, 5s, 2026                           $1,500                $1,520,970
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.5%                 Pittsburgh & Allegheny County, PA, Sales
                                   Tax Rev. (Public Auditorium Hotel Room),
                                   AMBAC, 5.25s, 2013                                          $500                  $553,950
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%                     Childrens Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                                $340                  $303,831
-----------------------------------------------------------------------------------------------------------------------------
                                   Tobacco Settlement Financing Corp., 5s, 2021                 170                   143,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $446,831
-----------------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.8%                  Commonwealth of Puerto Rico, Highway &
                                   Transportation, ROLs, MBIA,
                                   9.846s, 2020+(++)                                         $1,500                $1,989,300
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Turnpike Commission, 5.5s, 2015                 250                   283,133
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,272,433
-----------------------------------------------------------------------------------------------------------------------------
Transportation -Special            Allegheny County, PA, Port Authority
Tax - 4.4%                         Special Rev., FGIC, 5s, 2021                                $750                  $780,923
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA, Port Authority
                                   Special Rev., MBIA, 6.25s, 2009(+++)                         500                   600,675
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico Highway &
                                   Transportation Authority, 5.5s, 2013                         500                   566,285
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico Highway &
                                   Transportation Authority, MBIA,
                                   5.5s, 2015                                                   500                   584,445
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Turnpike Commission, MBIA,
                                   5s, 2024                                                   1,775                 1,815,292
-----------------------------------------------------------------------------------------------------------------------------
                                   Southeastern Pennsylvania Transportation
                                   Authority, Special Rev., FGIC,
                                   5.25s, 2013                                                  500                   553,340
-----------------------------------------------------------------------------------------------------------------------------
                                   Southeastern Pennsylvania Transportation
                                   Authority, Special Rev., FGIC,
                                   5.375s, 2017                                                 500                   544,690
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,445,650
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 7.1%     Allegheny County, PA (Carnegie Mellon
                                   University), 5.25s, 2032                                    $750                  $770,070
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA (Chatham College),
                                   5.95s, 2032                                                  335                   347,117
-----------------------------------------------------------------------------------------------------------------------------
                                   Cumberland County, PA, Municipal Authority
                                   (Dickinson College), AMBAC,
                                   5.55s, 2017                                                  535                   588,800
-----------------------------------------------------------------------------------------------------------------------------
                                   Delaware County, PA, Authority University
                                   Rev. (Villanova University), FGIC, 5.25s, 2020             1,000                 1,083,360
-----------------------------------------------------------------------------------------------------------------------------
                                   Delaware County, PA, Authority University
                                   Rev. (Villanova University), FGIC, 5.25s, 2021             1,000                 1,075,010
-----------------------------------------------------------------------------------------------------------------------------
                                   Lycoming County, PA (College of
                                   Technology), AMBAC, 5.25s, 2032                              750                   775,200
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Higher Educational Facilities
                                   Authority Rev. (Clarion University
                                   Foundation), XLCA, 5s, 2023                                1,000                 1,028,230
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Higher Educational Facilities
                                   Authority Rev. (Widener University),
                                   5.375s, 2029                                                 300                   299,937
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Higher Educational Facilities
                                   Authority Rev. (Drexel University), 5.2s, 2032               750                   760,417
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Higher Educational Facilities
                                   Authority, College & University Rev.
                                   (Marywood University), MBIA, 5.5s, 2018                      300                   331,230
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Public School Building
                                   Authority (Delaware County College), MBIA,
                                   5.75s, 2016                                                  500                   574,655
-----------------------------------------------------------------------------------------------------------------------------
                                   Union County, PA, Higher Educational
                                   Facilities Financing Authority, University
                                   Rev. (Bucknell University), 5.25s, 2021                    1,000                 1,064,940
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $8,698,966
-----------------------------------------------------------------------------------------------------------------------------
Universities -                     Pennsylvania Economic Development
Dormatories - 0.5%                 Financing Authority (Germantown Friends
                                   School Project), 5.35s, 2031                                $600                  $615,480
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.3%    Carbon County, PA, Industrial Development
                                   Authority Rev. (Panther Creek Partners),
                                   6.65s, 2010                                                 $145                  $155,075
-----------------------------------------------------------------------------------------------------------------------------
                                   Pennsylvania Economic Development
                                   Financing Authority, Resources Recovery
                                   Rev. (Northhampton Generating), 6.4s, 2009                   150                   152,323
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $307,398
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.5%             Philadelphia, PA, Gas Works Rev., FSA,
                                   5.5s, 2018                                                  $500                  $553,580
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Guam Power Authority Rev., RITES, AMBAC,
Owned - 5.5%                       9.198s, 2014+(++)                                         $2,170                $2,644,622
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Gas Works Rev., 6s, 2013(+++)            1,645                 1,971,385
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Gas Works Rev., FSA,
                                   5.5s, 2016                                                 1,000                 1,109,040
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Gas Works Rev. (1998
                                   General Ordinance), FSA, 5.25s, 2020                       1,000                 1,075,010
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,800,057
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility            Allegheny County, PA, Sewer Rev., MBIA,
Revenue - 8.1%                     5.75s, 2017                                                 $750                  $866,107
-----------------------------------------------------------------------------------------------------------------------------
                                   Bucks County, PA, Water & Sewer Authority
                                   Rev., AMBAC, 5.375s, 2013                                  1,090                 1,225,988
-----------------------------------------------------------------------------------------------------------------------------
                                   Bucks County, PA (Suburban Water Co.),
                                   FGIC, 5.55s, 2032                                          1,000                 1,043,070
-----------------------------------------------------------------------------------------------------------------------------
                                   Delaware County, PA, Water Quality Control
                                   Authority, Sewer Rev., FGIC,
                                   5s, 2017                                                   1,000                 1,064,320
-----------------------------------------------------------------------------------------------------------------------------
                                   Delaware County, PA, Water Quality Control
                                   Authority, Sewer Rev., FGIC,
                                   5s, 2018                                                     750                   793,995
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairview Township, PA, Sewer Rev., FGIC,
                                   5.05s, 2018                                                  750                   796,553
-----------------------------------------------------------------------------------------------------------------------------
                                   Luzerne County, PA, Industrial Development
                                   Authority, 6.05s, 2019                                       300                   306,768
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Water Rev., MBIA, 6.25s, 2012              550                   665,621
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Water Rev., MBIA, 5.5s, 2014             1,000                 1,091,870
-----------------------------------------------------------------------------------------------------------------------------
                                   Philadelphia, PA, Water Rev., FGIC, 5.25s, 2014              985                 1,099,743
-----------------------------------------------------------------------------------------------------------------------------
                                   University Area Joint Authority, Sewer
                                   Rev., MBIA, 5s, 2023                                         500                   512,045
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Water & Power Authority
                                   Rev., ASST GTY, 5.3s, 2018                                   500                   540,565
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,006,645
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $113,175,533)                                                            $119,959,844
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.6%
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA, Hospital Development
                                   Authority Rev. (Presbyterian University
                                   Hospital), due 10/01/03                                   $1,820                $1,820,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New Castle, PA, Area Hospital Authority
                                   (Jameson Memorial Hospital),
                                   due 10/01/03                                                 225                   225,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $2,045,000)                                                     $2,045,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $115,220,533)                                                                $122,004,844
-----------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.1%                                                                               1,320,436
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $123,325,280
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03  MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 3.2%                     Horry County, SC, "A", FSA, 5.7s, 2027                    $2,250                $2,355,660
-----------------------------------------------------------------------------------------------------------------------------
                                   Richland Lexington, SC, Airport Rev.
                                   (Columbia Airport), FSA, 5s, 2026                          1,000                 1,010,120
-----------------------------------------------------------------------------------------------------------------------------
                                   Richland Lexington, SC, Airport Rev.
                                   (Columbia Airport), AMBAC, 5.7s, 2026                      1,000                 1,036,270
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Ports Authority Rev., FSA,
                                   5s, 2016                                                   1,000                 1,064,990
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,467,040
-----------------------------------------------------------------------------------------------------------------------------
General Obligation - General       Berkeley County, SC, Refunding &
Purpose - 5.5%                     Improvement, FSA, 5s, 2024                                $1,560                $1,598,454
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, RITES, 9.78s, 2018+(++)       2,000                 2,521,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, RITES, 9.78s, 2019+(++)       1,750                 2,183,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Hilton Head Island, SC, MBIA, 5.125s, 2022                 1,000                 1,052,100
-----------------------------------------------------------------------------------------------------------------------------
                                   Horry County, SC, 6s, 2015                                   915                 1,047,849
-----------------------------------------------------------------------------------------------------------------------------
                                   Richard Lexington Riverbanks, SC, Parks
                                   District, FGIC, 5.8s, 2018                                 1,000                 1,125,290
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $9,528,413
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.9%                 Beaufort County, SC, FGIC, 5.25s, 2018                    $1,000                $1,080,750
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, RITES, MBIA,
                                   10.28s, 2020+(++)                                          2,000                 2,728,920
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 10.831s, 2016+(++)                               850                 1,145,885
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,955,555
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Anderson County, SC, School District,
Schools - 11.2%                    5.5s, 2018                                                $1,465                $1,630,194
-----------------------------------------------------------------------------------------------------------------------------
                                   Beaufort County, SC, School District,
                                   5.625s, 2018                                               2,000                 2,221,960
-----------------------------------------------------------------------------------------------------------------------------
                                   Berkeley County, SC, School District, 5s, 2020             2,000                 2,081,840
-----------------------------------------------------------------------------------------------------------------------------
                                   Charleston County, SC, School District,
                                   "B", 5s, 2019                                                735                   776,057
-----------------------------------------------------------------------------------------------------------------------------
                                   Chesterfield County, SC, School District,
                                   FSA, 5s, 2023                                              3,000                 3,083,280
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgetown County, SC, School District,
                                   5.25s, 2018                                                1,500                 1,617,300
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgetown County, SC, School District,
                                   5.25s, 2019                                                1,000                 1,073,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Orangeburg County, SC, Consolidated School
                                   District, FSA, 5.25s, 2020                                 1,065                 1,155,546
-----------------------------------------------------------------------------------------------------------------------------
                                   Orangeburg County, SC, Consolidated School
                                   District, FSA, 5.375s, 2022                                2,050                 2,206,579
-----------------------------------------------------------------------------------------------------------------------------
                                   Richland County, SC, School District,
                                   5.1s, 2021                                                 1,750                 1,826,755
-----------------------------------------------------------------------------------------------------------------------------
                                   Spartanburg County, SC, School Distrtict
                                   7, 5s, 2019                                                1,620                 1,753,245
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $19,426,316
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -              Charleston County, SC, Hospital Facilities
Hospitals - 14.1%                  Rev. (Medical Society Health), MBIA, 5s, 2022(+++)        $2,450                $2,456,272
-----------------------------------------------------------------------------------------------------------------------------
                                   Charleston County, SC (Care Alliance
                                   Health Services), FSA, 5s, 2019                            1,000                 1,061,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville, SC, Hospital System, Hospital
                                   Facilities Rev., 6s, 2020                                  3,400                 3,904,934
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenwood County, SC, Hospital Facilities
                                   Rev. (Self Memorial Hospital),
                                   5.5s, 2021                                                 1,000                 1,022,830
-----------------------------------------------------------------------------------------------------------------------------
                                   Horry County, SC, Hospital Facilities Rev.
                                   (Conway Hospital), 6.75s, 2012                               785                   800,527
-----------------------------------------------------------------------------------------------------------------------------
                                   Lexington County, SC, Health Services
                                   Rev., 5.5s, 2032                                           1,000                 1,023,120
-----------------------------------------------------------------------------------------------------------------------------
                                   Lexington County, SC, Hospital Facilities
                                   Rev., FSA, 5.125s, 2021                                    1,500                 1,573,830
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Jobs & Economic Development
                                   Authority, Hospital Facilities Rev.
                                   (Anderson Area Medical Center), MBIA,
                                   5.25s, 2015                                                1,750                 1,863,505
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Jobs & Economic Development
                                   Authority, Hospital Facilities Rev.
                                   (Georgetown Memorial Hospital), AMBAC, 6s, 2014            1,000                 1,183,640
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Jobs & Economic Development
                                   Authority, Hospital Facilities Rev.
                                   (Georgetown Memorial Hospital), ASST GTY,
                                   5.25s, 2021                                               $1,500                $1,565,520
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Jobs & Economic Development
                                   Authority (Bon Secours Health Systems,
                                   Inc.), "A", 5.625s, 2030                                   1,250                 1,273,150
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Jobs & Economic Development
                                   Authority (Palmetto Health Alliance),
                                   6.25s, 2031                                                  750                   760,148
-----------------------------------------------------------------------------------------------------------------------------
                                   Spartanburg County, SC, Health Service
                                   Rev., AMBAC, 5.3s, 2025                                    1,000                 1,028,810
-----------------------------------------------------------------------------------------------------------------------------
                                   Spartanburg County, SC, Health Service
                                   Rev., FSA, 5.25s, 2032                                     2,250                 2,315,767
-----------------------------------------------------------------------------------------------------------------------------
                                   Spartanburg County, SC, Hospital
                                   Facilities Rev. (Health Services District,
                                   Inc.), AMBAC, 5.3s, 2020                                   2,500                 2,601,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $24,434,963
-----------------------------------------------------------------------------------------------------------------------------
Human Services - 0.8%              Greenville County, SC, Chestnut Hill
                                   Mental Health, 8s, 2015                                   $1,625                $1,443,471
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Calhoun, SC, Solid Waste Disposal Rev.
Other - 1.5%                       (Eastman Kodak), 6.75s, 2017                              $1,000                $1,282,840
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville County, SC, Industrial
                                   Development Rev. (Kroger Co.), 7.85s, 2015                   500                   521,510
-----------------------------------------------------------------------------------------------------------------------------
                                   York County, SC, Industrial Development
                                   Rev. (Hoechst Celanese), 5.7s, 2024                          850                   837,743
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,642,093
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Darlington County, SC, Industrial
Paper - 1.7%                       Development Rev. (Sonoco Products Co.),
                                   6.125s, 2025                                              $1,500                $1,548,615
-----------------------------------------------------------------------------------------------------------------------------
                                   Florence County, SC, Industrial
                                   Development Rev. (Stone Container Corp.),
                                   7.375s, 2007                                                 335                   340,772
-----------------------------------------------------------------------------------------------------------------------------
                                   Richland County, SC, Environmental
                                   Improvement Rev. (International Paper
                                   Co.), 6.1s, 2023                                           1,000                 1,045,670
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,935,057
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            South Carolina Jobs Economic Development
Entertainment &                    Authority (Myrtle Beach Convention), MBIA,
Tourism - 1.1%                     5.125s, 2018                                                $570                  $608,173
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Jobs Economic Development
                                   Authority (Myrtle Beach Convention), MBIA,
                                   5.125s, 2019                                                 595                   633,265
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Jobs Economic Development
                                   Authority (Myrtle Beach Convention), MBIA,
                                   5.125s, 2020                                                 630                   667,176
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,908,614
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               South Carolina Housing, Finance &
Revenue - 1.4%                     Development Authority Rev. (Hunting Ridge
                                   Apartments), 6.75s, 2025                                  $1,000                $1,040,200
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Housing, Finance &
                                   Development Authority Rev. (Runaway Bay
                                   Apartments), 6.125s, 2015                                  1,300                 1,362,985
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,403,185
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    South Carolina Housing, Finance &
State - 2.1%                       Development Authority Rev., FSA, 6s, 2020                   $625                  $640,275
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Housing, Finance &
                                   Development Authority Rev., AMBAC,
                                   4.85s, 2023                                                1,000                   994,980
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Housing, Finance &
                                   Development Authority Rev., FSA,
                                   5.35s, 2024                                                2,000                 2,036,320
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,671,575
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Berkeley County, SC, School District,
Appropriation - 11.8%              AMBAC, 6.3s, 2016(+++)                                    $1,800                $1,867,302
-----------------------------------------------------------------------------------------------------------------------------
                                   Berkeley County, SC, School District
                                   (Berkeley School Facilities Group, Inc.),
                                   AMBAC, 5s, 2016                                              500                   538,760
-----------------------------------------------------------------------------------------------------------------------------
                                   Charleston, SC, Certificates of
                                   Participation, Refunding Public Facilities
                                   Corp., 5s, 2015                                            2,145                 2,382,644
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville County, SC, Public Facilities,
                                   AMBAC, 5s, 2017                                            1,695                 1,824,583
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville County, SC (University Center),
                                   AMBAC, 5s, 2017                                            1,000                 1,073,090
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville County, SC (University Center),
                                   AMBAC, 5.25s, 2019                                         1,000                 1,078,170
-----------------------------------------------------------------------------------------------------------------------------
                                   Hilton Head Island, SC, Public Finance
                                   Corp., Certificates of Participation,
                                   AMBAC, 5.75s, 2014                                         1,750                 1,888,477
-----------------------------------------------------------------------------------------------------------------------------
                                   North Charleston, SC, Municipal Golf
                                   Course Mortgage Rev., 5.5s, 2019(+++)                      1,000                 1,167,960
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., 5.75s, 2030              1,000                 1,048,870
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.507s, 2013+(++)                                   1,375                 1,798,335
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.507s, 2019+(++)                                   1,300                 1,696,526
-----------------------------------------------------------------------------------------------------------------------------
                                   Richland County, SC, Certificates of
                                   Participation, FGIC, 0s, 2005                              1,160                 1,141,719
-----------------------------------------------------------------------------------------------------------------------------
                                   Richland County, SC, Certificates of
                                   Participation, FGIC, 0s, 2006                              1,160                 1,119,562
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Water Resources Authority
                                   Rev. (Local Government Program), 7.25s, 2020               1,150                 1,159,292
-----------------------------------------------------------------------------------------------------------------------------
                                   Spartanburg, SC, Public Facilities Corp.
                                   (Renaissance Park), AMBAC, 5.125s, 2025                      685                   703,858
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $20,489,148
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                     Tobacco Settlement Rev. Managment
                                   Authority, 6.375s, 2028                                   $1,000                  $863,160
-----------------------------------------------------------------------------------------------------------------------------
Transportation -Special            South Carolina Transportation, MBIA,
Tax - 0.6%                         5.375s, 2018                                              $1,000                $1,101,190
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 6.3%     Charleston College, SC, "A", FGIC, 5.25s, 2028            $2,435                $2,530,038
-----------------------------------------------------------------------------------------------------------------------------
                                   Clemson University, University Rev.,
                                   AMBAC, 6.25s, 2015                                         1,250                 1,478,950
-----------------------------------------------------------------------------------------------------------------------------
                                   Coastal Carolina University, SC, MBIA,
                                   6.875s, 2026(+++)                                          1,000                 1,059,160
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Educational Facilities
                                   Authority (Furman University), AMBAC,
                                   5.375s, 2020                                               1,245                 1,362,018
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Educational Facilities
                                   Authority (Furman University), AMBAC,
                                   5.5s, 2030                                                 2,000                 2,143,460
-----------------------------------------------------------------------------------------------------------------------------
                                   University of South Carolina, University
                                   Rev., FGIC, 5.625s, 2020                                   1,555                 1,712,817
-----------------------------------------------------------------------------------------------------------------------------
                                   University of South Carolina, University
                                   Rev., MBIA, 5.75s, 2026                                      515                   559,985
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,846,428
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Camden, SC, Public Utility Rev., Refunding
Owned - 10.7%                      & Improvement, MBIA, 5.5s, 2017                           $1,500                $1,643,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Easley, SC, Utility Rev., FSA, 5.25s, 2019                 1,315                 1,433,061
-----------------------------------------------------------------------------------------------------------------------------
                                   Easley, SC, Utility Rev., FSA, 5s, 2021                    1,000                 1,055,890
-----------------------------------------------------------------------------------------------------------------------------
                                   Easley, SC, Utility Rev., FSA, 5s, 2027                    1,000                 1,017,080
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenwood, SC, Combined Public Utility,
                                   Refunding & Improvement Systems, MBIA, 5s, 2021              175                   183,445
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenwood, SC, Combined Public Utility,
                                   Refunding & Improvement Systems, MBIA, 5s, 2023              300                   308,523
-----------------------------------------------------------------------------------------------------------------------------
                                   Orangeburg County, SC, Solid Waste
                                   Disposal Facilities Rev., AMBAC, 5.7s, 2024                2,000                 2,017,340
-----------------------------------------------------------------------------------------------------------------------------
                                   Piedmont, SC, Municipal Power Agency,
                                   FGIC, 6.25s, 2021                                          4,600                 5,564,758
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority,
                                   RITES, FSA, 9.207s, 2015+(++)                              1,000                 1,183,780
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Public Service Authority,
                                   "A", MBIA, 5.5s, 2018                                        200                   221,474
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Public Service Authority,
                                   "B", AMBAC, 5.5s, 2023                                     1,000                 1,071,620
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Public Service Authority,
                                   "B", FSA, 5.125s, 2037                                     1,500                 1,522,710
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Public Service Authority,
                                   FGIC, 5.875s, 2023                                           500                   547,665
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Public Service Authority,
                                   "D", FSA, 5s, 2018                                           750                   802,905
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $18,573,411
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility            Anderson County, SC, Joint Municipal
Revenue - 22.3%                    Water, FSA, 5s, 2032                                      $1,000                $1,012,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Anderson, SC, Water & Sewer Systems Rev.,
                                   MBIA, 5s, 2021                                             1,690                 1,775,649
-----------------------------------------------------------------------------------------------------------------------------
                                   Anderson, SC, Water & Sewer Systems Rev.,
                                   MBIA, 5s, 2022                                             1,565                 1,627,882
-----------------------------------------------------------------------------------------------------------------------------
                                   Anderson, SC, Water & Sewer Systems Rev.,
                                   FGIC, 5.125s, 2032                                         2,000                 2,045,900
-----------------------------------------------------------------------------------------------------------------------------
                                   Charleston, SC, Waterworks & Sewer Rev.,
                                   MBIA, 5s, 2022                                             1,000                 1,001,360
-----------------------------------------------------------------------------------------------------------------------------
                                   Charleston, SC, Waterworks & Sewer Rev.,
                                   Refunding Systems, 5.25s, 2018                             1,000                 1,083,480
-----------------------------------------------------------------------------------------------------------------------------
                                   Columbia, SC, Waterworks & Sewer Systems
                                   Rev., 0s, 2004(+++)                                        1,500                 1,495,980
-----------------------------------------------------------------------------------------------------------------------------
                                   Columbia, SC, Waterworks & Sewer Systems
                                   Rev., 0s, 2005                                             2,245                 2,205,825
-----------------------------------------------------------------------------------------------------------------------------
                                   Columbia, SC, Waterworks & Sewer Systems
                                   Rev., 0s, 2006                                             9,330                 8,969,489
-----------------------------------------------------------------------------------------------------------------------------
                                   Columbia, SC, Waterworks & Sewer Systems
                                   Rev., 6s, 2015(+++)                                        2,000                 2,368,680
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville, SC, Stormwater Systems, FSA,
                                   5s, 2022                                                     595                   620,615
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville, SC, Waterworks Rev., 5.25s, 2020                 860                   926,590
-----------------------------------------------------------------------------------------------------------------------------
                                   Greenville, SC, Waterworks Rev., 5.5s, 2022                1,000                 1,060,870
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Aqueduct & Sewer Authority
                                   Rev., 9s, 2009(+++)                                          530                   591,135
-----------------------------------------------------------------------------------------------------------------------------
                                   Rock Hill, SC, Utilities Rev., Refunding &
                                   Improvement, FSA, 5.375s, 2023                               500                   532,905
-----------------------------------------------------------------------------------------------------------------------------
                                   Spartanburg, SC, Waterworks Rev., FGIC,
                                   6.05s, 2018(+++)                                           2,750                 3,092,072
-----------------------------------------------------------------------------------------------------------------------------
                                   Western Carolina Regional Sewer Authority
                                   Rev., AMBAC, 0s, 2007                                      4,000                 3,723,640
-----------------------------------------------------------------------------------------------------------------------------
                                   York County, SC, Water & Sewer Rev., 6.5s, 2025            2,000                 2,057,560
-----------------------------------------------------------------------------------------------------------------------------
                                   York County, SC, Water & Sewer Rev.,
                                   Refunding & Capital Improvement, MBIA, 5s, 2024              780                   799,609
-----------------------------------------------------------------------------------------------------------------------------
                                   York County, SC, Water & Sewer Rev.,
                                   Refunding & Capital Improvement,
                                   5s, 2027                                                   1,490                 1,517,789
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $38,509,190
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $154,398,092)                                                            $169,198,809
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.3%
-----------------------------------------------------------------------------------------------------------------------------
                                   East Baton Rouge Parish, LA, Pollution
                                   Control Rev. (ExxonMobil Corp.),
                                   due 10/01/03                                                $300                  $300,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson County, MS, Pollution Control Rev.
                                   (Chevron USA, Inc.), due 10/01/03                            200                   200,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Lincoln County, WY, Pollution Control Rev.
                                   (ExxonMobil Corp.), due 10/01/03                             500                   500,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev.,
                                   due 10/01/03                                                 100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facility
                                   Authority, due 10/01/03                                      500                   500,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Sevier County, TN, Public Building
                                   Authority, due 10/01/03                                      550                   550,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                               $2,150,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $156,548,092)                                                                $171,348,809
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                                               1,770,246
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $173,119,055
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03  MFS(R) TENNESSEE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.3%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Memphis-Shelby County, TN, Airport
Revenue - 1.8%                     Authority Facilities Rev., MBIA, 6.25s, 2011              $1,000                $1,157,620
-----------------------------------------------------------------------------------------------------------------------------
                                   Memphis-Shelby County, TN, Airport
                                   Authority Facilities Rev., FSA, 5.125s, 2021               1,500                 1,537,575
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,695,195
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 6.7%                     Dickson County, TN, FGIC, 5s, 2019                        $1,430                $1,534,519
-----------------------------------------------------------------------------------------------------------------------------
                                   Knox County, TN, Health, Education &
                                   Housing Facilities Board Rev., 5s, 2018                    1,500                 1,605,225
-----------------------------------------------------------------------------------------------------------------------------
                                   Lincoln County, TN, FGIC, 5.25s, 2017                        645                   732,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Lincoln County, TN, FGIC, 5.25s, 2018                      1,440                 1,631,333
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Buildings Authority,
                                   5.5s, 2021                                                 1,000                 1,122,630
-----------------------------------------------------------------------------------------------------------------------------
                                   Putnam County, TN, FGIC, 5.25s, 2020                       2,000                 2,248,140
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Tennessee, FSA, 5s, 2018                          1,000                 1,067,590
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $9,942,137
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement  Chattanooga, TN, Public Improvement,
- 10.2%                            5s, 2021                                                  $2,570                $2,699,837
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, 5.4s, 2006(+++)               3,000                 3,375,660
-----------------------------------------------------------------------------------------------------------------------------
                                   Knoxville, TN, Recreational Facilities
                                   Improvement, 5.5s, 2017                                      645                   709,274
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Commonwealth, Refunding Public
                                   Improvement, 5s, 2024                                      2,000                 2,055,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Rutherford County, TN, School & Public
                                   Improvement, 5s, 2022                                      1,510                 1,559,120
-----------------------------------------------------------------------------------------------------------------------------
                                   Rutherford County, TN, Water Utility
                                   Improvement, 5s, 2020                                      1,000                 1,040,590
-----------------------------------------------------------------------------------------------------------------------------
                                   Williamson County, TN, Public Improvement,
                                   5.375s, 2010(+++)                                          1,500                 1,725,195
-----------------------------------------------------------------------------------------------------------------------------
                                   Williamson County, TN, Public Improvement,
                                   5s, 2018                                                   1,760                 1,874,347
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $15,039,583
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Fayette County, TN, School District, MBIA,
Schools - 16.1%                    5.6s, 2008(+++)                                           $1,215                $1,391,090
-----------------------------------------------------------------------------------------------------------------------------
                                   Franklin Tennessee Special School
                                   District, Capital Appreciation, 0s, 2020                   2,000                   912,340
-----------------------------------------------------------------------------------------------------------------------------
                                   Gibson County, TN, School District, MBIA,
                                   5.75s, 2009(+++)                                             455                   532,259
-----------------------------------------------------------------------------------------------------------------------------
                                   Gibson County, TN, School District, AMBAC,
                                   5s, 2015                                                     650                   723,847
-----------------------------------------------------------------------------------------------------------------------------
                                   Gibson County, TN, School District, MBIA,
                                   5.75s, 2016                                                  190                   216,461
-----------------------------------------------------------------------------------------------------------------------------
                                   Giles County, TN, School Improvement,
                                   FGIC, 5.75s, 2010(+++)                                     1,980                 2,316,481
-----------------------------------------------------------------------------------------------------------------------------
                                   Greene County, TN, Rural School, FGIC, 5s, 2020            1,240                 1,299,483
-----------------------------------------------------------------------------------------------------------------------------
                                   Greene County, TN, Rural School, FGIC, 5s, 2021            1,300                 1,352,858
-----------------------------------------------------------------------------------------------------------------------------
                                   Lincoln County, TN, School Improvement,
                                   FGIC, 5.8s, 2019                                           1,000                 1,147,220
-----------------------------------------------------------------------------------------------------------------------------
                                   Lincoln County, TN, School Improvement,
                                   FGIC, 5.8s, 2020                                           1,000                 1,147,220
-----------------------------------------------------------------------------------------------------------------------------
                                   Milan, TN, Special School District, MBIA,
                                   5s, 2021                                                   1,000                 1,039,940
-----------------------------------------------------------------------------------------------------------------------------
                                   Roane County, TN, Rural School, FGIC,
                                   5.6s, 2019                                                   915                 1,005,109
-----------------------------------------------------------------------------------------------------------------------------
                                   Roane County, TN, Rural School, FGIC,
                                   5.6s, 2020                                                   975                 1,062,487
-----------------------------------------------------------------------------------------------------------------------------
                                   Rutherford County, TN, School District,
                                   5.875s, 2010(+++)                                          3,100                 3,662,464
-----------------------------------------------------------------------------------------------------------------------------
                                   Rutherford County, TN, School Improvement,
                                   0s, 2007(+++)                                              1,500                   885,615
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Tennessee, School Bond Authority
                                   (Higher Educational Facilities), FSA,
                                   5.25s, 2029                                                3,000                 3,113,670
-----------------------------------------------------------------------------------------------------------------------------
                                   Williamson County, TN, Rural School,
                                   6.125s, 2010(+++)                                          1,575                 1,880,329
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $23,688,873
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals -  Bristol, TN, Health & Educational
14.3%                              Facilities Board Rev. (Bristol Memorial),
                                   FGIC, 5.45s, 2021                                         $2,825                $2,888,930
-----------------------------------------------------------------------------------------------------------------------------
                                   Cookeville, TN, Industrial Development
                                   Board (Cookeville General), 5.75s, 2010                    2,000                 2,056,300
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson, TN, Hospital Rev. (Jackson-
                                   Madison County General Hospital), AMBAC,
                                   5s, 2018                                                   1,000                 1,069,640
-----------------------------------------------------------------------------------------------------------------------------
                                   Johnson City, TN, Health & Education
                                   Financing Authority Rev. (Johnson City
                                   Medical Center Hospital), MBIA, 5.25s, 2016                1,375                 1,426,521
-----------------------------------------------------------------------------------------------------------------------------
                                   Johnson City, TN, Health & Education
                                   Financing Authority Rev. (Johnson City
                                   Medical Center Hospital), MBIA, 5s, 2018(+++)              1,500                 1,595,205
-----------------------------------------------------------------------------------------------------------------------------
                                   Knox County, TN, Health, Education &
                                   Housing Facilities Board Rev., FSA,
                                   5s, 2022                                                   1,000                 1,027,010
-----------------------------------------------------------------------------------------------------------------------------
                                   Knox County, TN, Health, Education &
                                   Housing Facilities Board Rev. (Baptist
                                   Health Systems), 6.5s, 2031                                  800                   824,936
-----------------------------------------------------------------------------------------------------------------------------
                                   Knox County, TN, Health, Education &
                                   Housing Facilities Board Rev. (Catholic
                                   Healthcare Partners), 5.25s, 2030                          1,000                 1,018,330
-----------------------------------------------------------------------------------------------------------------------------
                                   Knox County, TN, Health, Education &
                                   Housing Facilities Board Rev. (East
                                   Tennessee Children's Hospital), 5.75s, 2033                  450                   449,496
-----------------------------------------------------------------------------------------------------------------------------
                                   Knox County, TN, Health, Education &
                                   Housing Facilities Board Rev. (Fort
                                   Sanders), MBIA, 5.75s, 2014                                3,250                 3,779,360
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Government of Nashville &
                                   Davidson County, TN, Health, Educational &
                                   Housing Facilities Board Rev. (Adventist
                                   Health System),
                                   5.25s, 2020                                                1,000                   997,440
-----------------------------------------------------------------------------------------------------------------------------
                                   Shelby County, TN, Health, Educational &
                                   Housing Facilities Board Rev. (Methodist
                                   Healthcare), 6.5s, 2021                                    1,000                 1,095,200
-----------------------------------------------------------------------------------------------------------------------------
                                   Shelby County, TN, Health, Educational &
                                   Housing Facilities Board Rev.
                                   (St. Judes Children's Research), 5.5s, 2020                1,750                 1,830,867
-----------------------------------------------------------------------------------------------------------------------------
                                   Springfield, TN, Health & Higher
                                   Educational Facilities Hospital Rev.
                                   (Northcrest Medical Center), 5.25s, 2013                   1,000                 1,015,210
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $21,074,445
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Shelby County, TN, Health Educational &
Care - 0.2%                        Housing Facilities Board Rev. (Beverly
                                   Project), 7.4s, 2011                                        $280                  $279,852
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Humphreys County, TN, Solid Waste Disposal
Chemicals - 1.2%                   Rev. (DuPont), 6.7s, 2024                                 $1,750                $1,840,090
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Hardeman County, TN, Misc. Rev.
Other - 0.7%                       (Correctional Facilities Corp.), 7.75s, 2017              $1,000                $1,041,470
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               McMinn County, TN, Industrial Development
Paper - 0.7%                       Board, Pollution Control Rev. (Bowater,
                                   Inc.), 7.625s, 2016                                       $1,000                $1,000,420
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Bristol, TN, Industrial Development
Retail - 0.7%                      Authority Rev. (Kmart Corp.), 7.5s, 2004(+++)               $960                $1,034,122
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &                    Memphis Shelby County, TN (Sports Memphis
Tourism - 2.6%                     Arena), AMBAC, 5.125s, 2028                               $2,000                $2,049,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Memphis-Shelby County, TN (Sports Memphis
                                   Arena), AMBAC, 5.35s, 2029                                 1,665                 1,752,146
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,801,386
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Chattanooga, TN, Health, Educational &
Revenue - 3.2%                     Housing Facilities (Rainbow Creek), GNMA,
                                   6.125s, 2019                                                $470                  $504,018
-----------------------------------------------------------------------------------------------------------------------------
                                   Franklin, TN, Industrial Development Rev.
                                   (Landings Apartments), FSA, 6s, 2026                       1,000                 1,045,960
-----------------------------------------------------------------------------------------------------------------------------
                                   Franklin, TN, Industrial Development Rev.
                                   (Sussex Downs), FHA, 6.75s, 2004(+++)                      1,000                 1,068,280
-----------------------------------------------------------------------------------------------------------------------------
                                   Memphis, TN, Health & Educational
                                   Facilities Board Rev. (Hickory Point
                                   Apartments), MBIA, 5.85s, 2020                             1,000                 1,077,330
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Government of Nashville &
                                   Davidson County, TN, Health, Educational &
                                   Housing Facilities Board Rev. (Berkshire
                                   Place), GNMA, 6s, 2023                                       500                   522,570
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Government of Nashville &
                                   Davidson County, TN, Health, Educational &
                                   Housing Facilities Board Rev. (Herman
                                   Street), FHA, 7.25s, 2032                                    495                   502,856
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,721,014
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Tennessee Housing Development Agency
State - 6.4%                       Mortgage Finance, 5.35s, 2034                             $2,000                $2,027,120
-----------------------------------------------------------------------------------------------------------------------------
                                   Tennessee Housing Development Agency Rev.,
                                   Homeownership Program, 5.05s, 2027                         1,000                 1,010,490
-----------------------------------------------------------------------------------------------------------------------------
                                   Tennessee Housing Development Agency Rev.,
                                   Homeownership Program, FSA, 5.4s, 2032                       970                   987,722
-----------------------------------------------------------------------------------------------------------------------------
                                   Tennessee Housing Development Agency Rev.,
                                   Homeownership Program, FSA, 4.15s, 2033                      990                   997,940
-----------------------------------------------------------------------------------------------------------------------------
                                   Tennessee Housing Development Agency Rev.,
                                   Homeownership Program, MBIA, 6.125s, 2020                    710                   751,365
-----------------------------------------------------------------------------------------------------------------------------
                                   Tennessee Housing Development Agency Rev.,
                                   Housing, 5.45s, 2014                                       2,535                 2,684,159
-----------------------------------------------------------------------------------------------------------------------------
                                   Tennessee Housing Development Agency Rev.,
                                   Housing, 6s, 2020                                            955                 1,000,439
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $9,459,235
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Chattanooga, TN, Industrial Development
Appropriation - 2.9%               Board, AMBAC, 5.75s, 2018                                 $1,000                $1,133,290
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., 5.75s, 2030              2,000                 2,097,740
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Tennessee, School Bond Authority
                                   (Higher Educational Facilities), FSA, 5s, 2017             1,000                 1,072,230
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,303,260
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.5%                 Territory of Virgin Islands (School, Sewer
                                   & Correctional Facilities Improvement),
                                   5.875s, 2018                                                $730                  $752,265
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%                     Guam Economic Development Authority,
                                   Tobacco Settlement, 5.5s, 2041                              $350                  $302,719
-----------------------------------------------------------------------------------------------------------------------------
                                   Tobacco Settlement Financing Corp., 5s, 2031                 750                   610,140
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $912,859
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.0%     Metropolitan Government of Nashville &
                                   Davidson County, TN, Health, Educational &
                                   Housing Facilities Board Rev. (McKendree
                                   Village, Inc.), 5.125s, 2020                              $1,000                $1,051,230
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Government of Nashville &
                                   Davidson County, TN, Health, Educational &
                                   Housing Facilities Board Rev. (Meharry
                                   Medical College), AMBAC, 5s, 2024                          3,750                 3,834,113
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Government of Nashville &
                                   Davidson County, TN, Health, Educational &
                                   Housing Facilities Board Rev. (Vanderbilt
                                   University), 5s, 2019                                      1,000                 1,048,420
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,933,763
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Dickson, TN, Electric Systems Rev., FSA,
Owned - 9.0%                       5s, 2016                                                  $1,490                $1,629,225
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson, TN, Electric Systems Rev., MBIA,
                                   5s, 2018                                                   1,000                 1,053,990
-----------------------------------------------------------------------------------------------------------------------------
                                   Lawrenceburg, TN, Electric Rev., MBIA,
                                   5.5s, 2009(+++)                                            1,255                 1,460,356
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Government of Nashville &
                                   Davidson County, TN, Electric Rev., MBIA,
                                   0s, 2012                                                   3,305                 2,363,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Government of Nashville &
                                   Davidson County, TN, Electric Rev.,
                                   5.125s, 2021                                               1,500                 1,569,765
-----------------------------------------------------------------------------------------------------------------------------
                                   Mt. Juliet, TN, Public Building Authority
                                   Rev. (Madison), MBIA, 7.7s, 2004(+++)                      1,100                 1,234,079
-----------------------------------------------------------------------------------------------------------------------------
                                   Mt. Juliet, TN, Public Building Authority
                                   Rev. (Madison), MBIA, 7.8s, 2004(+++)                      3,500                 3,927,770
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $13,238,425
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Other - 0.8%           Tennessee Gas, Natural Gas Rev. (Tennergy
                                   Corp.), MBIA, 5s, 2009                                    $1,000                $1,125,420
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  Clarksville, TN, Water, Sewer & Gas Rev.,
15.7%                              5s, 2022                                                    $445                  $458,737
-----------------------------------------------------------------------------------------------------------------------------
                                   Harpeth Valley, TN, Utilities Improvement
                                   Rev., MBIA, 5.05s, 2020                                    1,925                 2,039,153
-----------------------------------------------------------------------------------------------------------------------------
                                   Hendersonville, TN, Utilities Improvement
                                   Rev., FGIC, 5.5s, 2018                                     1,125                 1,238,175
-----------------------------------------------------------------------------------------------------------------------------
                                   Madison, TN, Utility Waterworks Rev.,
                                   MBIA, 5s, 2019                                             2,750                 2,898,307
-----------------------------------------------------------------------------------------------------------------------------
                                   Memphis, TN, Sewage Systems Rev., 5.75s, 2016                625                   703,519
-----------------------------------------------------------------------------------------------------------------------------
                                   Memphis, TN, Sewage Systems Rev., 5.75s, 2018              1,145                 1,275,816
-----------------------------------------------------------------------------------------------------------------------------
                                   Memphis, TN, Sewage Systems Rev., 5.75s, 2020                750                   826,582
-----------------------------------------------------------------------------------------------------------------------------
                                   South Blount County, TN, Utility District
                                   Rev., FGIC, 5s, 2016                                       1,175                 1,275,063
-----------------------------------------------------------------------------------------------------------------------------
                                   West Knox Utility District, TN, Water &
                                   Sewer Rev., MBIA, 0s, 2003(+++)                            1,045                 1,043,150
-----------------------------------------------------------------------------------------------------------------------------
                                   West Knox Utility District, TN, Water &
                                   Sewer Rev., MBIA, 0s, 2004(+++)                            1,920                 1,894,598
-----------------------------------------------------------------------------------------------------------------------------
                                   West Knox Utility District, TN, Water &
                                   Sewer Rev., MBIA, 0s, 2006(+++)                            1,920                 1,822,810
-----------------------------------------------------------------------------------------------------------------------------
                                   West Knox Utility District, TN, Water &
                                   Sewer Rev., MBIA, 0s, 2007(+++)                            1,920                 1,758,701
-----------------------------------------------------------------------------------------------------------------------------
                                   White House Utility District, TN, Water &
                                   Sewer Rev. (Robertson & Sumner Counties
                                   Waterworks), FGIC, 0s, 2014                                3,590                 2,354,789
-----------------------------------------------------------------------------------------------------------------------------
                                   White House Utility District, TN, Water &
                                   Sewer Rev. (Robertson & Sumner Counties
                                   Waterworks), FSA, 6s, 2020                                 1,000                 1,182,110
-----------------------------------------------------------------------------------------------------------------------------
                                   White House Utility District, TN, Water &
                                   Sewer Rev. (Robertson & Sumner Counties
                                   Waterworks), FSA, 5s, 2021                                   800                   830,960
-----------------------------------------------------------------------------------------------------------------------------
                                   White House Utility District, TN, Water &
                                   Sewer Rev. (Robertson & Sumner Counties
                                   Waterworks), FSA, 5s, 2032                                 1,500                 1,518,240
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $23,120,710
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $134,053,703)                                                            $145,004,524
-----------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.0%
-----------------------------------------------------------------------------------------------------------------------------
                                   Sevier County, TN, Public Building
                                   Authority, due 10/01/03, at Identified
                                   Cost                                                      $1,430                $1,430,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $135,483,703)                                                                $146,434,524
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                                               1,078,401
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $147,512,925
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03  MFS(R) VIRGINIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.3%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Metropolitan Washington, DC, Airport Rev.,
Revenue - 6.9%                     5.5s, 2016                                                $2,465                $2,626,926
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Washington, DC, Airport Rev.,
                                   5.75s, 2020                                               11,000                11,701,690
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Washington, DC, Airport Rev.,
                                   FGIC, 5.125s, 2024                                         1,000                 1,013,990
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Washington, DC, Airport Rev.,
                                   FGIC, 5s, 2025                                               705                   707,418
-----------------------------------------------------------------------------------------------------------------------------
                                   Metropolitan Washington, DC, Airport Rev.,
                                   MBIA, 5s, 2018                                             2,000                 2,063,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Norfolk, VA, Airport Authority Rev., FGIC,
                                   5.375s, 2017                                               1,755                 1,908,387
-----------------------------------------------------------------------------------------------------------------------------
                                   Norfolk, VA, Airport Authority Rev., FGIC,
                                   5s, 2022                                                   3,000                 3,079,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Resources Authority, Airport
                                   Rev., 5.125s, 2027                                           720                   726,430
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $23,827,461
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 3.4%                     Bristol, VA, MBIA, 5.3s, 2018                             $1,250                $1,369,788
-----------------------------------------------------------------------------------------------------------------------------
                                   Lebanon, VA, 6.375s, 2006(+++)                             1,625                 1,836,689
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Buildings Authority,
                                   5.25s, 2021                                                3,075                 3,211,991
-----------------------------------------------------------------------------------------------------------------------------
                                   Richmond, VA, FSA, 5.125s, 2024                            5,000                 5,148,050
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $11,566,518
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement
- 12.8%                            Alexandria, VA, 5.5s, 2018                                $2,980                $3,328,302
-----------------------------------------------------------------------------------------------------------------------------
                                   Chesterfield County, VA, 5s, 2020                          2,015                 2,117,765
-----------------------------------------------------------------------------------------------------------------------------
                                   Chesterfield County, VA, 6s, 2020                          1,900                 2,167,957
-----------------------------------------------------------------------------------------------------------------------------
                                   Hampton, VA, Public Improvement, 6s, 2018                  3,280                 3,818,773
-----------------------------------------------------------------------------------------------------------------------------
                                   Hampton, VA, Public Improvement, 6s, 2019                  3,480                 4,029,944
-----------------------------------------------------------------------------------------------------------------------------
                                   Loudoun County, VA, Public Improvement,
                                   5.375s, 2016                                               2,650                 2,932,940
-----------------------------------------------------------------------------------------------------------------------------
                                   Lynchburg, VA, Public Improvement, 5.6s, 2020              1,765                 1,960,739
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 10.781s, 2016+(++)                             1,105                 1,489,651
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 9.773s, 2017+(++)                                615                   761,099
-----------------------------------------------------------------------------------------------------------------------------
                                   Richmond, VA, 0s, 2006                                     3,500                 3,365,005
-----------------------------------------------------------------------------------------------------------------------------
                                   Richmond, VA, 0s, 2007                                     5,280                 4,918,795
-----------------------------------------------------------------------------------------------------------------------------
                                   Richmond, VA, 0s, 2008                                     7,270                 6,521,481
-----------------------------------------------------------------------------------------------------------------------------
                                   Richmond, VA, 0s, 2009                                     5,175                 4,424,418
-----------------------------------------------------------------------------------------------------------------------------
                                   Suffolk, VA, Public Improvement, 5.5s, 2020                1,880                 2,042,733
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $43,879,602
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Culpeper County, VA, School District, FSA,
Schools - 0.3%                     6s, 2019                                                  $1,000                $1,191,550
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -              Albemarle County, VA, Industrial
Hospitals - 15.8%                  Development Authority, Hospital Rev.
                                   (Martha Jefferson Hospital), 5.25s, 2035                  $3,000                $3,013,860
-----------------------------------------------------------------------------------------------------------------------------
                                   Arlington County, VA, Industrial
                                   Development Authority Rev. (Virginia
                                   Hospital Center Arlington Health Systems),
                                   5.25s, 2021                                                2,600                 2,653,014
-----------------------------------------------------------------------------------------------------------------------------
                                   Danville, VA, Industrial Development
                                   Authority, Hospital Rev. (Danville
                                   Regional Medical Center), AMBAC, 5.2s, 2018                2,865                 3,222,122
-----------------------------------------------------------------------------------------------------------------------------
                                   Fredericksburg, VA, Industrial Development
                                   Rev., 5.125s, 2033                                           750                   744,097
-----------------------------------------------------------------------------------------------------------------------------
                                   Fredericksburg, VA, Industrial Development
                                   Rev. (Medicorp Health Systems), AMBAC,
                                   5.25s, 2023                                               11,000                11,520,190
-----------------------------------------------------------------------------------------------------------------------------
                                   Henrico County, VA, Industrial Development
                                   Authority Rev. (Bon Secours Health
                                   Systems, Inc.), MBIA, 6.25s, 2020                          1,500                 1,858,695
-----------------------------------------------------------------------------------------------------------------------------
                                   Henrico County, VA, Economic Development
                                   Authority Rev. (Bon Secours Health
                                   Systems, Inc.), 5.6s, 2030                                 2,000                 2,049,440
-----------------------------------------------------------------------------------------------------------------------------
                                   Loudoun County, VA, Industrial Development
                                   Authority, Hospital Rev. (Loudoun Hospital
                                   Center), 6.1s, 2032                                        1,000                 1,018,990
-----------------------------------------------------------------------------------------------------------------------------
                                   Lynchburg, VA, Industrial Development
                                   Authority Rev., 5.2s, 2018                                 1,000                 1,027,790
-----------------------------------------------------------------------------------------------------------------------------
                                   Medical College of Virginia, Hospital
                                   Authority Rev., MBIA, 5.125s, 2018                         3,000                 3,187,620
-----------------------------------------------------------------------------------------------------------------------------
                                   Peninsula Ports Authority Rev. (Whittaker
                                   Memorial), FHA, 8.7s, 2023                                 2,080                 2,576,059
-----------------------------------------------------------------------------------------------------------------------------
                                   Peninsula Ports, VA, Health Care Rev.
                                   (Riverside Health System), 5s, 2018                        3,580                 3,671,505
-----------------------------------------------------------------------------------------------------------------------------
                                   Roanoke, VA, Industrial Development
                                   Authority, Hospital Rev. (Roanoke
                                   Memorial), MBIA, 6.125s, 2017                              6,000                 7,344,420
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Beach, VA, Development Authority
                                   Rev. (Sentara Health System),
                                   5.25s, 2014                                                1,740                 1,840,642
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Beach, VA, Development Authority
                                   Rev. (Sentara Health System),
                                   4.75s, 2018                                                3,750                 3,813,825
-----------------------------------------------------------------------------------------------------------------------------
                                   Winchester, VA, Industrial Development
                                   Authority Rev., RIBS, AMBAC,
                                   11.933s, 2014(++)                                          4,200                 4,836,594
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $54,378,863
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Henrico County, VA, Economic Development
Care - 0.3%                        Authority, Residential Care Facilities
                                   Rev. (United Methodist Homes), 6.7s, 2027                   $750                  $758,842
-----------------------------------------------------------------------------------------------------------------------------
                                   Martinsville, VA, Industrial Development
                                   Authority Rev. (Beverley Enterprises),
                                   6.75s, 2004                                                  260                   265,086
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,023,928
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Charles City County, VA, Industrial
Environmental Services - 0.9%      Development Authority, Solid Waste
                                   Disposal Facilities Rev., 6.25s, 2027                     $1,500                $1,610,760
-----------------------------------------------------------------------------------------------------------------------------
                                   Henrico County, VA, Industrial Development
                                   Authority Rev. (Browning Ferris Co.),
                                   5.45s, 2014                                                1,750                 1,589,998
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,200,758
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Loudoun County, VA, Industrial Development
Other - 0.9%                       Authority Rev. (Dulles Airport Marriott
                                   Hotel), 7.125s, 2015                                      $2,000                $2,007,180
-----------------------------------------------------------------------------------------------------------------------------
                                   Peninsula Ports Authority Virginia Coal
                                   (Dominion Terminal Associates), 6s, 2033                   1,000                 1,013,050
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,020,230
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Bedford County, VA, Industrial Development
Paper - 3.1%                       Authority Rev. (Georgia Pacific Corp.),
                                   5.6s, 2025                                                $1,000                  $803,670
-----------------------------------------------------------------------------------------------------------------------------
                                   Hopewell, VA, Industrial Development
                                   Authority, Resources Recovery Rev. (Stone
                                   Container Corp. Project), 8.25s, 2016                      1,250                 1,274,113
-----------------------------------------------------------------------------------------------------------------------------
                                   Isle Wight County, VA, Industrial
                                   Development Rev. (Union Camp), 6.55s, 2024                 4,000                 4,111,120
-----------------------------------------------------------------------------------------------------------------------------
                                   Isle Wight County, VA, Industrial
                                   Development Rev. (Union Camp), 6.1s, 2027                  2,750                 2,835,965
-----------------------------------------------------------------------------------------------------------------------------
                                   West Point, VA, Industrial Development
                                   Authority, Solid Waste Disposal Rev.
                                   (Chesapeake Corp.), 6.375s, 2019                           1,900                 1,603,562
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,628,430
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            Rockbridge County, VA, Industrial
Other - 0.1%                       Development Authority Rev. (Virginia Horse
                                   Center), 6.85s, 2021                                        $500                  $506,805
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Alexandria, VA, Redevelopment & Housing
Revenue - 5.4%                     Finance Authority Rev., 9s, 2018                          $3,805                $3,804,201
-----------------------------------------------------------------------------------------------------------------------------
                                   Arlington County, VA, Industrial
                                   Development Authority Rev. (Colonial
                                   Village), FNMA, 5.15s, 2031                                3,000                 3,090,270
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Housing Development Authority
                                   Rev., 6.5s, 2013                                           2,300                 2,374,014
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Housing Development Authority
                                   Rev., 5.95s, 2016                                          1,905                 2,027,110
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Housing Development Authority
                                   Rev., 5.15s, 2017                                          3,000                 3,087,420
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Housing Development Authority
                                   Rev., 5.625s, 2020                                         2,000                 2,088,600
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Housing Development Authority
                                   Rev., 4.85s, 2033                                          2,000                 2,019,760
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $18,491,375
-----------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%                     Norfolk, VA, Parking System Rev., MBIA,
                                   5s, 2020                                                  $1,630                $1,720,204
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Virginia Housing Development Authority
State - 2.3%                       Rev., INFLOs, 10.47s, 2019(++)                            $7,500                $7,797,375
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Blue Ridge, VA, Regional Jail Authority,
Appropriation - 21.1%              MBIA, 5.2s, 2021                                          $1,830                $1,939,159
-----------------------------------------------------------------------------------------------------------------------------
                                   Caroline County, VA, Industrial
                                   Development Authority, Lease Rev., 5.125s, 2034            1,000                 1,020,580
-----------------------------------------------------------------------------------------------------------------------------
                                   Chesapeake, VA, Industrial Development
                                   Authority (Chesapeake Court House), MBIA,
                                   6.25s, 2011                                                3,985                 4,583,388
-----------------------------------------------------------------------------------------------------------------------------
                                   Chesapeake, VA, Industrial Development
                                   Authority (Chesapeake Court House), MBIA,
                                   5.25s, 2017                                                2,000                 2,175,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Chesterfield County, VA, Industrial
                                   Development Authority (Public Facilities),
                                   7.5s, 2008                                                 1,720                 1,740,915
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairfax County, VA, 6.1s, 2017                             3,090                 3,689,862
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairfax County, VA, Economic Development
                                   (Laurel Hill Public Facilities),
                                   5s, 2023                                                   1,690                 1,742,103
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairfax County, VA, Economic Development
                                   Authority, Parking Rev. (Vienna II
                                   Metrorail), 6s, 2016                                       1,650                 1,934,971
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairfax County, VA, Economic Development
                                   Authority, Parking Rev. (Vienna II
                                   Metrorail), 6s, 2017                                       1,750                 2,047,045
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairfax County, VA, Redevelopment &
                                   Housing Authority, 5.5s, 2017                              2,225                 2,319,362
-----------------------------------------------------------------------------------------------------------------------------
                                   Henrico County, VA, Industrial Development
                                   Authority Rev., 6.5s, 2005(+++)                            5,000                 5,594,950
-----------------------------------------------------------------------------------------------------------------------------
                                   King William County, VA, Industrial
                                   Development Authority, Lease Rev.
                                   (Virginia Courthouse), AMBAC, 5s, 2023                       890                   919,753
-----------------------------------------------------------------------------------------------------------------------------
                                   Middlesex County, VA, Industrial
                                   Development Authority, AMBAC, 5.125s, 2027                 1,000                 1,034,430
-----------------------------------------------------------------------------------------------------------------------------
                                   Middlesex County, VA, Industrial
                                   Development Authority, AMBAC, 5.25s, 2032                  2,000                 2,095,280
-----------------------------------------------------------------------------------------------------------------------------
                                   Montgomery County, VA, Industrial
                                   Development, AMBAC, 6s, 2017                               2,120                 2,468,867
-----------------------------------------------------------------------------------------------------------------------------
                                   New River Valley, VA, Regional Jail
                                   Authority, MBIA, 5.125s, 2019                              6,405                 6,822,030
-----------------------------------------------------------------------------------------------------------------------------
                                   Orange County, VA, Industrial Development
                                   Authority (Orange County Projects), AMBAC,
                                   5s, 2034                                                   1,000                 1,009,950
-----------------------------------------------------------------------------------------------------------------------------
                                   Pamunkey, VA, Regional Jail Authority,
                                   MBIA, 5.75s, 2006(+++)                                     2,230                 2,540,996
-----------------------------------------------------------------------------------------------------------------------------
                                   Pamunkey, VA, Regional Jail Authority,
                                   MBIA, 5.75s, 2018                                            270                   300,928
-----------------------------------------------------------------------------------------------------------------------------
                                   Powhatan County, VA, Industrial
                                   Development Authority (Virginia Capital
                                   Projects), AMBAC, 5.25s, 2033                              1,000                 1,047,480
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince William County, VA, Lease
                                   Partnerships, 5s, 2021                                     1,500                 1,563,375
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.458s, 2013+(++)                                   2,000                 2,615,760
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.458s, 2016+(++)                                     500                   655,830
-----------------------------------------------------------------------------------------------------------------------------
                                   Richmond, VA, Industrial Development
                                   Authority Government (Atmore Corp.),
                                   AMBAC, 5s, 2018                                            1,845                 2,042,636
-----------------------------------------------------------------------------------------------------------------------------
                                   Richmond, VA, Public Facilities
                                   (Megahertz), AMBAC, 5s, 2022                               1,600                 1,653,392
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Biotechnology Research Park
                                   (Biotech One), 5.25s, 2018                                 8,800                 9,469,416
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Biotechnology Research Park,
                                   Lease Rev. (Consolidated Laboratories),
                                   5s, 2021                                                   1,500                 1,563,765
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Public Building Authority, MBIA,
                                   0s, 2007                                                   3,750                 3,444,825
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Resources Authority Rev., 5s, 2017                1,360                 1,454,044
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Resources Authority Rev., FSA,
                                   5.5s, 2019                                                 1,070                 1,183,292
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $72,673,764
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.4%                 Greater Richmond Convertible Center
                                   Authority, Hotel Tax Rev. (Convention
                                   Center Expansion), 6.125s, 2020                           $3,500                $3,916,115
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority
                                   Rev., 5.625s, 2025                                         1,000                 1,014,620
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,930,735
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                     Childrens Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                                $485                  $433,406
-----------------------------------------------------------------------------------------------------------------------------
                                   Tobacco Settlement Financing Corp., 5s, 2021                 645                   542,561
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $975,967
-----------------------------------------------------------------------------------------------------------------------------
Toll Roads - 2.0%                  Chesapeake Bay, VA, Bridge & Tunnel
                                   Authority, FGIC, 0s, 2005                                 $4,535                $4,412,963
-----------------------------------------------------------------------------------------------------------------------------
                                   Pocahontas Parkway Assn., VA, Toll Road
                                   Rev., 0s, 2012                                             1,500                   707,880
-----------------------------------------------------------------------------------------------------------------------------
                                   Pocahontas Parkway Assn., VA, Toll Road
                                   Rev., 0s, 2013                                             1,500                   650,445
-----------------------------------------------------------------------------------------------------------------------------
                                   Pocahontas Parkway Assn., VA, Toll Road
                                   Rev., 0s, 2014                                             1,500                   597,645
-----------------------------------------------------------------------------------------------------------------------------
                                   Pocahontas Parkway Assn., VA, Toll Road
                                   Rev., 0s, 2015                                             1,500                   549,135
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,918,068
-----------------------------------------------------------------------------------------------------------------------------
Transportation - Special           Virginia Commonwealth Board Program (Oak
Tax - 1.7%                         Grove Connector), 5.25s, 2022                             $1,500                $1,562,610
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Transportation Board (US Route
                                   58), 5.125s, 2021                                          4,000                 4,135,520
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,698,130
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.3%     Danville, VA, Industrial Development
                                   Authority, Educational Facilities Rev.
                                   (Averett University), 6s, 2022                              $500                  $506,655
-----------------------------------------------------------------------------------------------------------------------------
                                   Loudoun County, VA, Industrial Development
                                   Authority Rev. (George Washington
                                   University), 6.25s, 2012                                   2,710                 2,746,938
-----------------------------------------------------------------------------------------------------------------------------
                                   University of Virginia, University Rev.,
                                   5s, 2022                                                   1,000                 1,047,110
-----------------------------------------------------------------------------------------------------------------------------
                                   University of Virginia, University Rev.,
                                   5s, 2023                                                   1,500                 1,551,510
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia College Building Authority (21st
                                   Century College Program), 6s, 2018                         2,000                 2,289,780
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia College Building Authority,
                                   Educational Facilities Rev. (Hampden
                                   Syndey College), 5s, 2016                                  1,730                 1,843,194
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia College Building Authority,
                                   Educational Facilities Rev. (Hampton
                                   University), 5s, 2018                                      1,655                 1,739,835
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia College Building Authority,
                                   Educational Facilities Rev. (Hampton
                                   University), 6s, 2020                                      1,000                 1,133,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Public School Authority, 6.5s, 2004(++)           1,875                 1,998,600
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $14,857,002
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.8%    Mecklenburg County, VA, Industrial
                                   Development Authority Rev. (UAE
                                   Mecklenburg, LP), 6.5s, 2017                                $700                  $704,886
-----------------------------------------------------------------------------------------------------------------------------
                                   Pittsylvania County, VA, Industrial
                                   Development Authority Rev. (Multi-trade of
                                   Pittsylvania), 7.5s, 2014                                  2,000                 1,980,600
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,685,486
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Investor               Chesapeake, VA, Industrial Development
Owned - 1.2%                       Authority, 5.25s, 2008                                      $750                  $797,235
-----------------------------------------------------------------------------------------------------------------------------
                                   Halifax County, VA, Industrial Development
                                   Authority (Old Dominion Electric
                                   Cooperative), AMBAC, 5.625s, 2028                          3,000                 3,157,140
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,954,375
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Guam Power Authority Rev., RITES, AMBAC,
Owned - 4.7%                       9.198s, 2015+(++)                                         $1,010                $1,230,907
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority, 6s, 2015             3,000                 3,320,460
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority,
                                   RITES, FSA, 10.228s, 2017+(++)                             2,500                 3,452,750
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority,
                                   RITES, FSA, 9.978s, 2019+(++)                              1,270                 1,603,629
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority,
                                   RITES, FSA, 9.328s, 2020+(++)                              1,250                 1,451,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Richmond, VA, Public Utility Rev., FSA,
                                   5s, 2033                                                   5,000                 5,057,650
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $16,117,096
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  Fairfax County, VA, Water Authority Rev.,
8.0%                               5s, 2027                                                  $4,000                $4,067,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairfax County, VA Water Authority Rev.,
                                   5s, 2032                                                   2,000                 2,026,520
-----------------------------------------------------------------------------------------------------------------------------
                                   Hanover County, VA, Water & Sewer Systems
                                   Rev., MBIA, 5.25s, 2026                                    2,000                 2,056,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Henry County, VA, Public Service Water &
                                   Sewer Rev., FSA, 5.5s, 2019                                1,000                 1,174,320
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince William County, VA, Water & Sewer
                                   Systems Rev., FGIC, 5.5s, 2019                             2,000                 2,202,720
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Aqueduct & Sewer Authority
                                   Rev., 9s, 2005(+++)                                        2,935                 3,273,552
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Aqueduct & Sewer Authority
                                   Rev., 10.25s, 2009(+++)                                      295                   370,305
-----------------------------------------------------------------------------------------------------------------------------
                                   Spotsylvania County, VA, Water & Sewer
                                   Rev., FSA, 5s, 2022                                        1,450                 1,497,488
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgina Beach, VA, Water Rev., 6s, 2020                    1,000                 1,150,340
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Resources Authority, Sewer
                                   Systems Rev., 5.75s, 2021                                  1,335                 1,464,201
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Resources Authority Rev., 6s, 2017                2,750                 3,218,187
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Resources Authority Rev., 5.4s, 2018              1,135                 1,250,066
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Resources Authority Rev., MBIA,
                                   5.5s, 2019                                                 1,600                 1,773,104
-----------------------------------------------------------------------------------------------------------------------------
                                   Virginia Resources Authority Rev., MBIA,
                                   5.5s, 2020                                                 1,690                 1,866,994
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $27,391,357
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Electric - 0.1%        Bristol, VA, Utility Systems Rev., FSA,
                                   5.75s, 2016                                                 $240                  $286,488
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $311,868,242)                                                            $337,721,567
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.3%
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, due 10/01/03                             $800                  $800,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev.,
                                   due 10/01/03                                                 650                   650,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facility
                                   Authority, Pooled Hospital Loan Program,
                                   due 10/01/03                                               2,900                 2,900,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Sevier County, TN, Public Building
                                   Authority, due 10/01/03                                       50                    50,000
-----------------------------------------------------------------------------------------------------------------------------
                                   West Baton Rouge Parish, LA, Variable Dow
                                   Chemical Co., due 10/01/03                                   100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                               $4,500,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $316,368,242)                                                                $342,221,567
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.4%                                                                               1,496,659
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $343,718,226
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03  MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%        West Virginia Economic Development
                                   Authority, Public Service Commission
                                   Facilities Series A, 5.2s, 2033                           $1,000                  $976,550
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General      Charleston, WV, Public Improvements,
Purpose - 14.4%                    7.2s, 2009                                                $1,140                $1,418,593
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Buildings Authority,
                                   5.25s, 2021                                                3,115                 3,253,773
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia State, Highway Improvements,
                                   FGIC, 5.625s, 2019                                         2,000                 2,229,720
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia State, Public Improvements,
                                   FGIC, 5s, 2021                                             4,000                 4,207,760
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia State, Sewer Improvements,
                                   FGIC, 5.25s, 2026                                          8,000                 8,313,520
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia State, Water Utility
                                   Improvements, FGIC, 5.5s, 2017                             2,565                 2,829,734
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $22,253,100
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement  Brooke County, WV, Board of Education,
- 5.1%                             FGIC, 5s, 2016                                            $1,390                $1,485,813
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, Public
                                   Improvement, FGIC, 5.5s, 2016                              1,000                 1,169,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, Public
                                   Improvement, RITES, MBIA,
                                   10.228s, 2019+(++)                                         3,000                 4,093,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 9.773s, 2017+(++)                                900                 1,113,804
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $7,862,157
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Jefferson County, WV, Board of Education,
Schools - 1.7%                     FGIC, 6.85s, 2009(+++)                                    $1,680                $2,075,808
-----------------------------------------------------------------------------------------------------------------------------
                                   Monongalia County, WV, Board of Education,
                                   MBIA, 7s, 2005(+++)                                          500                   544,390
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,620,198
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals -  Berkeley County, WV, Hospital Rev. (City
9.3%                               Hospital, Inc.), 6.5s, 2022                                 $840                  $804,468
-----------------------------------------------------------------------------------------------------------------------------
                                   Kanawha County, WV, Building Commission
                                   Rev. (St. Francis Hospital),
                                   7.5s, 2007(+++)                                              135                   151,019
-----------------------------------------------------------------------------------------------------------------------------
                                   Ohio County, WV, County Commission Health
                                   System Rev. (Ohio Valley Medical Center),
                                   5.75s, 2013                                                  750                   652,553
-----------------------------------------------------------------------------------------------------------------------------
                                   Randolph County, WV, Community Health
                                   Systems Rev. (Davis Health Systems, Inc.),
                                   FSA, 5.2s, 2021                                            1,000                 1,055,760
-----------------------------------------------------------------------------------------------------------------------------
                                   Weirton, WV, Municipal Hospital Building
                                   Commission Rev. (Weirton Hospital Medical
                                   Center), 6.375s, 2031                                        600                   575,340
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Hospital Finance Authority,
                                   Hospital Rev. (Cabell Huntington
                                   Hospital), AMBAC, 6.25s, 2019                              5,000                 5,156,050
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Hospital Finance Authority,
                                   Hospital Rev. (Charleston Area Medical
                                   Center), 6.5s, 2023(+++)                                   2,000                 2,474,800
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Hospital Finance Authority,
                                   Hospital Rev. (Fairmont General Hospital),
                                   6.625s, 2019                                                 500                   486,340
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Hospital Finance Authority,
                                   Hospital Rev. (General Division Medical
                                   Office Building), 7.25s, 2014                              1,890                 1,934,925
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Hospital Finance Authority,
                                   Hospital Rev. (West Virginia University
                                   Hospital), AMBAC, 5s, 2018                                 1,000                 1,049,200
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $14,340,455
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Harrison County, WV, Building Commission
Care - 2.1%                        Rev. (Maplewood Retirement), AMBAC, 5.25s, 2021           $2,625                $2,748,086
-----------------------------------------------------------------------------------------------------------------------------
                                   Monongalia County, WV, Health Facilities
                                   Rev. (Beverly Enterprises, Inc.),
                                   5.875s, 2007                                                 500                   492,190
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,240,276
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Braxton County, WV, Solid Waste Disposal
Paper - 1.3%                       Rev. (Weyerhaeuser Co.), 6.5s, 2025                       $2,000                $2,099,080
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Kanawha County, WV, Commercial Development
Retail - 0.7%                      Rev. (Kroger Co.), 8s, 2011                               $1,000                $1,020,720
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Huntington, WV, Housing Corp. Rev., FNMA,
Revenue - 0.7%                     7.5s, 2024                                                   800                   806,128
-----------------------------------------------------------------------------------------------------------------------------
                                   Webster County, WV, Housing Development
                                   Rev. (Circlebrook), FHA, 6.35s, 2008                         270                   277,096
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,083,224
-----------------------------------------------------------------------------------------------------------------------------
Parking - 0.9%                     West Virginia Economic Development
                                   Authority, Auto Lease Rev. (Capitol
                                   Parking Garage), AMBAC, 5.8s, 2020                        $1,260                $1,423,939
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Charlestown, WV, Residential Mortgage
Local - 0.2%                       Rev., 6.2s, 2011                                            $380                  $385,578
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Puerto Rico Housing Finance Authority,
State - 3.5%                       4.75s, 2023                                               $2,000                $1,999,880
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia State, Housing Development
                                   Fund Rev., 5.25s, 2018                                     1,000                 1,023,390
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia State, Housing Development
                                   Fund Rev., 5.3s, 2023                                      1,000                 1,020,810
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia State, Housing Development
                                   Fund Rev., 0s, 2037                                        9,000                 1,440,270
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,484,350
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Huntington, WV, Municipal Development
Appropriation - 21.2%              Authority, Rev., MBIA, 5.1s, 2018                         $1,740                $1,859,033
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Buildings Authority,
                                   Rev., 5.25s, 2019                                          2,000                 2,191,400
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Buildings Authority,
                                   Rev. (State Office Building), XLCA,
                                   5.25s, 2025                                                2,000                 2,212,900
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Building Commission, "A",
                                   RITES, AMBAC, 9.379s, 2018+(++)                            4,520                 5,806,482
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Building Commission, "B",
                                   RITES, AMBAC, 9.379s, 2018+(++)                            1,250                 1,605,775
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Building Commission, Lease
                                   Rev., MBIA, 0s, 2007(+++)                                  3,150                 2,921,625
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Building Commission, Lease
                                   Rev., MBIA, 0s, 2008(+++)                                  3,050                 2,713,402
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Building Commission, Lease
                                   Rev., MBIA, 0s, 2009(+++)                                  1,000                   850,930
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Building Commission, Lease
                                   Rev. (West Virginia Regional Jail), AMBAC,
                                   5.375s, 2018                                               1,000                 1,142,310
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Economic Development
                                   Authority, MBIA, 5.5s, 2013                                1,000                 1,143,130
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Economic Development
                                   Authority (Correctional Juvenile &
                                   Public), 5s, 2020                                          1,000                 1,036,900
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Economic Development
                                   Authority (Correctional Juvenile &
                                   Public), MBIA, 5s, 2026                                    2,100                 2,122,932
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Economic Development
                                   Authority, Department of Enviromental
                                   Protection, 5.5s, 2022                                     2,000                 2,155,900
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Parkways, Economic
                                   Development & Tourism Authority Rev.,
                                   FGIC, 0s, 2006(+++)                                        2,500                 2,397,575
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia School Building Authority,
                                   Misc. Tax Rev., FSA, 5.25s, 2021                           2,550                 2,689,919
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $32,850,213
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.3%                 Territory of Virgin Islands, Public
                                   Finance Authority, Rev., 5.625s, 2025                       $500                  $507,310
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%                     Children's Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                                $725                  $647,875
-----------------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.0%                  West Virginia Parkways, Economic
                                   Development & Tourism Authority, Rev.,
                                   FGIC, 5.25s, 2019                                         $1,335                $1,500,807
-----------------------------------------------------------------------------------------------------------------------------
Transportation - Special           West Virginia Parkways, Economic
Tax - 4.7%                         Development & Tourism Authority, Rev.,
                                   FGIC, 0s, 2005(+++)                                       $2,250                $2,203,538
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Parkways, Economic
                                   Development & Tourism Authority, Rev.,
                                   FGIC, 0s, 2007(+++)                                        2,000                 1,855,000
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Parkways, Economic
                                   Development & Tourism Authority, Rev.,
                                   FGIC, 0s, 2008(+++)                                          610                   542,680
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Parkways, Economic
                                   Development & Tourism Authority, Rev.,
                                   FGIC, 5.25s, 2014                                          1,020                 1,152,620
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Parkways, Economic
                                   Development & Tourism Authority, Rev.,
                                   FGIC, 5.25s, 2018                                          1,405                 1,584,475
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $7,338,313
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 12.6%    Commonwealth of Puerto Rico, Industrial
                                   Tourist Education (University Plaza),
                                   MBIA, 5s, 2021                                            $1,270                $1,324,432
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairmont State College, West Virginia,
                                   College Rev., FGIC, 5.25s, 2022                            5,130                 5,413,791
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairmont State College, West Virginia,
                                   College Rev., FGIC, 5.375s, 2027                           1,500                 1,576,770
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairmont State College, West Virginia,
                                   College Rev., FGIC, 5s, 2032                                 750                   754,155
-----------------------------------------------------------------------------------------------------------------------------
                                   State of West Virginia, College Rev.,
                                   5.125s, 2022                                               1,500                 1,553,550
-----------------------------------------------------------------------------------------------------------------------------
                                   State of West Virginia, Department of
                                   Higher Education (Marshall University),
                                   FGIC, 5.25s, 2019                                          1,680                 1,794,694
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Higher Education Policy
                                   Commission, Refunding State Collateral
                                   Facilities, "A", MBIA, 5s, 2010                            1,345                 1,506,037
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia University, University
                                   Systems Rev. (Marshall University), FGIC,
                                   6s, 2020                                                   2,705                 3,102,825
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia University, University
                                   Systems Rev. (West Virginia University),
                                   MBIA, 5.5s, 2013                                             425                   487,445
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia University, University
                                   Systems Rev. (West Virginia University),
                                   MBIA, 5.5s, 2020                                           1,700                 1,950,189
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $19,463,888
-----------------------------------------------------------------------------------------------------------------------------
Universities -                     West Liberty State College, Capital
Dormatories - 1.7%                 Improvement, 6s, 2028                                       $500                  $514,475
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virgina University, Dormitory Rev.,
                                   AMBAC, 5s, 2022                                            2,000                 2,060,800
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,575,275
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Investor               Marshall County, WV, Pollution Control
Owned - 4.6%                       Rev. (Ohio Power Co.), MBIA,
                                   6.85s, 2022                                               $3,150                $3,190,603
-----------------------------------------------------------------------------------------------------------------------------
                                   Mason County, WV, Pollution Control Rev.
                                   (Appalachian Power Co.), 5.5s, 2022                          750                   755,850
-----------------------------------------------------------------------------------------------------------------------------
                                   Putnam County, WV, Pollution Control Rev.
                                   (Appalachian Power Co.), MBIA, 6.6s, 2019                  3,200                 3,240,576
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $7,187,029
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  Clarksburg, WV, Water Rev., FGIC,
10.0%                              5.25s, 2019                                               $2,725                $2,957,524
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairmont, WV, Waterworks Rev., AMBAC,
                                   5.25s, 2022                                                  200                   219,396
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Water Development Authority,
                                   Infrastructure Rev., FSA, 5.5s, 2018                         390                   431,668
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Water Development Authority,
                                   Infrastructure Rev., FSA, 5.5s, 2019                         895                   986,567
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Water Development Authority,
                                   Rev., 7.1s, 2009(+++)                                        150                   172,748
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Water Development Authority,
                                   Rev., 5.25s, 2023                                            795                   843,400
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Water Development Authority,
                                   Rev., 5s, 2026                                             2,100                 2,125,851
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Water Development Authority,
                                   Rev., AMBAC, 6.25s, 2020                                   1,000                 1,140,740
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Water Development Authority,
                                   Rev., FSA, 5s, 2018                                        1,270                 1,270,927
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Water Development Authority,
                                   Rev., FSA, 6.2s, 2024                                      3,000                 3,219,000
-----------------------------------------------------------------------------------------------------------------------------
                                   West Virginia Water Development Authority,
                                   Rev., FSA, 5.25s, 2035                                     2,000                 2,052,740
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $15,420,561
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $138,706,850)                                                            $150,280,898
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.7%
-----------------------------------------------------------------------------------------------------------------------------
                                   Allegheny County, PA, Hospital Development
                                   Authority Rev. Aces Presbyterian Hospital,
                                   due 10/02/03                                                $100                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   East Baton Rouge Parish, LA, Pollution
                                   Control Rev. (Exxon Mobile Corp.),
                                   due 10/01/03                                                 200                   200,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson County, MS, Pollution Control Rev.
                                   (Chevron USA, Inc.), due 10/01/03                            300                   300,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Lincoln County, WY, Pollution Control Rev.
                                   (Exxon Mobile Corp.), due 10/01/03                           100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   MSR Public Power Agency, CA, Electrical,
                                   Power & Light Rev., due 10/02/03                             500                   500,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City Municipal Water Finance
                                   Authority, Water & Sewer System Rev., due
                                   10/01/03                                                     100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, due 10/01/03                              100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facility
                                   Authority, Pooled Hospital Loan Program,
                                   due 10/01/03                                                 400                   400,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Sevier County, TN, Public Building
                                   Authority, due 10/02/03                                      800                   800,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                               $2,600,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $141,306,850)                                                                $152,880,898
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                                               1,986,457
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $154,867,355
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio Footnotes:
    * Non-income producing security - in default. (++)Inverse floating rate security.
(+++) Refunded bond.
    + Restricted security.
    # SEC Rule 144A restriction.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of Investments and are defined as such:

Insurers:                                                      Inverse Floaters:
AMBAC       --  AMBAC Indemnity Corp.                          INFLOS  --  Inverse Floating Security
ASST GTY    --  Asset Guaranty Insurance Co.                   RIBS    --  Residual Interest Bonds
CONNIE LEE  --  Connie Lee Insurance Co.                       RITES   --  Residual Interest Tax-Exempt Security
FGIC        --  Financial Guaranty Insurance Co.               ROLS    --  Residual Options Longs
FHA         --  Federal Housing Administration
FNMA        --  Federal National Mortgage Assn.
FSA         --  Financial Security Assurance, Inc.
GNMA        --  Government National Mortgage Assn.
MBIA        --  Municipal Bond Investors Corp.
XLCA        --  XL Capital Insurance Co.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
----------------------------------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

                                        MISSISSIPPI                NEW YORK          NORTH CAROLINA            PENNSYLVANIA
At 9/30/03                                     FUND                    FUND                    FUND                    FUND

ASSETS

Investments -

  Identified cost                       $95,581,973            $176,230,840            $363,885,004            $115,220,533
----------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation                 6,498,799              17,279,620              33,067,539               6,784,311
----------------------------------------------------------------------------------------------------------------------------
Total, at value                        $102,080,772            $193,510,460            $396,952,543            $122,004,844
----------------------------------------------------------------------------------------------------------------------------
Cash                                         76,986                  10,491                  23,231                  48,564
----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold             353,065               3,332,108               1,465,462                 130,000
----------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold              91,617                 288,460                 392,238                 289,371
----------------------------------------------------------------------------------------------------------------------------
Interest receivable                       1,550,637               2,947,503               5,817,226               1,744,482
----------------------------------------------------------------------------------------------------------------------------
Receivable from investment
adviser                                          --                      --                      --                  83,415
----------------------------------------------------------------------------------------------------------------------------
Other assets                                    504                     968                   2,824                     264
----------------------------------------------------------------------------------------------------------------------------
Total assets                           $104,153,581            $200,089,990            $404,653,524            $124,300,940
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                      $386,998                $686,576              $1,389,926                $372,587
----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased         1,056,640               2,218,847                      --                 294,027
----------------------------------------------------------------------------------------------------------------------------
Interest payable on swaps                     2,716                  13,807                   7,064                   6,682
----------------------------------------------------------------------------------------------------------------------------
Payable for fund shares
reacquired                                  230,000                 495,360                 591,053                  54,772
----------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on
interest rate swaps                          27,170                  52,141                  83,268                  25,333
----------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on rate
lock swaps                                   80,604                 239,659               1,047,685                 113,569
----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                971                   1,862                   3,806                   1,166
----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee               305                     585                   1,197                     308
----------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                9,502                   2,573                   5,414                  48,706
----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other
liabilities                                  54,707                  76,655                 110,528                  58,510
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                        $1,849,613              $3,788,065              $3,239,941                $975,660
----------------------------------------------------------------------------------------------------------------------------
Net assets                             $102,303,968            $196,301,925            $401,413,583            $123,325,280
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                         $98,227,297            $180,370,004            $370,044,708            $119,298,388
----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on
investments                               6,391,024              16,987,820              31,936,586               6,645,409
----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net
realized gain (loss) on
investments                              (2,146,779)               (430,040)                627,685              (2,194,647)
----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income            (167,574)               (625,859)             (1,195,396)               (423,870)
----------------------------------------------------------------------------------------------------------------------------
Total                                  $102,303,968            $196,301,925            $401,413,583            $123,325,280
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                        MISSISSIPPI                NEW YORK          NORTH CAROLINA            PENNSYLVANIA
                                               FUND                    FUND                    FUND                    FUND
Shares of beneficial interest outstanding

Class A                                   8,822,982              11,747,298              25,247,730               7,194,310
----------------------------------------------------------------------------------------------------------------------------
Class B                                   1,359,614               3,775,712               4,578,168               4,833,462
----------------------------------------------------------------------------------------------------------------------------
Class C                                          --               1,570,260               2,863,594                      --
----------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial
interest outstanding                     10,182,596              17,093,270              32,689,492              12,027,772
----------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                 $88,630,581            $135,014,600            $310,111,390             $73,692,184
----------------------------------------------------------------------------------------------------------------------------
Class B                                  13,673,387              43,266,632              56,166,298              49,633,096
----------------------------------------------------------------------------------------------------------------------------
Class C                                          --              18,020,693              35,135,895                      --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                       $102,303,968            $196,301,925            $401,413,583            $123,325,280
----------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial
interest outstanding)                        $10.05                  $11.49                  $12.28                  $10.24
----------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/95.25 of net asset value per
share)                                       $10.55                  $12.06                  $12.89                  $10.75
----------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                        $10.06                  $11.46                  $12.27                  $10.27
----------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                           $--                  $11.48                  $12.27                     $--
----------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

                                     SOUTH CAROLINA               TENNESSEE                VIRGINIA           WEST VIRGINIA
At 9/30/03                                     FUND                    FUND                    FUND                    FUND

ASSETS

Investments -

  Identified cost                      $156,548,092            $135,483,703            $316,368,242            $141,306,850
----------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation                14,800,717              10,950,821              25,853,325              11,574,048
----------------------------------------------------------------------------------------------------------------------------
Total, at value                        $171,348,809            $146,434,524            $342,221,567            $152,880,898
----------------------------------------------------------------------------------------------------------------------------
Cash                                         77,720                  44,219                  95,153                  19,792
----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold             428,726                      --                 230,000                 150,000
----------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                  --                  70,429                 146,800                 162,322
----------------------------------------------------------------------------------------------------------------------------
Interest receivable                       2,409,044               1,986,208               5,171,593               2,503,178
----------------------------------------------------------------------------------------------------------------------------
Other assets                                  1,168                     836                   2,694                     960
----------------------------------------------------------------------------------------------------------------------------
Total assets                           $174,265,467            $148,536,216            $347,867,807            $155,717,150
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                      $628,156                $492,982              $1,275,074                $534,220
----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                --                      --               1,943,908                      --
----------------------------------------------------------------------------------------------------------------------------
Interest payable on swaps                     5,438                   3,092                  17,488                  12,633
----------------------------------------------------------------------------------------------------------------------------
Payable for fund shares
reacquired                                  116,622                 369,614                 513,771                 119,760
----------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on
interest rate swaps                          51,567                  12,319                  66,966                  47,645
----------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on rate
lock swaps                                  267,337                  78,871                 214,301                  61,492
----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                              1,638                   1,400                   3,258                   1,465
----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee               515                     440                   1,024                     460
----------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                2,325                   1,857                   3,931                   1,780
----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other
liabilities                                  72,814                  62,716                 109,860                  70,340
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                        $1,146,412              $1,023,291              $4,149,581                $849,795
----------------------------------------------------------------------------------------------------------------------------
Net assets                             $173,119,055            $147,512,925            $343,718,226            $154,867,355
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                        $160,593,911            $137,209,751            $323,116,751            $146,270,484
----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on
investments                              14,481,812              10,859,631              25,572,058              11,464,911
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on
investments                              (1,904,756)               (124,030)             (4,047,889)             (2,360,914)
----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income             (51,912)               (432,427)               (922,694)               (507,126)
----------------------------------------------------------------------------------------------------------------------------
Total                                  $173,119,055            $147,512,925            $343,718,226            $154,867,355
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
                                     SOUTH CAROLINA               TENNESSEE                VIRGINIA           WEST VIRGINIA
                                               FUND                    FUND                    FUND                    FUND
Shares of beneficial interest outstanding

Class A                                  10,659,787              11,109,261              26,162,001              11,613,772
----------------------------------------------------------------------------------------------------------------------------
Class B                                   3,101,077               2,363,250               2,132,674               1,518,959
----------------------------------------------------------------------------------------------------------------------------
Class C                                          --                      --               1,144,878                      --
----------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial
interest outstanding                     13,760,864              13,472,511              29,439,553              13,132,731
----------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                $134,125,845            $121,651,475            $305,470,801            $136,962,811
----------------------------------------------------------------------------------------------------------------------------
Class B                                  38,993,210              25,861,450              24,882,652              17,904,544
----------------------------------------------------------------------------------------------------------------------------
Class C                                          --                      --              13,364,773                      --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                       $173,119,055            $147,512,925            $343,718,226            $154,867,355
----------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial
interest outstanding)                        $12.58                  $10.95                  $11.68                  $11.79
----------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/95.25 of net asset value per
share)                                       $13.21                  $11.50                  $12.26                  $12.38
----------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                        $12.57                  $10.94                  $11.67                  $11.79
----------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                           $--                     $--                  $11.67                     $--
----------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
----------------------------------------------------------------------------------------------------------------------------

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.
                                         MISSISSIPPI                 NEW YORK           NORTH CAROLINA           PENNSYLVANIA
                                                FUND                     FUND                     FUND                   FUND

For six months ended 9/30/03

NET INVESTMENT INCOME

Interest income                           $2,647,353               $5,093,759              $10,644,466             $2,832,244
----------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                              $282,468                 $536,554                1,118,681               $332,641
----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                         2,084                    3,293                    6,117                  3,121
----------------------------------------------------------------------------------------------------------------------------
Shareholder servicing agent fee               56,278                  106,914                  222,845                 67,167
----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)            --                  168,861                  548,174                 35,790
----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)        60,284                  211,971                  289,689                230,244
----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)            --                   84,529                  169,959                     --
----------------------------------------------------------------------------------------------------------------------------
Administrative fee                             5,636                   10,690                   22,411                  6,751
----------------------------------------------------------------------------------------------------------------------------
Custodian fee                                 23,408                   43,380                   89,389                 28,182
----------------------------------------------------------------------------------------------------------------------------
Printing                                       5,238                    8,659                   15,152                  6,580
----------------------------------------------------------------------------------------------------------------------------
Postage                                          698                    1,868                    3,059                  1,234
----------------------------------------------------------------------------------------------------------------------------
Auditing fees                                 16,686                   16,686                   16,686                 16,680
----------------------------------------------------------------------------------------------------------------------------
Legal fees                                     3,280                    1,002                    3,160                  3,900
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                 38,887                   84,458                   91,437                 39,175
----------------------------------------------------------------------------------------------------------------------------
Total expenses                              $494,947               $1,278,865               $2,596,759               $771,465
----------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                            (806)                  (1,279)                  (2,397)                (1,042)
----------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment
adviser                                     (103,403)                (196,373)                (409,629)              (172,961)
----------------------------------------------------------------------------------------------------------------------------
Net expenses                                $390,738               $1,081,213               $2,184,733               $597,462
----------------------------------------------------------------------------------------------------------------------------
Net investment income                     $2,256,615               $4,012,546               $8,459,733             $2,234,782
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis) -

Investment transactions                     $(79,751)               $(220,709)                 $65,535               $(93,872)
----------------------------------------------------------------------------------------------------------------------------
Swap transactions                           (131,786)                 (62,597)                (152,021)              (339,916)
----------------------------------------------------------------------------------------------------------------------------
Net realized loss on investments           $(211,537)               $(283,306)                $(86,486)             $(433,788)
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                 $489,069                 $528,772               $1,739,956               $794,857
----------------------------------------------------------------------------------------------------------------------------
Swap transactions                             29,088                  (97,303)                (505,816)                69,451
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments          $518,157                 $431,469               $1,234,140               $864,308
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments                                 $306,620                 $148,163               $1,147,654               $430,520
----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
operations                                $2,563,235               $4,160,709               $9,607,387             $2,665,302
----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

                                      SOUTH CAROLINA                TENNESSEE                 VIRGINIA          WEST VIRGINIA
                                                FUND                     FUND                     FUND                   FUND

For six months ended 9/30/03

NET INVESTMENT INCOME

Interest income                           $4,525,009               $3,675,320               $9,522,689             $4,187,026
----------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                              $465,890                 $401,966                 $954,998               $432,449
----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                         3,526                    3,248                    6,085                  3,520
----------------------------------------------------------------------------------------------------------------------------
Shareholder servicing agent fee               92,821                   80,088                  190,246                 86,140
----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)       228,469                  208,181                  537,253                240,893
----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)       191,064                  133,270                  126,733                 94,829
----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)            --                       --                   67,767                     --
----------------------------------------------------------------------------------------------------------------------------
Administrative fee                             9,184                    7,968                   19,091                  8,712
----------------------------------------------------------------------------------------------------------------------------
Custodian fee                                 39,225                   31,839                   77,555                 34,177
----------------------------------------------------------------------------------------------------------------------------
Printing                                       7,617                    4,409                   12,170                  6,028
----------------------------------------------------------------------------------------------------------------------------
Postage                                        1,351                      860                    2,556                  1,071
----------------------------------------------------------------------------------------------------------------------------
Auditing fees                                 18,166                   17,486                   16,881                 15,586
----------------------------------------------------------------------------------------------------------------------------
Legal fees                                     4,092                    4,692                    2,229                  3,544
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                 43,822                   38,086                   82,515                 36,679
----------------------------------------------------------------------------------------------------------------------------
Total expenses                            $1,105,227                 $932,093                2,096,079               $963,628
----------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                          (1,200)                    (484)                    (667)                  (380)
----------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment
adviser                                     (170,550)                (147,141)                (349,671)              (158,366)
----------------------------------------------------------------------------------------------------------------------------
Net expenses                                $933,477                 $784,468               $1,745,741               $804,882
----------------------------------------------------------------------------------------------------------------------------
Net investment income                     $3,591,532               $2,890,852               $7,776,948             $3,382,144
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis) -

Investment transactions                     $177,210                 $(81,442)                $(99,179)              $248,817
----------------------------------------------------------------------------------------------------------------------------
Swap transactions                            (60,808)                      --                       --                     --
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                 $116,402                 $(81,442)                $(99,179)              $248,817
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                 $844,107                 $842,611               $2,156,845               $129,038
----------------------------------------------------------------------------------------------------------------------------
Swap transactions                           (152,381)                 (51,472)                (134,798)               (24,768)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments          $691,726                 $791,139               $2,022,047               $104,270
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments                                 $808,128                 $709,697               $1,922,868               $353,087
----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
operations                                $4,399,660               $3,600,549               $9,699,816             $3,735,231
----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS (unaudited)
----------------------------------------------------------------------------------------------------------------------------

This Statement gives you a summary of income and gains (losses) separated by share class.
                                         MISSISSIPPI               NEW YORK         NORTH CAROLINA           PENNSYLVANIA
                                                FUND                   FUND                   FUND                   FUND
For the six months ended 9/30/03

OPERATIONS

Net investment income                     $2,256,615             $4,012,546             $8,459,733             $2,234,782
----------------------------------------------------------------------------------------------------------------------------
Net realized loss on investments            (211,537)              (283,306)               (86,486)              (433,788)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments           518,157                431,469              1,234,140                864,308
----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
operations                                $2,563,235             $4,160,709             $9,607,387             $2,665,302
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Class A                                $(2,078,993)           $(3,039,818)           $(6,836,208)           $(1,529,074)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                   (258,349)              (793,550)            (1,074,531)              (837,026)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                         --               (315,634)              (630,015)                    --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(2,337,342)           $(4,149,002)           $(8,540,754)           $(2,366,100)
----------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares          $6,955,531            $26,551,060            $22,988,529            $19,270,189
----------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           1,158,776              2,693,925              5,556,180              1,431,657
----------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                 (6,659,795)           (20,670,159)           (35,837,094)           (13,321,405)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets from fund share
transactions                              $1,454,512             $8,574,826            $(7,292,385)            $7,380,441
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
assets                                    $1,680,405             $8,586,533            $(6,225,752)            $7,679,643
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                   100,623,563            187,715,392            407,639,335            115,645,637
----------------------------------------------------------------------------------------------------------------------------
At end of period                        $102,303,968           $196,301,925           $401,413,583           $123,325,280
----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income
included in net assets at end of
period                                     $(167,574)             $(625,859)           $(1,195,396)             $(423,870)
----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Changes in Net Assets (unaudited) - continued

                                      SOUTH CAROLINA              TENNESSEE               VIRGINIA          WEST VIRGINIA
                                                FUND                   FUND                   FUND                   FUND

For six months ended 9/30/03

OPERATIONS

Net investment income                     $3,591,532             $2,890,852             $7,776,948             $3,382,144
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                  116,402                (81,442)               (99,179)               248,817
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments           691,726                791,139              2,022,047                104,270
----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
operations                                $4,399,660             $3,600,549             $9,699,816             $3,735,231
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                $(3,014,603)           $(2,511,522)           $(6,992,116)           $(3,050,846)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                   (757,190)              (475,792)              (494,336)              (358,476)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                         --                     --               (264,102)                    --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(3,771,793)           $(2,987,314)           $(7,750,554)           $(3,409,322)
----------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares         $20,011,382            $10,613,690            $11,341,492             $7,046,192
----------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           2,333,118              1,639,941              4,318,097              2,235,257
----------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                (17,300,422)            (8,718,431)           (20,282,534)           (13,746,601)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets from fund share
transactions                              $5,044,078             $3,535,200            $(4,622,945)           $(4,465,152)
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
assets                                    $5,671,945             $4,148,435            $(2,673,683)           $(4,139,243)
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                   167,447,110            143,364,490            346,391,909            159,006,598
----------------------------------------------------------------------------------------------------------------------------
At end of period                        $173,119,055           $147,512,925           $343,718,226           $154,867,355
----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment
income included in net assets at
end of period                               $(51,912)             $(432,427)             $(922,694)             $(507,126)
----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

This Statement gives you a summary of income and gains (losses) separated by share class.
                                         MISSISSIPPI               NEW YORK         NORTH CAROLINA           PENNSYLVANIA
                                                FUND                   FUND                   FUND                   FUND
For year ended 3/31/03

OPERATIONS

Net investment income                     $4,340,327             $7,663,268            $17,561,632             $3,987,503
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                  211,423                284,626              2,016,429               (149,368)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments         3,809,412              8,095,618             17,099,996              4,464,372
----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
operations                                $8,361,162            $16,043,512            $36,678,057             $8,302,507
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Class A                                $(4,058,929)           $(6,022,805)          $(14,502,430)           $(2,791,122)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                   (469,269)            (1,402,028)            (2,353,128)            (1,467,283)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                         --               (476,288)            (1,117,181)                    --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(4,528,198)           $(7,901,121)          $(17,972,739)           $(4,258,405)
----------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares         $17,633,153            $43,561,956            $39,282,954            $50,723,478
----------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           2,287,961              5,090,304             11,621,792              2,485,165
----------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                 (9,311,035)           (30,877,198)           (46,495,365)           (17,554,351)
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
fund share transactions                  $10,610,079            $17,775,062             $4,409,381            $35,654,292
----------------------------------------------------------------------------------------------------------------------------
Total increase in net assets             $14,443,043            $25,917,453            $23,114,699            $39,698,394
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                    86,180,520            161,797,939            384,524,636             75,947,243
----------------------------------------------------------------------------------------------------------------------------
At end of period                        $100,623,563           $187,715,392           $407,639,335           $115,645,637
----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income
included in net assets at end of
period                                      $(86,847)             $(489,403)           $(1,114,375)             $(292,552)
----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Changes in Net Assets - continued

                                      SOUTH CAROLINA              TENNESSEE               VIRGINIA          WEST VIRGINIA
                                                FUND                   FUND                   FUND                   FUND
For year ended 3/31/03

OPERATIONS

Net investment income                     $7,418,489             $5,925,598            $15,689,806             $7,005,287
----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments             714,730                359,898                239,753                361,090
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments         6,460,467              5,835,725             13,828,605              5,329,668
----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
operations                               $14,593,686            $12,121,221            $29,758,164            $12,696,045
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                $(6,104,336)           $(5,116,263)          $(14,108,313)           $(6,342,674)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                 (1,485,789)            (1,081,818)            (1,023,751)              (762,988)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                         --                     --               (459,134)                    --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(7,590,125)           $(6,198,081)          $(15,591,198)           $(7,105,662)
----------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares         $26,803,450            $27,676,408            $27,785,098            $22,629,845
----------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           4,672,734              3,548,392              8,405,139              4,569,399
----------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                (26,609,520)           (21,260,850)           (40,642,264)           (11,890,910)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets from fund share
transactions                              $4,866,664             $9,963,950            $(4,452,027)           $15,308,334
----------------------------------------------------------------------------------------------------------------------------
Total increase in net assets             $11,870,225            $15,887,090             $9,714,939            $20,898,717
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                   155,576,885            127,477,400            336,676,970            138,107,881
----------------------------------------------------------------------------------------------------------------------------
At end of period                        $167,447,110           $143,364,490           $346,391,909           $159,006,598
----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net
assets at end of period                     $128,349              $(335,965)             $(949,088)             $(479,948)
----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                                   Six months                                       Year ended 3/31
                                     ended          -------------------------------------------------------------------------
                                    9/30/03            2003             2002             2001             2000           1999
CLASS A                           (unaudited)
Net asset value, beginning of
period                             $10.02            $9.61            $9.78            $9.37            $9.93            $9.88
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.23            $0.46            $0.49            $0.50            $0.50            $0.49
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           0.03             0.44            (0.16)            0.41            (0.56)            0.06
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $0.26            $0.90            $0.33            $0.91           $(0.06)           $0.55
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.23)          $(0.49)          $(0.50)          $(0.50)          $(0.50)          $(0.50)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $10.05           $10.02            $9.61            $9.78            $9.37            $9.93
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                  2.66++           9.48             3.45            10.02            (0.58)            5.62
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           0.64+            0.64             0.65             0.65             0.66             0.73
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          4.49+            4.70             5.05             5.28             5.22             4.94
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      5               22                6               19               18                6
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $88,631          $87,724          $76,004          $67,458          $66,173          $66,869
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.22            $0.44            $0.47            $0.48            $0.48            $0.48
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                           0.84+            0.84             0.85             0.85             0.84             0.85
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          4.29+            4.50             4.85             5.08             5.04             4.82
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                   Six months                                       Year ended 3/31
                                     ended          --------------------------------------------------------------------------
                                    9/30/03            2003             2002             2001             2000           1999
CLASS B                           (unaudited)
Net asset value, beginning of
period                             $10.04            $9.62            $9.79            $9.38            $9.94            $9.89
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
Net investment income(S)            $0.18            $0.38            $0.42            $0.43            $0.42            $0.41
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           0.03             0.44            (0.17)            0.41            (0.56)            0.06
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $0.21            $0.82            $0.25            $0.84           $(0.14)           $0.47
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income         $(0.19)          $(0.40)          $(0.42)          $(0.43)          $(0.42)          $(0.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $10.06           $10.04            $9.62            $9.79            $9.38            $9.94
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                     2.11++           8.67             2.62             9.17            (1.37)            4.80
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                           1.52+            1.47             1.45             1.43             1.46             1.51
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.60+            3.86             4.23             4.50             4.41             4.16
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      5               22                6               19               18                6
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $13,673          $12,900          $10,177          $10,986          $10,786          $11,465
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.17            $0.36            $0.40            $0.41            $0.40            $0.40
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                           1.72+            1.67             1.65             1.63             1.64             1.63
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.40+            3.66             4.03             4.30             4.23             4.04
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------

                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03            2003              2002              2001              2000             1999
CLASS A                   (unaudited)
Net asset value,
beginning of period         $11.49            $10.94            $11.14            $10.58            $11.27            $11.26
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)     $0.25             $0.52             $0.53             $0.55             $0.55             $0.56
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.01              0.56             (0.18)             0.57             (0.69)             0.01
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.26             $1.08             $0.35             $1.12            $(0.14)            $0.57
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income  $(0.26)           $(0.53)           $(0.54)           $(0.55)           $(0.55)           $(0.56)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.01)            (0.01)               --             (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders    $(0.26)           $(0.53)           $(0.55)           $(0.56)           $(0.55)           $(0.56)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $11.49            $11.49            $10.94            $11.14            $10.58            $11.27
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.26++           10.05              3.16             10.75             (1.06)             5.14
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    0.88+             0.87              0.88              0.86              0.85              0.93
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   4.33+             4.56              4.80              5.10              5.14              4.93
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               6                17                18                35                38                26
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)      $135,015          $132,843          $121,717          $125,917          $101,403          $116,767
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                 $0.24             $0.49             $0.51             $0.52             $0.53             $0.55
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.08+             1.07              1.08              1.06              1.03              1.05
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  4.13+             4.36              4.60              4.90              4.96              4.81
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS B                   (unaudited)
Net asset value,
beginning of period         $11.45            $10.93            $11.13            $10.58            $11.27            $11.26
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)

Net investment income(S)     $0.20             $0.43             $0.45             $0.46             $0.47             $0.47
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.02              0.54             (0.19)             0.57             (0.69)             0.01
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.22             $0.97             $0.26             $1.03            $(0.22)            $0.48
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income  $(0.21)           $(0.45)           $(0.45)           $(0.47)           $(0.47)           $(0.47)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.01)            (0.01)               --             (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders    $(0.21)           $(0.45)           $(0.46)           $(0.48)           $(0.47)           $(0.47)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $11.46            $11.45            $10.93            $11.13            $10.58            $11.27
----------------------------------------------------------------------------------------------------------------------------
Total return (%)              1.97++            8.96              2.39              9.94             (1.89)             4.46
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    1.62+             1.62              1.63              1.61              1.60              1.68
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  3.55+             3.80              4.05              4.33              4.38              4.18
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               6                17                18                35                38                26
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $43,267           $40,867           $29,903           $25,928           $20,224           $30,408
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)  $0.19             $0.41             $0.43             $0.44             $0.45             $0.46
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.82+             1.82              1.83              1.81              1.78              1.80
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.35+             3.60              3.85              4.13              4.20              4.06
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                                               Six months                 Year ended 3/31
                                                  ended           --------------------------------              Period ended
                                                 9/03/03                 2003                 2002                  3/31/01*
                                               (unaudited)
CLASS C
Net asset value, beginning of period               $11.47               $10.93               $11.13                    $10.91
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                            $0.21                $0.43                $0.45                     $0.14
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                       0.01                 0.56                (0.18)                     0.23
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.22                $0.99                $0.27                     $0.37
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                         $(0.21)              $(0.45)              $(0.46)                   $(0.14)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                     --                   --                (0.01)                    (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.21)              $(0.45)              $(0.47)                   $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.48               $11.47               $10.93                    $11.13
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)                                     1.97++               9.14                 2.39                      3.36++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                           1.63+                1.62                 1.63                      1.61+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          3.57+                3.81                 4.05                      4.20+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      6                   17                   18                        35
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $18,021              $14,005              $10,178                    $8,578
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                         $0.20                $0.41                $0.43                     $0.14
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                           1.83+                1.82                 1.83                      1.81+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          3.37+                3.61                 3.85                      4.00+
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
     * For the period from the inception of Class C shares, December 11, 2000, through March 31, 2001.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                         Six months                                          Year ended 3/31
                            ended          ---------------------------------------------------------------------------------
                           9/30/03             2003              2002              2001              2000            1999
CLASS A                  (unaudited)
Net asset value,
beginning of period         $12.24            $11.68            $11.89            $11.35            $12.14            $12.15
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)     $0.26             $0.54             $0.57             $0.58             $0.59             $0.59
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments    0.05              0.58             (0.21)             0.55             (0.80)            (0.02)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.31             $1.12             $0.36             $1.13            $(0.21)            $0.57
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                      $(0.27)           $(0.56)           $(0.57)           $(0.58)           $(0.58)           $(0.58)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.00)+++         (0.01)               --                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders    $(0.27)           $(0.56)           $(0.57)           $(0.59)           $(0.58)           $(0.58)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $12.28            $12.24            $11.68            $11.89            $11.35            $12.14
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.53++            9.71              3.08             10.20             (1.67)             4.76
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    0.93+             0.91              0.92              0.91              0.91              0.98
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  4.29+             4.50              4.78              5.03              5.07              4.76
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               7                20                13                27                 9                30
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)      $310,111          $316,687          $303,250          $308,447          $310,624          $364,576
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)  $0.25             $0.52             $0.54             $0.56             $0.57             $0.57
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.13+             1.11              1.12              1.11              1.09              1.10
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   4.09+             4.30              4.58              4.83              4.89              4.64
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                         Six months                                          Year ended 3/31
                            ended          ---------------------------------------------------------------------------------
                           9/30/03             2003              2002              2001              2000            1999
CLASS B                  (unaudited)
Net asset value,
beginning of period         $12.23            $11.67            $11.89            $11.35            $12.13            $12.15
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)     $0.22             $0.47             $0.48             $0.50             $0.51             $0.50
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.05              0.57             (0.20)             0.55             (0.78)            (0.02)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.27             $1.04             $0.28             $1.05            $(0.27)            $0.48
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                      $(0.23)           $(0.48)           $(0.49)           $(0.50)           $(0.51)           $(0.50)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.01)            (0.01)               --                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders    $(0.23)           $(0.48)           $(0.50)           $(0.51)           $(0.51)           $(0.50)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $12.27            $12.23            $11.67            $11.89            $11.35            $12.13
----------------------------------------------------------------------------------------------------------------------------
Total return (%)              2.20++            9.01              2.33              9.49             (2.22)             4.00
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    1.57+             1.56              1.57              1.56              1.56              1.63
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.61+             3.85              4.07              4.37              4.42              4.11
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               7                20                13                27                 9                30
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $56,167           $59,116           $57,534           $60,449           $48,794           $52,033
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)  $0.21             $0.44             $0.46             $0.48             $0.49             $0.49
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.77+             1.76              1.77              1.76              1.74              1.75
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.41+             3.65              3.87              4.17              4.24              3.99
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS C                   (unaudited)
Net asset value,
beginning of period         $12.23            $11.67            $11.89            $11.35            $12.13            $12.15
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment
income(S)                    $0.23             $0.46             $0.48             $0.50             $0.51             $0.50
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.04              0.58             (0.20)             0.55             (0.78)            (0.02)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.27             $1.04             $0.28             $1.05            $(0.27)            $0.48
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                      $(0.23)           $(0.48)           $(0.49)           $(0.50)           $(0.51)           $(0.50)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.01)            (0.01)               --                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                $(0.23)           $(0.48)           $(0.50)           $(0.51)           $(0.51)           $(0.50)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $12.27            $12.23            $11.67            $11.89            $11.35            $12.13
----------------------------------------------------------------------------------------------------------------------------
Total return (%)              2.20++            9.01              2.33              9.49             (2.22)             4.00
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    1.58+             1.56              1.57              1.56              1.56              1.63
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  3.68+             3.84              4.07              4.37              4.42              4.11
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               7                20                13                27                 9                30
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $35,136           $31,836           $23,741           $19,099           $14,206           $14,084
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                 $0.21             $0.44             $0.46             $0.48             $0.49             $0.49
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.78+             1.76              1.77              1.76              1.74              1.75
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  3.48+             3.64              3.87              4.17              4.24              3.99
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) PENNSLYVANIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03            2003              2002              2001              2000             1999
CLASS A                   (unaudited)
Net asset value,
beginning of period         $10.21             $9.73             $9.85             $9.36             $9.90             $9.82
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)     $0.21             $0.45             $0.48             $0.49             $0.50             $0.48
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.04              0.51             (0.11)             0.49             (0.55)             0.08
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.25             $0.96             $0.37             $0.98            $(0.05)            $0.56
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income  $(0.22)           $(0.48)           $(0.49)           $(0.49)           $(0.49)           $(0.48)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.00)+++            --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders    $(0.22)           $(0.48)           $(0.49)           $(0.49)           $(0.49)           $(0.48)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $10.24            $10.21             $9.73             $9.85             $9.36             $9.90
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.35++           10.12              3.85             10.85             (0.45)             5.85
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    0.65+             0.48              0.36              0.37              0.38              0.45
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   4.02+             4.47              4.90              5.17              5.19              4.85
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover              14                19                19                10                48                 8
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $73,692           $68,705           $47,661           $33,842           $25,494           $21,695
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees in excess of 0.20% of average daily net assets. Prior to January 1, 2003, subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. The investment adviser had agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated.
    To the extent actual expenses were over these limitations and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)  $0.19             $0.40             $0.43             $0.44             $0.44             $0.43
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    0.94+             0.96              0.89              0.93              0.91              0.93
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.73+             3.99              4.37              4.61              4.66              4.37
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to in crease net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change cal culates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
    +  Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charges had been included, the results wou ld have been lower.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) PENNSLYVANIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03            2003              2002              2001              2000             1999
CLASS B                   (unaudited)
Net asset value,
beginning of period         $10.24             $9.75             $9.88             $9.38             $9.92             $9.84
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment
income(S)                    $0.16             $0.36             $0.40             $0.42             $0.42             $0.41
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.04              0.53             (0.12)             0.50             (0.55)             0.08
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.20             $0.89             $0.28             $0.92            $(0.13)            $0.49
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income   $(0.17)           $(0.40)           $(0.41)           $(0.42)           $(0.41)           $(0.41)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.00)+++            --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                $(0.17)           $(0.40)           $(0.41)           $(0.42)           $(0.41)           $(0.41)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $10.27            $10.24             $9.75             $9.88             $9.38             $9.92
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.02++            9.21              2.86             10.06             (1.25)             5.02
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    1.48+             1.30              1.20              1.17              1.19              1.23
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  3.18+             3.62              4.06              4.38              4.38              4.07
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover              14                19                19                10                48                 8
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $49,633           $46,941           $28,286           $20,827           $17,496           $23,983
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees in excess of 0.20% of average daily net assets. Prior to January 1, 2003, subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. The investment adviser had agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated.
    To the extent actual expenses were over these limitations and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                 $0.15             $0.32             $0.35             $0.36             $0.37             $0.33
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.77+             1.78              1.73              1.73              1.72              1.71
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  2.89+             3.14              3.53              3.82              3.85              3.59
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investme nt Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to in crease net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change cal culates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
    +  Annualized.
   ++  Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS A                   (unaudited)
Net asset value,
beginning of period         $12.53            $12.00            $12.15            $11.58            $12.48            $12.52
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)     $0.27             $0.58             $0.60             $0.60             $0.58             $0.57
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.07              0.54             (0.16)             0.56             (0.86)            (0.04)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.34             $1.12             $0.44             $1.16            $(0.28)            $0.53
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                      $(0.29)           $(0.59)           $(0.59)           $(0.59)           $(0.58)           $(0.57)
----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                  --                --                --                --             (0.03)               --
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --                --                --                --             (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments             --                --                --                --             (0.01)               --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                $(0.29)           $(0.59)           $(0.59)           $(0.59)           $(0.62)           $(0.57)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $12.58            $12.53            $12.00            $12.15            $11.58            $12.48
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.73++            9.51              3.68             10.26             (2.27)             4.33
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    0.96+             0.95              0.94              0.96              0.94              1.02
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   4.37+             4.68              4.91              5.13              4.91              4.55
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               7                21                10                33                18                25
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)      $134,126          $129,844          $121,438          $120,529          $121,064          $145,787
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)  $0.26             $0.55             $0.57             $0.58             $0.56             $0.56
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.16+             1.15              1.14              1.16              1.12              1.14
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   4.17+             4.48              4.71              4.93              4.73              4.43
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share, and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charges had been included, the results wou ld have been lower.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS B                   (unaudited)
Net asset value,
beginning of period         $12.52            $11.99            $12.14            $11.58            $12.47            $12.52
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)     $0.23             $0.50             $0.52             $0.52             $0.51             $0.48
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.07              0.54             (0.16)             0.55             (0.86)            (0.04)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.30             $1.04             $0.36             $1.07            $(0.35)            $0.44
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income  $(0.25)           $(0.51)           $(0.51)           $(0.51)           $(0.50)           $(0.49)
----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                  --                --                --                --             (0.03)               --
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --                --                --                --             (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --                --                --             (0.01)               --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders    $(0.25)           $(0.51)           $(0.51)           $(0.51)           $(0.54)           $(0.49)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $12.57            $12.52            $11.99            $12.14            $11.58            $12.47
----------------------------------------------------------------------------------------------------------------------------
Total return (%)              2.40++            8.81              3.01              9.46             (2.82)             3.57
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    1.60+             1.60              1.59              1.61              1.59              1.67
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.72+             4.03              4.25              4.47              4.26              3.90
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               7                21                10                33                18                25
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $38,993           $37,603           $34,139           $33,302           $31,532           $36,226
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)  $0.22             $0.47             $0.49             $0.50             $0.48             $0.47
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.80+             1.80              1.79              1.81              1.77              1.79
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.52+             3.83              4.05              4.27              4.08              3.78
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS A                   (unaudited)
Net asset value,
beginning of period         $10.90            $10.43            $10.58            $10.11            $10.87            $10.91
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)     $0.22             $0.47             $0.49             $0.50             $0.50             $0.53
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.06              0.49             (0.14)             0.47             (0.69)            (0.02)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.28             $0.96             $0.35             $0.97            $(0.19)            $0.51
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income  $(0.23)           $(0.49)           $(0.50)           $(0.50)           $(0.50)           $(0.52)
----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                  --                --                --                --             (0.07)            (0.03)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.00)+++            --                --                --
----------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on
investments                     --                --                --                --             (0.00)+++            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders    $(0.23)           $(0.49)           $(0.50)           $(0.50)           $(0.57)           $(0.55)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $10.95            $10.90            $10.43            $10.58            $10.11            $10.87
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.59++            9.34              3.36              9.87             (1.75)             4.80
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    0.95+             0.97              0.94              0.95              0.96              1.02
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   4.06+             4.35              4.66              4.87              (1.75)            4.80
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               7                16                12                19                20                16
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)      $121,651          $115,819          $101,294           $99,097          $100,251          $117,296
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)  $0.21             $0.45             $0.47             $0.48             $0.48             $0.51
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.15+             1.17              1.14              1.15              1.14              1.14
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.86+             4.15              4.46              4.67              4.62              4.67
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would henve been lower.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS B                   (unaudited)
Net asset value,
beginning of period         $10.89            $10.42            $10.57            $10.10            $10.86            $10.91
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)     $0.19             $0.40             $0.42             $0.43             $0.43             $0.45
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.05              0.49             (0.14)             0.47             (0.69)            (0.02)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.24             $0.89             $0.28             $0.90            $(0.26)            $0.43
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income  $(0.19)           $(0.42)           $(0.43)           $(0.43)           $(0.43)           $(0.45)
----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                  --                --                --                --             (0.07)            (0.03)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.00)+++            --                --                --
----------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on
investments                     --                --                --                --             (0.00)+++            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders    $(0.19)           $(0.42)           $(0.43)           $(0.43)           $(0.50)           $(0.48)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $10.94            $10.89            $10.42            $10.57            $10.10            $10.86
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.26++            8.64              2.69              9.17             (2.39)             4.04
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    1.61+             1.62              1.59              1.60              1.61              1.67
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.41+             3.70              4.00              4.22              4.15              4.14
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               7                16                12                19                20                16
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $25,861           $27,546           $26,183           $23,656           $21,321           $22,765
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)  $0.18             $0.38             $0.40             $0.41             $0.41             $0.44
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.81+             1.82              1.79              1.80              1.79              1.79
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.21+             3.50              3.80              4.02              3.97              4.02
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                             Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS A                   (unaudited)
Net asset value,
beginning of period         $11.61            $11.14            $11.36            $10.91            $11.60            $11.61
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment
income(S)                    $0.27             $0.53             $0.54             $0.56             $0.57             $0.55
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.06              0.47             (0.22)             0.45             (0.70)            (0.01)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.33             $1.00             $0.32             $1.01            $(0.13)            $0.54
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                      $(0.26)           $(0.53)           $(0.54)           $(0.56)           $(0.56)           $(0.55)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.00)+++         (0.00)+++            --                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                $(0.26)           $(0.53)           $(0.54)           $(0.56)           $(0.56)           $(0.55)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $11.68            $11.61            $11.14            $11.36            $10.91            $11.60
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.91++            9.10              2.87              9.55             (1.09)             4.71
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    0.93+             0.93              0.92              0.91              0.91              0.99
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  4.53+             4.62              4.77              5.06              5.07              4.73
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               4                13                14                24                13                24
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)      $305,471          $308,164          $299,088          $304,581          $311,934          $365,880
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                 $0.25             $0.51             $0.52             $0.54             $0.54             $0.54
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.13+             1.13              1.12              1.11              1.09              1.11
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  4.33+             4.42              4.57              4.86              4.89              4.61
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charges had been included, the results wou ld have been lower.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS B                  (unaudited)
Net asset value,
beginning of period         $11.60            $11.13            $11.35            $10.91            $11.60            $11.61
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)     $0.23             $0.46             $0.47             $0.48             $0.49             $0.47
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.07              0.46             (0.22)             0.44             (0.70)            (0.01)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.30             $0.92             $0.25             $0.92            $(0.21)            $0.46
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income  $(0.23)           $(0.45)           $(0.47)           $(0.48)           $(0.48)           $(0.47)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.00)+++         (0.00)+++            --                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                $(0.23)           $(0.45)           $(0.47)           $(0.48)           $(0.48)           $(0.47)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $11.67            $11.60            $11.13            $11.35            $10.91            $11.60
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.57++            8.40              2.20              8.76             (1.73)             4.04
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    1.58+             1.58              1.58              1.56              1.56              1.64
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.89+             3.97              4.12              4.39              4.42              4.08
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               4                13                14                24                13                24
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $24,883           $25,470           $26,970           $29,872           $29,316           $35,644
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)  $0.22             $0.43             $0.45             $0.46             $0.47             $0.46
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.78+             1.78              1.78              1.76              1.74              1.76
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)   3.69+             3.77              3.92              4.19              4.24              3.96
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          --------------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS C                   (unaudited)
Net asset value,
beginning of period         $11.61            $11.13            $11.36            $10.91            $11.60            $11.61
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment
income(S)                    $0.23             $0.45             $0.47             $0.48             $0.49             $0.47
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.06              0.48             (0.23)             0.45             (0.70)            (0.01)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.29             $0.93             $0.24             $0.93            $(0.21)            $0.46
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                      $(0.23)           $(0.45)           $(0.47)           $(0.48)           $(0.48)           $(0.47)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --             (0.00)+++         (0.00)+++            --                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                $(0.23)           $(0.45)           $(0.47)           $(0.48)           $(0.48)           $(0.47)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $11.67            $11.61            $11.13            $11.36            $10.91            $11.60
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)           2.49++            8.49              2.10              8.85             (1.73)             4.04
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    1.58+             1.58              1.57              1.56              1.56              1.64
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  3.88+             3.97              4.10              4.37              4.42              4.08
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover               4                13                14                24                13                24
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $13,365           $12,758           $10,619            $6,965            $5,171            $6,523
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                 $0.22             $0.43             $0.44             $0.46             $0.47             $0.46
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.78+             1.78              1.77              1.76              1.74              1.76
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  3.68+             3.77              3.90              4.17              4.24              3.96
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                             Six months                                          Year ended 3/31
                                ended          -----------------------------------------------------------------------------
                               9/30/03             2003              2002              2001              2000            1999
CLASS A                      (unaudited)
Net asset value,
beginning of period         $11.77            $11.32            $11.45            $10.95            $11.75            $11.77
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment
income(S)                    $0.26             $0.55             $0.57             $0.57             $0.57             $0.56
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.02              0.46             (0.14)             0.50             (0.80)            (0.01)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.28             $1.01             $0.43             $1.07            $(0.23)            $0.55
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                      $(0.26)           $(0.56)           $(0.56)           $(0.57)           $(0.57)           $(0.57)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --                --                --                --             (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                $(0.26)           $(0.56)           $(0.56)           $(0.57)           $(0.57)           $(0.57)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $11.79            $11.77            $11.32            $11.45            $10.95            $11.75
----------------------------------------------------------------------------------------------------------------------------
Total return(+) (%)           2.40++            9.04              3.79             10.04             (1.89)             4.73
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    0.94+             0.96              0.93              0.95              0.95              1.02
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  4.36+             4.71              4.97              5.14              5.13              4.78
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover              12                13                 2                 9                30                13
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)      $136,963          $139,564          $121,860          $118,862          $117,174          $133,456
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                 $0.25             $0.53             $0.55             $0.55             $0.55             $0.55
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.14+             1.16              1.13              1.15              1.13              1.14
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  4.16+             4.51              4.77              4.94              4.95              4.66
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charges had been included, the results wou ld have been lower.

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------
                          Six months                                          Year ended 3/31
                             ended          -----------------------------------------------------------------------------
                            9/30/03             2003              2002              2001              2000            1999
CLASS B                   (unaudited)
Net asset value,
beginning of period         $11.76            $11.31            $11.44            $10.94            $11.74            $11.77
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment
income(S)                    $0.22             $0.47             $0.50             $0.50             $0.50             $0.49
----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                0.03              0.46             (0.15)             0.50             (0.80)            (0.03)
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                   $0.25             $0.93             $0.35             $1.00            $(0.30)            $0.46
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                      $(0.22)           $(0.48)           $(0.48)           $(0.50)           $(0.50)           $(0.49)
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income               --                --                --                --                --             (0.00)+++
----------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                $(0.22)           $(0.48)           $(0.48)           $(0.50)           $(0.50)           $(0.49)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                   $11.79            $11.76            $11.31            $11.44            $10.94            $11.74
----------------------------------------------------------------------------------------------------------------------------
Total return (%)              2.16++            8.34              3.12              9.34             (2.53)             3.97
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                    1.59+             1.61              1.59              1.60              1.60              1.67
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  3.71+             4.06              4.31              4.48              4.48              4.13
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover              12                13                 2                 9                30                13
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)       $17,905           $19,443           $16,248           $16,170           $14,727           $17,166
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                 $0.21             $0.45             $0.47             $0.48             $0.48             $0.48
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                    1.79+             1.81              1.79              1.80              1.78              1.79
----------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                  3.51+             3.86              4.11              4.28              4.30              4.01
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia
Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

Investment Valuations - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in each fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All other securities (other than short-term obligations) in each fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in each funds' portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The funds use swaps for both hedging and non-hedging purposes. For hedging purposes, the funds may use swaps to reduce their exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the funds may use swaps to take a position on anticipated changes in the underlying financial index.

Rate Lock Swaps - Each fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. These amounts are shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the year ended March 31, 2003 was as follows:

                                                       NORTH                       SOUTH                                   WEST
                       MISSISSIPPI    NEW YORK       CAROLINA    PENNSYLVANIA    CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                          FUND          FUND           FUND          FUND          FUND         FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income       $4,528,198    $7,901,121    $17,972,739    $4,258,405    $7,590,125   $6,198,081   $15,591,198    $7,105,662
------------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions declared for the year ended March 31, 2002 was as follows:

                                                       NORTH                       SOUTH                                   WEST
                       MISSISSIPPI    NEW YORK       CAROLINA    PENNSYLVANIA    CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                          FUND          FUND           FUND          FUND          FUND         FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income       $4,138,987    $7,803,911    $18,241,878    $3,114,798    $7,376,697   $5,771,942   $16,186,791    $6,534,519
------------------------------------------------------------------------------------------------------------------------------------
Ordinary income             27,201        42,464         27,445            --        41,440           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions     $4,166,188    $7,846,375    $18,269,323    $3,114,798    $7,418,137   $5,771,942   $16,186,791    $6,534,519
------------------------------------------------------------------------------------------------------------------------------------

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                   NORTH                       SOUTH                                        WEST
                    MISSISSIPPI    NEW YORK      CAROLINA   PENNSYLVANIA     CAROLINA     TENNESSEE       VIRGINIA       VIRGINIA
                       FUND          FUND          FUND         FUND           FUND         FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Undistributed tax-
exempt income          $343,501       $205,454     $380,649      $125,108      $782,228      $186,930       $364,070      $150,944
------------------------------------------------------------------------------------------------------------------------------------
Undistributed long-
term capital gains           --             --      361,327            --            --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Capital loss
carryforward         (1,942,775)      (223,290)         --     (1,774,306)   (2,272,280)     (127,577)    (4,143,131)    (2,813,694)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized
appreciation          5,880,400     16,632,907   31,055,291     5,833,980    14,041,208    10,153,481     23,744,432     11,564,604
------------------------------------------------------------------------------------------------------------------------------------
Other temporary
differences             430,348       (694,857)  (1,495,024)     (457,092)     (653,879)     (522,895)    (1,313,158)      (630,892)
------------------------------------------------------------------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforwards may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                   NORTH                      SOUTH                                    WEST
                   MISSISSIPPI      NEW YORK     CAROLINA   PENNSYLVANIA    CAROLINA      TENNESSEE       VIRGINIA    VIRGINIA
EXPIRATION DATE       FUND            FUND         FUND         FUND          FUND          FUND            FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2004   $(1,713,942)            $--       $--      $(901,623)            $--            $--            $--     $(1,736,294)
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2005      (228,833)             --        --       (533,472)             --             --      (342,289)        (714,690)
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2008             --      (125,312)        --        (43,665)             --             --             --         (58,823)
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2009             --             --        --       (175,279)    (2,272,280)      (127,577)    (1,733,400)        (220,540)
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2010             --       (97,978)        --              --             --             --    (2,067,442)         (83,347)
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2011             --             --        --       (120,267)             --             --             --               --
------------------------------------------------------------------------------------------------------------------------------------
Total            $(1,942,775)     $(223,290)       $--    $(1,774,306)   $(2,272,280)     $(127,577)   $(4,143,131)     $(2,813,694)
------------------------------------------------------------------------------------------------------------------------------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.


(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee may be rescinded for a fund by MFS only with the approval of that fund's Board of Trustees. For each fund, management fees incurred for the six months ended September 30, 2003 were 0.35% of average daily net assets on an annualized basis.

MFS has agreed to pay the Pennsylvania Fund's operating expenses exclusive of management, distribution and service fees such that the fund's other expenses do not exceed 0.20% of its average daily net assets. This is reflected as a reduction of total expenses on the Statement of Operations.

Each fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc.
(MFSC). Each fund has an unfunded, defined benefit plan for inactive Trustees. Included in each fund's Trustees' compensation is a pension expense for inactive trustees, for the six months ended September 30, 2003 as follows:

                                                  NORTH                           SOUTH                                       WEST
               MISSISSIPPI      NEW YORK        CAROLINA      PENNSYLVANIA      CAROLINA        TENNESSEE     VIRGINIA      VIRGINIA
                  FUND            FUND            FUND            FUND            FUND            FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Pension Expense    $603           $749          $1,009             $612           $989             $719       $1,003          $986
------------------------------------------------------------------------------------------------------------------------------------

Administrator - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee not to exceed the following annual percentages rates of the fund's average daily net assets:

First $2 billion                                                       0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
------------------------------------------------------------------------------

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2003, as its portion of the sales charge on sales of Class A shares of each fund.

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
     $18,727           $31,970          $44,469          $49,028         $35,384         $25,175         $36,379         $30,016
--------------------------------------------------------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of each fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets of accounts attributable to that dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to the following amounts for the six months ended September 30, 2003:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
       $--              $4,617          $4,951            $150            $1,298           $804           $6,544         $2,498
--------------------------------------------------------------------------------------------------------------------------------

During the six months ended September 30, 2003, fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on an annualized basis were as follows:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
        --              0.25%            0.35%            0.10%           0.35%           0.35%           0.35%           0.35%
--------------------------------------------------------------------------------------------------------------------------------

Payments of the Mississippi Fund's 0.35% per annum Class A distribution and service fee will commence on such date as the Trustees of the Trust may determine. In the case of the New York and Pennsylvania Funds, payments of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

Additionally for the Pennsylvania Fund the remaining portion of the 0.25% Class A service fee is not yet implemented and will become payable on such a date as the Trustees of the Trust may determine.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares, MFD retains the service fee for accounts not attributable to a securities dealer. For Class B and Class C service fees retained for the six months ended September 30, 2003 were as follows:

                                                    NORTH                       SOUTH                                     WEST
                    MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA      TENNESSEE     VIRGINIA      VIRGINIA
                       FUND           FUND          FUND          FUND          FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
Class B                 $--            $64           $21          $186          $367           $--           $32           $51
---------------------------------------------------------------------------------------------------------------------------------
Class C                 N/A            $2            $1            N/A           $--           N/A           $--           N/A
---------------------------------------------------------------------------------------------------------------------------------

During the six months ended September 30, 2003, fees incurred under the distribution plan as a percentage of average daily net assets attributable to Class B and Class C shares on an annualized basis were as follows:

                                                    NORTH                       SOUTH                                     WEST
                    MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA      TENNESSEE     VIRGINIA      VIRGINIA
                       FUND           FUND          FUND          FUND          FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
Class B                 88%           1.00%         1.00%         0.94%         1.00%         1.00%         1.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------------
Class C                 N/A           1.00%         1.00%          N/A           N/A           N/A          1.00%          N/A
---------------------------------------------------------------------------------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the Mississippi Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. Except in the case of the 0.25% per annum Class B service fee paid by the Pennsylvania Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be reduced to 0.10% until such date as the Trustees of the Trust may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended September 30, 2003 for Class A, Class B, and Class C shares were as follows:

                                                    NORTH                       SOUTH                                     WEST
                    MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA      TENNESSEE     VIRGINIA      VIRGINIA
CDSC IMPOSED           FUND           FUND          FUND          FUND          FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A                 $--           $4,037         $--          $1,812          $947         $--            $102         $--
---------------------------------------------------------------------------------------------------------------------------------
Class B               $4,629         $49,173       $38,466       $55,797       $18,868       $18,119       $24,459       $32,916
---------------------------------------------------------------------------------------------------------------------------------
Class C                 N/A          $3,157        $2,848          N/A           N/A           N/A          $985           N/A
---------------------------------------------------------------------------------------------------------------------------------

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities and short-term obligations, were as follows:

                                                 NORTH                        SOUTH                                      WEST
                 MISSISSIPPI     NEW YORK       CAROLINA    PENNSYLVANIA     CAROLINA      TENNESSEE      VIRGINIA      VIRGINIA
IMPOSED             FUND           FUND           FUND          FUND           FUND          FUND           FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases         $6,735,278    $19,301,505   $27,700,983    $26,420,827   $17,054,597    $13,379,432   $14,872,042    $18,232,596
-----------------------------------------------------------------------------------------------------------------------------------
Sales             $4,659,105    $11,213,532   $35,611,724    $16,349,459   $12,104,747    $10,271,739   $20,269,762    $21,721,890
-----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                 NORTH                        SOUTH                                       WEST
                  MISSISSIPPI    NEW YORK       CAROLINA    PENNSYLVANIA     CAROLINA      TENNESSEE       VIRGINIA      VIRGINIA
                     FUND          FUND           FUND          FUND           FUND          FUND            FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Aggregate cost    $95,576,668   $176,141,502  $363,513,261   $115,164,098  $156,286,170   $135,435,480   $316,154,681   $141,100,941
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
appreciation       $6,732,860    $17,517,698   $33,884,833     $6,962,815   $15,239,444    $11,172,551    $27,411,864    $12,072,892
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
depreciation        $(228,756)     $(148,740)    $(445,551)     $(122,069)    $(176,805)     $(173,507)   $(1,344,978)     $(292,935
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized
appreciation       $6,504,104    $17,368,958   $33,439,282     $6,840,746   $15,062,639    $10,999,044    $26,066,886    $11,779,957
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                                 MISSISSIPPI FUND           NEW YORK FUND          NORTH CAROLINA FUND        PENNSYLVANIA FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Six months ended 9/30/03
(000 Omitted)                  SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                        504        $5,059       1,159       $13,347       1,073       $13,214       1,189       $12,160
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                      102         1,019         173         1,981         368         4,505          89           909
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (534)       (5,361)     (1,149)      (13,213)     (2,057)      (25,182)       (811)       (8,276)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)             72          $717         183        $2,115        (616)      $(7,463)        467        $4,793
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03 (000 Omitted)
Shares sold                      1,308       $12,963       1,999       $22,648       1,660       $20,028       2,820       $28,556
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                      206         2,042         347         3,932         780         9,413         165         1,663
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (673)       (6,672)     (1,908)      (21,538)     (2,539)      (30,707)     (1,157)      (11,682)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)            841        $8,333         438        $5,042         (99)      $(1,266)      1,828       $18,537
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Six months ended 9/30/03
(000 Omitted)

Shares sold                        189        $1,897         617        $7,106         266        $3,277         690        $7,110
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                       14           139          43           490          49           599          51           523
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (129)       (1,298)       (452)       (5,171)       (570)       (6,948)       (493)       (5,045)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)             74          $738         208        $2,425        (255)      $(3,072)        248        $2,588
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03 (000 Omitted)
Shares sold                        469        $4,670       1,444       $16,373         776        $9,368       2,185       $22,167
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                       25           246          73           824         116         1,397          81           822
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (267)       (2,639)       (685)       (7,748)       (990)      (11,945)       (581)       (5,872)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)            227        $2,277         832        $9,449         (98)      $(1,180)      1,685       $17,117
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Six months ended 9/30/03
(000 Omitted)

Shares sold                                                  530        $6,098         528        $6,496
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                                 19           223          37           452
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                           (200)       (2,286)       (305)       (3,707)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                                                 349        $4,035         260        $3,241
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03 (000
Omitted)

Shares sold                                                  400        $4,541         819         9,887
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                                 30           334          67           811
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                           (140)       (1,591)       (318)       (3,843)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                                                 290        $3,284         568        $6,855
------------------------------------------------------------------------------------------------------------------------------------

                               SOUTH CAROLINA FUND          TENNESSEE FUND            VIRGINIA FUND           WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Six months ended 9/30/03
(000 Omitted)                  SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                      1,237       $15,596         850        $9,333         655        $7,611         471        $5,548
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                      147         1,848         124         1,353         334         3,888         171         2,008
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired               (1,086)      (13,653)       (491)       (5,343)     (1,375)      (15,962)       (890)      (10,460)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)            298        $3,791         483        $5,343        (386)      $(4,463)       (248)      $(2,904)
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03 (000
Omitted)

Shares sold                      1,548       $19,226       2,101       $22,622       1,591       $18,255       1,461       $17,040
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                      302         3,742         269         2,902         660         7,573         352         4,100
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired               (1,610)      (20,054)     (1,456)      (15,736)     (2,560)      (29,382)       (716)       (8,365)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)            240        $2,914         914        $9,788        (309)      $(3,554)      1,097       $12,775
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Six months ended 9/30/03
(000 Omitted)

Shares sold                        350        $4,415         117        $1,281         151        $1,767         127        $1,498
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                       39           485          26           287          22           255          19           227
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (291)       (3,647)       (309)       (3,375)       (236)       (2,746)       (280)       (3,286)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)             98        $1,253        (166)      $(1,807)        (63)        $(724)       (134)      $(1,561)
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03 (000 Omitted)

Shares sold                        611        $7,578         470        $5,054         449        $5,163         481        $5,590
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                       75           931          60           647          45           519          40           469
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (530)       (6,556)       (513)       (5,525)       (722)       (8,269)       (304)       (3,526)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)            156        $1,953          17          $176        (228)      $(2,587)        217        $2,533
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Six months ended 9/30/03
(000 Omitted)

Shares sold                                                                            167        $1,964
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                                                           15           175
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                     (136)       (1,575)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                                                                            46          $564
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03 (000 Omitted)

Shares sold                                                                            380        $4,367
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                                                           27           313
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                     (261)       (2,991)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                                                                           146        $1,689
------------------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each fund for the six months ended September 30, 2003, ranged from $359 to $1,195. The trust had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

SWAP AGREEMENTS

Interest Rate Swaps

                                                     NOTIONAL              CASH FLOWS
                                                 PRINCIPAL AMOUNT          RECEIVED BY          CASH FLOWS PAID       UNREALIZED
FUND                            EXPIRATION       OF CONTRACT (000)          THE FUND              BY THE FUND        DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Fund                                                      Floating -- 7 Day BMA
                                 11/15/04              2,000               Swap Index           Fixed -- 1.945%           $(18,371)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 10/31/12              1,000                X 78.875%             Swap Index                (2,678)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 12/18/12              2,000                X 78.75%              Swap Index                (6,121)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(27,170)
-----------------------------------------------------------------------------------------------------------------------------------
New York Fund                                                         Floating -- 7 Day BMA
                                 11/15/04              4,000               Swap Index           Fixed -- 1.945%           $(36,742)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 10/31/12              1,750                X 78.875%             Swap Index                (4,687)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 12/18/12              3,500                X 78.75%              Swap Index               (10,712)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(52,141)
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund                                                   Floating -- 7 Day BMA
                                 11/15/04              5,200               Swap Index           Fixed -- 1.945%           $(47,765)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR    Fixed -- 7 Day BMA
                                 10/31/12              4,000                X 78.875%             Swap Index               (10,713)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 12/18/12              8,100                X 78.75%              Swap Index               (24,790)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(83,268)
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                                     Floating -- 7 Day BMA
                                 11/15/04              1,800               Swap Index           Fixed -- 1.945%           $(16,534)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 10/31/12              1,000                X 78.875%             Swap Index                (2,678)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 12/18/12              2,000                X 78.75%              Swap Index                (6,121)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(25,333)
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Fund                                                   Floating -- 7 Day BMA
                                 11/15/04              4,000               Swap Index           Fixed -- 1.945%           $(36,742)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 10/31/12              1,650                X 78.875%             Swap Index                (4,419)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 12/18/12              3,400                X 78.75%              Swap Index               (10,406)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(51,567)
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee Fund                                                        Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 10/31/12              1,400                X 78.875%             Swap Index               $(3,750)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 12/18/12              2,800                X 78.75%              Swap Index                (8,569)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(12,319)
-----------------------------------------------------------------------------------------------------------------------------------

Virginia Fund                                                         Floating -- 7 Day BMA
                                 11/15/04              4,000               Swap Index           Fixed -- 1.945%           $(36,743)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 10/31/12              3,400                X 78.875%             Swap Index                (9,106)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 12/18/12              6,900                X 78.75%              Swap Index               (21,117)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(66,966)
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Fund                                                    Floating -- 7 Day BMA
                                 11/15/04              3,750               Swap Index           Fixed -- 1.945%           $(34,446)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 10/31/12              1,500                X 78.875%             Swap Index                (4,018)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Floating -- 3M LIBOR   Floating -- 7 Day BMA
                                 12/18/12              3,000                X 78.75%              Swap Index                (9,181)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(47,645)
-----------------------------------------------------------------------------------------------------------------------------------

Rate Lock Swaps

Description - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.04% coupon maturing on 10/14/14 priced at a yield to maturity equal to the Municipal Market Data (MMD) general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Pennsylvania Fund                                   2,000            (80,955)
--------------------------------------------------------------------------------
South Carolina Fund                                 3,000           (121,433)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.22% coupon maturing on 10/1/16 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Mississippi Fund                                    2,250            (93,606)
--------------------------------------------------------------------------------
New York Fund                                       2,900           (120,648)
--------------------------------------------------------------------------------
Tennessee Fund                                      2,000            (83,205)
--------------------------------------------------------------------------------
Virginia Fund                                       5,750           (239,216)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.39% coupon maturing on 10/1/18 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

North Carolina Fund                                 6,000           (240,633)
--------------------------------------------------------------------------------
West Virginia Fund                                  2,500           (100,263)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating October 8, 2003 to pay the difference between the notional value and the market value of a bond with a 4.54% coupon maturing on 10/8/20 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Pennsylvania Fund                                   1,000            (30,871)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating October 16, 2003 to pay the difference between the notional value and the market value of a bond with a 4.65% coupon maturing on 10/16/18 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Mississippi Fund                                      700            (47,249)
--------------------------------------------------------------------------------
New York Fund                                       1,400            (94,499)
--------------------------------------------------------------------------------
North Carolina Fund                                 3,400           (229,498)
--------------------------------------------------------------------------------
Pennsylvania Fund                                     850            (57,374)
--------------------------------------------------------------------------------
South Carolina Fund                                 1,350            (91,124)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating November 12, 2003 to pay the difference between the notional value and the market value of a bond with a 3.47% coupon maturing on 11/12/13 priced at a yield to maturity equal to the MMD general obligation yield curve for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           APPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

New York Fund                                       2,000             11,506
--------------------------------------------------------------------------------
Pennsylvania Fund                                   3,000             17,259
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating November 12, 2003 to pay the difference between the notional value and the market value of a bond with a 4.9% coupon maturing on 11/12/23 priced at a yield to maturity equal to the MMD general obligation yield curve for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

North Carolina Fund                                12,000           (538,185)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating December 3, 2003 to pay the difference between the notional value and the market value of a bond with a 4.248% coupon maturing on 12/3/23 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           APPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Mississippi Fund                                    1,000             44,707
--------------------------------------------------------------------------------
Pennsylvania Fund                                   3,000            134,120
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating December 9, 2003 to pay the difference between the notional value and the market value of a bond with a 3.46% coupon maturing on 12/9/15 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           APPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Mississippi Fund                                    1,500             48,741
--------------------------------------------------------------------------------
New York Fund                                       1,500             48,741
--------------------------------------------------------------------------------
North Carolina Fund                                 2,000             64,988
--------------------------------------------------------------------------------
Pennsylvania Fund                                     850             27,620
--------------------------------------------------------------------------------
South Carolina Fund                                 1,500             48,741
--------------------------------------------------------------------------------
Tennessee Fund                                      1,000             32,494
--------------------------------------------------------------------------------
Virginia Fund                                       2,500             81,235
--------------------------------------------------------------------------------
West Virginia Fund                                  2,650             86,109
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating December 10, 2003 to pay the difference between the notional value and the market value of a bond with a 4.78% coupon maturing on 12/10/23 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Mississippi Fund                                      750            (18,596)
--------------------------------------------------------------------------------
New York Fund                                       1,000            (24,794)
--------------------------------------------------------------------------------
North Carolina Fund                                 2,500            (61,985)
--------------------------------------------------------------------------------
Pennsylvania Fund                                     750            (18,596)
--------------------------------------------------------------------------------
South Carolina Fund                                 1,000            (24,794)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating January 7, 2004 to pay the difference between the notional value and the market value of a bond with a 4.285% coupon maturing on 1/7/19 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Mississippi Fund                                      200             (2,578)
--------------------------------------------------------------------------------
New York Fund                                         350             (4,511)
--------------------------------------------------------------------------------
North Carolina Fund                                   800            (10,311)
--------------------------------------------------------------------------------
Pennsylvania Fund                                     200             (2,578)
--------------------------------------------------------------------------------
South Carolina Fund                                   350             (4,511)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating January 14, 2004 to pay the difference between the notional value and the market value of a bond with a 4.029% coupon maturing on 1/14/16 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

New York Fund                                       1,750            (19,797)
--------------------------------------------------------------------------------
South Carolina Fund                                 1,500            (16,969)
--------------------------------------------------------------------------------
Tennessee Fund                                      1,250            (14,141)
--------------------------------------------------------------------------------
Virginia Fund                                       2,500            (28,282)
--------------------------------------------------------------------------------
West Virginia Fund                                  1,500            (16,969)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating January 15, 2004 to pay the difference between the notional value and the market value of a bond with a 4.029% coupon maturing on 1/15/16 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

New York Fund                                       1,750            (19,627)
--------------------------------------------------------------------------------
South Carolina Fund                                 1,500            (16,823)
--------------------------------------------------------------------------------
Tennessee Fund                                      1,250            (14,019)
--------------------------------------------------------------------------------
Virginia Fund                                       2,500            (28,038)
--------------------------------------------------------------------------------
West Virginia Fund                                  1,500            (16,823)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating January 20, 2004 to pay the difference between the notional value and the market value of a bond with a 4.403% coupon maturing on 1/20/19 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Pennsylvania Fund                                   1,000            (24,393)
--------------------------------------------------------------------------------
South Carolina Fund                                 1,000            (24,393)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating February 11, 2004 to pay the difference between the notional value and the market value of a bond with a 4.35% coupon maturing on 2/11/19 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Mississippi Fund                                      750            (12,023)
--------------------------------------------------------------------------------
New York Fund                                       1,000            (16,030)
--------------------------------------------------------------------------------
North Carolina Fund                                 2,000            (32,061)
--------------------------------------------------------------------------------
Pennsylvania Fund                                     675            (10,820)
--------------------------------------------------------------------------------
South Carolina Fund                                 1,000            (16,031)
--------------------------------------------------------------------------------
West Virginia Fund                                    845            (13,546)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating March 2, 2004 to pay the difference between the notional value and the market value of a bond with a 5.179% coupon maturing on 3/2/24 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                            NOTIONAL PRINCIPAL       UNREALIZED
                                                AMOUNT OF           DEPRECIATION
FUND                                          CONTRACT (000)            ($)
--------------------------------------------------------------------------------

Pennsylvania Fund                                   1,000            (66,981)
--------------------------------------------------------------------------------

Total Unrealized Appreciation (Depreciation) on Rate Lock Swaps

                                                                     UNREALIZED
                                                                    DEPRECIATION
FUND                                                                    ($)
--------------------------------------------------------------------------------

Mississippi Fund                                                        (80,604)
--------------------------------------------------------------------------------
New York Fund                                                          (239,659)
--------------------------------------------------------------------------------
North Carolina Fund                                                  (1,047,685)
--------------------------------------------------------------------------------
Pennsylvania Fund                                                      (113,569)
--------------------------------------------------------------------------------
South Carolina Fund                                                    (267,337)
--------------------------------------------------------------------------------
Tennessee Fund                                                          (78,871)
--------------------------------------------------------------------------------
Virginia Fund                                                          (214,301)
--------------------------------------------------------------------------------
West Virginia Fund                                                      (61,492)
--------------------------------------------------------------------------------

At September 30, 2003, the funds had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

Each fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 2003, the funds owned the following restricted securities, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered.. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                           DATE OF       SHARE/PAR
FUND                          DESCRIPTION                              ACQUISITION          AMOUNT            COST            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Fund              Commonwealth of Puerto Rico, RITES, FGIC,
                                9.29s, 2016                                 8/5/02       3,110,000      $4,023,905       $4,162,175
-----------------------------------------------------------------------------------------------------------------------------------
                              Guam Power Authority Rev., RITES, AMBAC
                                8.636s, 2013                               5/20/99       1,000,000       1,072,720        1,227,940
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Municipal Finance Agency,
                                RITES, FSA, 9.145s, 2017                    1/6/00         750,000         703,620          928,170
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Public Finance Corp., RITES,
                                AMBAC, 8.915s, 2013                        9/30/99         500,000         509,110          653,940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,972,225
--------------------------------------------------------------------------------------------------
New York Fund                 Commonwealth of Puerto Rico, ROLs, XLCA
                                9.756s, 2017                              10/22/01       1,350,000      $1,634,526       $1,777,680
-----------------------------------------------------------------------------------------------------------------------------------
                              Guam Power Authority Rev., RITES, AMBAC
                                9.198s, 2014                               5/20/99         500,000         531,950          609,360
-----------------------------------------------------------------------------------------------------------------------------------
                              Niagara Falls, NY, Bridge Commission Toll
                                Rev., RITES, FGIC, 9.178s, 2015            5/21/99       3,500,000       3,755,920        4,498,060
-----------------------------------------------------------------------------------------------------------------------------------
                              Triborough Bridge & Tunnel Authority Rev.,
                                NY, RITES, 9.668s, 2017                    4/18/00       5,000,000       5,018,300        6,606,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,491,300
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund           Commonwealth of Puerto Rico, Highway &
                                Transportation Authority Rev., RITES, FSA,
                                10.708s, 2018                              2/26/99       5,425,000      $7,037,418       $7,823,826
-----------------------------------------------------------------------------------------------------------------------------------
                              North Carolina Eastern Municipal Power
                                Agency, RITES, AMBAC, 10.659s, 2018        5/26/00       6,500,000       6,552,130        9,190,480
-----------------------------------------------------------------------------------------------------------------------------------
                              North Carolina Municipal Power Agency, ROLs,
                                MBIA, 9.299s, 2019                          3/3/03       5,000,000       5,726,600        5,768,500
-----------------------------------------------------------------------------------------------------------------------------------
                              North Carolina Municipal Power Agency, ROLs,
                                9.299s, 2020                                3/3/03       3,000,000       3,376,680        3,456,360
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Public Finance Corp., RITES,
                                AMBAC, 9.458s, 2016                        9/30/99       1,500,000       1,471,890        1,967,490
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $28,206,656
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund             Commonwealth of Puerto Rico, ROLs, FGIC,
                                9.846s, 2015                              8/5/2002       1,000,000      $1,292,920       $1,337,780
-----------------------------------------------------------------------------------------------------------------------------------
                              Commonwealth of Puerto Rico, ROLs, XLCA
                                9.756s, 2017                            10/22/2001       1,000,000       1,210,760        1,316,800
-----------------------------------------------------------------------------------------------------------------------------------
                              Commonwealth of Puerto Rico, Highway &
                                Transportation ROLs, MBIA, 9.846s, 2020  4/25/2003       1,500,000       1,969,560        1,989,300
-----------------------------------------------------------------------------------------------------------------------------------
                              Guam Power Authority Rev., RITES, AMBAC,
                                9.198s, 2014                            5/20/1999       2,170,000       2,308,663        2,644,622
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Public Finance Corp., RITES,
                                AMBAC, 9.458s, 2013                      9/30/1999         500,000         509,110          653,940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,942,442
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Fund           Commonwealth of Puerto Rico, RITES,
                                9.78s, 2018                                10/5/00       2,000,000      $2,066,433       $2,521,560
-----------------------------------------------------------------------------------------------------------------------------------
                              Commonwealth of Puerto Rico, RITES,
                              9.78s, 2019                                  10/5/00       1,750,000       1,794,108        2,183,160
-----------------------------------------------------------------------------------------------------------------------------------
                              Commonwealth of Puerto Rico, RITES, MBIA,
                                10.28s, 2020                               3/30/00       2,000,000       2,043,232        2,728,920
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Electric Power Authority,
                                RITES, FSA, 9.207s, 2015                   9/30/99       1,000,000         976,500        1,183,780
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Municipal Finance Agency,
                                RITES, FSA, 10.831s, 2016                   1/6/00         850,000         882,124        1,145,885
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Public Finance Corp., RITES,
                                AMBAC, 9.507s, 2013                        9/30/99       1,375,000       1,398,793        1,798,335
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Public Finance Corp., RITES,
                                AMBAC, 9.507s, 2019                        3/31/99       1,300,000       1,470,326        1,696,526
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,258,166
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Fund                 Guam Power Authority Rev., RITES, AMBAC,
                                9.198s, 2015                               5/20/99       1,010,000      $1,058,642       $1,230,907
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Electric Power Authority,
                                RITES, FSA, 10.228s, 2017                  8/28/00       2,500,000       2,770,600        3,452,750
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Electric Power Authority,
                                RITES, FSA, 9.978s, 2019                   8/28/00       1,270,000       1,345,006        1,603,629
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Electric Power Authority,
                                RITES, FSA, 9.328s, 2020                   8/28/00       1,250,000       1,240,075        1,451,700
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Municipal Finance Agency,
                                RITES, FSA, 10.781s, 2016                   1/6/00       1,105,000       1,148,670        1,489,651
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Municipal Finance Agency,
                                RITES, FSA, 9.773s, 2017                    1/6/00         615,000         576,968          761,099
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Public Finance Corp.,
                                RITES, AMBAC, 9.458s, 2013                 9/30/99       2,000,000       2,036,440        2,615,760
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Public Finance Corp.,
                                RITES, AMBAC, 9.458s, 2016                 3/31/99         500,000         560,030          655,830
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,261,326
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Fund            Commonwealth of Puerto Rico, Public
                                Improvement, RITES, MBIA, 10.228s, 2019    3/30/00       3,000,000      $3,090,720       $4,093,380
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Municipal Finance Agency,
                                RITES, FSA, 9.773s, 2017                    1/6/00         900,000         844,344        1,113,804
-----------------------------------------------------------------------------------------------------------------------------------
                              West Virginia Building Commission, "A",
                                RITES, AMBAC, 9.379s, 2018                  5/5/99       4,520,000       4,888,561        5,806,482
-----------------------------------------------------------------------------------------------------------------------------------
                              West Virginia Building Commission, "B",
                                RITES, AMBAC, 9.379s, 2018                  5/5/99       1,250,000       1,351,925        1,605,775
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,619,441
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2003, restricted securities constituted the following percentages of each fund's net assets:

    MISSISSIPPI          NEW YORK        NORTH CAROLINA      PENNSYLVANIA      SOUTH CAROLINA        VIRGINIA       WEST VIRGINIA
       FUND                FUND               FUND               FUND               FUND               FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
       6.8%                6.9%               7.0%               6.4%               7.7%               3.9%              8.1%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Municipal Series
Trust, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherrat and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002.
Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

Name, age, position with Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES                                      OFFICERS

JEFFREY L. SHAMES(2) (born 06/02/55)                     JOHN W. BALLEN (born 09/12/59)
Chairman                                                 Trustee and President
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Chief
                                                         Executive Officer and Director
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                    JAMES R. BORDEWICK, JR. (born 03/06/59)
Massachusetts Financial Services Company, Chief          Assistant Secretary and Assistant Clerk
Executive Officer and Director                           Massachusetts Financial Services Company, Senior
                                                         Vice President and Associate General Counsel
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  STEPHEN E. CAVAN (born 11/06/53)
Massachusetts Financial Services Company,                Secretary and Clerk
President, Chief Investment Officer and Director         Massachusetts Financial Services Company, Senior
                                                         Vice President, General Counsel and Secretary
INDEPENDENT TRUSTEES
                                                         STEPHANIE A. DESISTO (born 10/01/53)
LAWRENCE H. COHN, M.D. (born 03/11/37)                   Assistant Treasurer
Trustee                                                  Massachusetts Financial Services Company, Vice
Brigham and Women's Hospital, Chief of Cardiac           President (since April 2003); Brown Brothers
Surgery; Harvard Medical School, Professor of            Harriman & Co., Senior Vice President (November
Surgery                                                  2002 to April 2003); ING Groep N.V./Aeltus
                                                         Investment Management, Senior Vice President
WILLIAM R. GUTOW (born 09/27/41)                         (prior to November 2002)
Trustee
Private investor and real estate consultant;             ROBERT R. FLAHERTY (born 09/18/63)
Capitol Entertainment Management Company (video          Assistant Treasurer
franchise), Vice Chairman                                Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
J. ATWOOD IVES (born 05/01/36)                           Senior Vice President (prior to August 2000)
Trustee
Private investor; KeySpan Corporation (energy            RICHARD M. HISEY (born 08/29/58)
related services), Director; Eastern Enterprises         Treasurer
(diversified services company), Chairman, Trustee        Massachusetts Financial Services Company, Senior
and Chief Executive Officer (until November 2000)        Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
ABBY M. O'NEILL (born 04/27/28)                          July 2002); Lexington Global Asset Managers, Inc.,
Trustee                                                  Executive Vice President and Chief Financial
Private investor; Rockefeller Financial Services,        Officer (prior to September 2000); Lexington
Inc. (investment advisers), Chairman and Chief           Funds, Treasurer (prior to September 2000)
Executive Officer
                                                         ELLEN MOYNIHAN (born 11/13/57)
LAWRENCE T. PERERA (born 06/23/35)                       Assistant Treasurer
Trustee                                                  Massachusetts Financial Services Company, Vice
Hemenway & Barnes (attorneys), Partner                   President

WILLIAM J. POORVU (born 04/10/35)                        JAMES O. YOST (born 06/12/60)
Trustee                                                  Assistant Treasurer
Private investor; Harvard University Graduate            Massachusetts Financial Services Company, Senior
School of Business Administration, Class of 1961         Vice President
Adjunct Professor in Entrepreneurship Emeritus;
CBL & Associates Properties, Inc. (real estate
investment trust), Director

J. DALE SHERRATT (born 09/23/38)
Trustee
Insight Resources, Inc. (acquisition planning
specialists), President; Wellfleet Investments
(investor in health care companies), Managing
General Partner (since 1993); Cambridge
Nutraceuticals (professional nutritional
products), Chief Executive Officer (until May
2001)

ELAINE R. SMITH (born 04/25/46)
Trustee
Independent health care industry consultant

WARD SMITH (born 09/13/30)
Trustee
Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").

  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson(1)
Geoffrey L. Schechter(1)

CUSTODIANS
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

MFS FAMILY OF FUNDS(R)

More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

VARIABLE ANNUITIES

A selection of annuity products with advantages for building and preserving wealth

MFS 401(k) AND IRA SUITES

Retirement plans for businesses and individuals

MFS COLLEGE SAVINGS PLANS

Investment products to help meet education expenses

MFS PRIVATE PORTFOLIO SERVICES

Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http:// www.sec.gov.

INVESTOR SERVICE

Write to us at:

MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                            MSTB-SEM-11/03  58M

MFS(R) Mutual Funds
SEMIANNUAL REPORT 9/30/03

MFS(R) MUNICIPAL SERIES TRUST
For the States of: Alabama,
Arkansas, California, Florida,
Georgia, Maryland, Massachusetts

[graphic omitted]

A parth for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms
o share balances and transactional history with us, our affiliates, or others
o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE   NOT A DEPOSIT
                  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MUNICIPAL SERIES TRUST

The investment objective of each fund is to seek current income exempt from federal income taxes and personal income tax, if any, of the state to which its name refers.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          15
----------------------------------------------------
FINANCIAL STATEMENTS                              51
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     76
----------------------------------------------------
TRUSTEES AND OFFICERS                             90
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      91
----------------------------------------------------
CONTACT INFORMATION                               92
----------------------------------------------------
ASSET ALLOCATION                                  93

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

[Photo of Jeffrey L. Shames]

Dear Shareholders,

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum.
Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     October 21, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

Which means, when you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

  o global asset management expertise across all asset classes
  o time-tested money management process for pursuing consistent results
  o full spectrum of investment products backed by MFS Original Research(R)
  o resources and services that match real-life needs

INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

  o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans
  o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products
  o analyzing financial statements and balance sheets
  o talking extensively with companies' customers and competitors
  o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

For the six-month period as a whole, long-term municipal interest rates were virtually unchanged, while rates on shorter-maturity issues (maturities of less than 15 years) declined modestly. Those facts, however, belie the tremendous volatility in the bond market over that time. In early 2003 and into the first half of the period, we saw a confluence of factors that were positive for bond prices. Geopolitical uncertainty, the hangover from corporate scandals in 2002, and a weak U.S. economy were among the factors that prompted a "flight to quality" by many investors and pushed interest rates down to four-decade lows by spring 2003.

In late June, however, the bond market reversed direction as fixed-income investors became concerned that the economic recovery was accelerating faster than expected. Although stocks had been rising since late March, the catalyst for the bond market appeared to be the Federal Reserve Board's decision on June 25 to lower rates by one-quarter percent rather than one-half percent as many investors had expected. From that date through the end of August, bond rates rose sharply. Rates came back down slightly in the final weeks of the period.

Municipal bonds in general slightly outperformed Treasuries over the period, as municipal bond yields were largely unchanged or modestly lower, while Treasury yields were generally higher across the yield curve. (The principal value and interest on U.S. Treasury securities are guaranteed by the U.S. government if held to maturity.)

HOW WE MANAGE THE FUNDS

All of the MFS state municipal funds are managed with a common investment strategy. There are four key elements to our management strategy: duration, yield curve positioning, credit quality, and sector allocation.

DURATION is a measure of a fund's sensitivity to changes in interest rates. In most market environments, we strive to be neutral in duration relative to our Lipper peers, as we believe that trying to predict the direction of interest rates is a relatively risky investment strategy. However, at times when we believe that interest rates have become excessively low - as we felt they did over the period - and may be about to reverse direction, we may try to protect a fund's principal by making the fund modestly short on duration relative to its Lipper peers.

A YIELD CURVE for bonds shows the relationship between yield and time to maturity. In a majority of market environments, longer-maturity bonds offer higher yields but are more exposed to duration risk - the risk that a change in interest rates may adversely affect a bond's price. In managing the funds, we try to pick what we believe is the optimal spot on the yield curve - a time to maturity that optimizes the combination of yield and risk. Our research for some time has indicated that the 15- to 20-year part of the yield curve is that optimal spot. For example, in our experience, a 20-year bond typically has paid 98% of the yield of a similar 30-year bond but carried only 75%-80% of the duration risk of that 30-year bond. For that reason, the funds have tended to be overweighted in bonds with maturities in the 15- to 20-year range.

CREDIT QUALITY refers to the perceived ability of a bond issuer to make interest payments and repay a bond's principal. Major credit-rating agencies rate bonds on a scale that usually runs from "AAA" down to "BBB" for investment-grade bonds, and "BB" and below for lower-quality, noninvestment-grade or so-called "junk" bonds. In general, lower-rated bonds pay higher rates of interest to compensate investors for taking on additional risk. The funds historically have focused on using our bottom-up research to seek out bonds that offer higher yields than average "AAA"-rated insured bonds, yet also offer what we believe is reasonable safety of principal and interest payments to maturity.

SECTOR ALLOCATION refers to a fund's weightings in various types of municipal bond issues, including bonds from industries such as health care, utilities, and airlines. Our research analysts constantly seek out sectors, and individual bonds within those sectors, that we believe will benefit in a given market environment.

FACTORS THAT AFFECTED PERFORMANCE

For the six-month period ended September 30, 2003, the following charts indicate the effects of the four factors mentioned above on individual fund performance. Note that these factors may affect fund performance in different ways during other periods, depending on market conditions.

The first chart depicts performance relative to the fund's benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index).

  o The DURATION column indicates that the fund's duration had a positive effect ("pos"), a negative effect ("neg"), or no meaningful contribution to relative performance ("neutral"). For the period, all of the funds were short on duration, relative to the Lehman Index, in anticipation of rising rates. Because short- term interest rates fell slightly while long-term rates were relatively stable, being short on duration modestly hurt performance of all the funds.

  o YIELD CURVE indicates the effect of the fund's yield curve positioning on performance. Over the period, bonds in the middle part of the yield curve -- 10 to 20 years to maturity -- saw the strongest performance. For that reason, the funds' overweighting in the 15- to 20-year area, relative to the Lehman Index, helped performance of all funds.

  o The average CREDIT QUALITY of most of the funds was similar to that of the Lehman Index over the period. The effect of credit quality on relative performance was therefore neutral. The Massachusetts fund, however, was overweighted in higher-quality bonds, which outperformed over the period. For that fund, credit quality had a positive effect on relative performance. Conversely, the Maryland fund was underweighted in higher-quality bonds, and that underweighting hurt relative performance.

  o In the area of SECTOR ALLOCATION, funds that were overweighted in credit-enhanced, or insured, bonds saw a positive effect on relative performance. Insured bonds generally pay a lower rate of interest but have a high credit rating because the payment of interest and principal is guaranteed by a highly rated insurance firm as well as by the original issuer. Most of the insured bonds in the portfolios are "AAA" rated.

KEY FACTORS IN FUND PERFORMANCE RELATIVE TO BENCHMARK
(THE LEHMAN BROTHERS MUNICIPAL BOND INDEX)

-----------------------------------------------------------------------------
                                 YIELD         CREDIT             SECTOR
 STATE FUND      DURATION        CURVE         QUALITY          ALLOCATION
-----------------------------------------------------------------------------
ALABAMA              neg           pos          neutral              pos
-----------------------------------------------------------------------------
ARKANSAS             neg           pos          neutral            neutral
-----------------------------------------------------------------------------
CALIFORNIA           neg           pos          neutral              neg
-----------------------------------------------------------------------------
FLORIDA              neg           pos          neutral              pos
-----------------------------------------------------------------------------
GEORGIA              neg           pos          neutral              pos
-----------------------------------------------------------------------------
MARYLAND             neg           pos            neg                pos
-----------------------------------------------------------------------------
MASSACHUSETTS        neg           pos            pos              neutral
-----------------------------------------------------------------------------

The second chart depicts performance relative to each fund's Lipper peer group, which consists of other state municipal funds within the same state or group of states. (Please see the Performance Summary for each fund's actual Lipper category.)

  o Funds that had a positive DURATION effect were somewhat longer in duration (more sensitive to interest rate changes) than their peers and benefited from the modest decline in short-term interest rates. Conversely, funds that were negatively affected by duration were short relative to their peers and benefited less, or not at all, from the fall in rates. Neutral indicates no meaningful effect on performance relative to a fund's peers.

  o As mentioned earlier, the intermediate part of the YIELD CURVE saw the strongest performance over the period. Funds that were overweighted in that part of the curve, relative to their peers, saw a benefit from yield curve positioning. Funds that were underweighted in that area were hurt by their positioning on the curve.

  o As with performance against the Lehman Index, an overweighting in bonds of higher CREDIT QUALITY was positive for performance, while an underweighting in that area hurt relative performance.

  o Credit-enhanced (insured) bonds were among the strongest performers over the period. Funds that were overweighted in this SECTOR, relative to their peers, saw a positive effect on performance.

KEY FACTORS IN FUND PERFORMANCE
RELATIVE TO LIPPER PEER GROUPS (OTHER FUNDS IN SAME STATE)

-----------------------------------------------------------------------------
                                 YIELD         CREDIT             SECTOR
 STATE FUND      DURATION        CURVE         QUALITY          ALLOCATION
-----------------------------------------------------------------------------
ALABAMA            neutral         pos          neutral            neutral
-----------------------------------------------------------------------------
ARKANSAS             pos           pos            neg                pos
-----------------------------------------------------------------------------
CALIFORNIA         neutral       neutral        neutral            neutral
-----------------------------------------------------------------------------
FLORIDA            neutral         neg          neutral              pos
-----------------------------------------------------------------------------
GEORGIA            neutral       neutral          neg              neutral
-----------------------------------------------------------------------------
MARYLAND             neg           pos          neutral              pos
-----------------------------------------------------------------------------
MASSACHUSETTS        neg           neg          neutral            neutral
-----------------------------------------------------------------------------

 /s/ Michael L. Dawson                    /s/ Geoffrey L. Schechter

     Michael L. Dawson                        Geoffrey L. Schechter
     Portfolio Manager                        Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03     MFS(R) ALABAMA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for each fund over the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state-specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brothers Municipal Bond Index, a broad measure of the municipal bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

  Share class     Inception date     6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             2/1/1990         --      3.78%    7.55%    5.40%    5.61%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.91%    6.72%    4.59%    4.79%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Alabama municipal debt
fund+                                2.68%    3.82%    7.16%    4.62%    4.96%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                               2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

------------------------------------------------------------------------------
       A                              --     -1.15%    5.82%    4.38%    5.10%
------------------------------------------------------------------------------
       B                              --     -1.05%    5.83%    4.26%    4.79%
------------------------------------------------------------------------------

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                             2.83%    3.78%   24.41%   30.06%   72.67%
------------------------------------------------------------------------------
       B                             2.35%    2.91%   21.53%   25.16%   59.65%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03    MFS(R) ARKANSAS MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

  Share class     Inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             2/3/1992         --      3.18%    7.48%    5.30%    5.24%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.34%    6.63%    4.50%    4.38%
------------------------------------------------------------------------------

Comparative Benchmarks

----------------------
Average annual
----------------------

------------------------------------------------------------------------------
Average "other state"
municipal debt fund+                 2.01%    2.39%    6.21%    4.17%    4.73%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                          2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

------------------------------------------------------------------------------
       A                              --     -1.72%    5.75%    4.28%    4.73%
------------------------------------------------------------------------------
       B                              --     -1.61%    5.74%    4.16%    4.38%
------------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
       A                             2.22%    3.18%   24.17%   29.47%   66.60%
------------------------------------------------------------------------------
       B                             1.80%    2.34%   21.24%   24.63%   53.47%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03    MFS(R) CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

  Share class     Inception date    6-mo     1-yr     3-yr     5-yr     10-yr

------------------------------------------------------------------------------
       A            6/18/1985         --      2.01%    6.94%    4.98%    5.31%
------------------------------------------------------------------------------
       B             9/7/1993         --      1.37%    6.16%    4.19%    4.43%
------------------------------------------------------------------------------
       C             1/3/1994         --      1.11%    6.03%    4.06%    4.35%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average California municipal debt
fund+                                1.93%    1.60%    6.07%    4.25%    5.20%
------------------------------------------------------------------------------

Lehman Brothers Municipal Bond
Index#                               2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
       A                              --     -2.83%    5.22%    3.96%    4.80%
------------------------------------------------------------------------------
       B                              --     -2.53%    5.26%    3.85%    4.43%
------------------------------------------------------------------------------
       C                              --      0.13%    6.03%    4.06%    4.35%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
       A                             1.90%    2.01%   22.29%   27.49%   67.76%
------------------------------------------------------------------------------
       B                             1.66%    1.37%   19.63%   22.76%   54.31%
------------------------------------------------------------------------------
       C                             1.44%    1.11%   19.19%   22.00%   53.11%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03    MFS(R) FLORIDA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

  Share class     Inception date    6-mo     1-yr     3-yr     5-yr     10-yr

------------------------------------------------------------------------------
       A             2/3/1992         --      3.26%    7.43%    5.04%    5.00%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.42%    6.57%    4.20%    4.12%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Florida municipal
debt fund+                           1.98%    2.77%    6.52%    4.21%    4.97%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                          2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
       A                              --     -1.65%    5.70%    4.03%    4.49%
------------------------------------------------------------------------------
       B                              --     -1.52%    5.68%    3.86%    4.12%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
       A                             2.52%    3.26%   23.98%   27.89%   62.91%
------------------------------------------------------------------------------
       B                             2.10%    2.42%   21.03%   22.84%   49.69%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03     MFS(R) GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

  Share class     Inception date    6-mo     1-yr     3-yr     5-yr     10-yr

------------------------------------------------------------------------------
       A             6/6/1988         --      2.88%    7.38%    5.01%    5.10%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.12%    6.57%    4.22%    4.30%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Georgia municipal
debt fund+                           2.51%    2.93%    6.81%    4.45%    5.06%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                          2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
       A                              --     -2.00%    5.65%    3.99%    4.59%
------------------------------------------------------------------------------
       B                              --     -1.82%    5.68%    3.88%    4.30%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
       A                             2.32%    2.88%   23.81%   27.66%   64.51%
------------------------------------------------------------------------------
       B                             1.94%    2.12%   21.04%   22.95%   52.37%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 9/30/03    MFS(R) MARYLAND MUNICIPAL BOND FUND
------------------------------------------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

  Share class     Inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A            10/31/1984        --      3.55%    7.38%    4.89%    4.99%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.88%    6.66%    4.21%    4.29%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Maryland municipal
debt fund+                           2.02%    2.82%    6.48%    4.35%    4.91%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                          2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
       A                              --     -1.37%    5.65%    3.87%    4.48%
------------------------------------------------------------------------------
       B                              --     -1.08%    5.77%    3.87%    4.29%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
       A                             2.60%    3.55%   23.82%   26.96%   62.77%
------------------------------------------------------------------------------
       B                             2.27%    2.88%   21.34%   22.93%   52.24%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY FUND THROUGH 9/30/03    MFS(R) MASSACHUSETTS MUNICIPAL BOND
------------------------------------------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

  Share class     Inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             4/9/1985         --      3.04%    7.44%    4.98%    5.17%
------------------------------------------------------------------------------
       B             9/7/1993         --      2.46%    6.80%    4.32%    4.48%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks

------------------------------------------------------------------------------
Average Massachusetts municipal
debt fund+                           2.19%    2.63%    6.88%    4.46%    5.11%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                          2.66%    3.89%    7.71%    5.67%    6.03%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
       A                              --     -1.85%    5.71%    3.96%    4.66%
------------------------------------------------------------------------------
       B                              --     -1.48%    5.92%    3.98%    4.48%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
       A                             2.18%    3.04%   24.03%   27.52%   65.52%
------------------------------------------------------------------------------
       B                             1.85%    2.46%   21.84%   23.53%   54.98%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND RISK CONSIDERATIONS
-------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%.

For those funds listed above that offer Class C shares, Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC.

Performance for share classes initially offered after Class A shares includes the performance of the funds' Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

A small portion of income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

If you are not a resident of the state to which the fund is targeted, the state tax exemption will not apply.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

By concentrating in one state, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting that state than is a portfolio that invests more broadly.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO  OF INVESTMENTS (Unaudited) - 9/30/03    MFS(R) ALABAMA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.6%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Alabama Docks Department Facilities Rev.,
Revenue - 3.2%                     MBIA, 5.375s, 2017                                        $1,000                $1,082,830
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Docks Department Facilities Rev.,
                                   MBIA, 5.5s, 2022                                           1,000                 1,092,950
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Port Authority Docks Facility,
                                   MBIA, 5.25s, 2026                                          1,000                 1,029,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,204,780
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 9.8%                     Birmingham, AL, Series A, FSA, 5.5s, 2013                 $1,140                $1,322,343
-----------------------------------------------------------------------------------------------------------------------------
                                   Hoover, AL, Series B, 6s, 2017                               500                   567,215
-----------------------------------------------------------------------------------------------------------------------------
                                   Houston County, AL, AMBAC, 6.25s, 2019                       750                   887,408
-----------------------------------------------------------------------------------------------------------------------------
                                   Huntsville, AL, School Warrants, Series F,
                                   5s, 2012                                                   1,000                 1,100,930
-----------------------------------------------------------------------------------------------------------------------------
                                   Huntsville, AL, Series A, 5.5s, 2020                       1,000                 1,059,840
-----------------------------------------------------------------------------------------------------------------------------
                                   Mobile County, AL, 6s, 2014                                1,345                 1,571,632
-----------------------------------------------------------------------------------------------------------------------------
                                   Russell County, AL, Warrants, Series A,
                                   AMBAC, 5s, 2017                                            1,000                 1,079,260
-----------------------------------------------------------------------------------------------------------------------------
                                   Saraland, AL, Warrants, MBIA, 5.25s, 2012                  1,000                 1,117,600
-----------------------------------------------------------------------------------------------------------------------------
                                   Tuscaloosa, AL, 5.7s, 2018                                 1,000                 1,116,060
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $9,822,288
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement  Birmingham, AL, Refunding & Capital
- 7.2%                             Improvement, Series B, AMBAC,
                                   5.25s, 2022                                               $1,000                $1,067,660
-----------------------------------------------------------------------------------------------------------------------------
                                   Birmingham, AL, Series A, 5.75s, 2017                      1,000                 1,147,440
-----------------------------------------------------------------------------------------------------------------------------
                                   Birmingham, AL, Series B, 5.75s, 2019                      2,000                 2,251,900
-----------------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, Capital Improvement
                                   & Refunding Warrants, Series A, MBIA, 5s, 2023             1,000                 1,030,870
-----------------------------------------------------------------------------------------------------------------------------
                                   Montgomery, AL, MBIA, 5.1s, 2021                           1,005                 1,052,496
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 9.773s, 2017(++)+                                500                   618,780
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $7,169,146
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Alabama Public School & College, Capital
Schools - 6.9%                     Improvement, FSA, 5.125s, 2013                            $1,000                $1,105,370
-----------------------------------------------------------------------------------------------------------------------------
                                   Bessemer, AL, AMBAC, 5.5s, 2020                            2,015                 2,207,654
-----------------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, FSA, 5.5s, 2020                      1,750                 1,908,358
-----------------------------------------------------------------------------------------------------------------------------
                                   Phenix City, AL, AMBAC, 5.65s, 2021                        1,500                 1,655,175
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,876,557
-----------------------------------------------------------------------------------------------------------------------------
Health/Hospitals - 15.2%           Alabama Special Care Facilities Financing
                                   Authority (Daughters of Charity), AMBAC,
                                   5s, 2025                                                  $1,500                $1,534,335
-----------------------------------------------------------------------------------------------------------------------------
                                   Baldwin County, AL, Eastern Shore Health
                                   Care (Thomas Hospital), 6.75s, 2015                          500                   515,710
-----------------------------------------------------------------------------------------------------------------------------
                                   Birmingham Medical Center East Alabama
                                   Special, Health Care Facility Eastern
                                   Health Systems, Series B, 5s, 2018                           500                   483,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Birmingham, AL, Baptist Health Systems,
                                   Series A (Baptist Medical Center), 5.625s, 2015              300                   319,848
-----------------------------------------------------------------------------------------------------------------------------
                                   Birmingham, AL, Special Care Facilities,
                                   Series B, AMBAC, 5s, 2016                                  1,005                 1,090,626
-----------------------------------------------------------------------------------------------------------------------------
                                   Cullman, AL, Medical Park South Clinic,
                                   Series A, 6.5s, 2023                                       1,000                 1,008,590
-----------------------------------------------------------------------------------------------------------------------------
                                   DCH Health Care Authority, Alabama
                                   Facilities Rev., 5.25s, 2016                               1,000                 1,035,030
-----------------------------------------------------------------------------------------------------------------------------
                                   Houston County, AL, Health Care Authority,
                                   AMBAC, 6.125s, 2022                                        1,000                 1,146,540
-----------------------------------------------------------------------------------------------------------------------------
                                   Huntsville, AL, Health Care Authority
                                   Rev., Series A, MBIA, 5s, 2023                             1,000                 1,021,430
-----------------------------------------------------------------------------------------------------------------------------
                                   Huntsville, AL, Health Care Authority
                                   Rev., Series A, 5.625s, 2026                                 950                   970,093
-----------------------------------------------------------------------------------------------------------------------------
                                   Lauderdale County & Florence, AL, Health
                                   Care Authority Rev. (Eliza Coffee Memorial
                                   Hospital), MBIA, 5.75s, 2008(+++)                          1,000                 1,164,950
-----------------------------------------------------------------------------------------------------------------------------
                                   Lauderdale County & Florence, AL, Health
                                   Care Authority Rev., Series A (Coffee
                                   Health Group), MBIA, 5.75s, 2014                           1,000                 1,138,740
-----------------------------------------------------------------------------------------------------------------------------
                                   Marshall County, AL, Health Care Authority
                                   Rev., Series A, 5.75s, 2032                                1,000                 1,018,960
-----------------------------------------------------------------------------------------------------------------------------
                                   Montgomery, AL, Medical Clinic Board Rev.
                                   (Jackson Hospital & Clinic), AMBAC,
                                   5.875s, 2016                                               1,000                 1,101,540
-----------------------------------------------------------------------------------------------------------------------------
                                   Montgomery, AL, Special Care Facilities
                                   Financing Authority Rev., Series C
                                   (Baptist Health), FSA, 5.375s, 2019                        1,150                 1,242,057
-----------------------------------------------------------------------------------------------------------------------------
                                   Valley, AL, Special Care Facilities
                                   Financing Authority, Series A (Lanier
                                   Memorial Hospital), 5.65s, 2022                              475                   430,483
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $15,221,932
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Mobile County, AL, Industrial Development
Metals - 0.5%                      Authority Rev. (Ipsco, Inc.),
                                   6.875s, 2030                                                $500                  $495,200
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Fairfield, AL, Environment Improvement
Other - 0.4%                       Rev. (USX Corp.), 5.4s, 2016                                $400                  $429,588
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Butler, AL, Solid Waste Disposal Rev.
Paper - 3.0%                       (James River Corp.), 8s, 2028                               $150                  $150,482
-----------------------------------------------------------------------------------------------------------------------------
                                   Camden, AL, Industrial Development Board
                                   Exempt Rev. (Weyerhaeuser),
                                   Series B, 6.375s, 2024                                       500                   517,045
-----------------------------------------------------------------------------------------------------------------------------
                                   Mobile, AL, Industrial Development Board
                                   Improvement Rev., Series A (International
                                   Paper Co.), 6.35s, 2016                                      650                   692,516
-----------------------------------------------------------------------------------------------------------------------------
                                   Mobile, AL, Industrial Development Board
                                   Improvement Rev., Series B (International
                                   Paper Co.), 6.45s, 2019                                      350                   366,639
-----------------------------------------------------------------------------------------------------------------------------
                                   Phenix City, AL, Enviromental Improvement
                                   Rev. (MeadWestvaco Co.),
                                   6.35s, 2035                                                  750                   771,630
-----------------------------------------------------------------------------------------------------------------------------
                                   Selma, AL, Industrial Development Board,
                                   Series A (International Paper Co.), 6.7s, 2018               500                   532,290
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,030,602
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            Birmingham, AL, Downtown Redevelopment
Other - 3.7%                       Authority Rev. (Social Security
                                   Administration Building), 12.5s, 2010                     $1,920                $2,644,378
-----------------------------------------------------------------------------------------------------------------------------
                                   East Central, AL, Industrial Development
                                   Authority, Rev., AMBAC, 5.4s, 2015                         1,000                 1,100,840
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,745,218
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Alabama Housing Finance Authority, Multi-
Revenue - 2.7%                     Family Residential Development Rev. (St.
                                   Jude), FHA, 7.25s, 2023                                   $1,205                $1,221,942
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Housing Finance Authority, Multi-
                                   Family Residential Developement Rev.
                                   (South Bay Apartments), Series K, FNMA,
                                   5.875s, 2021                                                 960                 1,013,146
-----------------------------------------------------------------------------------------------------------------------------
                                   Birmingham, AL, Multi-Family Housing Rev.,
                                   Series C (Beaconview Apartments), 8s, 2030**                 395                   196,501
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing Finance Corp., Multi-
                                   Family Mortgage Rev., LOC, 7.5s, 2015                        235                   241,225
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,672,814
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Alabama Housing Finance Authority,
State - 3.3%                       Collateral Home Mortgage Bond Program II,
                                   Series B, 5.15s, 2019                                       $400                  $411,896
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Housing Finance Authority, Single
                                   Family Mortgage Rev., Collateral Home
                                   Mortgage Bond Program II, Series B, 5.15s, 2019              410                   422,193
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Housing Finance Authority, Single
                                   Family Mortgage Rev., Series A, GNMA,
                                   6.55s, 2014                                                  595                   612,237
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Housing Finance Authority, Single
                                   Family Mortgage Rev., Series A, GNMA,
                                   5.4s, 2022                                                   925                   949,633
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Housing Finance Authority, Single
                                   Family Mortgage Rev., Series B,
                                   5.7s, 2015                                                   830                   874,148
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,270,107
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Alabama Building Renovation Authority,
Appropriation - 6.4%               AMBAC, 6s, 2014                                           $1,515                $1,794,790
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Public School & College, Capital
                                   Improvement, Series C, 5.75s, 2017                         1,000                 1,134,430
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Public School & College, Capital
                                   Improvement, Series C, 5.75s, 2018                         1,035                 1,171,227
-----------------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, Board of Education,
                                   Series A, FSA, 5.8s, 2020                                    865                   959,397
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.458s, 2013(++)+                                     500                   653,940
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.458s, 2016(++)+                                     500                   655,830
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,369,614
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.0%                 Virgin Islands Public Finance Authority,
                                   Series A, ASST GTY, 5.5s, 2018                            $1,000                $1,043,280
-----------------------------------------------------------------------------------------------------------------------------

Tobacco - 0.4%                     Childrens Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                                $485                  $433,406
-----------------------------------------------------------------------------------------------------------------------------

Universities - Colleges - 5.2%     Alabama Board of Education Rev. (Shelton
                                   State Community College), MBIA,
                                   6s, 2004(+++)                                             $1,000                $1,070,200
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Public Schools & College, Series
                                   A, 5s, 2019                                                  500                   522,650
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama State Board of Education Rev.,
                                   Refunding & Improvement Southern Union
                                   Community, MBIA, 5s, 2022                                  1,000                 1,037,690
-----------------------------------------------------------------------------------------------------------------------------
                                   Auburn University, Alabama General Fee
                                   Rev., AMBAC, 5.25s, 2016                                     750                   832,740
-----------------------------------------------------------------------------------------------------------------------------
                                   Auburn University, Alabama University
                                   Rev., Capital Appreciation Athletic
                                   Series A, FSA, 0s, 2012                                    1,600                 1,151,440
-----------------------------------------------------------------------------------------------------------------------------
                                   University Alabama, University Rev.,
                                   General Fee, FGIC, 5s, 2021                                  525                   550,777
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,165,497
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Alabama Municipal Power Electric
Owned - 10.4%                      Authority, Series A, MBIA, 5s, 2023                       $1,000                $1,029,260
-----------------------------------------------------------------------------------------------------------------------------
                                   DeKalb & Cherokee County, AL, Gas Rev.,
                                   AMBAC, 5.4s, 2016                                          2,000                 2,197,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Guam Power Authority Rev., RITES, AMBAC,
                                   9.198s, 2013(++)+                                            500                   613,970
-----------------------------------------------------------------------------------------------------------------------------
                                   Guam Power Authority Rev., RITES, AMBAC,
                                   8.698s, 2018(++)+                                          4,500                 5,064,930
-----------------------------------------------------------------------------------------------------------------------------
                                   Southeast Alabama Gas District Systems
                                   Rev., Series A, AMBAC, 5.5s, 2020                          1,000                 1,096,070
-----------------------------------------------------------------------------------------------------------------------------
                                   Tuskegee, AL, Utilities Board, AMBAC,
                                   5.5s, 2022                                                   400                   428,104
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,429,714
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  Alabama Drinking Water Finance Authority,
18.3%                              Series A, AMBAC, 6s, 2021                                   $725                  $830,980
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Drinking Water Finance Authority,
                                   Series C, AMBAC, 5.75s, 2018                               1,000                 1,129,140
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Water Pollution Control Authority,
                                   AMBAC, 5.75s, 2019                                         1,000                 1,121,610
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Water Pollution Control Authority,
                                   Refunding Revolving Fund Loan, Series B,
                                   AMBAC, 5.25s, 2010                                         1,000                 1,137,400
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Water Pollution Control Authority,
                                   Revolving Fund Loan, Series A, AMBAC, 5s, 2009               500                   563,685
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Water Pollution Control Authority,
                                   Series B, AMBAC, 5.5s, 2016                                1,000                 1,100,250
-----------------------------------------------------------------------------------------------------------------------------
                                   Alabama Water Pollution Control Authority,
                                   Series B, AMBAC, 5.5s, 2020                                1,380                 1,502,185
-----------------------------------------------------------------------------------------------------------------------------
                                   Bessemer, AL, Water Rev., Series A, AMBAC,
                                   5.75s, 2026                                                1,000                 1,087,810
-----------------------------------------------------------------------------------------------------------------------------
                                   Jasper, AL, Waterworks & Sewer Board,
                                   Series A, AMBAC, 5.2s, 2020                                  750                   798,518
-----------------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, Sewer Rev., Series
                                   D, FGIC, 5.7s, 2007(+++)                                   1,000                 1,137,610
-----------------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, Sewer Rev., Capital
                                   Improvement Warrants Series A, FGIC,
                                   5.375s, 2009(+++)                                          1,000                 1,152,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Limestone County, AL, Water Authority,
                                   FGIC, 5.5s, 2026                                           2,650                 2,823,999
-----------------------------------------------------------------------------------------------------------------------------
                                   Madison, AL, Water & Waste Board, MBIA,
                                   5.5s, 2019                                                 1,000                 1,091,750
-----------------------------------------------------------------------------------------------------------------------------
                                   Mobile, AL, Water & Sewer Commission,
                                   FGIC, 5s, 2011                                             1,570                 1,739,764
-----------------------------------------------------------------------------------------------------------------------------
                                   Mobile, AL, Water & Sewer Commission,
                                   FGIC, 5.25s, 2016                                          1,000                 1,105,720
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $18,322,801
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $89,176,710)                                                              $97,702,544
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Note - 0.9%
-----------------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AL, Sewer Rev., due 10/
                                   01/03, at Amortized Cost and Value                          $935                  $935,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $90,111,710)                                                                  $98,637,544
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                                               1,517,930
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $100,155,474
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03    MFS(R) ARKANSAS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Little Rock, AR, Airport Rev., Series A,
Revenue - 1.3%                     FSA, 5.25s, 2019                                            $800                  $846,256
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Island Port Authority Marine Rev.,
                                   Series A, FSA, 5.25s, 2018                                 1,000                 1,069,260
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,915,516
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General      Arkansas, Federal Highway Grant
Purpose - 3.9%                     Anticipation, Series A, 5.25s, 2011                         $570                  $644,043
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas, Federal Highway Grant
                                   Anticipation, Series A, 5.5s, 2011                           850                   968,915
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas College Savings, 0s, 2017                         1,840                 1,019,820
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico,
                                   Infrastructure, RITES, 9.728s, 2019(++)+                   1,250                 1,559,400
-----------------------------------------------------------------------------------------------------------------------------
                                   Sebastian County, AR, Refunding &
                                   Improvement, AMBAC, 5.6s, 2007(+++)                        1,500                 1,710,690
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,902,868
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement  Arkansas, Federal Highway Grant
- 7.8%                             Anticipation Tax Rev., 5s, 2014                           $1,500                $1,654,470
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Puerto Rico, RITES, MBIA,
                                   10.228s, 2020(++)+                                         3,000                 4,093,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, School District, Series
                                   C, FSA, 5s, 2017                                           1,000                 1,059,060
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 9.773s, 2017(++)+                                735                   909,606
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 9.773s, 2018(++)+                              3,250                 3,985,540
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $11,702,056
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Arkansas College Savings, Capital
Schools - 3.9%                     Appreciation, Series B, 0s, 2012                          $1,200                  $863,904
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas College Savings, Capital
                                   Appreciation, Series B, 0s, 2013                           1,000                   684,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas College Savings, Capital
                                   Appreciation, Series B, 0s, 2014                           1,150                   748,547
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas College Savings, Capital
                                   Appreciation, Series B, 0s, 2015                           1,600                   991,328
-----------------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, School District, Series
                                   A, FSA, 5.5s, 2005                                           490                   517,126
-----------------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, School District, Series
                                   A, FSA, 5.4s, 2017                                         1,000                 1,085,590
-----------------------------------------------------------------------------------------------------------------------------
                                   Rogers, AR, School District, Number 030,
                                   Refunding & Construction, Series A, AMBAC,
                                   5s, 2027                                                   1,000                 1,007,200
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,898,395
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Arkansas Development Finance Authority
Care - 1.0%                        (Evangelical Lutheran), Series B, AMBAC,
                                   5.375s, 2019                                              $1,315                $1,435,441
-----------------------------------------------------------------------------------------------------------------------------

Health/Hospitals - 11.2%           Arkansas Development Finance Authority,
                                   Health Facilities Rev. (Sisters of Mercy),
                                   MBIA, 5s, 2013                                            $4,340                $4,774,347
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority,
                                   Health Facilities Rev. (Sisters of Mercy),
                                   MBIA, 5s, 2019                                             4,000                 4,057,680
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority
                                   (Washington Regional Medical Center),
                                   7.25s, 2020                                                  500                   541,315
-----------------------------------------------------------------------------------------------------------------------------
                                   Baxter County, AR, Hospital Rev.,
                                   Refunding & Improvement, Series B,
                                   5.6s, 2021                                                 1,500                 1,522,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Crittenden County, AR, 7.15s, 2025                           750                   827,993
-----------------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AR, Hospital Rev.,
                                   Refunding and Improvement (Regional
                                   Medical Center), 5.8s, 2021                                1,000                 1,046,530
-----------------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, Health Facilities Board
                                   (Baptist Medical Center), 6.9s, 2009                         400                   473,344
-----------------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, Health Facility Board,
                                   Baptist Health-Bri Project, 5s, 2014                         500                   528,510
-----------------------------------------------------------------------------------------------------------------------------
                                   North Little Rock, AR, Baptist Health
                                   Facilities, 5.7s, 2022                                       500                   520,015
-----------------------------------------------------------------------------------------------------------------------------
                                   Pulaski County, AR, Hospital Rev.
                                   (Arkansas Childerens Hospital), Series B,
                                   5.25s, 2015                                                  500                   522,245
-----------------------------------------------------------------------------------------------------------------------------
                                   Pulaski County, AR, Hospital Rev.
                                   (Arkansas Childrens Hospital), Series B,
                                   5.25s, 2016                                                1,000                 1,037,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Sebastian County, AR, Health Facilities
                                   Improvement (Sparks Regional Medical
                                   Center), Series A, 5.25s, 2021                             1,000                 1,011,150
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $16,863,389
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Jonesboro, AR, Industrial Development Rev.
Other - 0.7%                       (Anheuser Busch Project), 4.6s, 2012                      $1,000                $1,057,040
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Arkansas State Development Finance
Paper - 1.3%                       Authority, Industrial Facilities Rev.
                                   (Potlatch Corp.), 7.75s, 2025                               $250                  $265,292
-----------------------------------------------------------------------------------------------------------------------------
                                   Camden, AR, Environmental Improvement Rev.
                                   (International Paper Co.),
                                   Series A, 7.625s, 2018                                     1,000                 1,049,900
-----------------------------------------------------------------------------------------------------------------------------
                                   Pine Bluff, AR, Environmental Improvement
                                   Rev. (International Paper Co.),
                                   Series A, 6.7s, 2020                                         300                   322,365
-----------------------------------------------------------------------------------------------------------------------------
                                   Pine Bluff, AR, Environmental Improvement
                                   Rev. (International Paper Co.),
                                   Series A, 5.55s, 2022                                        250                   253,203
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,890,760
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Fort Smith, AR, Residential Housing
Revenue - 2.0%                     (Gorman Towers), Series A, GNMA,
                                   5.45s, 2037                                               $1,000                $1,026,420
-----------------------------------------------------------------------------------------------------------------------------
                                   Pulaski County, AR, Public Facilities
                                   Board Rev., Series A, GNMA, 5.75s, 2034                    1,925                 1,984,810
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,011,230
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Harrison, AR, Residential Housing
Local - 7.1%                       Facilities Board, Single Family Mortgage
                                   Rev., FGIC, 7.4s, 2011                                    $4,000                $5,111,080
-----------------------------------------------------------------------------------------------------------------------------
                                   Jefferson County, AR, Health Care &
                                   Residential Facilities Board, 7.25s, 2011                    135                   135,575
-----------------------------------------------------------------------------------------------------------------------------
                                   Lonoke County, AR, Residential Housing
                                   Facilities Board, FNMA, 7.9s, 2011                           216                   228,689
-----------------------------------------------------------------------------------------------------------------------------
                                   North Little Rock, AR, Residential Housing
                                   Facilities Board, 0s, 2010                                 2,095                 1,277,719
-----------------------------------------------------------------------------------------------------------------------------
                                   Pulaski County, AR, Public Facilities
                                   Board Rev., Series C, FNMA, 0s, 2014                       2,750                 1,646,865
-----------------------------------------------------------------------------------------------------------------------------
                                   Sherwood, AR, Residential Housing,
                                   Facilities Board Single Family Rev., MBIA,
                                   7.5s, 2010(+++)                                            1,250                 1,591,900
-----------------------------------------------------------------------------------------------------------------------------
                                   West Memphis, AR, Public Facilities Board,
                                   Series 1, Class 2, AMBAC, 0s, 2011                         1,090                   666,393
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,658,221
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Arkansas Housing Development Agency,
State - 9.0%                       Single Family Mortgage Rev.,
                                   8.375s, 2011                                              $1,000                $1,358,980
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority, 5.3s, 2023                                        890                   924,087
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority, 5.85s, 2024                                     1,615                 1,721,881
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority, Mortgage Backed Securities
                                   Program, Series B, GNMA, 4.45s, 2034                       1,935                 1,987,264
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority, Mortgage Backed Securities
                                   Program, Series C, GNMA, 5.35s, 2027                       2,000                 2,027,760
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority, Mortgage Backed Securities
                                   Program, Series E, GNMA, 5.4s, 2034                        1,000                 1,017,340
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority, Single Family Mortgage Backed
                                   Securities Program, Series B, GNMA, 6.7s, 2027             1,690                 1,763,110
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority, Single Family Mortgage Rev.,
                                   Series F, GNMA, 7.45s, 2027                                  488                   501,174
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority Single Family, Mortgage Backed
                                   Securities Program, Series B, 5s, 2029                       335                   334,497
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Develpment Finance
                                   Authority, Single Family Housing, Mortgage
                                   Backed, Series I, GNMA, 5.3s, 2033                           805                   815,554
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing Finance Authority,
                                   Mortgage Backed Securities, Series A,
                                   4.375s, 2017                                               1,000                 1,002,300
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $13,453,947
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Arkansas Development Finance Authority,
Appropriation - 2.4%               Series 1, 0s, 2011                                        $1,245                  $686,381
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority,
                                   Series B, AMBAC, 5.8s, 2020                                  500                   543,590
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas Development Finance Authority,
                                   Economic Development Rev., ADFA Guaranty
                                   Program, Series B, 5s, 2018                                  175                   179,473
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Buildings Authority
                                   Rev., Refunding Government Facilities
                                   Series F, XLCA, 5.25s, 2025                                2,000                 2,212,900
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,622,344
-----------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.4%        Arkansas Student Loan Authority Rev.,
                                   Series B, 6.25s, 2010                                     $2,000                $2,120,700
-----------------------------------------------------------------------------------------------------------------------------

Tax - Other - 3.0%                 Little Rock, AR, Hotel & Restaurant, Gross
                                   Receipts Tax Rev., 7.375s, 2015                           $2,790                $3,541,459
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands, Public Finance Authority
                                   Rev., Series A, 5.5s, 2022                                 1,000                 1,020,260
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,561,719
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                     Childrens Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                                $245                  $218,937
-----------------------------------------------------------------------------------------------------------------------------

Toll Roads - 0.4%                  Puerto Rico Commonwealth Highway, Series
                                   G, FGIC, 5s, 2022                                           $500                  $525,340
-----------------------------------------------------------------------------------------------------------------------------

Transportation - Special           Commonwealth of Puerto Rico, Highway &
Tax - 3.4%                         Transportation Authority, Series B, MBIA,
                                   5.875s, 2021                                              $2,000                $2,288,580
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Commonwealth Highway &
                                   Transportation Rev., Series G, 5s, 2023                      750                   764,085
-----------------------------------------------------------------------------------------------------------------------------
                                   University Arkansas University Rev.,
                                   Variable Facility (Fayetteville Campus),
                                   FGIC, 5.5s, 2016                                           1,765                 2,010,600
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,063,265
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 7.6%     Arkansas State University, Student Fee-ASU
                                   Newport Campus, AMBAC, 5s, 2028                             $700                  $706,797
-----------------------------------------------------------------------------------------------------------------------------
                                   Conway, AR, Public Facilities Rev.
                                   (Hendrix College), 5.85s, 2016                             1,000                 1,071,840
-----------------------------------------------------------------------------------------------------------------------------
                                   Siloam Springs, AR, Public Education
                                   Facilities (John Brown University), AMBAC,
                                   5.35s, 2020                                                  500                   537,470
-----------------------------------------------------------------------------------------------------------------------------
                                   University Arkansas University Rev., FGIC,
                                   5s, 2021                                                   1,000                 1,049,520
-----------------------------------------------------------------------------------------------------------------------------
                                   University Arkansas University Rev.,
                                   Various Facility (Fayetteville Campus),
                                   FGIC, 5.5s, 2020                                           2,870                 3,179,788
-----------------------------------------------------------------------------------------------------------------------------
                                   University Arkansas University Rev.,
                                   Various Facility (Fayetteville Campus),
                                   FGIC, 5s, 2027                                             2,000                 2,046,120
-----------------------------------------------------------------------------------------------------------------------------
                                   University Arkansas University Rev.,
                                   Various Facility (Fayetteville Campus),
                                   FGIC, 5s, 2032                                               500                   510,030
-----------------------------------------------------------------------------------------------------------------------------
                                   University Arkansas University Rev.,
                                   Various Facility (Fayetteville Campus),
                                   Series A, FSA, 5s, 2008                                    1,035                 1,168,401
-----------------------------------------------------------------------------------------------------------------------------
                                   University of Central Arkansas, Series A,
                                   AMBAC, 5s, 2023                                            1,100                 1,126,565
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $11,396,531
-----------------------------------------------------------------------------------------------------------------------------
Universities -                     Arkansas State University, Housing
Dormatories - 2.2%                 Systems, AMBAC, 5.15s, 2021                               $1,240                $1,300,673
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas Tech University, Housing Systems,
                                   AMBAC, 5.2s, 2026                                          1,000                 1,040,170
-----------------------------------------------------------------------------------------------------------------------------
                                   Pope County, AR, Residential Housing
                                   Facilities Board (Arkansas Tech
                                   University), 6s, 2027                                      1,000                   980,170
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,321,013
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Investor               Jefferson County, AR, Pollution Control
Owned - 0.7%                       Rev. (Arkansas Power & Light Co.),
                                   6.3s, 2018                                                $1,050                $1,079,001
-----------------------------------------------------------------------------------------------------------------------------

Utilities - Municipal              Benton, AR, Utilities Rev., AMBAC, 5s,
Owned - 7.5%                       2030                                                        $470                  $479,908
-----------------------------------------------------------------------------------------------------------------------------
                                   North Little Rock, AR, Electric Rev.,
                                   Series A, MBIA, 6.5s, 2010                                 2,000                 2,388,200
-----------------------------------------------------------------------------------------------------------------------------
                                   North Little Rock, AR, Electric Rev.,
                                   Series A, MBIA, 6.5s, 2015                                 6,000                 7,353,960
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority,
                                   Series NN, 5.125s, 2024                                    1,000                 1,022,170
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $11,244,238
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  Arkansas Community Public Water Systems,
20.1%                              Series B, MBIA, 5s, 2017                                  $1,400                $1,498,770
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority, Economic Development Rev.,
                                   Series I, AMBAC, 5.65s, 2014                                 375                   407,074
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority Waste, Revolving Loan Fund,
                                   Series A, 5.85s, 2006(+++)                                 2,130                 2,404,429
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority Waste, Revolving Loan Fund,
                                   Series A, 5s, 2011                                         1,000                 1,117,270
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority Waste, Revolving Loan Fund,
                                   Series A, 5s, 2012                                         1,500                 1,684,365
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority Waste, Revolving Loan Fund,
                                   Series A, 5.5s, 2015                                       1,500                 1,738,170
-----------------------------------------------------------------------------------------------------------------------------
                                   Arkansas State Development Finance
                                   Authority Waste, Revolving Loan Fund,
                                   Series A, 5.5s, 2018                                       1,750                 2,050,528
-----------------------------------------------------------------------------------------------------------------------------
                                   Beaver, AR, Water District Rev., AMBAC,
                                   5s, 2016                                                   2,400                 2,592,072
-----------------------------------------------------------------------------------------------------------------------------
                                   Beaver, AR, Water District Rev., AMBAC,
                                   5s, 2017                                                   1,000                 1,071,310
-----------------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev., MBIA,
                                   6s, 2004(+++)                                              2,250                 2,328,885
-----------------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev., FSA,
                                   5s, 2008                                                   1,000                 1,124,950
-----------------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev., AMBAC,
                                   5.65s, 2019                                                1,000                 1,111,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev., FSA,
                                   5.25s, 2020                                                1,315                 1,425,131
-----------------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev.,
                                   Refunding & Construction, Series A, FSA,
                                   5s, 2019                                                   2,125                 2,241,195
-----------------------------------------------------------------------------------------------------------------------------
                                   Fort Smith, AR, Water & Sewer Rev.,
                                   Refunding & Construction, Series A, FSA,
                                   5s, 2021                                                   2,250                 2,345,040
-----------------------------------------------------------------------------------------------------------------------------
                                   Little Rock, AR, Sewer Rev., Refunding &
                                   Construction, 5s, 2022                                     1,750                 1,795,605
-----------------------------------------------------------------------------------------------------------------------------
                                   Paragould, AR, Water & Sewer Rev., AMBAC,
                                   5.6s, 2020                                                   765                   844,070
-----------------------------------------------------------------------------------------------------------------------------
                                   South Sebastian County, AR, Water Users
                                   Assn., MBIA, 5s, 2038                                      1,000                 1,006,120
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Water & Power Authority
                                   Rev., ASST GTY, 5.3s, 2018                                 1,250                 1,351,412
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $30,137,636
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $133,961,969)                                                            $147,079,587
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.2%
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson County, MS, Pollution Control Rev.
                                   Chevron USA, Inc., due 10/01/03                             $150                  $150,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New Castle, PA, Area Hospital Authority
                                   Jameson Memorial Hospital,
                                   due 10/01/03                                                 300                   300,000
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev.,
                                   due 10/01/03                                                 700                   700,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facility
                                   Authority, Pooled Hospital Loan Program,
                                   due 10/01/03                                                 700                   700,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $1,850,000)                                                     $1,850,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $135,811,969)                                                                $148,929,587
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                                               1,046,615
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $149,976,202
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03    MFS(R) CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.6%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 5.8%    Long Beach, CA, Harbor Rev., FGIC, 6s, 2017               $2,570                $3,054,471
-----------------------------------------------------------------------------------------------------------------------------
                                   Long Beach, CA, Harbor Rev., FGIC, 5.25s, 2018             3,500                 3,759,735
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Department of Airport
                                   Rev. (Ontario International Airport),
                                   FGIC, 6s, 2017                                             4,100                 4,453,748
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Harbor Department Rev.,
                                   5.375s, 2023                                               3,000                 3,071,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Port Oakland, CA, Port Rev., "K", FGIC,
                                   5.75s, 2020                                                4,000                 4,367,200
-----------------------------------------------------------------------------------------------------------------------------
                                   San Francisco, CA, City & County Airport
                                   Commission, International Airport Rev.,
                                   FSA, 5s, 2018                                              3,000                 3,106,650
-----------------------------------------------------------------------------------------------------------------------------
                                   San Francisco, CA, City & County Airport
                                   Commission, International Airport Rev.,
                                   FGIC, 6.5s, 2019                                           4,000                 4,175,920
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $25,988,884
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General      Oakland, CA, Series A, Measure Dd, MBIA,
Purpose - 3.8%                     5s, 2025                                                  $2,845                $2,887,732
-----------------------------------------------------------------------------------------------------------------------------
                                   State of California, 10s, 2007                             1,055                 1,357,732
-----------------------------------------------------------------------------------------------------------------------------
                                   State of California, AMBAC, 7.2s, 2008                     1,600                 1,937,040
-----------------------------------------------------------------------------------------------------------------------------
                                   State of California, AMBAC, 6.3s, 2010                     3,000                 3,589,230
-----------------------------------------------------------------------------------------------------------------------------
                                   State of California, AMBAC, 7s, 2010                       2,000                 2,484,600
-----------------------------------------------------------------------------------------------------------------------------
                                   State of California, 5.5s, 2016                            3,000                 3,239,850
-----------------------------------------------------------------------------------------------------------------------------
                                   State of California, RITES, 10.139s, 2017(++)+             1,250                 1,523,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $17,019,559
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement
- 2.9%                             Los Angeles, CA, RITES, 9.159s, 2014(++)+                 $5,405                $6,852,891
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Commonwealth, ROLS, Series II
                                   R 124B, XLCA, 9.716s, 2017(++)+                            1,500                 1,975,200
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Commonwealth, ROLS, Series II
                                   R 184C, FGIC, 8.639s, 2020(++)+                            3,300                 4,416,456
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $13,244,547
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Antelope Valley California Union High
Schools - 17.1%                    School, Series A, MBIA, 5s, 2027                          $1,500                $1,518,960
-----------------------------------------------------------------------------------------------------------------------------
                                   Butte Glenn Community College, Series A,
                                   MBIA, 5s, 2026                                             1,885                 1,910,297
-----------------------------------------------------------------------------------------------------------------------------
                                   Campbell, CA (Union High School), FSA, 5s, 2021            1,280                 1,327,002
-----------------------------------------------------------------------------------------------------------------------------
                                   Capistrano, CA, Unified School District,
                                   FGIC, 5.875s, 2020                                         1,185                 1,326,359
-----------------------------------------------------------------------------------------------------------------------------
                                   Centinela Valley California Union Hgh
                                   School, Election 2000 Series C, FGIC,
                                   5.2s, 2032                                                 1,000                 1,022,130
-----------------------------------------------------------------------------------------------------------------------------
                                   Chaffey California Union High School
                                   District, Series C, FSA, 5s, 2027                          1,000                 1,012,390
-----------------------------------------------------------------------------------------------------------------------------
                                   Colton California Joint Unified School
                                   District, Series A, FGIC, 5.375s, 2026                     1,200                 1,270,728
-----------------------------------------------------------------------------------------------------------------------------
                                   Coronada, CA, Unified School District,
                                   5.7s, 2020                                                 1,285                 1,412,806
-----------------------------------------------------------------------------------------------------------------------------
                                   Escondido California Union School
                                   District, Series A, FSA, 5s, 2026                          1,000                 1,012,220
-----------------------------------------------------------------------------------------------------------------------------
                                   Fresno, CA, Unified School District, MBIA,
                                   5.9s, 2019                                                 1,960                 2,326,304
-----------------------------------------------------------------------------------------------------------------------------
                                   Glendale, CA, Unified School District,
                                   FSA, 5.5s, 2018                                            4,275                 4,714,769
-----------------------------------------------------------------------------------------------------------------------------
                                   Inglewood, CA, Unified School District,
                                   FGIC, 6s, 2019                                             1,695                 1,942,911
-----------------------------------------------------------------------------------------------------------------------------
                                   Little Lake, CA, City School District,
                                   FSA, 6.125s, 2025                                          1,035                 1,166,517
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Unified School District,
                                   Election Of 1997, Series E, MBIA, 5.125s, 2027             5,000                 5,126,300
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Unified School District,
                                   RITES, Pennsylvania 1115, FSA,
                                   9.159s, 2020(++)+                                          5,000                 5,761,400
-----------------------------------------------------------------------------------------------------------------------------
                                   Manhattan Beach, CA, Election Of 2000,
                                   FGIC, 5.625s, 2018                                         2,165                 2,434,737
-----------------------------------------------------------------------------------------------------------------------------
                                   Manhattan Beach, CA, Election Of 2000,
                                   FGIC, 5.625s, 2019                                         1,405                 1,569,849
-----------------------------------------------------------------------------------------------------------------------------
                                   Manhattan Beach, CA, Election Of 2000,
                                   FGIC, 0s, 2020                                             2,415                 1,049,366
-----------------------------------------------------------------------------------------------------------------------------
                                   Montebello, CA, Unified School District,
                                   FSA, 5s, 2019                                              1,135                 1,198,197
-----------------------------------------------------------------------------------------------------------------------------
                                   Morgan Hill, CA, Unified School District,
                                   FGIC, 5.5s, 2020                                           2,545                 2,768,095
-----------------------------------------------------------------------------------------------------------------------------
                                   Oceanside, CA, Unified School District,
                                   Election Of 2000, Series C, MBIA,
                                   5.25s, 2032                                                1,940                 2,003,904
-----------------------------------------------------------------------------------------------------------------------------
                                   Oxnard, CA, Union High School District,
                                   Refunding Series A, MBIA, 5.8s, 2018                         575                   677,994
-----------------------------------------------------------------------------------------------------------------------------
                                   Rowland, CA, Unified School District, FSA,
                                   5.5s, 2020                                                 1,250                 1,360,650
-----------------------------------------------------------------------------------------------------------------------------
                                   Sacramento, CA, School District, 5.875s, 2020(+++)         2,075                 2,504,608
-----------------------------------------------------------------------------------------------------------------------------
                                   San Diego, CA, Unified School District,
                                   Series C, FSA, 5s, 2026                                    2,150                 2,178,638
-----------------------------------------------------------------------------------------------------------------------------
                                   San Gabriel, CA, Unified School District,
                                   Series A, FSA, 5s, 2024                                    2,000                 2,033,080
-----------------------------------------------------------------------------------------------------------------------------
                                   San Jose & Evergreen, CA, FGIC, 5.5s, 2020                 1,425                 1,540,396
-----------------------------------------------------------------------------------------------------------------------------
                                   San Ysidro, CA, School District, AMBAC,
                                   6.125s, 2021                                                 960                 1,108,080
-----------------------------------------------------------------------------------------------------------------------------
                                   Santa Clara, CA, Unified School District,
                                   FGIC, 5.5s, 2019                                           2,210                 2,415,530
-----------------------------------------------------------------------------------------------------------------------------
                                   Santa Maria, CA (Joint Union High School),
                                   FSA, 5.375s, 2020                                          1,120                 1,228,315
-----------------------------------------------------------------------------------------------------------------------------
                                   Santa Maria, CA (Joint Union High School),
                                   FSA, 5.375s, 2021                                          1,210                 1,307,441
-----------------------------------------------------------------------------------------------------------------------------
                                   Sweetwater, CA (Union High School), FSA,
                                   5s, 2020                                                   1,715                 1,806,015
-----------------------------------------------------------------------------------------------------------------------------
                                   Sweetwater, CA (Union High School), FSA,
                                   5s, 2021                                                   2,750                 2,862,117
-----------------------------------------------------------------------------------------------------------------------------
                                   Tehachapi, CA, Unified School District,
                                   FGIC, 5.625s, 2020                                         1,100                 1,210,242
-----------------------------------------------------------------------------------------------------------------------------
                                   Visalia, CA, Utility Systems Department,
                                   Certificates of Participation, MBIA,
                                   0s, 2005                                                   4,655                 4,510,928
-----------------------------------------------------------------------------------------------------------------------------
                                   Vista, CA, Unified School District, Series
                                   A, FSA, 5s, 2023                                           3,000                 3,067,020
-----------------------------------------------------------------------------------------------------------------------------
                                   Walnut Valley, CA, AMBAC, 6s, 2011                         1,600                 1,930,112
-----------------------------------------------------------------------------------------------------------------------------
                                   Washington, CA, Unified School District,
                                   FGIC, 5.625s, 2021                                         1,000                 1,102,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $76,718,657
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    California Health Facilities Financing,
Care - 0.6%                        Insured NCROC Paradise Valley Estates,
                                   5.125s, 2022                                              $1,000                  $976,080
-----------------------------------------------------------------------------------------------------------------------------
                                   Louisiana Verne, CA, Certificates
                                   Participation, Brethren Hillcrest Homes,
                                   B, 6.625s, 2025                                            1,000                 1,012,150
-----------------------------------------------------------------------------------------------------------------------------
                                   Millbrae, CA, Residential Facilities Rev.
                                   (Magnolia of Millbrae), 7.375s, 2027                         490                   508,713
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,496,943
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -              Abag, CA, Public Finance Authority Rev.
Other - 0.5%                       (Rhoda Haas Goldman Plaza), CALIF HL,
                                   5.125s, 2015                                              $2,000                $2,087,400
-----------------------------------------------------------------------------------------------------------------------------

Health/Hospitals - 7.5%            Abag Finance Authority, San Diego Hospital
                                   Associates, Series C, 5.375s, 2020                        $1,000                  $992,600
-----------------------------------------------------------------------------------------------------------------------------
                                   California Health Facilities Financing
                                   Authority Rev., 5.25s, 2018                                1,000                 1,026,900
-----------------------------------------------------------------------------------------------------------------------------
                                   California Health Facilities Financing
                                   Authority Rev., Health Facility Adventist
                                   Health Systems, A, 5s, 2033                                2,000                 1,888,920
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority (Children's Hospital Los
                                   Angeles), 5.125s, 2019                                     4,000                 4,121,760
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority (St. Joseph's Hospital), 6.625s,
                                   2021(+++)                                                  2,000                 2,124,460
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority, Certificates of Participation,
                                   California Health Facilities Construction
                                   Loan Program, 0s, 2007                                     3,645                 3,348,370
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority, Certificates of Participation,
                                   California Health Facilities Construction
                                   Loan Program, 0s, 2008                                     6,345                 5,626,365
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority, Health Facility Memorial Health
                                   Services, Series A, 6s, 2023                               1,500                 1,587,585
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority, Kaiser Permanente, Series A,
                                   5.5s, 2032                                                 2,000                 2,029,200
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority, Series B, 5.625s, 2042                          4,000                 4,097,840
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority Rev. (Henry Mayo Newhall
                                   Memorial Hospital), 5s, 2018                               2,000                 2,030,520
-----------------------------------------------------------------------------------------------------------------------------
                                   Central California Joint Powers Health
                                   Financing, Community Hospitals of Central
                                   California, 5.625s, 2021                                   1,000                 1,006,340
-----------------------------------------------------------------------------------------------------------------------------
                                   Corona, CA, Certificates of Participation
                                   (Corona Community Hospital),
                                   8s, 2015(+++)                                                585                   642,231
-----------------------------------------------------------------------------------------------------------------------------
                                   Riverside County, CA (Riverside County
                                   Hospital), MBIA, 5s, 2019                                  1,000                 1,046,900
-----------------------------------------------------------------------------------------------------------------------------
                                   Tahoe Forest, CA, Hospital District Rev.,
                                   5.85s, 2022                                                1,000                 1,016,080
-----------------------------------------------------------------------------------------------------------------------------
                                   Washington Township, CA, Health Care Rev.,
                                   5s, 2018                                                   1,000                 1,008,300
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $33,594,371
-----------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%              California Statewide Community Development
                                   Authority, 7.125s, 2016                                   $1,900                $1,916,549
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               California Pollution Control Financing
Environmental Services - 0.7%      Authority, Pollution Control Rev.
                                   (Laidlaw, Inc.), 6.7s, 2007**                             $2,750                  $123,750
-----------------------------------------------------------------------------------------------------------------------------
                                   California Pollution Control Financing
                                   Authority, Solid Waste Disposal Rev.
                                   (Browning Ferris, Inc.), 5.8s, 2016                        2,000                 1,819,420
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities, Solid
                                   Waste Disposal Rev. (Republic Services,
                                   Inc.), 4.95s, 2012                                         1,000                 1,002,560
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,945,730
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               California Pollution Control, Financing
Other - 0.2%                       Authority Rev. (Frito-Lay, Inc.),
                                   6.375s, 2004                                              $1,025                $1,033,907
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Los Angeles County, CA, Certificates,
Paper - 1.1%                       Antelope Valley Courthouse Set A, AMBAC,
                                   5.25s, 2027                                               $3,000                $3,099,990
-----------------------------------------------------------------------------------------------------------------------------
                                   Sacramento, CA, City Financing Authority,
                                   City Hall & Redevelopment Projects, Series
                                   A, FSA, 5s, 2032                                           2,000                 2,016,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,116,390
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment & Tourism - 0.6%     DelMar, CA, Race Track Authority, 6.2s, 2011              $1,365                $1,472,958
-----------------------------------------------------------------------------------------------------------------------------
                                   DelMar, CA, Race Track Authority, 6.45s, 2013              1,350                 1,353,361
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,826,319
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            California Infrastructure & Economic
Other - 1.7%                       Development, MBIA, 5.5s, 2019                             $1,000                $1,095,170
-----------------------------------------------------------------------------------------------------------------------------
                                   California State Department Water
                                   Resources, Series A, XLCA, 5.375s, 2017                    3,000                 3,289,320
-----------------------------------------------------------------------------------------------------------------------------
                                   South Coast Air Quality Management
                                   District Rev., AMBAC, 0s, 2005                             3,480                 3,388,685
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $7,773,175
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               California Housing Finance Agency Rev.,
Revenue - 3.5%                     6.7s, 2015                                                $2,750                $2,782,835
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority Rev. (Irvine Apartments), 1s, 2025               6,000                 6,377,700
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority Rev. (Irvine Apartments), 5.1s, 2025             2,000                 2,124,820
-----------------------------------------------------------------------------------------------------------------------------
                                   Palmdale, CA, Multi-Family Housing Rev.,
                                   FNMA, 7.375s, 2024                                         1,000                 1,024,810
-----------------------------------------------------------------------------------------------------------------------------
                                   San Bernardino County, CA, Housing
                                   Authority Rev. (Equity Residential
                                   Redlands), 1s, 2029                                        3,000                 3,222,810
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $15,532,975
-----------------------------------------------------------------------------------------------------------------------------
Parking - 0.3%                     San Francisco, CA, Union Square, MBIA, 6s, 2020           $1,000                $1,148,360
-----------------------------------------------------------------------------------------------------------------------------

Sales and Excise Tax               Contra Costa, CA, Sales Tax Rev., 6.875s,
Revenue - 0.3%                     2007                                                      $1,350                $1,505,196
-----------------------------------------------------------------------------------------------------------------------------

Single Family Housing Revenue -    California Rural Home Mortgage Finance
Local - 1.3%                       Authority Rev., GNMA, 6.35s, 2029                           $335                  $345,405
-----------------------------------------------------------------------------------------------------------------------------
                                   California Rural Home Mortgage Finance
                                   Authority Rev., GNMA, 7.3s, 2031                             280                   307,709
-----------------------------------------------------------------------------------------------------------------------------
                                   Pomona, CA, Single Family Mortgage Rev.,
                                   GNMA, 7.375s, 2010                                         1,805                 2,145,676
-----------------------------------------------------------------------------------------------------------------------------
                                   Pomona, CA, Single Family Mortgage Rev.,
                                   GNMA, 7.5s, 2023                                           2,000                 2,822,240
-----------------------------------------------------------------------------------------------------------------------------
                                   San Bernardino County, CA, Single Family
                                   Mortgage Rev., GNMA, 7.375s, 2020                            180                   187,668
-----------------------------------------------------------------------------------------------------------------------------
                                   San Bernardino County, CA, Single Family
                                   Mortgage Rev., GNMA, 7.65s, 2023                              20                    20,552
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,829,250
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    California Housing Finance Agency Rev.,
State - 1.0%                       Home Mortgage, FSA, 0s, 2019                              $5,095                $1,997,291
-----------------------------------------------------------------------------------------------------------------------------
                                   California Housing Finance Agency Rev.,
                                   Home Mortgage, MBIA, 0s, 2028                              8,855                 2,514,908
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,512,199
-----------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.1%         California Pollution Control Financing
                                   Authority, Solid Waste Disposal Rev.
                                   (West Co. Resource Recovery), 5.125s, 2014                $1,000                $1,024,930
-----------------------------------------------------------------------------------------------------------------------------
                                   South Bayside Waste Management, Solid
                                   Waste Systems Rev., AMBAC,
                                   5.75s, 2020                                                2,100                 2,338,917
-----------------------------------------------------------------------------------------------------------------------------
                                   Sunnyvale, CA, Solid Waste Revenue,
                                   Refunding, AMBAC, 5.5s, 2016                                 790                   872,136
-----------------------------------------------------------------------------------------------------------------------------
                                   Sunnyvale, CA, Solid Waste Revenue,
                                   Refunding, AMBAC, 5.5s, 2017                                 690                   755,247
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,991,230
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Anaheim, CA, Public Finance Authority
Appropriation - 13.3%              Rev., FSA, 6s, 2024                                       $1,000                $1,178,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Banning, CA, Certificates of
                                   Participation, Water System Improvement,
                                   AMBAC, 8s, 2019                                            1,000                 1,344,560
-----------------------------------------------------------------------------------------------------------------------------
                                   California Public Works Board, Department
                                   of Corrections, 7.4s, 2010                                 5,000                 6,223,150
-----------------------------------------------------------------------------------------------------------------------------
                                   California Public Works Board, Department
                                   of Justice, 5.25s, 2020                                    1,565                 1,614,971
-----------------------------------------------------------------------------------------------------------------------------
                                   Fortuna, Parlier & Susanville, CA,
                                   Certificates of Participation, "B",
                                   7.375s, 2017                                                 720                   737,921
-----------------------------------------------------------------------------------------------------------------------------
                                   Golden State Tobacco Securitizations,
                                   Enhanced Series B, 5.625s, 2038                            5,000                 4,929,450
-----------------------------------------------------------------------------------------------------------------------------
                                   Grossmont, CA, Union High School District,
                                   Certificates of Participation, MBIA, 0s, 2006              6,000                 5,686,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles County, CA, Public Works,
                                   AMBAC, 5.5s, 2020                                          2,970                 3,235,964
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Convention & Exhibition
                                   Center Authority, Certificates of
                                   Participation, AMBAC, 0s, 2005                             2,400                 2,335,704
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Convention & Exhibition
                                   Center Authority, Certificates of
                                   Participation, 9s, 2010(+++)                               1,900                 2,217,395
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA Certificates
                                   Participation, Real Property Program AQ,
                                   AMBAC, 5.3s, 2027                                          3,000                 3,159,780
-----------------------------------------------------------------------------------------------------------------------------
                                   Pasadena, CA, Certificates of
                                   Participation (Pasadena Parking
                                   Facilities), 6.25s, 2018                                   3,460                 4,038,754
-----------------------------------------------------------------------------------------------------------------------------
                                   Pomona, CA, Public Financing Authority
                                   Rev., 6.25s, 2010                                          4,020                 4,620,266
-----------------------------------------------------------------------------------------------------------------------------
                                   Sacramento County, CA, Certificates of
                                   Participation, AMBAC, 5.75s, 2018                          1,500                 1,692,645
-----------------------------------------------------------------------------------------------------------------------------
                                   Sacramento, CA, City Financing Authority,
                                   5.5s, 2021                                                 1,635                 1,750,889
-----------------------------------------------------------------------------------------------------------------------------
                                   Salinas, CA, 5.7s, 2028                                    2,200                 2,299,330
-----------------------------------------------------------------------------------------------------------------------------
                                   San Francisco California City & County,
                                   San Bruno Jail Number 3, AMBAC, 5.25s, 2033                3,930                 4,047,939
-----------------------------------------------------------------------------------------------------------------------------
                                   Santa Ana, CA, Financing Authority Rev.
                                   (South Harbor Boulevard), MBIA, 5.125s, 2019               4,815                 5,145,309
-----------------------------------------------------------------------------------------------------------------------------
                                   Sweetwater, CA, Union High School, FSA,
                                   5s, 2022                                                   3,495                 3,618,478
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $59,876,885
-----------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 7.2%              Brea, CA, Public Finance Authority Rev.,
                                   MBIA, 0s, 2005                                            $2,235                $2,176,353
-----------------------------------------------------------------------------------------------------------------------------
                                   Brea, CA, Public Finance Authority Rev.,
                                   MBIA, 0s, 2006                                             2,415                 2,300,191
-----------------------------------------------------------------------------------------------------------------------------
                                   Chico, CA, Public Financing Authority
                                   Rev., MBIA, 5s, 2018                                       1,000                 1,061,280
-----------------------------------------------------------------------------------------------------------------------------
                                   Chico, CA, Public Financing Authority
                                   Rev., MBIA, 5s, 2019                                       1,365                 1,438,642
-----------------------------------------------------------------------------------------------------------------------------
                                   Concord, CA, Redevelopment Agency, Tax
                                   Allocation, MBIA, 8s, 2018                                    40                    40,635
-----------------------------------------------------------------------------------------------------------------------------
                                   Duarte, CA, Redevelopment Agency, 6.7s, 2014                 650                   713,128
-----------------------------------------------------------------------------------------------------------------------------
                                   Fontana, CA, Redevelopment Agency (Jurupa
                                   Hills), 5.5s, 2027                                         3,350                 3,314,959
-----------------------------------------------------------------------------------------------------------------------------
                                   La Mirada, CA, Redevelopment Agency, 5.7s, 2020            1,500                 1,485,675
-----------------------------------------------------------------------------------------------------------------------------
                                   Modesto, CA, Irrigation District, 5.3s, 2022               1,845                 1,846,771
-----------------------------------------------------------------------------------------------------------------------------
                                   Modesto, CA, Public Financing Authority
                                   (John Thurman Field Renovation), 6.125s, 2016              1,470                 1,573,621
-----------------------------------------------------------------------------------------------------------------------------
                                   Orange County, CA, Community Facilities
                                   District (Rancho Santa Margarita), 5.55s, 2017             1,000                 1,005,890
-----------------------------------------------------------------------------------------------------------------------------
                                   Pomona, CA, Public Financing Authority,
                                   5.75s, 2020(+++)                                             505                   522,973
-----------------------------------------------------------------------------------------------------------------------------
                                   Pomona, CA, Public Financing Authority,
                                   5.75s, 2020                                                1,140                 1,172,490
-----------------------------------------------------------------------------------------------------------------------------
                                   Poway, CA, Community Facilities District,
                                   6.5s, 2010                                                   715                   773,308
-----------------------------------------------------------------------------------------------------------------------------
                                   Poway, CA, Community Facilities District,
                                   6.75s, 2015                                                1,775                 1,909,918
-----------------------------------------------------------------------------------------------------------------------------
                                   Riverside County, CA, Public Financing
                                   Authority, 5.25s, 2016                                     3,120                 3,212,695
-----------------------------------------------------------------------------------------------------------------------------
                                   San Diego, CA, Redevelopment Agency,
                                   AMBAC, 5.3s, 2020                                          1,250                 1,341,850
-----------------------------------------------------------------------------------------------------------------------------
                                   Torrance, CA, Redevelopment Agency, MBIA,
                                   5.45s, 2018                                                5,740                 6,379,953
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $32,270,332
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.7%                 Glendale, CA, Redevelopment Agency Tax
                                   Allocation, Central Glendale Redevelopment
                                   Project, MBIA, 5.25s, 2021                                $2,605                $2,790,658
-----------------------------------------------------------------------------------------------------------------------------
                                   Irvine, CA, School District, AMBAC, 5.8s, 2020             3,500                 3,949,855
-----------------------------------------------------------------------------------------------------------------------------
                                   Santa Cruz County, CA, Redevelopment
                                   Agency (Oak/Soquel Community), 5.6s, 2017                  1,455                 1,567,239
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands, Public Finance Authority
                                   Rev., Series A, 5.5s, 2022                                 2,000                 2,040,520
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority
                                   Rev., 5.875s, 2018                                         1,600                 1,648,800
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $11,997,072
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%                     Golden State Tobacco Securitization, Asset
                                   Backed, Series A 1, 6.25s, 2033                             $800                  $693,248
-----------------------------------------------------------------------------------------------------------------------------
                                   Tobacco Securitization Authority, 5s, 2028                 1,500                 1,199,955
-----------------------------------------------------------------------------------------------------------------------------
                                   Tobacco Securitization Authority, 5.25s, 2031              1,500                 1,178,655
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,071,858
-----------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.6%                  Foothill/Eastern Transportation Corridor
                                   Agency, CA, 0s, 2011(+++)                                 $2,500                $2,889,975
-----------------------------------------------------------------------------------------------------------------------------

Universities - Colleges - 6.9%     California Education Facilities Authority
                                   Rev., 6.625s, 2020                                        $1,000                $1,081,020
-----------------------------------------------------------------------------------------------------------------------------
                                   California Education Facilities Authority
                                   Rev. (College & University), 6s, 2012                      1,400                 1,499,050
-----------------------------------------------------------------------------------------------------------------------------
                                   California Education Facilities Authority
                                   Rev. (College & University), 6.3s, 2021                    1,000                 1,073,380
-----------------------------------------------------------------------------------------------------------------------------
                                   California Education Facilities Authority
                                   Rev. (Fresno Pacific University),
                                   6.75s, 2019                                                2,000                 2,176,660
-----------------------------------------------------------------------------------------------------------------------------
                                   California Education Facilities Authority
                                   Rev. (L.A. College of Chiropractic),
                                   5.6s, 2017                                                 2,100                 1,916,586
-----------------------------------------------------------------------------------------------------------------------------
                                   California Education Facilities Authority
                                   Rev. (Loyola Marymount), MBIA,
                                   0s, 2014(+++)                                              2,500                 1,595,525
-----------------------------------------------------------------------------------------------------------------------------
                                   California Education Facilities Authority
                                   Rev. (Pomona College), 5.875s, 2019                        2,000                 2,267,940
-----------------------------------------------------------------------------------------------------------------------------
                                   California Education Facilities Authority
                                   Rev., Refunding, 5s, 2023                                  1,000                   983,760
-----------------------------------------------------------------------------------------------------------------------------
                                   California Education Facilities Authority
                                   Rev., Santa Clara University, Series A,
                                   MBIA, 5s, 2027                                             1,340                 1,354,619
-----------------------------------------------------------------------------------------------------------------------------
                                   California Infrastructure, Claremont
                                   University Consortium, 5.125s, 2024                        1,595                 1,624,667
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Communities, Notre
                                   Dame De Namur University,
                                   6.625s, 2033                                               1,000                   977,100
-----------------------------------------------------------------------------------------------------------------------------
                                   De Anza, CA, Community College, Electric
                                   1999, Series B, FGIC, 0s, 2024                             6,000                 1,981,800
-----------------------------------------------------------------------------------------------------------------------------
                                   Foothill De Anza, CA, Community College,
                                   Electric 1999, Series B, FGIC,
                                   0s, 2025                                                   1,500                   466,800
-----------------------------------------------------------------------------------------------------------------------------
                                   Long Beach, CA, Industrial Development
                                   Rev., 5.25s, 2023                                          1,450                 1,427,308
-----------------------------------------------------------------------------------------------------------------------------
                                   San Diego County, CA (Burnham Institute),
                                   6.25s, 2029                                                2,300                 2,389,102
-----------------------------------------------------------------------------------------------------------------------------
                                   University of California Certificates
                                   Participation, San Diego Campus Projects,
                                   Series A, 5.25s, 2032                                      1,840                 1,872,053
-----------------------------------------------------------------------------------------------------------------------------
                                   University of California Rev., RITES,
                                   MBIA, 8.909s, 2016(++)+                                    5,705                 6,491,149
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $31,178,519
-----------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools   California Statewide Community Development
- 0.7%                             Authority (Escondido Charter High School),
                                   7.5s, 2036                                                $1,000                $1,011,270
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Certificates of
                                   Participation, 5.7s, 2018                                  1,900                 1,987,742
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,999,012
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Investor               California Pollution Control Financing
Owned - 1.0%                       Authority, Pollution Control Rev. (Pacific
                                   Gas & Electric Co.), MBIA, 5.35s, 2016                    $3,500                $3,765,475
-----------------------------------------------------------------------------------------------------------------------------
                                   California Pollution Control Financing
                                   Authority, Pollution Control Rev. (Pacific
                                   Gas & Electric Co.), 5.85s, 2023                             400                   389,260
-----------------------------------------------------------------------------------------------------------------------------
                                   California Pollution Control Financing
                                   Authority, Pollution Control Rev.
                                   (Southern California Edison Co.), 6.4s, 2024                 500                   500,165
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,654,900
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Glendale, CA, Electric Works Rev., MBIA,
Owned - 6.5%                       5.75s, 2019                                               $1,420                $1,590,584
-----------------------------------------------------------------------------------------------------------------------------
                                   Glendale, CA, Electric Works Rev., MBIA,
                                   5.75s, 2020                                                1,160                 1,288,946
-----------------------------------------------------------------------------------------------------------------------------
                                   Los Angeles, CA, Electric Plant Rev.,
                                   MBIA, 4.75s, 2019                                          2,000                 2,018,340
-----------------------------------------------------------------------------------------------------------------------------
                                   Northern California Power Agency, Public
                                   Power Rev., 5.85s, 2010                                      880                   994,787
-----------------------------------------------------------------------------------------------------------------------------
                                   Sacramento, CA, Power Authority, MBIA,
                                   5.875s, 2015                                               5,500                 6,160,880
-----------------------------------------------------------------------------------------------------------------------------
                                   San Diego, CA, Industrial Development Rev.
                                   (San Diego Gas & Electric Co.), MBIA,
                                   6.1s, 2018                                                 6,000                 6,080,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Shasta, CA, Joint Powers Financing
                                   Authority, County Administration Building
                                   Project, A, MBIA, 5.25s, 2023                              1,000                 1,050,650
-----------------------------------------------------------------------------------------------------------------------------
                                   Southern California Public Power Authority
                                   Rev. (Southern Transmission Project), 0s, 2005             4,205                 4,099,623
-----------------------------------------------------------------------------------------------------------------------------
                                   Southern California Public Power
                                   Transmission Rev., "A", 0s, 2005                           3,795                 3,719,859
-----------------------------------------------------------------------------------------------------------------------------
                                   Trinity County, CA, Public Utilities
                                   District, Electric Distribution
                                   Facilities, AMBAC, 5.5s, 2017                                525                   574,744
-----------------------------------------------------------------------------------------------------------------------------
                                   Trinity County, CA, Public Utilities
                                   District, Electric Distribution
                                   Facilities, AMBAC, 5.5s, 2018                                555                   600,371
-----------------------------------------------------------------------------------------------------------------------------
                                   Vernon, CA, Electric Systems Rev., Malburg
                                   Generating Station Project,
                                   5.5s, 2033                                                 1,000                 1,001,900
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $29,180,844
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Other - 0.5%           Virgin Islands Water & Power Authority,
                                   5.125s, 2013                                              $1,000                $1,019,520
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Water & Power Authority,
                                   5.3s, 2018                                                   250                   248,655
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Water & Power Authority
                                   Rev., 5.5s, 2017                                             800                   823,440
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,091,615
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  California State Department Water
8.1%                               Resources, Series X, FGIC, 5s, 2029                       $2,000                $2,020,820
-----------------------------------------------------------------------------------------------------------------------------
                                   California State Department Water
                                   Resources, Water Systems J 3 Prerefunded,
                                   7s, 2012                                                     405                   521,502
-----------------------------------------------------------------------------------------------------------------------------
                                   California State Department Water
                                   Resources, Water Systems J 3 Unrefunded,
                                   7s, 2012                                                   1,090                 1,373,651
-----------------------------------------------------------------------------------------------------------------------------
                                   Castalic Lake Water Agency California
                                   Rev., Water Systems Improvement Project,
                                   AMBAC, 5.125s, 2030                                        1,725                 1,750,013
-----------------------------------------------------------------------------------------------------------------------------
                                   Culver City, CA, Wastewater Facilities
                                   Rev., FGIC, 5.6s, 2019                                     1,000                 1,119,410
-----------------------------------------------------------------------------------------------------------------------------
                                   El Monte, CA, Water Authority Rev., AMBAC,
                                   6s, 2019                                                   1,065                 1,225,506
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairfield-Suisun, CA, Sewer District Rev.,
                                   MBIA, 0s, 2006                                             2,080                 1,992,203
-----------------------------------------------------------------------------------------------------------------------------
                                   Huntington Park, CA, 6.2s, 2025                            2,000                 2,039,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Livermore Amador Valley Water Management,
                                   Series A, AMBAC, 5s, 2031                                  4,875                 4,912,586
-----------------------------------------------------------------------------------------------------------------------------
                                   Long Beach, CA, Water Rev., Refunding
                                   Series A, MBIA, 5s, 2024                                   5,135                 5,217,982
-----------------------------------------------------------------------------------------------------------------------------
                                   Mojave, CA, Water Agency, FGIC, 5.75s,
                                   2015                                                       2,625                 2,962,759
-----------------------------------------------------------------------------------------------------------------------------
                                   San Diego, CA, Public Facilities Financing
                                   Authority, Subordinated, MBIA,
                                   5s, 2023                                                   1,560                 1,594,850
-----------------------------------------------------------------------------------------------------------------------------
                                   Southern California Metropolitan Water
                                   District, RITES, 10.159s, 2018(++)+                        5,000                 6,820,750
-----------------------------------------------------------------------------------------------------------------------------
                                   West Sacramento, CA, Financing Authority,
                                   Water Systems Improvement Project, FGIC,
                                   5s, 2032                                                   2,750                 2,776,180
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $36,327,212
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $413,649,507)                                                            $442,819,865
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.0%
-----------------------------------------------------------------------------------------------------------------------------
                                   Bay Area Toll Authority, due 10/01/03                       $100                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   California Statewide Community Development
                                   Authority, Sutter Health, due 10/01/03                       400                   400,000
-----------------------------------------------------------------------------------------------------------------------------
                                   MSR Public Power Agency, CA, due 10/01/03                  3,900                 3,900,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $4,400,000)                                                     $4,400,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $418,049,507)                                                                $447,219,865
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.4%                                                                               1,581,557
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $448,801,422
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03    MFS(R) FLORIDA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.7%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Florida Capital Projects Finance Authority
Revenue - 4.3%                     Rev., Series I, MBIA, 5s, 2020                              $500                  $520,760
-----------------------------------------------------------------------------------------------------------------------------
                                   Greater Orlando Aviation Authority Rev.,
                                   Series A, FGIC, 5.25s, 2018                                1,000                 1,053,760
-----------------------------------------------------------------------------------------------------------------------------
                                   Hillsborough County, FL, Aviation
                                   Authority Rev. (Tampa International
                                   Airport), Series A, FGIC, 5.875s, 2015                       750                   820,268
-----------------------------------------------------------------------------------------------------------------------------
                                   Lee County, FL, Airport Rev., Series A,
                                   FSA, 5.875s, 2018                                          1,000                 1,111,330
-----------------------------------------------------------------------------------------------------------------------------
                                   Miami-Dade County, FL, Florida Aviation
                                   Rev., Series C, MBIA, 5.25s, 2018                            500                   528,490
-----------------------------------------------------------------------------------------------------------------------------
                                   Pensacola, FL, Airport Rev., Series B,
                                   MBIA, 5.625s, 2014                                           500                   545,835
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,580,443
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General      Florida Board of Public Education, Capital
Purpose - 5.6%                     Outlay, Series A, 5.25s, 2024                             $1,000                $1,038,290
-----------------------------------------------------------------------------------------------------------------------------
                                   Miami-Dade County, FL, Educational
                                   Facilities Authority, Series A, AMBAC,
                                   5.5s, 2018                                                 1,400                 1,555,302
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Florida, RITES, 8.639s, 2017(++)+                 3,000                 3,370,560
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,964,152
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement  Commonwealth of Puerto Rico, RITES, MBIA,
- 3.0%                             10.228s, 2019(++)+                                        $1,000                $1,364,460
-----------------------------------------------------------------------------------------------------------------------------
                                   Dade County, FL, AMBAC, 7.125s, 2015                       1,380                 1,812,299
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,176,759
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Florida Board of Education, Capital
Schools - 5.7%                     Outlay, 9.125s, 2014                                        $400                  $560,864
-----------------------------------------------------------------------------------------------------------------------------
                                   Florida Board of Education, Capital
                                   Outlay, Unrefunded Balance, 9.125s, 2014                   2,600                 3,572,114
-----------------------------------------------------------------------------------------------------------------------------
                                   Osceola County, FL, School Board
                                   Certificates, Series A, AMBAC, 5.25s, 2027                 1,950                 2,023,808
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,156,786
-----------------------------------------------------------------------------------------------------------------------------
Health/Hospitals - 15.5%           Brevard County, FL, Health Facilities
                                   Authority Rev. (Wuesthoff Memorial),
                                   Series A, MBIA, 6.5s, 2007                                  $825                  $836,038
-----------------------------------------------------------------------------------------------------------------------------
                                   Citrus County, FL, Hospital Development
                                   Authority Rev. (Citrus Memorial Hospital),
                                   6.25s, 2023                                                  498                   506,252
-----------------------------------------------------------------------------------------------------------------------------
                                   Denver, CO, Health & Hospital Auth. Rev.,
                                   Series A, 6s, 2023                                           500                   508,710
-----------------------------------------------------------------------------------------------------------------------------
                                   District of Columbia, Health & Hospital
                                   Authority Rev. (Medstar University
                                   Hospital), Series D, 6.875s, 2031                            225                   242,892
-----------------------------------------------------------------------------------------------------------------------------
                                   Highlands County, FL, Health Facilities
                                   Authority Rev. (Adventist Health Systems),
                                   5.25s, 2013                                                  500                   528,610
-----------------------------------------------------------------------------------------------------------------------------
                                   Hillsborough County, FL, Industrial
                                   Development (Tampa General Hospital
                                   Project), Series A, 5s, 2018                                 500                   493,550
-----------------------------------------------------------------------------------------------------------------------------
                                   Hillsborough County, FL, Industrial
                                   Development Rev. (University Community
                                   Hospital), MBIA, 6.5s, 2019                                1,000                 1,265,810
-----------------------------------------------------------------------------------------------------------------------------
                                   Indiana Health Facility Financing
                                   Authority (Munster Medical Research
                                   Foundation, Inc.), 6.375s, 2031                              500                   501,540
-----------------------------------------------------------------------------------------------------------------------------
                                   Jacksonville, FL, Hospital Rev.
                                   (University Medical Center), CONNIE LEE,
                                   6.6s, 2013                                                   500                   506,125
-----------------------------------------------------------------------------------------------------------------------------
                                   Jacksonville, FL, Health Facilities,
                                   Ascencion Health, Series A, 5.25s, 2032                    1,000                 1,010,760
-----------------------------------------------------------------------------------------------------------------------------
                                   Lakeland, FL, Hospital Systems Rev.,
                                   Lakeland Regional Health Systems,
                                   5.5s, 2032                                                 1,000                 1,008,260
-----------------------------------------------------------------------------------------------------------------------------
                                   Leesburg, FL, Hospital Rev. (Leesburg
                                   Regional Medical Center Project),
                                   5.5s, 2032                                                 1,000                 1,004,310
-----------------------------------------------------------------------------------------------------------------------------
                                   Marion County, FL, Hospital District Rev.,
                                   5.5s, 2014                                                 1,000                 1,063,150
-----------------------------------------------------------------------------------------------------------------------------
                                   Marshall County, AL, Health Care, Series
                                   A, 6.25s, 2022                                               500                   530,805
-----------------------------------------------------------------------------------------------------------------------------
                                   Martin County, FL, Health Facilities
                                   (Martin Memorial Medical Center), Series
                                   B, 5.75s, 2022                                               500                   499,475
-----------------------------------------------------------------------------------------------------------------------------
                                   New Hampshire Health & Educational
                                   Facilities Rev., 6s, 2024                                    500                   525,945
-----------------------------------------------------------------------------------------------------------------------------
                                   Orange County, FL, Health Facilities
                                   Authority Rev. (Orlando Hospital Regional
                                   Healthcare), 5.75s, 2032                                   1,000                 1,024,630
-----------------------------------------------------------------------------------------------------------------------------
                                   Rhode Island Health & Education Building
                                   Rev., Hospital Financing (Lifespan
                                   Obligation Group), 6.5s, 2032                                500                   510,525
-----------------------------------------------------------------------------------------------------------------------------
                                   South Carolina Jobs & Economic Development
                                   Authority (Bon Secours Health Systems,
                                   Inc.), Series A, 5.625s, 2030                                500                   509,260
-----------------------------------------------------------------------------------------------------------------------------
                                   South Dakota Health & Education Facilities
                                   Authority Rev. (Prairie Lakes Health Care
                                   System), 5.625s, 2032                                        500                   499,660
-----------------------------------------------------------------------------------------------------------------------------
                                   St. Petersburg, FL, Health Facilities
                                   Authority (All Children Hospital), AMBAC,
                                   5.5s, 2018                                                 1,000                 1,105,110
-----------------------------------------------------------------------------------------------------------------------------
                                   Steubenville, OH, Hospital Rev. (Trinity
                                   Health), 6.375s, 2020                                        500                   531,625
-----------------------------------------------------------------------------------------------------------------------------
                                   Tallahassee, FL, Health Facilities Rev.
                                   (Tallahassee Memorial Healthcare),
                                   6.25s, 2020                                                  300                   298,281
-----------------------------------------------------------------------------------------------------------------------------
                                   Tallahassee, FL, Health Facilities Rev.
                                   (Tallahassee Memorial Regional Medical
                                   Center), MBIA, 6.625s, 2013                                1,000                 1,077,310
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $16,588,633
-----------------------------------------------------------------------------------------------------------------------------
Human Services - 0.3%              Orange County, FL, Health Facilities
                                   Authority. Rev., 8.875s, 2021                               $300                  $300,435
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Brazos River Texas Harbor Navigation
Chemicals - 1.1%                   District (Dow Chemical Co. Project),
                                   Series A7, 6.625s, 2033                                     $500                  $534,500
-----------------------------------------------------------------------------------------------------------------------------
                                   Red River Authority of Texas, Pollution
                                   Control Rev. (CNA Holdings, Inc.),
                                   6.7s, 2030                                                   375                   398,576
-----------------------------------------------------------------------------------------------------------------------------
                                   Sweetwater County, WY, Solid Waste
                                   Disposal Rev. (FMC Corp.), Series A,
                                   7s, 2024                                                     200                   200,214
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,133,290
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Nevada Department of Business (Republic
Environmental Services - 0.3%      Services, Inc.), 5.625s, 2026                               $300                  $308,769
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Tooele County, UT, Hazardous Waste
Other - 0.5%                       Treatment Rev. (Union Pacific Corp.),
                                   5.7s, 2026                                                  $500                  $506,170
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Delta County, MI, Economic Development
Paper - 2.1%                       Corp. Rev. (Mead Westvaco Escanaba),
                                   Series A, 6.25s, 2027                                       $500                  $514,050
-----------------------------------------------------------------------------------------------------------------------------
                                   Escambia County, FL, Industrial
                                   Development Rev. (Champion International
                                   Corp.), 6.8s, 2012                                           750                   768,698
-----------------------------------------------------------------------------------------------------------------------------
                                   Escambia County, FL, Pollution Control
                                   Rev. (Champion International Corp.),
                                   6.95s, 2012                                                1,000                 1,013,180
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,295,928
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            Capital Trust Agency of Florida Rev.
Entertainment & Tourism - 1.8%     (Seminole Tribe Convention), 10s, 2033                      $200                  $235,586
-----------------------------------------------------------------------------------------------------------------------------
                                   Clearwater, FL, Rev. (Spring Training
                                   Facility), MBIA, 5.375s, 2020                                555                   631,057
-----------------------------------------------------------------------------------------------------------------------------
                                   Palm Beach County, FL, Industrial
                                   Development Rev. (South Florida Fair
                                   Project), MBIA, 5.5s, 2020                                 1,000                 1,091,760
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,958,403
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Collier County, FL, Housing Finance
Revenue - 2.3%                     Authority (Goodlette Arms Housing
                                   Project), Series, A, FNMA, 4.9s, 2032                       $500                  $531,170
-----------------------------------------------------------------------------------------------------------------------------
                                   Florida Housing Finance Corp. Rev.
                                   (Augustine Apartments), Series D, MBIA,
                                   5.5s, 2020                                                   500                   526,815
-----------------------------------------------------------------------------------------------------------------------------
                                   Florida Housing Finance Corp. Rev.
                                   (Crossing at University Apartments),
                                   AMBAC, 5.1s, 2018                                          1,250                 1,279,262
-----------------------------------------------------------------------------------------------------------------------------
                                   Palm Beach County, FL, Housing Finance
                                   Rev. (Westlake Apartments Project), Phase
                                   II, FSA, 4.3s, 2012                                          170                   174,735
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,511,982
-----------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax               Escambia County, FL, Sales Tax Rev.,
Revenue - 5.0%                     AMBAC, 5s, 2021                                           $1,000                $1,042,730
-----------------------------------------------------------------------------------------------------------------------------
                                   Escambia County, FL, Sales Tax Rev.,
                                   AMBAC, 5s, 2022                                            1,160                 1,201,980
-----------------------------------------------------------------------------------------------------------------------------
                                   Jacksonville, FL, Excise Taxes Rev., FGIC,
                                   0s, 2010                                                   1,000                   783,270
-----------------------------------------------------------------------------------------------------------------------------
                                   Jacksonville, FL, Excise Taxes Rev., FGIC,
                                   0s, 2011                                                   1,000                   736,550
-----------------------------------------------------------------------------------------------------------------------------
                                   Pasco County, FL, Sales Tax Rev., Half
                                   Central, AMBAC, 5s, 2023                                   1,000                 1,030,870
-----------------------------------------------------------------------------------------------------------------------------
                                   Taylor County, FL, Sales Tax Rev., FGIC,
                                   5.5s, 2020                                                   500                   548,255
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,343,655
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Brevard County, FL, Housing Finance
Local - 4.2%                       Authority, Series B, GNMA, 6.5s, 2022                       $121                  $133,159
-----------------------------------------------------------------------------------------------------------------------------
                                   Lee County, FL, Housing Finance Authority
                                   Rev., Series A, GNMA, 7s, 2031                               340                   354,362
-----------------------------------------------------------------------------------------------------------------------------
                                   Lee County, FL, Housing Finance Authority
                                   Rev., Series A, GNMA, 7.2s, 2033                             150                   153,970
-----------------------------------------------------------------------------------------------------------------------------
                                   Manatee County, FL, Housing Finance
                                   Mortgage, Series 3, GNMA, 5.3s, 2028                         200                   215,770
-----------------------------------------------------------------------------------------------------------------------------
                                   Miami Dade County, FL, Housing Finance
                                   Authority Rev. (Home Ownership Mortgage),
                                   Series A, GNMA, 5.2s, 2031                                   670                   704,116
-----------------------------------------------------------------------------------------------------------------------------
                                   Palm Beach County, FL, Series B, GNMA,
                                   5.5s, 2022                                                   600                   615,660
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Housing Finance
                                   Authority Rev. (Multi-County Program),
                                   Series B, GNMA, 7.25s, 2029                                  500                   520,980
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Housing Finance
                                   Authority Rev. (Multi-County Program),
                                   Series B, GNMA, 6.2s, 2031                                   710                   742,838
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Housing Finance
                                   Authority Rev. (Multi-County Program),
                                   Series A, GNMA, 5.45s, 2034                                1,000                 1,081,360
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,522,215
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Florida Housing Finance Corp. Rev.,
State - 0.8%                       Homeowner Mortgage, Series 4, FSA,
                                   5.85s, 2031                                                 $825                  $871,192
-----------------------------------------------------------------------------------------------------------------------------

Solid Waste Revenue - 0.2%         Delaware County, PA, Industrial
                                   Development Authority Rev., Series A,
                                   6.2s, 2019                                                  $200                  $205,942
-----------------------------------------------------------------------------------------------------------------------------

State and Local                    Florida Municipal Loan Council Rev.,
Appropriation - 3.8%               Series B, MBIA, 5.625s, 2019                              $1,000                $1,111,790
-----------------------------------------------------------------------------------------------------------------------------
                                   Florida Municipal Loan Council Rev.,
                                   Series A, MBIA, 5.625s, 2020                               1,000                 1,113,180
-----------------------------------------------------------------------------------------------------------------------------
                                   Florida Municipal Loan Council Rev.,
                                   Series C, MBIA, 5.25s, 2022                                1,000                 1,067,310
-----------------------------------------------------------------------------------------------------------------------------
                                   Palm Beach County, FL, School Board,
                                   Series A, AMBAC, 5.5s, 2021                                  750                   827,895
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,120,175
-----------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.7%              Arbor Greene, FL, Community Development
                                   District, 5.75s, 2006                                       $116                  $117,462
-----------------------------------------------------------------------------------------------------------------------------
                                   Fishawk Community Development District II,
                                   Series B, 5s, 2007                                           195                   195,640
-----------------------------------------------------------------------------------------------------------------------------
                                   Greyhawk Landing Community Development,
                                   Series B, 6.25s, 2009                                        185                   187,830
-----------------------------------------------------------------------------------------------------------------------------
                                   Heritage Harbour South Community, Capital
                                   Improvement, Series B, 5.4s, 2008                            450                   452,826
-----------------------------------------------------------------------------------------------------------------------------
                                   Heritage Isles, FL, Community Development
                                   District, Special Assesment Rev., Series
                                   A, 5.75s, 2005                                               370                   369,874
-----------------------------------------------------------------------------------------------------------------------------
                                   Panther Trace, FL, Development District
                                   Rev., Special Assessement, 5.4s, 2008                        170                   168,896
-----------------------------------------------------------------------------------------------------------------------------
                                   Panther Trace, FL, Special Assessment,
                                   Series B, 6.5s, 2009                                         155                   156,913
-----------------------------------------------------------------------------------------------------------------------------
                                   Renaissance Community Development, Series
                                   B, 6.25s, 2008                                               170                   173,630
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,823,071
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.5%                 Orange County, FL, Tourist Development Tax
                                   Rev., Subordinated, AMBAC, 5.25s, 2027                    $1,500                $1,548,990
-----------------------------------------------------------------------------------------------------------------------------

Tobacco - 0.4%                     Iowa Tobacco Settlement Authority, Series
                                   B, 5.3s, 2025                                               $250                  $196,798
-----------------------------------------------------------------------------------------------------------------------------
                                   Tobacco Settlement Financing Corp., Asset
                                   Backed, Series B, 5.875s, 2039                               250                   196,902
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $393,700
-----------------------------------------------------------------------------------------------------------------------------
Toll Roads - 6.8%                  Florida Mid Bay Bridge Authority Rev.,
                                   Series A, AMBAC, 0s, 2018                                 $1,000                  $484,070
-----------------------------------------------------------------------------------------------------------------------------
                                   Florida Turnpike Authority, Turnpike Rev.
                                   (Department of Transportation),
                                   Series A, 5.75s, 2018                                      2,000                 2,281,460
-----------------------------------------------------------------------------------------------------------------------------
                                   Miami-Dade County, FL, Expressway
                                   Authority, FGIC, 6s, 2010(+++)                             1,000                 1,203,670
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Commonwealth Highway &
                                   Transportation, ROLS,
                                   Railroad II R 227 1, MBIA, 9.806s, 2020(++)+               2,500                 3,315,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $7,284,700
-----------------------------------------------------------------------------------------------------------------------------
Transportation - Special           Lee County, FL, Transportation Facilities
Tax - 2.8%                         Rev., Series A, AMBAC, 5.5s, 2013                         $1,150                $1,320,718
-----------------------------------------------------------------------------------------------------------------------------
                                   Orlando & Orange County, FL, Expressway,
                                   Series A, AMBAC, 5.25s, 2016                                 500                   555,775
-----------------------------------------------------------------------------------------------------------------------------
                                   Polk County, FL, Transportation
                                   Improvement Rev., FSA, 5.625s, 2017                        1,000                 1,136,670
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,013,163
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 0.3%     Illinois Educational Facilities Authority
                                   (Augustana College), Series A,
                                   5.625s, 2022                                                $300                  $308,040
-----------------------------------------------------------------------------------------------------------------------------

Universities -                     Florida Board of Regents, Housing Rev.,
Dormatories - 3.1%                 MBIA, 5.3s, 2020                                            $610                  $654,719
-----------------------------------------------------------------------------------------------------------------------------
                                   Florida Board of Regents, Housing Rev.
                                   (University of Central Florida), FGIC,
                                   5.25s, 2020                                                1,185                 1,270,841
-----------------------------------------------------------------------------------------------------------------------------
                                   Florida Finance Authority, Capital
                                   Projects, Series F, MBIA, 5.125s, 2021                     1,340                 1,400,863
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,326,423
-----------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools   Michigan Municipal Bond Authority Rev.,
- 0.1%                             YMCA Service Learning Academy, 7.625s, 2021                 $100                  $101,029
-----------------------------------------------------------------------------------------------------------------------------

Utilities - Investor               Port Morrow, OR, Pollution Control Rev.
Owned - 0.2%                       (Portland General Electric), 5.2s, 2033                     $200                  $205,734
-----------------------------------------------------------------------------------------------------------------------------

Utilities - Municipal              Escambia County, FL, Utility Systems Rev.,
Owned - 8.7%                       Series B, FGIC, 6.25s, 2016                               $1,500                $1,834,860
-----------------------------------------------------------------------------------------------------------------------------
                                   Kissimmee, FL, Electric Utility Authority,
                                   AMBAC, 5s, 2013                                            1,500                 1,646,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Marion County, FL, Utility Systems Rev.,
                                   Series A, MBIA, 5s, 2023                                   1,000                 1,030,870
-----------------------------------------------------------------------------------------------------------------------------
                                   Port St. Lucie, FL, Utility Rev., Capital
                                   Appreciation, Series A, FGIC, 0s, 2006
                                   (+++)                                                      1,405                   549,411
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority, FSA,
                                   6s, 2016                                                   2,000                 2,115,220
-----------------------------------------------------------------------------------------------------------------------------
                                   Tampa, FL, Utility Tax & Special Rev.,
                                   Series A, AMBAC, 5.25s, 2020                               1,000                 1,086,750
-----------------------------------------------------------------------------------------------------------------------------
                                   Tampa, FL, Utility Tax & Special Rev.,
                                   Series A, AMBAC, 5.25s, 2021                               1,000                 1,075,270
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $9,338,541
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  Bay County, FL, Water Systems Rev., AMBAC,
12.6%                              5.625s, 2019                                              $1,000                $1,124,230
-----------------------------------------------------------------------------------------------------------------------------
                                   Florida Community Services Corp., AMBAC,
                                   5.5s, 2018                                                 1,125                 1,252,271
-----------------------------------------------------------------------------------------------------------------------------
                                   Lee County, FL, Industrial Development
                                   Authority Rev. (Bonita Springs Utilities
                                   Project), MBIA, 6.05s, 2015                                1,000                 1,108,740
-----------------------------------------------------------------------------------------------------------------------------
                                   Miami Beach, FL, Stormwater Rev., FGIC,
                                   5.25s, 2020                                                1,000                 1,071,750
-----------------------------------------------------------------------------------------------------------------------------
                                   Miramar, FL, Wastewater Improvement Rev.,
                                   FGIC, 6.75s, 2004(+++)                                       955                 1,019,653
-----------------------------------------------------------------------------------------------------------------------------
                                   Orlando, FL, Utility Commission, Water &
                                   Electric Rev., Series D, 6.75s, 2017                       1,500                 1,887,525
-----------------------------------------------------------------------------------------------------------------------------
                                   Polk County, FL, Utility Systems Rev.,
                                   FGIC, 5s, 2023                                             1,000                 1,030,510
-----------------------------------------------------------------------------------------------------------------------------
                                   Sebring, FL, Water & Wastewater Rev.,
                                   FGIC, 5.25s, 2016                                          1,290                 1,427,669
-----------------------------------------------------------------------------------------------------------------------------
                                   Seminole County, FL, Water & Sewer Rev.,
                                   MBIA, 6s, 2019                                             3,000                 3,619,661
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $13,542,009
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $93,974,244)                                                             $101,430,329
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.1%
-----------------------------------------------------------------------------------------------------------------------------
                                   Gulf Breeze, FL, due 10/01/03                               $250                  $250,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facility
                                   Authority, Pooled Hospital Loan Program,
                                   due 10/01/03                                                 940                   940,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $1,190,000)                                                     $1,190,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $95,164,244)                                                                 $102,620,329
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 4.2%                                                                               4,547,419
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $107,167,748
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03     MFS(R) GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.1%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Atlanta, GA, Airport Facilities Rev.,
Revenue - 4.0%                     AMBAC, 0s, 2010                                           $4,000                $2,893,160
-----------------------------------------------------------------------------------------------------------------------------

General Obligations - General      Columbia County, GA (Courthouse/Detention
Purpose - 3.7%                     Center), 5.625s, 2020                                     $1,490                $1,618,453
-----------------------------------------------------------------------------------------------------------------------------
                                   Macon-Bibb County, GA, Urban Development
                                   Authority Rev. (Bibb County Public
                                   Facilities), 5.5s, 2022                                    1,000                 1,094,340
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,712,793
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement  Elberton, GA, Combined Utility Systems,
- 2.8%                             Refunding & Improvement, AMBAC, 5.5s, 2019                  $550                  $609,174
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 10.781s, 2016(++)+                               500                   674,050
-----------------------------------------------------------------------------------------------------------------------------
                                   Suwanee, GA, MBIA, 5.25s, 2032                               750                   781,620
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,064,844
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -              Forsyth County, GA, School District,
Schools - 7.9%                      6s, 2015                                                   $750                  $886,425
-----------------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, School District,
                                   6.375s, 2010                                               2,000                 2,401,640
-----------------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, School District,
                                   6.375s, 2012                                               1,000                 1,218,460
-----------------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, School District,
                                   6.375s, 2016                                               1,000                 1,258,880
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,765,405
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Richmond County, GA, Development
Care - 1.7%                        Authority, Nursing Home Rev. (Beverly
                                   Enterprises), 8.75s, 2011                                 $1,190                $1,218,239
-----------------------------------------------------------------------------------------------------------------------------

Health/Hospitals - 6.3%            Athens-Clarke County, GA (Unified Catholic
                                   Health East Issue), 5.5s, 2032                              $500                  $506,595
-----------------------------------------------------------------------------------------------------------------------------
                                   Chatham County, GA, Hospital Authority
                                   Rev., 6s, 2017                                               350                   377,709
-----------------------------------------------------------------------------------------------------------------------------
                                   Cobb County, GA, Hospital Authority
                                   Revolving, Refunding & Improvement Rev.,
                                   Anticipation Certificates, AMBAC, 5.25s, 2023                750                   784,020
-----------------------------------------------------------------------------------------------------------------------------
                                   Gainsville & Hall County, GA, Hospital
                                   Authority Rev., Northeast, GA, Health
                                   Systems, Inc., 5.5s, 2031                                    500                   503,050
-----------------------------------------------------------------------------------------------------------------------------
                                   Royston, GA, Hospital Authority Rev. (Ty
                                   Cobb Healthcare Systems, Inc.),
                                   6.125s, 2009                                                 330                   331,436
-----------------------------------------------------------------------------------------------------------------------------
                                   Tift County, GA, Hospital Authority Rev.,
                                   Anticipation Certificates, AMBAC,
                                   5s, 2022                                                   2,000                 2,061,740
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,564,550
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Cartersville, GA, Development Authority
Other - 1.8%                       Waste, Refunding Anheuser Busch Project,
                                   5.95s, 2032                                                 $750                  $790,883
-----------------------------------------------------------------------------------------------------------------------------
                                   De Kalb County, GA, Development Authority
                                   (Refunding General Motors Corp.), 6s, 2021                   500                   517,575
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,308,458
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Effingham County, GA, Development
Paper - 2.1%                       Authority (Fort James), 5.625s, 2018                        $150                  $128,479
-----------------------------------------------------------------------------------------------------------------------------
                                   Savannah, GA, Economic Development
                                   Authority Rev. (Stone Container Corp.),
                                   7.4s, 2026                                                   300                   303,348
-----------------------------------------------------------------------------------------------------------------------------
                                   Savannah, GA, Economic Development
                                   Authority Rev. (Union Camp Corp.), 6.15s, 2017             1,000                 1,089,370
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,521,197
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Clayton County, GA, Housing Authority,
Revenue - 4.6%                     GNMA, 5.5s, 2032                                            $995                $1,034,243
-----------------------------------------------------------------------------------------------------------------------------
                                   De Kalb County, GA, Housing Authority Rev.
                                   (Collateral Castaways Apartments), Series
                                   A, GNMA, 5.4s, 2029                                          600                   621,396
-----------------------------------------------------------------------------------------------------------------------------
                                   Hinesville, GA, Leased Housing Corp. Rev.
                                   (Baytree Apartments), FHA, 6.7s, 2017                        900                   918,036
-----------------------------------------------------------------------------------------------------------------------------
                                   Savannah, GA, Housing Authority (Refunding
                                   Chatham Gardens Project), FNMA, 5.625s, 2031                 750                   810,945
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,384,620
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Georgia Housing & Finance Authority Rev.,
State - 5.5%                       6.05s, 2019                                                  $85                   $85,704
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev.,
                                   5.2s, 2020                                                   585                   603,211
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev.,
                                   5.8s, 2021                                                   750                   784,448
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev.,
                                   5.5s, 2032                                                 1,000                 1,022,470
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev.,
                                   Single Family Mortgage, 5.1s, 2022                           750                   765,915
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Housing & Finance Authority Rev.,
                                   Single Family Mortgage, 5.6s, 2032                           745                   764,556
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,026,304
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Athens, GA, Housing Authority, University
Appropriation - 8.4%               of Georgia East Campus, AMBAC, 5.25s, 2022                $1,000                $1,070,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Clayton County, GA, Development Authority
                                   Rev., 6.25s, 2020                                            500                   584,645
-----------------------------------------------------------------------------------------------------------------------------
                                   Fayette County, GA, Public Facilities
                                   Authority Rev. (Criminal Justice Center),
                                   6.25s, 2010(+++)                                             755                   918,526
-----------------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Facilities Corp.,
                                   AMBAC, 5.5s, 2018                                          1,195                 1,337,133
-----------------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Facilities Corp.,
                                   AMBAC, 5.9s, 2019                                          1,000                 1,158,580
-----------------------------------------------------------------------------------------------------------------------------
                                   Rockland County, GA, Hospital Authority
                                   Rev. (Ty Cobb Healthcare Systems, Inc.),
                                   AMBAC, 5.625s, 2020                                          500                   554,225
-----------------------------------------------------------------------------------------------------------------------------
                                   Savannah, GA, Economic Development
                                   Authority, GTREP Project, MBIA, 5s, 2022                     500                   519,080
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,142,189
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.5%                 Virgin Islands Public Finance Authority
                                   Rev., ASST GTY, 5.5s, 2018                                $1,000                $1,098,560
-----------------------------------------------------------------------------------------------------------------------------

Tobacco - 0.5%                     Childrens Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                                $390                  $348,512
-----------------------------------------------------------------------------------------------------------------------------

Universities - Colleges - 8.5%     Fulton County, GA, Development Authority
                                   Rev. (Georgia Tech Foundation), 5.75s, 2017               $1,000                $1,146,750
-----------------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Development Authority
                                   Rev. (Morehouse College), AMBAC, 6.25s, 2021                 980                 1,151,676
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Private Colleges & University
                                   Authority Rev. (Emory University),
                                   5.75s, 2016                                                1,000                 1,142,630
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Private Colleges & University
                                   Authority Rev. (Emory University),
                                   5.75s, 2018                                                1,000                 1,145,840
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Private Colleges & University
                                   Authority Rev. (Mercer University
                                   Project), 5.75s, 2021                                        500                   530,205
-----------------------------------------------------------------------------------------------------------------------------
                                   Private Colleges & University Authority
                                   (Spelman College), 5.25s, 2021                               500                   534,125
-----------------------------------------------------------------------------------------------------------------------------
                                   Savannah, GA, Economic Development
                                   Authority Rev. (College of Art & Design,
                                   Inc.), 6.2s, 2009                                            500                   562,595
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,213,821
-----------------------------------------------------------------------------------------------------------------------------
Universities -                     Bulloch County, GA, Development Authority
Dormatories - 4.8%                 (Southern University Project), AMBAC, 5s, 2021            $1,000                $1,045,170
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Private Colleges & University
                                   Authority Rev., Mercer Housing Corp.,
                                   6s, 2021                                                     500                   521,260
-----------------------------------------------------------------------------------------------------------------------------
                                   Marietta, GA, Development Authority Rev.
                                   (Southern Polytech University),
                                   6.25s, 2027                                                1,000                   869,530
-----------------------------------------------------------------------------------------------------------------------------
                                   Milledgeville Baldwin County, GA, Georgia
                                   College & State University Foundation, 1s, 2032            1,000                 1,028,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,464,460
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Appling County, GA, Development Authority
Owned - 8.0%                       Rev. (Ogelthorpe Power Corp.), MBIA,
                                   7.15s, 2021                                               $1,400                $1,433,474
-----------------------------------------------------------------------------------------------------------------------------
                                   Georgia Municipal Electric Authority,
                                   Power Rev., MBIA, 6.5s, 2020                               1,250                 1,577,587
-----------------------------------------------------------------------------------------------------------------------------
                                   Griffin, GA, Combined Public Utility,
                                   Refunding & Improvement, AMBAC,
                                   5s, 2021                                                   1,500                 1,575,825
-----------------------------------------------------------------------------------------------------------------------------
                                   Monroe County, GA, Development Authority,
                                   Pollution Control Rev. (Oglethorpe Power),
                                   6.8s, 2012                                                 1,000                 1,217,560
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $5,804,446
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue -  Alanta, GA, Water & Wastewater Rev.,
23.0%                              RITES, FGIC, 9.639s, 2016(++)+                            $4,000                $5,381,120
-----------------------------------------------------------------------------------------------------------------------------
                                   Clayton County, GA, Water & Sewage
                                   Authority Rev., 6.25s, 2017                                1,000                 1,183,840
-----------------------------------------------------------------------------------------------------------------------------
                                   Columbia County, GA, Water & Sewage Rev.,
                                   FGIC, 6.25s, 2010(+++)                                       470                   567,892
-----------------------------------------------------------------------------------------------------------------------------
                                   Coweta County, GA, Development Authority
                                   Rev. (Newnan Water Sewage & Light
                                   Commission), AMBAC, 5.75s, 2016                            1,000                 1,144,080
-----------------------------------------------------------------------------------------------------------------------------
                                   Fairburn, GA, Utility Rev., 5.75s, 2020                      500                   546,480
-----------------------------------------------------------------------------------------------------------------------------
                                   Forsyth County, GA, Water & Sewage
                                   Authority, 6.25s, 2010(+++)                                1,105                 1,339,172
-----------------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Water & Sewage Rev.,
                                   FGIC, 6.375s, 2014                                         3,150                 3,833,581
-----------------------------------------------------------------------------------------------------------------------------
                                   Fulton County, GA, Water & Sewage Rev.,
                                   FGIC, 6.375s, 2014                                           100                   120,809
-----------------------------------------------------------------------------------------------------------------------------
                                   Gainesville, GA, Water & Sewage Authority
                                   Rev., FGIC, 5.625s, 2019                                   1,000                 1,112,950
-----------------------------------------------------------------------------------------------------------------------------
                                   Jackson County, GA, Water & Sewage
                                   Authority Rev., AMBAC, 5.75s, 2017                         1,000                 1,156,870
-----------------------------------------------------------------------------------------------------------------------------
                                   Summerville, GA, Public Utility Rev.,
                                   Refunding & Improvement, 5.75s, 2026                         350                   363,517
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $16,750,311
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $62,801,590)                                                              $69,281,869
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.7%
-----------------------------------------------------------------------------------------------------------------------------
                                   Lincoln County, WY, Pollution Control Rev.
                                   (Exxon), due 10/01/03                                       $100                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   MSR Public Power Agency, CA, due 10/01/03                    100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Oregon State, due 10/01/03                                   200                   200,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Pinellas County, FL, Health Facility
                                   Authority, Pooled Hospital Loan Program,
                                   due 10/01/03                                                 100                   100,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $500,000)                                                         $500,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $63,301,590)                                                                  $69,781,869
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 4.2%                                                                               3,035,074
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                               $72,816,943
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03     MFS(R) MARYLAND MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port                   Maryland Transport Authority, Baltimore/
Revenue - 2.4%                     Washington International Airport, "A",
                                   AMBAC, 5s, 2027                                           $1,000                $1,020,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Transport Authority Airport Park
                                   Rev., Baltimore/Washington International
                                   Airport, "B", AMBAC, 5.25s, 2009                           2,840                 3,171,400
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,192,100
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General      Baltimore, MD, Consolidated Public
Purpose - 5.8%                     Improvement, 7.15s, 2009                                  $2,120                $2,626,913
-----------------------------------------------------------------------------------------------------------------------------
                                   Frederick County, MD, Public Facilities,
                                   5.2s, 2019                                                 1,700                 1,842,834
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince Georges County, MD, Consolidated
                                   Public Improvement, "A", 5s, 2020                          1,550                 1,657,570
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince Georges County, MD, Consolidated
                                   Public Improvement, "A", 5s, 2023                          2,000                 2,082,180
-----------------------------------------------------------------------------------------------------------------------------
                                   State of Maryland, 5.75s, 2014                             1,550                 1,816,786
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,026,283
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement
- 18.1%                            Anne Arundel County, MD, 5s, 2015                         $2,000                $2,181,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, FGIC, 5.5s, 2018(+++)                       1,700                 2,007,139
-----------------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, Consolidated Public
                                   Improvement, MBIA, 7s, 2009                                1,000                 1,248,030
-----------------------------------------------------------------------------------------------------------------------------
                                   Frederick County, MD, Public Facilities,
                                   5.25s, 2016                                                2,000                 2,210,660
-----------------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, Consolidated Public
                                   Improvement, "A", 5.5s, 2019                               1,000                 1,094,020
-----------------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, Consolidated Public
                                   Improvement, "A", 5.5s, 2020                               2,000                 2,180,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, Metropolitan District,
                                   0s, 2008                                                   1,000                   889,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland State, State & Local Facilities
                                   Loan, Capital Improvement, "A",
                                   5.5s, 2015                                                 1,500                 1,762,665
-----------------------------------------------------------------------------------------------------------------------------
                                   Montgomery County, MD, Consolidated Public
                                   Improvement, 5.75s, 2018(+++)                              2,000                 2,352,580
-----------------------------------------------------------------------------------------------------------------------------
                                   Montgomery County, MD, Consolidated Public
                                   Improvement, 5s, 2021                                        500                   527,715
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, 0s, 2007                       5,110                 4,723,786
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Consolidated
                                   Public Improvement, FSA,
                                   5.375s, 2015                                               1,500                 1,670,685
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Municipal Finance Agency,
                                   RITES, FSA, 9.773s, 2019(++)+                              1,000                 1,215,140
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., MBIA,
                                   5.5s, 2018                                                 1,000                 1,121,500
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., MBIA,
                                   5s, 2021                                                   1,000                 1,048,870
-----------------------------------------------------------------------------------------------------------------------------
                                   Washington, MD, Suburban Sanitation
                                   District, 5.25s, 2016                                        865                   925,403
-----------------------------------------------------------------------------------------------------------------------------
                                   Worcester County, MD, Public Improvement,
                                   5.625s, 2013                                               1,620                 1,826,064
-----------------------------------------------------------------------------------------------------------------------------
                                   Worcester County, MD, Public Improvement,
                                   5.625s, 2015                                               2,030                 2,327,253
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $31,312,830
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 0.6%                     Montgomery County, MD, 5s, 2020                           $1,000                $1,062,590
-----------------------------------------------------------------------------------------------------------------------------

Health Care Revenue - Hospitals -  Maryland Health & Higher Education
13.7%                              Facilities Authority Rev., Adventist
                                   Healthcare, Series A, 5.75s, 2025                         $1,000                $1,001,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev., Union Hospital
                                   Of Cecil County Issue, 5.625s, 2032                        1,000                 1,024,850
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Carroll County
                                   General Hospital), 6s, 2037                                1,000                 1,042,330
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Catholic Health
                                   Initiatives), 6s, 2020                                     1,000                 1,112,360
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Doctors
                                   Community Hospital), 5.5s, 2024                            1,000                   966,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Frederick
                                   Memorial Hospital), FGIC, 5.25s, 2013                      2,850                 3,232,385
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Frederick
                                   Memorial Hospital), 5.125s, 2035                           1,000                 1,009,720
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Good Samaritan
                                   Hospital), 5.7s, 2009                                      1,085                 1,267,768
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Howard County
                                   General Hospital), 5.5s, 2021                              4,000                 4,103,280
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Johns Hopkins
                                   University), 5s, 2021                                        750                   770,580
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Mercy Medical
                                   Center), FSA, 5.625s, 2017                                 1,800                 1,965,186
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (North Arundel
                                   Hospital), 6.5s, 2026                                        500                   541,190
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (University of
                                   Maryland Medical System), 6.625s, 2020                     1,000                 1,111,200
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Upper
                                   Chesapeake Hospital), FSA, 5.5s, 2020                      2,000                 2,144,920
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Industrial Development Finance
                                   Authority, Economic Development Rev., RIBS
                                   (Bon Secours Health System), FSA, 10.56s, 2022(++)         1,400                 1,942,920
-----------------------------------------------------------------------------------------------------------------------------
                                   Montgomery County, MD, Economic
                                   Development, Trinity Health Credit Group,
                                   5.125s, 2022                                                 500                   510,600
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $23,746,689
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Maryland Health & Higher Education
Care - 0.6%                        Facilities Authoritiy Rev., Mercy Ridge,
                                   "A", 6s, 2035                                               $150                  $146,508
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Bradford Oaks
                                   Center), 6.375s, 2027                                      1,000                   933,710
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,080,218
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Baltimore, MD, Port Facilities Rev.
Chemicals - 0.9%                   (duPont (E.I.) de Nemours), 6.5s, 2011                    $1,500                $1,535,070
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Northeast Maryland Waste Disposal
Environmental Services - 0.4%      Authority, Resources Recovery Rev.
                                   (Baltimore Resco Retrofit), 5s, 2012                        $690                  $675,889
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Upper Potomac, MD, River Commission,
Paper - 0.4%                       Pollution Control Rev. (Westvaco), 10.5s, 2004              $150                  $150,824
-----------------------------------------------------------------------------------------------------------------------------
                                   Upper Potomac, MD, River Commission,
                                   Pollution Control Rev. (Westvaco), 9.125s, 2015              500                   501,685
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $652,509
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -            Maryland Industrial Authority Economic
Entertainment &                    Development, Baltimore Aquarium Project,
Tourism - 0.6%                     5.2s, 2026                                                $1,000                $1,011,700
-----------------------------------------------------------------------------------------------------------------------------

Miscellaneous Revenue -            Maryland Industrial Development Finance
Other - 1.9%                       Authority Rev. (YMCA/Baltimore),
                                   8s, 2012(+++)                                             $2,825                $3,391,751
-----------------------------------------------------------------------------------------------------------------------------

Multi-Family Housing               Baltimore, MD, City Housing, FHA,
Revenue - 3.5%                     7.75s, 2009                                                 $580                  $580,481
-----------------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, City Housing, FHA, 7.25s, 2023              1,110                 1,095,959
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development
                                   Administration, Multi Family Housing
                                   Insured Mortgage, "B", 5.6s, 2032                          1,250                 1,298,362
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development
                                   Administration (Waters Landing
                                   Apartments), GNMA, 5.875s, 2033                            1,500                 1,584,825
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Housing
                                   Authority, Fairview & Hillside Projects,
                                   "A", GNMA, 4.85s, 2032                                     1,500                 1,505,415
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,065,042
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -
Local - 1.0%                       Prince George's County, MD, 7.4s, 2032                      $495                  $504,841
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Housing
                                   Authority Rev., GNMA, 5.375s, 2018                           695                   723,613
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Housing
                                   Sinking Fund (Collateral, Series A), GNMA,
                                   5.6s, 2034                                                   510                   548,994
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,777,448
-----------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue -    Maryland Community Development
State - 7.1%                       Administration, 5.875s, 2016                              $1,615                $1,711,593
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development
                                   Administration, 5.15s, 2018                                2,000                 2,068,440
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development
                                   Administration, 6.05s, 2020                                2,045                 2,158,743
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development
                                   Administration, 6.2s, 2020                                 2,390                 2,395,784
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development
                                   Administration, 6.75s, 2026                                  780                   800,608
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Community Development
                                   Administration, Single Family Program,
                                   Second Series, 4.5s, 2024                                  1,135                 1,142,922
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing Finance Authority,
                                   Amount Mortgage Backed Securities, "A",
                                   4.375s, 2017                                               1,500                 1,503,450
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Housing Finance Authority,
                                   Amount Mortgage Backed Securities, "A",
                                   4.75s, 2023                                                  500                   499,970
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $12,281,510
-----------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 4.0%         Northeast Maryland Waste Disposal
                                   Authority Rev. (Montgomery County),
                                   6s, 2006                                                  $1,100                $1,207,294
-----------------------------------------------------------------------------------------------------------------------------
                                   Northeast Maryland Waste Disposal
                                   Authority Rev. (Southwest County Resource
                                   Recovery), MBIA, 7.2s, 2005                                1,000                 1,034,610
-----------------------------------------------------------------------------------------------------------------------------
                                   Northeast Maryland Waste Disposal Solid,
                                   AMBAC, 5.5s, 2016                                          1,000                 1,082,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD (Solid Waste
                                   Management), FSA, 5.25s, 2013                              3,500                 3,580,430
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,904,894
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Howard County, MD, Certificates of
Appropriation - 9.6%               Participation, "A", 8s, 2019                                $805                $1,157,993
-----------------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, Certificates of
                                   Participation, "B", 8s, 2019                                 385                   553,823
-----------------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, Certificates of
                                   Participation, "B", 8.15s, 2021                              450                   653,512
-----------------------------------------------------------------------------------------------------------------------------
                                   Howard County, MD, Certificates of
                                   Participation, "C", 8s, 2019                                 680                   978,180
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Stadium Authority, Sports
                                   Facilities Leasing Rev., AMBAC,
                                   5.875s, 2012                                               1,000                 1,072,590
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Certificates
                                   of Participation, MBIA, 0s, 2005                           2,495                 2,435,943
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Certificates
                                   of Participation, MBIA, 0s, 2006                           2,490                 2,383,553
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Industrial
                                   Development Authority, MBIA, 0s, 2004                        980                   971,052
-----------------------------------------------------------------------------------------------------------------------------
                                   Prince George's County, MD, Industrial
                                   Development Authority, MBIA, 0s, 2009                      1,500                 1,273,890
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., AMBAC,
                                   5.375s, 2018                                               1,000                 1,151,310
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., 5.7s, 2025               1,235                 1,317,696
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.458s, 2013(++)+                                     500                   653,940
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.458s, 2016(++)+                                   1,520                 1,993,723
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $16,597,205
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.2%                 Virgin Islands Public Finance Authority
                                   Rev., 5.875s, 2018                                        $1,000                $1,030,500
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority
                                   Rev., Series A, 5.5s, 2022                                 1,000                 1,020,260
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,050,760
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%                     Childrens Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                                $245                  $218,937
-----------------------------------------------------------------------------------------------------------------------------
                                   Guam Economic Development Authority, 5.5s, 2041              400                   345,964
-----------------------------------------------------------------------------------------------------------------------------
                                   Tobacco Settlement Financing Corp., 5s, 2021                 260                   218,707
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $783,608
-----------------------------------------------------------------------------------------------------------------------------
Transportation - Special           Maryland State Department Transportation
Tax - 1.3%                         Consolidated, 5.25s, 2014                                 $2,000                $2,285,460
-----------------------------------------------------------------------------------------------------------------------------

Universities - Colleges - 11.4%    Annapolis, MD, Economic Development Rev.
                                   (St. John's College), 5.5s, 2018                             750                   784,665
-----------------------------------------------------------------------------------------------------------------------------
                                   Anne Arundel County, MD, Economic
                                   Development, Community College Project,
                                   5.25s, 2028                                                1,600                 1,624,512
-----------------------------------------------------------------------------------------------------------------------------
                                   Frederick County, MD, Educational
                                   Facilities Rev. (Mount St. Mary's
                                   College), 5.7s, 2020                                         850                   876,869
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Johns Hopkins
                                   University), 5.125s, 2020                                  1,500                 1,588,725
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Johns Hopkins
                                   University), 5.625s, 2027                                  1,400                 1,496,362
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Johns Hopkins
                                   University), Series "A", 5s, 2032                          3,000                 3,040,620
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland Health & Higher Education
                                   Facilities Authority Rev. (Loyola
                                   College), MBIA, 5.5s, 2016                                 3,000                 3,314,730
-----------------------------------------------------------------------------------------------------------------------------
                                   Morgan State University, MD, Academic,
                                   Series A, FGIC, 5s, 2020                                     500                   529,830
-----------------------------------------------------------------------------------------------------------------------------
                                   Morgan State University, MD, Academic,
                                   Series B, FGIC, 5s, 2022                                     350                   366,317
-----------------------------------------------------------------------------------------------------------------------------
                                   Morgan, MD, State University Academic &
                                   Auxiliary Facilities & Fees Rev., MBIA,
                                   0s, 2006                                                   1,135                 1,088,499
-----------------------------------------------------------------------------------------------------------------------------
                                   Morgan, MD, State University Academic &
                                   Auxiliary Facilities & Fees Rev., MBIA,
                                   0s, 2008                                                   1,400                 1,245,496
-----------------------------------------------------------------------------------------------------------------------------
                                   Morgan, MD, State University Academic &
                                   Auxiliary Facilities & Fees Rev., MBIA,
                                   6.05s, 2015                                                1,500                 1,832,940
-----------------------------------------------------------------------------------------------------------------------------
                                   University of Maryland, Auxillary
                                   Facilities & Tuition Rev., 0s, 2004                        1,000                   988,470
-----------------------------------------------------------------------------------------------------------------------------
                                   Westminster, MD, Education Facilities
                                   Rev., McDaniel College, 5.5s, 2032                         1,000                 1,000,150
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $19,778,185
-----------------------------------------------------------------------------------------------------------------------------
Universities -                     Maryland State Economic Development Corp.,
Dormatories - 2.9%                 Senior Morgan State University Project,
                                   Series A, 6s, 2034                                        $1,000                $1,006,970
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland State Economic Development Corp.,
                                   Student Housing Rev. (Salisbury
                                   University), 6s, 2019                                      1,000                 1,027,690
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland State Economic Development Corp.,
                                   Student Housing Rev. (Towson University),
                                   5.75s, 2029                                                1,000                   971,230
-----------------------------------------------------------------------------------------------------------------------------
                                   Maryland State Economic Development Corp.
                                   (University of Maryland), AMBAC, 5s, 2019                  1,850                 1,952,064
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,957,954
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Guam Power Authority Rev., RITES, AMBAC,
Owned - 5.2%                       9.198s, 2015(++)+                                         $1,680                $2,047,450
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev.,
                                   FSA, 5.125s, 2016                                          2,500                 2,721,100
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev.,
                                   RITES, FSA, 9.158s, 2015(++)+                              1,400                 1,657,292
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Electric Power Authority Rev.,
                                   Series NN, 5.125s, 2024                                    1,500                 1,533,255
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Water & Power Authority,
                                   AMBAC, 5s, 2017                                            1,000                 1,086,310
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $9,045,407
-----------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility            Baltimore, MD, Wastewater Rev., FGIC,
Revenue - 5.2%                     6s, 2015                                                  $1,000                $1,212,970
-----------------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, Wastewater Rev., MBIA,
                                   5.65s, 2020                                                2,000                 2,312,400
-----------------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, Wastewater Rev., MBIA,
                                   11.02s, 2020(++)                                           3,000                 3,944,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Baltimore, MD, Project Revenue, Refunding
                                   Water Projects, "A", FGIC, 5.125s, 2032                    1,000                 1,022,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Aqueduct & Sewer Authority
                                   Rev., 10.25s, 2009                                           355                   445,621
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $8,938,071
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $154,994,786)                                                            $170,153,173
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.6%
-----------------------------------------------------------------------------------------------------------------------------
                                   New York City, NY, Municipal Water & Sewer
                                   Finance Authority Rev.,
                                   due 10/01/03                                                $200                  $200,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Sevier County, TN, Public Building
                                   Authority, due 10/01/03                                      800                   800,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $1,000,000)                                                     $1,000,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $155,994,786)                                                                $171,153,173
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                                               2,017,084
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $173,170,257
-----------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/03     MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL AMOUNT
                                   ISSUER                                             (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 4.4%                     Massachusetts Port Authority, 6s, 2015                    $1,000                $1,156,860
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority, FSA, 5.125s, 2017            1,275                 1,345,801
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority (Delta
                                   Airlines, Inc.), AMBAC, 5.5s, 2019                         2,000                 2,101,480
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority (US Airways),
                                   MBIA, 5.875s, 2016                                         1,900                 2,066,022
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority (USAIR),
                                   MBIA, 5.625s, 2011                                         1,140                 1,233,354
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority Rev., 13s, 2013                 745                 1,161,284
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority Rev., 6.125s, 2017            1,460                 1,675,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Port Authority Rev., Series
                                   A, MBIA, 5s, 2033                                          1,500                 1,516,485
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $12,256,446
-----------------------------------------------------------------------------------------------------------------------------
General Obligations - General
Purpose - 19.9%                    Boston, MA, Series A, 5.75s, 2010(+++)                    $3,645                $4,264,431
-----------------------------------------------------------------------------------------------------------------------------
                                   Brookline, MA, 5.375s, 2019                                1,800                 1,975,824
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, ETM, 0s, 2004               8,170                 8,061,911
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, 0s, 2004                    1,080                 1,064,729
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, ETM, 0s, 2005               2,000                 1,932,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, FGIC, 7s, 2009              1,150                 1,414,810
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, 5.875s, 2009(+++)           1,000                 1,191,180
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, 6s, 2010(+++)                 125                   149,091
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, 6s, 2010(+++)               3,000                 3,578,190
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts, 5.75s, 2010(+++)            2,000                 2,337,820
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts,
                                   Consolidated Loan Series B, 5.625s, 2010(+++)              2,000                 2,327,880
-----------------------------------------------------------------------------------------------------------------------------
                                   Commonwealth of Massachusetts,
                                   Consolidated Loan Series B, 5.75s, 2010(+++)               1,000                 1,178,090
-----------------------------------------------------------------------------------------------------------------------------
                                   Greater Lawrence, MA, San District, MBIA,
                                   5.625s, 2020                                               1,940                 2,165,098
-----------------------------------------------------------------------------------------------------------------------------
                                   Lynn, MA, AMBAC, 5.125s, 2018                              3,690                 3,971,731
-----------------------------------------------------------------------------------------------------------------------------
                                   Mansfield, MA, FSA, 5.375s, 2017                           1,170                 1,281,969
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State, MBIA, 5s, 2022                        1,000                 1,034,050
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State, A 2003, MBIA, 7.5s, 2004                105                   109,556
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State, Consolidated Loan A,
                                   MBIA, 7.5s, 2004                                             920                   959,919
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State, Consolidated Loan,
                                   Series D, MBIA, 5s, 2021                                   1,380                 1,433,999
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State, Consolidated Loan,
                                   Series E, FSA, 5.25s, 2020                                 1,000                 1,078,440
-----------------------------------------------------------------------------------------------------------------------------
                                   Middleborough, MA, FGIC, 5.6s, 2014                           75                    84,185
-----------------------------------------------------------------------------------------------------------------------------
                                   Salisbury, MA, MBIA, 5.25s, 2031                           2,790                 2,891,668
-----------------------------------------------------------------------------------------------------------------------------
                                   Sutton, MA, MBIA, 5.5s, 2017                               1,000                 1,114,610
-----------------------------------------------------------------------------------------------------------------------------
                                   Sutton, MA, MBIA, 5.5s, 2019                               1,000                 1,101,780
-----------------------------------------------------------------------------------------------------------------------------
                                   Wakefield, MA, FGIC, 5s, 2021                              1,070                 1,123,971
-----------------------------------------------------------------------------------------------------------------------------
                                   Westford, MA, FGIC, 5.25s, 2020                            2,250                 2,414,700
-----------------------------------------------------------------------------------------------------------------------------
                                   Weymouth, MA, MBIA, 5.375s, 2020                           1,250                 1,355,738
-----------------------------------------------------------------------------------------------------------------------------
                                   Worcester, MA, FSA, 6s, 2016                               2,955                 3,458,975
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $55,057,045
-----------------------------------------------------------------------------------------------------------------------------

General Obligations -              Massachusetts Bay Transit Authority,
Improvement - 4.0%                 Pennsylvania 675A 1, RITES,
                                   10.965s, 2016(++)+                                        $4,835                $6,765,132
-----------------------------------------------------------------------------------------------------------------------------
                                   Maynard, MA, MBIA, 5.5s, 2021                              1,000                 1,112,330
-----------------------------------------------------------------------------------------------------------------------------
                                   Springfield, MA, Municipal Purpose Loan,
                                   FSA, 6.25s, 2019                                           2,600                 3,052,348
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,929,810
-----------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 4.4%                     Belmont, MA, 5s, 2015                                     $2,165                $2,274,592
-----------------------------------------------------------------------------------------------------------------------------
                                   Dudley-Charlton, MA, Regional School
                                   District, RITES, FGIC, 9.208s, 2015(++)+                   1,365                 1,743,624
-----------------------------------------------------------------------------------------------------------------------------
                                   Dudley-Charlton, MA, Regional School
                                   District, RITES, FGIC, 9.208s, 2016(++)+                   1,430                 1,828,570
-----------------------------------------------------------------------------------------------------------------------------
                                   Dudley-Charlton, MA, Regional School
                                   District, RITES, FGIC, 9.208s, 2018(++)+                   1,565                 1,981,352
-----------------------------------------------------------------------------------------------------------------------------
                                   Narragansett, MA, Regional School
                                   District, AMBAC, 6s, 2019                                  1,720                 1,994,942
-----------------------------------------------------------------------------------------------------------------------------
                                   Tantasqua, MA, Regional School District,
                                   FSA, 5.375s, 2016                                          2,000                 2,213,180
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $12,036,260
-----------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term    Boston, MA, Industrial Development Finance
Care - 1.0%                        Authority Rev. (Alzheimers Center), FHA,
                                   5.5s, 2012                                                  $375                  $405,893
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Beverly Enterprises), 8.375s, 2009                   1,895                 1,936,671
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Evanswood), 0s, 2014**                                 497                        50
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance
                                   Agency, First Mortgage Loomis Cmntys
                                   Project A, 6.9s, 2032                                        530                   544,087
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $2,886,701
-----------------------------------------------------------------------------------------------------------------------------
Health/Hospitals - 11.0%           Massachusetts Development Finance Agency,
                                   Massachusetts Biomedical Research, 6.375s, 2016              $50                   $56,899
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Anna Jaques
                                   Hospital), 6.875s, 2012                                      685                   693,069
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Berkshire
                                   Health Systems), 6.25s, 2031                               1,350                 1,388,084
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Caritas Christi
                                   Obligation), 6.5s, 2012                                      500                   517,230
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Caritas Christi
                                   Obligation), 5.7s, 2015                                      500                   475,320
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Jordan
                                   Hospital), 5.25s, 2018                                     1,930                 1,620,968
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (North Adams
                                   Regional Hospital), 6.625s, 2018                           1,010                   979,165
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Partners Health
                                   care), 5.75s, 2021                                           100                   106,608
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Milford-
                                   Whitinsville Regional), 5.25s, 2018                        1,500                 1,401,660
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Milton
                                   Hospital), 5.5s, 2016                                        800                   819,736
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Newton Wellsley
                                   College), MBIA, 6.125s, 2015                               1,000                 1,140,780
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Partners
                                   Healthcare), MBIA, 5.375s, 2018                            2,000                 2,126,940
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (South Shore
                                   Hospital), 5.625s, 2019                                    2,000                 2,056,160
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (University of
                                   Massachusetts), 6.5s, 2021                                 1,000                 1,037,400
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Milford-
                                   Whitinsville Hospital), 6.35s, 2032                           50                    50,304
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Massachusetts Biomedical Research),
                                   0s, 2004                                                   5,000                 4,945,450
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Massachusetts Biomedical Research),
                                   0s, 2010                                                   5,300                 4,161,401
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   (Baystate Medical Center), Series F,
                                   5.75s, 2033                                                2,000                 2,072,740
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   (Caritas Christi Obligation), Series B,
                                   6.25s, 2022                                                   20                    19,474
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   (Catholic Health East Issue),
                                   5.5s, 2032                                                 1,575                 1,579,930
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   (New England Medical Center Hospital),
                                   Series H, FGIC, 5.375s, 2019                                 815                   875,864
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   (New England Medical Center) Hospital,
                                   Series H, FGIC, 5.375s, 2018                               1,000                 1,083,670
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational,
                                   Healthcare Systems (Covenant Health),
                                   6.5s, 2017                                                    75                    82,615
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational,
                                   Healthcare Systems (Covenant Health), 6s, 2031             1,000                 1,036,160
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $30,327,627
-----------------------------------------------------------------------------------------------------------------------------
Human Services - 0.6%              Massachusetts Health & Education
                                   Facilities Authority Rev. (Learning Center
                                   for Deaf Children), 6.1s, 2019                            $1,000                  $996,380
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Vinfen Corp.), 7.1s, 2003(+++)                         570                   585,493
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,581,873
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Massachusetts Development Finance Agency
Environmental Services - 0.4%      Rev., Resource Recovery Rev. (Waste
                                   Management, Inc.), 6.9s, 2029                             $1,000                $1,107,150
-----------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -               Massachusetts Development Finance Agency
Other - 1.4%                       Rev. (Springfield Resources Recovery),
                                   5.625s, 2019                                              $1,675                $1,740,961
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Welch Foods, Inc.), 5.6s, 2017                       2,100                 2,210,439
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,951,400
-----------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -               Route 3 North Transport Improvement, MA,
Paper - 1.2%                       MBIA, 5.375s, 2010(+++)                                   $2,900                $3,353,183
-----------------------------------------------------------------------------------------------------------------------------

Miscellaneous Revenue -            Massachusetts State Development Finance
Other - 1.5%                       Agency (Comb Jewish Philathropies) A,
                                   5.25s, 2022                                               $1,000                $1,060,790
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance
                                   Agency, WGBH Educational Foundation,
                                   Series A, AMBAC, 5.375s, 2042                              3,000                 3,107,280
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,168,070
-----------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing               Massachusetts Housing Finance Agency Rev.,
Revenue - 1.2%                     AMBAC, 5.7s, 2020                                         $1,515                $1,573,994
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency Rev.,
                                   FNMA, 6.9s, 2025                                           1,700                 1,745,798
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,319,792
-----------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%                     Rail Connections, Inc., MA (Route 128
                                   Parking Garage), 6s, 2009(+++)                              $450                  $543,465
-----------------------------------------------------------------------------------------------------------------------------
                                   Rail Connections, Inc., MA (Route 128
                                   Parking Garage), 6s, 2009(+++)                               500                   603,850
-----------------------------------------------------------------------------------------------------------------------------
                                   Rail Connections, Inc., MA (Route 128
                                   Parking Garage), 6s, 2009(+++)                               250                   301,925
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $1,449,240
-----------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax               Route 3 North Transport Improvement
Revenue - 0.6%                     Associates, MBIA, 5.625s, 2010(+++)                       $1,500                $1,757,175
-----------------------------------------------------------------------------------------------------------------------------

Single Family Housing Revenue -    Massachusetts Housing Finance Agency Rev.,
State - 2.4%                       6.6s, 2026                                                  $420                  $433,599
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Housing Finance Agency Rev.,
                                   Amt Single Family, Series 79, FSA, 5.85s, 2021               585                   615,157
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev., MBIA, 6.35s, 2022                                    1,205                 1,258,719
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Housing Finance
                                   Agency, Amt Single Family, Series 93,
                                   5.05s, 2020                                                1,240                 1,260,770
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Housing Finance
                                   Agency, Single Family, Series 91,
                                   5.5s, 2031                                                 2,895                 2,963,525
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,531,770
-----------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.4%         Massachusetts Development Finance Agency
                                   Rev., Resources Recovery Rev. (Ogden
                                   Haverhill), 6.7s, 2014                                      $600                  $632,358
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev., Semass Systems, Series B, MBIA,
                                   5.625s, 2016                                               1,125                 1,257,266
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Ogden Haverhill), 5.5s, 2013                            25                    24,422
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev., Resources Recovery Rev. (Ogden
                                   Haverhill), 5.6s, 2019                                     1,925                 1,818,182
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $3,732,228
-----------------------------------------------------------------------------------------------------------------------------
State and Local                    Massachusetts Bay Transportation
Appropriation - 3.8%               Authority, 5.75s, 2018                                    $3,780                $4,291,774
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Visual & Performing Arts),
                                   6s, 2015                                                   1,235                 1,491,608
-----------------------------------------------------------------------------------------------------------------------------
                                   Puerto Rico Public Finance Corp., RITES,
                                   AMBAC, 9.458s, 2016(++)+                                   2,500                 3,279,150
-----------------------------------------------------------------------------------------------------------------------------
                                   University of Massachusetts, Building
                                   Authority, AMBAC, 5.5s, 2018                               1,400                 1,555,708
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,618,240
-----------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 2.4%        Massachusetts Educational Financing
                                   Authority, AMBAC, 5.3s, 2016                              $2,050                $2,177,305
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Educational Financing
                                   Authority, MBIA, 6.05s, 2017                                  90                    96,779
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Educational Financing
                                   Authority, Refunding Series E, AMBAC,
                                   4.6s, 2010                                                 3,000                 3,150,390
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Educational Financing
                                   Authority, Refunding Series E, AMBAC,
                                   5s, 2013                                                   1,000                 1,058,420
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Educational Financing
                                   Authority, Refunding Series E, AMBAC,
                                   5s, 2015                                                     100                   103,644
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $6,586,538
-----------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%                 Virgin Islands Public Finance Authority
                                   Rev., Series A, 5.5s, 2022                                $2,950                $3,009,767
-----------------------------------------------------------------------------------------------------------------------------
                                   Virgin Islands Public Finance Authority
                                   Rev., 5.875s, 2018                                         1,420                 1,463,310
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $4,473,077
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                     Childrens Trust Fund, Settlement Rev.,
                                   5.375s, 2033                                                $725                  $647,875
-----------------------------------------------------------------------------------------------------------------------------

Transportation - Special           Massachusetts Bay Transportation
Tax - 3.4%                         Authority, XLCA, 7s, 2021                                 $5,000                $6,494,650
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Bay Transportation
                                   Authority, Assessment, Series A, 5.25s, 2030               2,930                 3,014,941
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $9,509,591
-----------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 18.9%    Commonwealth of Massachusetts, College
                                   Building, MBIA, 5.625s, 2016                              $1,650                $1,937,826
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Eastern Nazarine College), 5.625s, 2019              1,800                 1,477,836
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Higher Education Smith College),
                                   5.375s, 2010(+++)                                          1,335                 1,555,943
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Higher Education Smith College),
                                   5.5s, 2010(+++)                                            1,210                 1,419,487
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Massachusetts College of Pharmacy),
                                   6.625s, 2020                                                  50                    54,220
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Mount Holyoke College), 5.125s, 2021                 1,000                 1,052,540
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Suffolk University),
                                   5.75s, 2019                                                1,000                 1,053,480
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Suffolk University),
                                   5.85s, 2029                                                1,000                 1,033,490
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Wheelock
                                   College), MBIA, 5.5s, 2021                                 3,375                 3,685,601
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (University of
                                   Massachusetts), FGIC, 5.625s, 2018                         2,170                 2,449,453
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Boston
                                   College), 5.25s, 2018                                         35                    35,831
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Boston
                                   College), 5.25s, 2023                                      4,350                 4,447,875
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Simmons
                                   College), AMBAC, 6.05s, 2020                               1,745                 2,104,993
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (University of
                                   Massachusetts), FGIC, 5.125s, 2019                         1,780                 1,904,831
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (University of
                                   Massachusetts), FGIC, 5.75s, 2019                          2,395                 2,732,959
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (University of
                                   Massachusetts), FGIC, 5.85s, 2020                          1,300                 1,482,754
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Health & Education
                                   Facilities Authority Rev. (Wheaton
                                   College), 5.25s, 2019                                      1,000                 1,040,060
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Curry College), 8s, 2004(+++)                        1,475                 1,565,639
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Brandeis University), MBIA,
                                   0s, 2004                                                   1,000                   988,470
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Brandeis University), MBIA,
                                   0s, 2009                                                   1,000                   838,250
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Brandeis University), MBIA,
                                   0s, 2010                                                   1,000                   794,680
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Brandeis University), MBIA,
                                   0s, 2011                                                     500                   375,885
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Curry College), 8s, 2004(+++)                          350                   374,906
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Lesley College), CONNIE LEE, 6.3s, 2025              2,000                 2,193,680
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State College Building,
                                   Refunding Xl Capital Assurance, Series A,
                                   XLCA, 5.25s, 2023                                          1,000                 1,043,880
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance
                                   Agency (Boston University), XLCA,
                                   6s, 2059                                                   1,500                 1,683,360
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance
                                   Agency (Massachusetts College Of
                                   Pharmacy), Series C, 5.75s, 2033                           1,000                 1,000,240
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance
                                   Agency (Western New England), 6.125s, 2032                 1,115                 1,130,387
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Development Finance
                                   Agency, College Issue, Series B, XLCA,
                                   5.25s, 2033                                                3,000                 3,074,250
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   (Simmons College), Series F, FGIC,
                                   5s, 2021                                                   1,260                 1,324,235
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   (Simmons College), Series F, FGIC,
                                   5s, 2023                                                     500                   512,835
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   (Wellseley College), Series H, 5s, 2021                    1,175                 1,235,501
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts State Health & Educational
                                   (Worcester City University) Massachusetts
                                   Project C, MBIA, 5.25s, 2031                               3,000                 3,096,120
-----------------------------------------------------------------------------------------------------------------------------
                                   University of Massachusetts Building
                                   Authority Project, Refunding Senior,
                                   Series 1, AMBAC, 5.25s, 2023                               1,500                 1,574,760
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $52,276,257
-----------------------------------------------------------------------------------------------------------------------------
Universities -                     Massachusetts Development Finance Agency
Dormatories - 0.2%                 Rev., Education Middlesex School Project,
                                   5.125s, 2023                                                $500                  $519,655
-----------------------------------------------------------------------------------------------------------------------------

Universities - Secondary           Massachusetts Development Finance Agency
Schools - 4.4%                     Rev. (Williston Northampton School), 6.5s, 2028            1,300                 1,357,577
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Xaverian Brothers High School),
                                   5.55s, 2019                                                1,000                 1,051,780
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Development Finance Agency
                                   Rev. (Xaverian Brothers High School),
                                   5.65s, 2029                                                1,000                 1,014,940
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Dana Hall School), 5.9s, 2027                        1,340                 1,370,914
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Belmont Hill School),
                                   5.625s, 2020                                               1,150                 1,228,349
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Concord Academy), 5.5s, 2027                         2,000                 2,025,560
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Groton School), 5s, 2018                             2,960                 3,129,223
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Industrial Finance Agency
                                   Rev. (Tabor Academy), 5.4s, 2018                           1,000                 1,044,540
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $12,222,883
-----------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal              Massachusetts Development Finance Agency
Owned - 0.3%                       Rev. (Devens Electric Systems), 5.625s, 2016                $725                  $781,876
-----------------------------------------------------------------------------------------------------------------------------

Water and Sewer Utility            Massachusetts Water Pollution Abatement,
Revenue - 6.0%                     5.75s, 2017                                               $1,125                $1,279,800
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Pollution Abatement
                                   Trust, 5.5s, 2013                                             25                    28,396
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Pollution Rev., 5.25s, 2018            2,000                 2,158,400
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority,
                                   MBIA, 5.25s, 2004(+++)                                        50                    53,465
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority,
                                   AMBAC, 5.25s, 2015                                         1,500                 1,708,290
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority,
                                   MBIA, 5s, 2016                                             1,000                 1,070,950
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority,
                                   MBIA, 5.25s, 2020                                          1,535                 1,586,683
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority,
                                   FGIC, 6s, 2021                                             1,000                 1,153,290
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority,
                                   General Series J, FSA, 5s, 2023                              500                   511,530
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority,
                                   RITES, FGIC, 11.482s, 2019(++)+                            4,010                 5,942,740
-----------------------------------------------------------------------------------------------------------------------------
                                   Springfield, MA, Street & Sewer
                                   Commission, General Series A, AMBAC,
                                   5s, 2021                                                   1,000                 1,052,450
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $16,545,994
-----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $246,625,736)                                                            $268,627,756
-----------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.9%
-----------------------------------------------------------------------------------------------------------------------------
                                   Massachusetts Water Resources Authority,
                                   due 10/01/03                                                $900                  $900,000
-----------------------------------------------------------------------------------------------------------------------------
                                   MSR Public Power Agency, CA, due 10/01/03                    800                   800,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Sevier County, TN, Public Building
                                   Authority, due 10/01/03                                      400                   400,000
-----------------------------------------------------------------------------------------------------------------------------
                                   Uinta County, WY, Pollution Control Rev.
                                   Chevron USA, Inc., due 10/01/03                              300                   300,000
-----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $2,400,000)                                                     $2,400,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $249,025,736)                                                                $271,027,756
-----------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.0%                                                                               5,480,263
-----------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                              $276,508,019
-----------------------------------------------------------------------------------------------------------------------------

Portfolio Footnotes:
 (++) Inverse floating rate security.
(+++) Refunded bond.
    + Restricted security.
   ** Non-income producing security in default.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of Investments and are defined as such:

        Insurers:                                                      Inverse Floaters:
        AMBAC       --  AMBAC Indemnity Corp.                          RIBS     --  Residential Interest Bonds
        ASST GTY    --  Asset Guaranty Insurance Co.                   RITES    --  Residual Interest Tax-Exempt Securities
        CONNIE LEE  --  Connie Lee Insurance Co.                       ROLS     --  Residual Option Longs
        ETM         --  Escrowed to Maturity
        FGIC        --  Financial Guaranty Insurance Co.
        FHA         --  Federal Housing Administration
        FNMA        --  Federal National Mortgage Assn.
        FSA         --  Financial Security Assurance, Inc.
        GNMA        --  Government National Mortgage Assn.
        LOC         --  Letter of Credit
        MBIA        --  Municipal Bond Investors Assurance Corp.
        XLCA        --  XL Capital Insurance Co.

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

                                            ALABAMA                ARKANSAS              CALIFORNIA                 FLORIDA
At 9/30/03                                     FUND                    FUND                    FUND                    FUND
ASSETS

Investments -
  Identified cost                       $90,111,710            $135,811,969            $418,049,507             $95,164,244
---------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation                 8,525,834              13,117,618              29,170,358               7,456,085
---------------------------------------------------------------------------------------------------------------------------
Total investments, at value             $98,637,544            $148,929,587            $447,219,865            $102,620,329
---------------------------------------------------------------------------------------------------------------------------
Cash                                         40,086                  96,491                  72,347                  90,665
---------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold             310,000                 831,365                  20,491               4,635,378
---------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold             209,707                  19,723                 227,036                  96,879
---------------------------------------------------------------------------------------------------------------------------
Interest receivable                       1,523,923               2,153,612               5,578,810               1,994,012
---------------------------------------------------------------------------------------------------------------------------
Other assets                                  3,303                      --                   1,779                   1,282
---------------------------------------------------------------------------------------------------------------------------
Total assets                           $100,724,563            $152,030,778            $453,120,328            $109,438,545
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                      $357,154                $524,510              $1,695,130                $399,403
---------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                --               1,004,500                      --                      --
---------------------------------------------------------------------------------------------------------------------------
Payable for fund shares
reacquired                                   95,127                  84,440               1,515,750               1,605,766
---------------------------------------------------------------------------------------------------------------------------
Interest payable on swaps                     3,394                   4,339                  14,232                   2,058
---------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on
interest rate swaps                          31,763                  42,019                 137,231                  22,578
---------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on rate
lock swaps                                   29,253                 294,048                 734,961                 178,950
---------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                947                   1,419                   4,269                   1,031
---------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee               298                     447                   1,342                     323
---------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                1,032                  11,632                  83,335                   8,793
---------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other
liabilities                                  50,121                  87,222                 132,656                  51,895
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                          $569,089              $2,054,576              $4,318,906              $2,270,797
---------------------------------------------------------------------------------------------------------------------------
Net assets                             $100,155,474            $149,976,202            $448,801,422            $107,167,748
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                         $92,261,822            $143,805,137            $423,934,096            $102,370,094
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on
investments                               8,464,818              12,781,551              28,298,166               7,254,557
---------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on
investments                                (302,104)             (6,264,935)             (1,979,891)             (2,264,675)
---------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income            (269,062)               (345,551)             (1,450,949)               (192,228)
---------------------------------------------------------------------------------------------------------------------------
Total net assets                       $100,155,474            $149,976,202            $448,801,422            $107,167,748
---------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited) - continued

                                            ALABAMA                ARKANSAS              CALIFORNIA                 FLORIDA
                                               FUND                    FUND                    FUND                    FUND
Shares of beneficial interest outstanding

Class A                                   7,597,056              13,192,394              53,821,871               8,231,173
---------------------------------------------------------------------------------------------------------------------------
Class B                                   1,611,446               1,231,367              15,534,211               2,266,401
---------------------------------------------------------------------------------------------------------------------------
Class C                                          --                      --               6,240,421                      --
---------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial
interest outstanding                      9,208,502              14,423,761              75,596,503              10,497,574
---------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                 $82,635,489            $137,160,496            $319,422,587             $84,032,711
---------------------------------------------------------------------------------------------------------------------------
Class B                                  17,519,985              12,815,706              92,220,281              23,135,037
---------------------------------------------------------------------------------------------------------------------------
Class C                                          --                      --              37,158,554                      --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                       $100,155,474            $149,976,202            $448,801,422            $107,167,748
---------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial
interest outstanding)                        $10.88                  $10.40                   $5.93                  $10.21
---------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/95.25 of net asset value per share)     $11.42                  $10.92                   $6.23                  $10.72
---------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per
share (net assets/shares of beneficial
interest outstanding)                        $10.87                  $10.41                   $5.94                  $10.21
---------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per
share (net assets/shares of beneficial
interest outstanding)                           $--                     $--                   $5.95                     $--
---------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statements of Assets and Liabilities (Unaudited) - continued

                                                         GEORGIA                MARYLAND           MASSACHUSETTS
At 9/30/03                                                  FUND                    FUND                    FUND
ASSETS

Investments -
  Identified cost                                    $63,301,590            $155,994,786            $249,025,736
----------------------------------------------------------------------------------------------------------------
  Unrealized appreciation                              6,480,279              15,158,387              22,002,020
----------------------------------------------------------------------------------------------------------------
Total investments, at value                          $69,781,869            $171,153,173            $271,027,756
----------------------------------------------------------------------------------------------------------------
Cash                                                      54,142                  38,205                  46,419
----------------------------------------------------------------------------------------------------------------
Receivable for investments sold                        2,723,090                 687,588               3,697,464
----------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                              315                  45,978                 123,767
----------------------------------------------------------------------------------------------------------------
Interest receivable                                    1,199,510               2,290,507               3,864,767
----------------------------------------------------------------------------------------------------------------
Other assets                                                 472                     974                   3,386
----------------------------------------------------------------------------------------------------------------
Total assets                                         $73,759,398            $174,216,425            $278,763,559
----------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                   $258,929                $618,227                $996,986
----------------------------------------------------------------------------------------------------------------
Payable for investments purchased                             --                      --                 509,296
----------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                       342,766                 192,663                  93,816
----------------------------------------------------------------------------------------------------------------
Interest payable on swaps                                  2,379                   3,300                   8,167
----------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps            22,674                  36,870                  79,177
----------------------------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps               263,699                 117,962                 477,956
----------------------------------------------------------------------------------------------------------------

Payable to affiliates -
  Management fee                                             691                   1,641                   2,619
----------------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                            217                     515                     823
----------------------------------------------------------------------------------------------------------------
  Distribution and service fee                               841                   2,233                   3,464
----------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                    50,259                  72,757                  83,236
----------------------------------------------------------------------------------------------------------------
Total liabilities                                       $942,455              $1,046,168              $2,255,540
----------------------------------------------------------------------------------------------------------------
Net assets                                           $72,816,943            $173,170,257            $276,508,019
----------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                      $67,384,577            $161,843,874            $257,458,017
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                 6,193,906              15,003,555              21,444,887
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments            (553,143)             (3,247,632)             (1,512,607)
----------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income                                       (208,397)               (429,540)               (882,278)
----------------------------------------------------------------------------------------------------------------
Total net assets                                     $72,816,943            $173,170,257            $276,508,019
----------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited) - continued

                                                         GEORGIA                MARYLAND           MASSACHUSETTS
                                                            FUND                    FUND                    FUND
Shares of beneficial interest outstanding

Class A                                                4,987,142              11,895,580              19,906,811
----------------------------------------------------------------------------------------------------------------
Class B                                                1,526,022               2,872,042               4,170,418
----------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest
outstanding                                            6,513,164              14,767,622              24,077,229
----------------------------------------------------------------------------------------------------------------

Net assets

Class A                                              $55,743,631            $139,507,426            $228,553,129
----------------------------------------------------------------------------------------------------------------
Class B                                               17,073,312              33,662,831              47,954,890
----------------------------------------------------------------------------------------------------------------
Total net assets                                     $72,816,943            $173,170,257            $276,508,019
----------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share (net assets/shares
of beneficial interest outstanding)                       $11.18                  $11.73                  $11.48
----------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net
asset value per share)                                    $11.74                  $12.31                  $12.05
----------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest
outstanding)                                              $11.19                  $11.72                  $11.50
----------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF OPERATIONS (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.
                                             ALABAMA                 ARKANSAS               CALIFORNIA                FLORIDA
                                                FUND                     FUND                     FUND                   FUND
For six months ended 9/30/03

NET INVESTMENT INCOME

Interest income                           $2,636,813               $3,711,535              $12,467,161             $2,897,227
-----------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                              $276,618                 $410,909               $1,284,703               $307,660
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                         3,252                    3,219                    6,155                  3,196
-----------------------------------------------------------------------------------------------------------------------------
Shareholder servicing agent fee               55,105                   81,867                  255,893                 61,288
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)       104,088                   68,172                  163,333                     --
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)        84,599                   57,850                  444,786                100,276
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)            --                       --                  205,212                     --
-----------------------------------------------------------------------------------------------------------------------------
Administrative fee                             5,556                    8,164                   25,933                  6,175
-----------------------------------------------------------------------------------------------------------------------------
Custodian fee                                 24,018                   34,348                   99,014                 25,720
-----------------------------------------------------------------------------------------------------------------------------
Printing                                       3,530                    6,031                   19,502                  4,026
-----------------------------------------------------------------------------------------------------------------------------
Postage                                          668                    1,282                    4,113                    814
-----------------------------------------------------------------------------------------------------------------------------
Auditing fees                                 17,020                   17,086                   17,020                 17,020
-----------------------------------------------------------------------------------------------------------------------------
Legal fees                                       991                      510                    5,806                    807
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                 39,904                   91,229                   97,331                 47,651
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                              $615,349                 $780,667               $2,628,801               $574,633
-----------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                          (1,522)                  (1,820)                  (4,672)                (1,321)
-----------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment
adviser                                     (101,285)                (150,422)                (470,499)              (112,651)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                $512,542                 $628,425               $2,153,630               $460,661
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                     $2,124,271               $3,083,110              $10,313,531             $2,436,566
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis) -

Investment transactions                     $(75,900)               $(497,573)                $474,829                $85,280
-----------------------------------------------------------------------------------------------------------------------------
Swap transactions                           (236,745)                      --                 (178,848)               (40,241)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                $(312,645)               $(497,573)                $295,981                $45,039
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                 $730,352                 $763,960              $(2,149,920)              $194,804
-----------------------------------------------------------------------------------------------------------------------------
Swap transactions                            118,929                 (262,192)                (338,125)               (91,589)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on
investments                                 $849,281                 $501,768              $(2,488,045)              $103,215
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                       $536,636                   $4,195              $(2,192,064)              $148,254
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
operations                                $2,660,907               $3,087,305               $8,121,467             $2,584,820
-----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Operations (Unaudited) - continued

                                                          GEORGIA                 MARYLAND            MASSACHUSETTS
                                                             FUND                     FUND                     FUND
For six months ended 9/30/03

NET INVESTMENT INCOME
Interest income                                        $1,967,534               $4,625,772               $7,469,135
-------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                           $205,320                 $478,014                 $772,130
-------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                      2,211                    3,500                    6,046
-------------------------------------------------------------------------------------------------------------------
Shareholder servicing agent fee                            40,897                   95,228                  153,811
-------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                     70,943                  243,620                  405,604
-------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                     88,019                  169,657                  239,418
-------------------------------------------------------------------------------------------------------------------
Administrative fee                                          4,129                    9,534                   15,527
-------------------------------------------------------------------------------------------------------------------
Custodian fee                                              18,024                   39,754                   64,361
-------------------------------------------------------------------------------------------------------------------
Printing                                                    3,410                    8,421                   12,079
-------------------------------------------------------------------------------------------------------------------
Postage                                                       535                    1,974                    2,571
-------------------------------------------------------------------------------------------------------------------
Auditing fees                                              17,016                   17,020                   17,020
-------------------------------------------------------------------------------------------------------------------
Legal fees                                                    965                    1,025                    8,308
-------------------------------------------------------------------------------------------------------------------
Miscellaneous                                              33,318                   65,184                   72,899
-------------------------------------------------------------------------------------------------------------------
Total expenses                                           $484,787               $1,132,931               $1,769,774
-------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                       (1,301)                  (1,841)                  (2,985)
-------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser               (75,193)                (175,014)                (282,730)
-------------------------------------------------------------------------------------------------------------------
Net expenses                                             $408,293                 $956,076               $1,484,059
-------------------------------------------------------------------------------------------------------------------
Net investment income                                  $1,559,241               $3,669,696               $5,985,076
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis) -

Investment transactions                                   $41,311                  $39,086                 $624,208
-------------------------------------------------------------------------------------------------------------------
Swap transactions                                        (127,316)                (259,102)                (102,838)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  $(86,005)               $(220,016)                $521,370
-------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                              $281,719                 $762,554                $(338,474)
-------------------------------------------------------------------------------------------------------------------
Swap transactions                                        (127,308)                  77,263                 (249,881)
-------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                $154,411                 $839,817                $(588,355)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                               $68,406                 $619,801                 $(66,985)
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                 $1,627,647               $4,289,497               $5,918,091
-------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
-----------------------------------------------------------------------------------------------------------------

This Statement gives you a summary of income and gains (losses) separated by share class.
                                             ALABAMA               ARKANSAS             CALIFORNIA                FLORIDA
                                                FUND                   FUND                   FUND                   FUND
For six months ended 9/30/03

OPERATIONS

Net investment income                     $2,124,271             $3,083,110            $10,313,531             $2,436,566
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                 (312,645)              (497,573)               295,981                 45,039
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on
investments                                  849,281                501,768             (2,488,045)               103,215
-------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations    $2,660,907             $3,087,305             $8,121,467             $2,584,820
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Class A                                $(1,870,691)           $(3,013,444)           $(7,839,509)           $(2,001,177)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                   (315,876)              (223,658)            (1,937,512)              (463,851)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                         --                     --               (798,048)                    --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(2,186,567)           $(3,237,102)          $(10,575,069)           $(2,465,028)
-------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares          $7,382,625             $8,983,608            $35,804,162             $7,090,633
-------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           1,308,584              1,919,007              5,926,815              1,154,487
-------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                 (9,647,501)            (7,346,885)           (63,517,342)           (12,417,869)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets from fund share transactions        $(956,292)            $3,555,730           $(21,786,365)           $(4,172,749)
-------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
assets                                     $(481,952)            $3,405,933           $(24,239,967)           $(4,052,957)
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                   100,637,426            146,570,269            473,041,389            111,220,705
-------------------------------------------------------------------------------------------------------------------------
At end of period                        $100,155,474           $149,976,202           $448,801,422           $107,167,748
-------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess
of net investment income included
in net assets at end of period             $(269,062)             $(345,551)           $(1,450,949)             $(192,228)
-------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets (Unaudited) - continued

                                                          GEORGIA               MARYLAND          MASSACHUSETTS
                                                             FUND                   FUND                   FUND
For six months ended 9/30/03

OPERATIONS

Net investment income                                  $1,559,241             $3,669,696             $5,985,076
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   (86,005)              (220,016)               521,370
---------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                 154,411                839,817               (588,355
---------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                 $1,627,647             $4,289,497             $5,918,091
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                             $(1,256,575)           $(3,118,627)           $(5,223,830)
---------------------------------------------------------------------------------------------------------------
  Class B                                                (323,195)              (648,710)              (921,901)
---------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1,579,770)           $(3,767,337)           $(6,145,731)
---------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                       $4,557,613             $7,382,767            $15,721,803
---------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in reinvestment of distributions                        1,013,942              2,301,956              3,088,321
---------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                              (8,515,317)            (9,735,365)           (23,186,434)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets from fund share
transactions                                          $(2,943,762)              $(50,642)           $(4,376,310)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets               $(2,895,885)              $471,518            $(4,603,950)
---------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                 75,712,828            172,698,739            281,111,969
---------------------------------------------------------------------------------------------------------------
At end of period                                      $72,816,943           $173,170,257           $276,508,019
---------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income included in
net assets at end of period                             $(208,397)             $(429,540)             $(882,278)
---------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets - continued
                                             ALABAMA               ARKANSAS             CALIFORNIA                FLORIDA
                                                FUND                   FUND                   FUND                   FUND
For year ended 3/31/03

OPERATIONS

Net investment income                     $4,315,172             $6,249,872            $20,643,925             $4,654,968
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments       43,290                449,903              2,048,802                (24,359)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments         4,951,882              5,537,435             18,507,096              4,096,366
-------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations    $9,310,344            $12,237,210            $41,199,823             $8,726,975
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Class A                                $(3,888,526)           $(6,237,037)          $(15,987,815)           $(3,878,441)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                   (602,448)              (413,995)            (3,807,377)            (1,009,895)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                         --                     --             (1,632,498)                    --
-------------------------------------------------------------------------------------------------------------------------

From net realized gain on investments
  Class A                                    (88,213)                    --                     --                     --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                    (17,098)                    --                     --                     --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(4,596,285)           $(6,651,032)          $(21,427,690)           $(4,888,336)
-------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares         $17,945,102            $23,428,402           $104,546,628            $35,587,519
-------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to
shareholders in reinvestment
of distributions                           2,724,678              3,731,803             11,607,493              2,200,811
-------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                (21,471,437)           (14,204,886)           (87,728,801)           (22,516,757)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from fund share transactions               $(801,657)           $12,955,319            $28,425,320            $15,271,573
-------------------------------------------------------------------------------------------------------------------------
Total increase in net assets              $3,912,402            $18,541,497            $48,197,453            $19,110,212
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                    96,725,024            128,028,772            424,843,936             92,110,493
-------------------------------------------------------------------------------------------------------------------------
At end of period                        $100,637,426           $146,570,269           $473,041,389           $111,220,705
-------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess
of net investment income included in
net assets at end of period                $(206,766)             $(191,559)           $(1,189,411)             $(163,766)
-------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets - continued
                                                          GEORGIA               MARYLAND          MASSACHUSETTS
                                                             FUND                   FUND                   FUND
For year ended 3/31/03

OPERATIONS

Net investment income                                  $3,141,171             $7,346,733            $11,932,377
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                          423,201                173,271                111,495
---------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                      3,279,309              6,851,740             13,663,176
---------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                 $6,843,681            $14,371,744            $25,707,048
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                             $(2,599,347)           $(6,249,737)          $(10,462,169)
---------------------------------------------------------------------------------------------------------------
  Class B                                                (643,566)            (1,319,733)            (1,744,658)
---------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(3,242,913)           $(7,569,470)          $(12,206,827)
---------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                      $11,386,532            $18,299,728            $51,342,873
---------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to
shareholders in reinvestment
of distributions                                        2,137,662              4,625,111              6,030,522
---------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                             (11,622,400)           (17,320,343)           (37,517,245)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets from fund share
transactions                                           $1,901,794             $5,604,496            $19,856,150
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                           $5,502,562            $12,406,770            $33,356,371
---------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                 70,210,266            160,291,969            247,755,598
---------------------------------------------------------------------------------------------------------------
At end of period                                      $75,712,828           $172,698,739           $281,111,969
---------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income included in
net assets at end of period                             $(187,868)             $(331,899)             $(721,623)
---------------------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions).

                                 Six months                                       Year ended 3/31
                                   ended          -------------------------------------------------------------------------
                                  9/30/03            2003             2002             2001             2000           1999
CLASS A                         (unaudited)
Net asset value, beginning of
period                             $10.82           $10.31           $10.53           $10.00           $10.76           $10.80
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.24            $0.48            $0.51            $0.54            $0.54            $0.54
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           0.06             0.54            (0.19)            0.53            (0.64)           (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.30            $1.02            $0.32            $1.07           $(0.10)           $0.53
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.24)          $(0.50)          $(0.54)          $(0.54)          $(0.54)          $(0.54)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on
investments                            --            (0.01)              --               --            (0.12)           (0.03)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment
income                                 --               --            (0.00)+++           --               --               --
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                    --               --               --               --            (0.00)+++           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.24)          $(0.51)          $(0.54)          $(0.54)          $(0.66)          $(0.57)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                             $10.88           $10.82           $10.31           $10.53           $10.00           $10.76
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                  2.83++          10.06             3.05            11.00            (0.82)            5.03
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           0.89+            0.88             0.88             0.86             0.89             0.95
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          4.33+            4.49             4.87             5.25             5.28             5.04
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      6               21               20               17               44               23
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $82,635          $84,474          $83,146          $81,615          $72,736          $73,851
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.22            $0.46            $0.49            $0.52            $0.52            $0.53
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           1.09+            1.08             1.08             1.06             1.07             1.07
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          4.13+            4.29             4.67             5.05             5.10             4.92
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                 Six months                                       Year ended 3/31
                                   ended          -------------------------------------------------------------------------
                                  9/30/03            2003             2002             2001             2000           1999
CLASS B                         (unaudited)
Net asset value, beginning of
period                             $10.82           $10.31           $10.53           $10.00           $10.76           $10.80
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.19            $0.40            $0.43            $0.46            $0.46            $0.46
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           0.06             0.54            (0.19)            0.53            (0.64)           (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.25            $0.94            $0.24            $0.99           $(0.18)           $0.45
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.20)          $(0.42)          $(0.46)          $(0.46)          $(0.46)          $(0.46)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on
investments                            --            (0.01)              --               --            (0.12)           (0.03)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment
income                                 --               --            (0.00)+++           --               --               --
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                    --               --               --               --            (0.00)+++           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.20)          $(0.43)          $(0.46)          $(0.46)          $(0.58)          $(0.49)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                             $10.87           $10.82           $10.31           $10.53           $10.00           $10.76
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                     2.35++           9.14             2.38            10.17            (1.56)            4.25
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           1.64+            1.63             1.63             1.61             1.64             1.69
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.58+            3.74             4.09             4.50             4.53             4.29
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      6               21               20               17               44               23
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $17,520          $16,163          $13,579          $12,531          $10,926          $11,452
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.18            $0.38            $0.41            $0.46            $0.44            $0.45
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           1.84+            1.83             1.83             1.81             1.82             1.81
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.38+            3.54             3.89             4.30             4.35             4.17
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                             Six months                                          Year ended 3/31
                                ended          ------------------------------------------------------------------------------
                               9/30/03            2003              2002              2001              2000             1999
CLASS A                      (unaudited)
Net asset value,
beginning of period           $10.40             $9.97            $10.08             $9.61            $10.14            $10.18
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)       $0.22             $0.47             $0.51             $0.51             $0.50             $0.50
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                  0.01              0.46             (0.11)             0.47             (0.53)            (0.04)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.23             $0.93             $0.40             $0.98            $(0.03)            $0.46
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                        $(0.23)           $(0.50)           $(0.51)           $(0.51)           $(0.50)           $(0.50)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.40            $10.40             $9.97            $10.08             $9.61            $10.14
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             2.22++            9.51              4.06             10.45             (0.24)             4.60
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                      0.77+             0.73              0.72              0.70              0.72              0.77
------------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)                       4.18+             4.59              5.05              5.25              5.14              4.92
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                10                15                15                12                28                12
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $137,160          $134,521          $119,328          $113,928          $107,111          $124,644
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                   $0.21             $0.45             $0.49             $0.49             $0.48             $0.49
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                      0.97+             0.93              0.92              0.90              0.90              0.89
------------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                    3.98+             4.39              4.85              5.05              4.96              4.80
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                    Year ended 3/31
                                 Six months
                                   ended          --------------------------------------------------------------------------
                                  9/30/03            2003             2002             2001             2000           1999
CLASS B                         (unaudited)
Net asset value, beginning of
period                             $10.41            $9.98           $10.09            $9.62           $10.14           $10.18
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.18            $0.39            $0.43            $0.44            $0.42            $0.43
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           0.01             0.46            (0.11)            0.46            (0.53)           (0.04)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.19            $0.85            $0.32            $0.90           $(0.11)           $0.39
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.19)          $(0.42)          $(0.43)          $(0.43)          $(0.41)          $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                             $10.41           $10.41            $9.98           $10.09            $9.62           $10.14
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                     1.80++           8.62             3.24             9.59            (1.02)            3.91
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           1.59+            1.54             1.50             1.47             1.62             1.43
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)             3.35+            3.77             4.26             4.49             4.33             4.26
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                     10               15               15               12               28               12
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $12,816          $12,049           $8,700           $9,822           $9,227          $10,609
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.16            $0.37            $0.41            $0.42            $0.40            $0.42
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           1.79+            1.74             1.70             1.67             1.80             1.55
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.15+            3.57             4.06             4.29             4.15             4.14
------------------------------------------------------------------------------------------------------------------------------

 (S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                             Six months                                          Year ended 3/31
                                ended          -------------------------------------------------------------------------------
                               9/30/03            2003              2002              2001              2000             1999
CLASS A                      (unaudited)
Net asset value,
beginning of period            $5.96             $5.70             $5.81             $5.52             $5.89             $5.80
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment
income(S)                      $0.14             $0.28             $0.28             $0.28             $0.29             $0.29
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments and
foreign currency               (0.03)             0.27             (0.10)             0.30             (0.38)             0.09
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.11             $0.55             $0.18             $0.58            $(0.09)            $0.38
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment
income                        $(0.14)           $(0.29)           $(0.28)           $(0.29)           $(0.28)           $(0.29)
------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                 --                --             (0.01)               --                --             (0.00)+++
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                  $(0.14)           $(0.29)           $(0.29)           $(0.29)           $(0.28)           $(0.29)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $5.93             $5.96             $5.70             $5.81             $5.52             $5.89
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             1.90++            9.79              3.11             10.78             (1.41)             6.59
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                      0.67+             0.67              0.67              0.62              0.51              0.60
------------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                    4.65+             4.73              4.87              5.08              5.21              4.82
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 5                22                12                21                40                26
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $319,423          $333,350          $305,699          $293,137          $196,828          $226,903
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment
income(S)(S)                   $0.13             $0.27             $0.27             $0.27             $0.27             $0.27
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                      0.87+             0.87              0.87              0.87              0.86              0.77
------------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                    4.45+             4.53              4.67              4.83              4.86              4.65
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                 Six months                                         Year ended 3/31
                                   ended          --------------------------------------------------------------------------
                                  9/30/03            2003             2002             2001             2000           1999
CLASS B                         (unaudited)
Net asset value, beginning of
period                              $5.96            $5.70            $5.81            $5.52            $5.89            $5.80
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.12            $0.23            $0.24            $0.24            $0.25            $0.24
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments
and foreign currency                (0.02)            0.27            (0.11)            0.30            (0.38)            0.09
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $0.10            $0.50            $0.13            $0.54           $(0.13)           $0.33
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.12)          $(0.24)          $(0.23)          $(0.25)          $(0.24)          $(0.24)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment
income                                 --               --            (0.01)              --               --            (0.00)+++
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.12)          $(0.24)          $(0.24)          $(0.25)          $(0.24)          $(0.24)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $5.94            $5.96            $5.70            $5.81            $5.52            $5.89
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                     1.66++           8.93             2.30             9.93            (2.21)            5.74
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           1.48+            1.46             1.45             1.39             1.31             1.39
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.84+            3.94             4.09             4.31             4.38             4.02
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      5               22               12               21               40               26
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $92,220          $98,888          $84,123          $80,473          $60,367          $61,458
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.11            $0.22            $0.23            $0.23            $0.23            $0.22
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           1.68+            1.66             1.65             1.64             1.66             1.56
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.64+            3.74             3.89             4.06             4.03             3.85
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                 Six months                                       Year ended 3/31
                                   ended          --------------------------------------------------------------------------
                                  9/30/03            2003             2002             2001             2000           1999
CLASS C                         (unaudited)
Net asset value, beginning of
period                              $5.98            $5.72            $5.83            $5.53            $5.90            $5.81
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.11            $0.23            $0.23            $0.23            $0.24            $0.23
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments
and foreign currency                (0.02)            0.27            (0.10)            0.31            (0.38)            0.09
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $0.09            $0.50            $0.13            $0.54           $(0.14)           $0.32
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.12)          $(0.24)          $(0.23)          $(0.24)          $(0.23)          $(0.23)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment
income                                 --               --            (0.01)              --               --            (0.00)+++
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.12)          $(0.24)          $(0.24)          $(0.24)          $(0.23)          $(0.23)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $5.95            $5.98            $5.72            $5.83            $5.53            $5.90
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                     1.44++           8.78             2.17             9.96            (2.29)            5.54
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           1.57+            1.57             1.57             1.52             1.41             1.56
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.75+            3.83             3.97             4.21             4.32             3.84
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      5               22               12               21               40               26
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $37,159          $40,804          $35,022          $33,056          $10,482          $10,178
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.11            $0.22            $0.22            $0.22            $0.22            $0.21
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                           1.77+            1.77             1.77             1.77             1.76             1.74
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.55+            3.63             3.77             3.96             3.97             3.66
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                   Six months                                       Year ended 3/31
                                     ended          --------------------------------------------------------------------------
                                    9/30/03            2003             2002             2001             2000           1999
CLASS A                           (unaudited)
Net asset value, beginning of
period                             $10.19            $9.78            $9.95            $9.47           $10.12           $10.10
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.23            $0.48            $0.50            $0.50            $0.50            $0.50
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments
and foreign currency                 0.02             0.44            (0.16)            0.49            (0.65)            0.02
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $0.25            $0.92            $0.34            $0.99           $(0.15)           $0.52
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.23)          $(0.51)          $(0.51)          $(0.51)          $(0.50)          $(0.50)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $10.21           $10.19            $9.78            $9.95            $9.47           $10.12
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                  2.52++           9.40             3.41            10.72            (1.38)            5.25
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           0.65+            0.62             0.63             0.63             0.66             0.69
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          4.52+            4.78             5.09             5.23             5.21             4.96
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                     17               27               16               18               52               23
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $84,033          $86,045          $69,959          $66,807          $64,107          $77,628
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.22            $0.46            $0.48            $0.48            $0.48            $0.49
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           0.85+            0.82             0.83             0.83             0.84             0.81
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          4.32+            4.58             4.89             5.03             5.03             4.84
------------------------------------------------------------------------------------------------------------------------------

 (S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------
                                   Six months                                       Year ended 3/31
                                     ended          --------------------------------------------------------------------------
                                    9/30/03            2003             2002             2001             2000           1999
CLASS B                           (unaudited)
Net asset value, beginning of
period                             $10.19            $9.78            $9.95            $9.47           $10.11           $10.09
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.19            $0.40            $0.43            $0.42            $0.43            $0.42
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments
and foreign currency                 0.02             0.43            (0.17)            0.49            (0.64)            0.02
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $0.21            $0.83            $0.26            $0.91           $(0.21)           $0.44
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.19)          $(0.42)          $(0.43)          $(0.43)          $(0.43)          $(0.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $10.21           $10.19            $9.78            $9.95            $9.47           $10.11
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                     2.10++           8.64             2.58             9.84            (2.07)            4.42
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           1.46+            1.42             1.43             1.43             1.45             1.49
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.71+            3.97             4.29             4.43             4.42             4.16
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                     17               27               16               18               52               23
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $23,135          $25,175          $22,151          $23,820          $19,999          $20,813
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.18            $0.38            $0.41            $0.41            $0.41            $0.41
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           1.66+            1.62             1.63             1.63             1.63             1.61
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.51+            3.77             4.09             4.23             4.24             4.04
------------------------------------------------------------------------------------------------------------------------------

 (S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                   Six months                                       Year ended 3/31
                                     ended          --------------------------------------------------------------------------
                                    9/30/03            2003             2002             2001             2000           1999
CLASS A                           (unaudited)
Net asset value, beginning of
period                             $11.17           $10.63           $10.82           $10.26           $10.93           $10.95
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.24            $0.49            $0.50            $0.52            $0.52            $0.55
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           0.02             0.55            (0.17)            0.56            (0.67)           (0.02)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $0.26            $1.04            $0.33            $1.08           $(0.15)           $0.53
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.25)          $(0.50)          $(0.51)          $(0.52)          $(0.52)          $(0.55)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment
income                                 --               --            (0.01)              --               --            (0.00)+++
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.25)          $(0.50)          $(0.52)          $(0.52)          $(0.52)          $(0.55)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $11.18           $11.17           $10.63           $10.82           $10.26           $10.93
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                  2.32++           9.97             3.03            10.80            (1.32)            4.09
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           0.92+            0.92             0.93             0.90             0.93             0.97
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          4.34+            4.43             4.67             4.95             4.98             4.97
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      1               25               19               24               39               35
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $55,744          $57,636          $54,179          $52,236          $48,054          $56,886
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.23            $0.47            $0.48            $0.50            $0.50            $0.54
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           1.12+            1.12             1.13             1.10             1.11             1.09
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          4.14+            4.23             4.47             4.75             4.80             4.85
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                 Six months                                       Year ended 3/31
                                   ended          --------------------------------------------------------------------------
                                  9/30/03            2003             2002             2001             2000           1999
CLASS B                         (unaudited)
Net asset value, beginning of
period                             $11.18           $10.64           $10.83           $10.27           $10.93           $10.95
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.20            $0.40            $0.42            $0.45            $0.44            $0.47
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           0.01             0.56            (0.18)            0.55            (0.66)           (0.02)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $0.21            $0.96            $0.24            $1.00           $(0.22)           $0.45
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.20)          $(0.42)          $(0.42)          $(0.44)          $(0.44)          $(0.47)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment
income                                 --               --            (0.01)              --               --            (0.00)+++
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.20)          $(0.42)          $(0.43)          $(0.44)          $(0.44)          $(0.47)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $11.19           $11.18           $10.64           $10.83           $10.27           $10.93
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                     1.94++           9.15             2.26             9.97            (2.06)            4.22
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           1.66+            1.67             1.68             1.65             1.68             1.72
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.59+            3.68             3.91             4.25             4.24             4.22
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      1               25               19               24               39               35
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $17,073          $18,077          $16,031          $17,376          $14,777          $14,591
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the period indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.19            $0.38            $0.40            $0.43            $0.42            $0.45
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           1.86+            1.87             1.88             1.85             1.86             1.84
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.39+            3.48             3.71             4.05             4.06             4.10
------------------------------------------------------------------------------------------------------------------------------

 (S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                           Six months                                          Year ended 3/31
                              ended          -------------------------------------------------------------------------------
                             9/30/03            2003              2002              2001              2000             1999
CLASS A                    (unaudited)
Net asset value,
beginning of period           $11.69            $11.21            $11.35            $10.81            $11.49            $11.47
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)       $0.25             $0.52             $0.54             $0.54             $0.53             $0.54
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                  0.05              0.50             (0.14)             0.54             (0.68)             0.02
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.30             $1.02             $0.40             $1.08            $(0.15)            $0.56
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income    $(0.26)           $(0.54)           $(0.54)           $(0.54)           $(0.53)           $(0.54)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.73            $11.69            $11.21            $11.35            $10.81            $11.49
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             2.60++            9.21              3.59             10.26             (1.27)             4.94
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                      0.97+             0.95              0.95              0.95              0.96              1.03
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)     4.33+             4.51              4.73              4.96              4.85              4.67
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 9                12                 8                14                24                14
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $139,507          $138,666          $128,750          $125,316          $114,957          $131,261
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)    $0.24             $0.50             $0.52             $0.52             $0.51             $0.53
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                      1.17+             1.15              1.15              1.15              1.14              1.15
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)     4.13+             4.31              4.53              4.76              4.67              4.55
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                 Six months                                       Year ended 3/31
                                   ended          --------------------------------------------------------------------------
                                  9/30/03            2003             2002             2001             2000           1999
CLASS B                         (unaudited)
Net asset value, beginning of
period                             $11.68           $11.20           $11.34           $10.81           $11.48           $11.47
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.22            $0.45            $0.46            $0.47            $0.46            $0.45
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           0.04             0.49            (0.13)            0.53            (0.67)            0.02
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.26            $0.94            $0.33            $1.00           $(0.21)           $0.47
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.22)          $(0.46)          $(0.47)          $(0.47)          $(0.46)          $(0.46)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                             $11.72           $11.68           $11.20           $11.34           $10.81           $11.48
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                     2.27++           8.52             2.92             9.46            (1.82)            4.18
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           1.62+            1.60             1.60             1.60             1.61             1.68
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.68+            3.86             4.08             4.30             4.21             4.01
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      9               12                8               14               24               14
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $33,663          $34,033          $31,542          $28,859          $26,845          $28,902
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.20            $0.42            $0.44            $0.47            $0.44            $0.45
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           1.82+            1.80             1.80             1.80             1.79             1.80
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.48+            3.66             3.88             4.10             4.03             3.89
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                           Six months                                          Year ended 3/31
                              ended          -------------------------------------------------------------------------------
                             9/30/03            2003              2002              2001              2000             1999
CLASS A                    (unaudited)
Net asset value,
beginning of period           $11.49            $10.90            $11.11            $10.60            $11.35            $11.34
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)       $0.25             $0.52             $0.53             $0.55             $0.57             $0.58
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                 (0.00)+++          0.60             (0.21)             0.52             (0.76)            (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.25             $1.12             $0.32             $1.07            $(0.19)            $0.57
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income    $(0.26)           $(0.53)           $(0.52)           $(0.56)           $(0.56)           $(0.56)
------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                 --                --             (0.01)               --                --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders      $(0.26)           $(0.53)           $(0.53)           $(0.56)           $(0.56)           $(0.56)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.48            $11.49            $10.90            $11.11            $10.60            $11.35
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             2.18++           10.42              2.93             10.44             (1.57)             5.11
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                      0.95+             0.92              0.92              0.92              0.92              1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)     4.36+             4.56              4.73              5.10              5.29              5.08
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 6                15                13                22                35                28
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $228,553          $233,500          $210,269          $216,272          $207,228          $239,980
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)     $0.24             $0.49             $0.51             $0.53             $0.55             $0.57
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                      1.15+             1.12              1.12              1.12              1.10              1.12
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)     4.16+             4.36              4.53              4.90              5.11              4.96
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
                                 Six months                                         Year ended 3/31
                                   ended          --------------------------------------------------------------------------
                                  9/30/03            2003             2002             2001             2000           1999
CLASS B                         (unaudited)
Net asset value, beginning of
period                             $11.51           $10.92           $11.12           $10.60           $11.35           $11.35
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)            $0.21            $0.44            $0.46            $0.48            $0.50            $0.50
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (0.00)+++         0.60            (0.20)            0.53            (0.76)           (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $0.21            $1.04            $0.26            $1.01           $(0.26)           $0.49
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income         $(0.22)          $(0.45)          $(0.45)          $(0.49)          $(0.49)          $(0.49)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment
income                                 --               --            (0.01)              --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.22)          $(0.45)          $(0.46)          $(0.49)          $(0.49)          $(0.49)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $11.50           $11.51           $10.92           $11.12           $10.60           $11.35
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                     1.85++           9.69             2.35            (9.82)           (2.30)            4.43
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           1.59+            1.57             1.57             1.57             1.57             1.64
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.71+            3.91             4.13             4.45             4.64             4.43
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      6               15               13               22               35               28
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $47,955          $47,612          $37,487          $30,057          $25,743          $25,616
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)         $0.20            $0.42            $0.44            $0.46            $0.48            $0.49
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                           1.79+            1.77             1.77             1.77             1.75             1.76
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          3.51+            3.71             3.93             4.25             4.46             4.31
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in each fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All other securities (other than short-term obligations) and futures contracts in each fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities and futures contracts are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in each fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FUTURES CONTRACTS - Each fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Each fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

RATE LOCK SWAPS - Each fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions paid for the years ended March 31, 2003 and March 31, 2002 was as follows:

                             ALABAMA       ARKANSAS       CALIFORNIA        FLORIDA        GEORGIA       MARYLAND    MASSACHUSETTS
YEAR ENDED 3/31/03            FUND           FUND            FUND            FUND            FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:

Tax-exempt income           $4,493,757     $6,651,032     $21,427,690       $4,888,336    $3,242,913    $7,569,470     $12,206,827
----------------------------------------------------------------------------------------------------------------------------------
Ordinary income                 59,140           --              --               --            --            --              --
----------------------------------------------------------------------------------------------------------------------------------
Long-term capital gain          43,388           --              --               --            --            --              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared                    $4,596,285     $6,651,032     $21,427,690       $4,888,336    $3,242,913    $7,569,470     $12,206,827
----------------------------------------------------------------------------------------------------------------------------------

                             ALABAMA       ARKANSAS       CALIFORNIA        FLORIDA        GEORGIA       MARYLAND    MASSACHUSETTS
YEAR ENDED 3/31/02            FUND           FUND            FUND            FUND            FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:

Tax-exempt income           $4,758,547     $6,302,057     $19,837,666       $4,458,917    $3,177,134    $7,408,434     $11,779,280
----------------------------------------------------------------------------------------------------------------------------------

As of March 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                             ALABAMA       ARKANSAS       CALIFORNIA        FLORIDA        GEORGIA       MARYLAND    MASSACHUSETTS
                              FUND           FUND            FUND            FUND            FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary
income                           $--          $72,577           $--             $2,788         $--           $--          $347,786
----------------------------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt
income                         201,686        304,037         730,939          271,128        99,793       320,752            --
----------------------------------------------------------------------------------------------------------------------------------
Capital loss carryforward         --       (5,905,030)     (2,356,457)      (2,357,905)     (467,715)   (3,168,445)     (2,389,170)
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain              7,659,991     12,417,451      30,866,796        7,199,533     6,040,072    14,320,849      22,388,435
----------------------------------------------------------------------------------------------------------------------------------
Other temporary
differences                   (442,365)      (568,173)     (1,920,350)        (437,682)     (287,661)     (668,933)     (1,069,409)
----------------------------------------------------------------------------------------------------------------------------------

At March 31, 2003, the following funds, for federal income tax purposes, had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                             ALABAMA       ARKANSAS       CALIFORNIA        FLORIDA        GEORGIA       MARYLAND    MASSACHUSETTS
                              FUND           FUND            FUND            FUND            FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2004                   $--       $5,673,302           $--              $--           $--      $1,712,779      $1,451,396
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2005                    --          215,971         369,004        1,290,661          --       1,055,172         405,183
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2006                    --             --              --            781,761          --            --              --
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2007                    --             --              --               --            --            --           242,062
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2008                    --           15,757          87,023             --            --            --              --
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2009                    --             --         1,900,430             --         467,715       400,494            --
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2010                    --             --              --            164,025          --            --           290,529
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2011                    --             --              --            121,458          --            --              --
----------------------------------------------------------------------------------------------------------------------------------
Total                            $--       $5,905,030      $2,356,457       $2,357,905      $467,715    $3,168,445      $2,389,170
----------------------------------------------------------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended September 30, 2003 were 0.35% of average daily net assets on an annualized basis.

Each fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation is a pension expense for inactive trustees for the six months ended September 30, 2003:


                             ALABAMA       ARKANSAS       CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
                              FUND           FUND            FUND           FUND           FUND           FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
Pension Expense              $1,785          $702           $1,059          $699           $745           $988           $1,004
----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR - The trust has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee not to exceed the following annual percentage rates of each fund's average daily net assets:

First $2 billion                                                       0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
------------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2003:

 ALABAMA    ARKANSAS   CALIFORNIA  FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
   FUND       FUND       FUND       FUND      FUND       FUND         FUND
--------------------------------------------------------------------------------
 $21,570     $49,186    $74,700   $25,982   $12,452    $19,731      $39,557
--------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. For the six months ended September 30, 2003, MFD retained the following service fees for accounts not attributable to a securities dealer:

 ALABAMA    ARKANSAS   CALIFORNIA  FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
   FUND       FUND       FUND       FUND      FUND       FUND         FUND
--------------------------------------------------------------------------------
   $903       $681      $1,937      $--      $447      $3,331       $34,558
--------------------------------------------------------------------------------

During the six months ended September 30, 2003, fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on an annualized basis were as follows:

 ALABAMA    ARKANSAS   CALIFORNIA  FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
   FUND       FUND       FUND       FUND      FUND       FUND         FUND
--------------------------------------------------------------------------------
  0.25%       0.10%      0.10%     0.00%     0.25%      0.35%        0.35%
--------------------------------------------------------------------------------

Payments of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the trust may determine for the Alabama, Arkansas, California, Florida, and Georgia funds. Payment of the 0.25% per annum Class A service fee by the Florida Fund will commence on such date as the Trustees of the trust may determine. In the case of the Arkansas and California Funds, a portion of the service fee is currently being paid by each fund; payment of the remaining portion of the Class A service fee will become payable on such date as the Trustees of the trust may determine.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer. Class B and Class C service fees during the six months ended September 30, 2003 were as follows:

                             ALABAMA       ARKANSAS       CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
                              FUND           FUND            FUND           FUND           FUND           FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
Class B                        $41            $6             $269            $--            $10            $78            $161
----------------------------------------------------------------------------------------------------------------------------------
Class C                        N/A            N/A            $230            N/A            N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

During the six months ended September 30, 2003, fees incurred under the distribution plan as a percentage of average daily net assets attributable to Class B and Class C shares on an annualized basis were as follows:

                             ALABAMA       ARKANSAS       CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
                              FUND           FUND            FUND           FUND           FUND           FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
Class B                       1.00%          0.92%          0.90%           0.81%          1.00%          1.00%          1.00%
----------------------------------------------------------------------------------------------------------------------------------
Class C                        N/A            N/A           1.00%            N/A            N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

Except in the case of the 0.25% per annum first year Class B shares service fee, payments by the Florida Fund will be suspended until such date as the Trustees of the trust may determine. In the case of the Arkansas and California funds, the 0.25% per annum first year Class B shares service fee is currently 0.10% per annum on Class B shares held over one year.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following purchase, and for Class C shares, the first year from the end of the calendar month of the purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended September 30, 2003, were as follows:

                           ALABAMA        ARKANSAS       CALIFORNIA       FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
CDSC IMPOSED                FUND            FUND            FUND            FUND           FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A                        $--             $--           $11,526          $1,000          $--             $--           $8,120
----------------------------------------------------------------------------------------------------------------------------------
Class B                       21,270           5,463         165,835          42,208         35,912          37,251         51,621
----------------------------------------------------------------------------------------------------------------------------------
Class C                         --              --            19,155            --             --              --             --
----------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of each fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                           ALABAMA        ARKANSAS       CALIFORNIA       FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                            FUND            FUND            FUND            FUND           FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Purchases                 $6,103,625     $23,635,057     $22,559,337     $18,121,588     $1,058,930     $16,993,932    $16,583,184
----------------------------------------------------------------------------------------------------------------------------------
Sales                      5,590,159      14,392,251      44,983,310      19,220,878      6,005,200      15,815,498     21,655,230
----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                           ALABAMA        ARKANSAS       CALIFORNIA       FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                            FUND            FUND            FUND            FUND           FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Aggregate cost           $90,070,571    $135,663,979    $417,958,542     $95,114,156    $63,300,607    $155,826,827   $248,640,910
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
appreciation              $8,905,659     $13,412,270     $33,137,679      $7,663,826     $6,627,779     $15,594,048    $23,763,403
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
depreciation               (338,686)       (146,662)     (3,876,356)       (157,653)      (146,517)       (267,702)    (1,376,557)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized
appreciation              $8,566,973     $13,265,608     $29,261,323      $7,506,173     $6,481,262     $15,326,346    $22,386,846
----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The Trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                               ALABAMA                     ARKANSAS                   CALIFORNIA                   FLORIDA
------------------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/03
(000 Omitted)              SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
CLASS A SHARES
Shares sold                  452         $4,916          725         $7,592        3,725        $22,200          544         $5,558

------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                105          1,137          173          1,794          719          4,278           94            953
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired           (765)        (8,305)        (642)        (6,615)      (6,535)       (38,810)        (850)        (8,624)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                  (208)       $(2,252)         256         $2,771       (2,091)      $(12,332)        (212)       $(2,113)
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03
(000 Omitted)
Shares sold                1,153        $12,281        1,835        $18,905       10,049        $59,243        2,604        $26,400
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                223          2,376          341          3,504        1,455          8,573          176          1,772
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired         (1,634)       (17,350)      (1,205)       (12,416)      (9,209)       (54,405)      (1,487)       (15,017)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                  (258)       $(2,693)         971         $9,993        2,295        $13,411        1,293        $13,155
------------------------------------------------------------------------------------------------------------------------------------

                               ALABAMA                     ARKANSAS                   CALIFORNIA                   FLORIDA
------------------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/03
(000 Omitted)               SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
CLASS B SHARES
Shares sold                  227         $2,467          132         $1,391        1,376         $8,275          150         $1,533
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                 16            172           12            126          190          1,127           20            201
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired           (125)        (1,343)         (70)          (732)      (2,614)       (15,474)        (374)        (3,794)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                   118         $1,296           74           $785       (1,048)       $(6,072)        (204)       $(2,060)
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03
(000 Omitted)
Shares sold                  528         $5,663          437         $4,523        4,864        $28,766          909         $9,188

------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                 33            349           22            228          345          2,030           42            429
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired           (385)        (4,121)        (174)        (1,789)      (3,379)       (19,889)        (745)        (7,500)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                 176         $1,891          285         $2,962        1,830        $10,907          206         $2,117
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      CALIFORNIA
------------------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/03 (000 Omitted)                                             SHARES        AMOUNT
CLASS C
Shares sold                                                                          888         $5,329
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                                                         87            522
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                 (1,555)        (9,233)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                                        (580)       $(3,382)
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03 (000 Omitted)
Shares sold                                                                        2,792        $16,538
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                                                        170          1,004
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                 (2,264)       (13,435)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                                                                         698         $4,107
------------------------------------------------------------------------------------------------------------------------------------

                                                    GEORGIA                    MARYLAND                 MASSACHUSETTS
------------------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/03 (000 Omitted)        SHARES     AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT
CLASS A SHARES
Shares sold                                     270      $2,993           449        $5,254           922       $10,600

------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                    75         839           166         1,940           220         2,522
------------------------------------------------------------------------------------------------------------------------
Shares reacquired                              (517)     (5,777)         (583)       (6,779)       (1,559)      (17,875)

------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                                     (172)    $(1,945)           32          $415          (417)      $(4,753)
------------------------------------------------------------------------------------------------------------------------
Year ending 3/31/03 (000 Omitted)
Shares sold                                     649      $7,160         1,049       $12,130         3,172       $36,120

------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                   163       1,794           337         3,890           440         4,975
------------------------------------------------------------------------------------------------------------------------
Shares reacquired                              (750)     (8,271)       (1,005)      (11,574)       (2,576)      (29,224)
------------------------------------------------------------------------------------------------------------------------
Net increase                                     62        $683           381        $4,446         1,036       $11,871
------------------------------------------------------------------------------------------------------------------------

                                                    GEORGIA                    MARYLAND                 MASSACHUSETTS
------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/03 (000 Omitted)        SHARES     AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT

CLASS B
Shares sold                                     138      $1,564           182        $2,128           443        $5,121
------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                    16         175            31           362            49           566
------------------------------------------------------------------------------------------------------------------------
Shares reacquired                              (245)     (2,738)         (254)       (2,956)         (460)       (5,310)
------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                                      (91)      $(999)          (41)        $(466)           32          $377
------------------------------------------------------------------------------------------------------------------------
Year ended 3/31/03 (000 Omitted)
Shares sold                                     384      $4,226           533        $6,170         1,340       $15,222
------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                                    31         344            64           735            93         1,056
------------------------------------------------------------------------------------------------------------------------
Shares reacquired                              (305)     (3,351)         (499)       (5,746)         (729)       (8,293)
------------------------------------------------------------------------------------------------------------------------
Net increase                                    110      $1,219            98        $1,159           704        $7,985
------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each fund for the six months ended September 30, 2003, ranged from $238 to $1,620. The trust had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                               NOTIONAL PRINCIPAL         CASH FLOWS
                                                    AMOUNT OF             RECEIVED BY            CASH FLOWS PAID       UNREALIZED
FUND                          EXPIRATION     CONTRACT (000 OMITTED)        THE FUND                BY THE FUND        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
Alabama Fund                                                         Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               10/31/12               1,000                X 78.875%               Swap Index           $(2,678)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Floating -- 7 Day BMA    Fixed -- 2 Year BMA
                               11/15/04               2,500               Swap Index           Swap Index (1.945%)      (22,964)
----------------------------------------------------------------------------------------------------------------------------------
Alabama Fund (cont.)                                                 Floating -- 3M LIBOR       Floating -- 7 Day
                               12/18/12               2,000                X 78.75%              BMA Swap Index          (6,121)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Total Alabama Fund    $(31,763)
----------------------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                                                                 Floating -- 7 Day BMA
                                                                     Floating -- 3M LIBOR             Swap
                               10/31/12               1,400                X 78.875%                  Index             $(3,750)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Floating -- 7 Day BMA    Fixed -- 2 Year BMA
                                                                             Swap                     Swap
                               11/15/04               3,200                  Index               Index, (1.945%)        (29,394)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               12/18/12               2,900                X 78.75%                Swap Index            (8,875)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total Arkansas Fund    $(42,019)
----------------------------------------------------------------------------------------------------------------------------------
California Fund                                                      Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               10/31/12               4,600                X 78.875%               Swap Index          $(12,320)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Fixed -- 2 Year BMA
                                                                     Floating -- 7 Day BMA            Swap
                               11/15/04              10,500               Swap Index             Index, (1.945%)        (96,449)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               12/18/12               9,300                X 78.75%                Swap Index           (28,462)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Total California Fund   $(137,231)
----------------------------------------------------------------------------------------------------------------------------------
Florida Fund                                                         Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               10/31/12               1,000                X 78.875%               Swap Index           $(2,678)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Fixed -- 2 Year BMA
                                                                     Floating -- 7 Day BMA            Swap
                               11/15/04               1,500               Swap Index             Index, (1.945%)        (13,779)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               12/18/12               2,000                X 78.75%                Swap Index            (6,121)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Total Florida Fund    $(22,578)
----------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                                                         Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               10/31/12                750                 X 78.875%               Swap Index           $(2,009)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Fixed -- 2 Year BMA
                                                                     Floating -- 7 Day BMA            Swap
                               11/15/04               1,750               Swap Index             Index, (1.945%)        (16,075)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               12/18/12               1,500                X 78.75%                Swap Index            (4,590)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Total Georgia Fund    $(22,674)
----------------------------------------------------------------------------------------------------------------------------------
Maryland Fund                                                        Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               10/31/12               1,650                X 78.875%               Swap Index           $(4,419)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Fixed -- 2 Year BMA
                                                                     Floating -- 7 Day BMA            Swap
                               11/15/04               2,400               Swap Index             Index, (1.945%)        (22,045)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               12/18/12               3,400                X 78.75%                Swap Index           (10,406)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total Maryland Fund    $(36,870)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund                                                   Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               10/31/12               2,700                X 78.875%               Swap Index           $(7,231)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Fixed -- 2 Year BMA
                                                                     Floating -- 7 Day BMA            Swap
                               11/15/04               6,000               Swap Index             Index, (1.945%)        (55,113)
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Floating -- 3M LIBOR     Floating -- 7 Day BMA
                               12/18/12               5,500                X 78.75%                Swap Index           (16,833)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Total Massachusetts Fund    $(79,177)
----------------------------------------------------------------------------------------------------------------------------------

Rate Lock Swaps

DESCRIPTION - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.22% coupon maturing on 10/01/16 priced at a yield to maturity equal to the Municipal Market Data (MMD) general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (receive if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Florida Fund                                  1,750                  (72,804)
-------------------------------------------------------------------------------
Georgia Fund                                  1,250                  (52,003)
-------------------------------------------------------------------------------
Maryland Fund                                 2,600                 (108,167)
-------------------------------------------------------------------------------
Massachusetts Fund                            4,500                 (187,213)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Merrill Lynch terminating March 2, 2004 to pay the difference between the notional value and the market value of a bond with a 5.179% coupon maturing on 3/02/24 priced at a yield to maturity equal to the MMD general obligation curve rate for the designed maturity year as of the close of business on the termination date, if negative (receive if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Arkansas Fund                                 4,000                 (267,924)
-------------------------------------------------------------------------------
Georgia Fund                                  2,000                 (133,962)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Merrill Lynch terminating December 3, 2003 to pay the difference between 4.248% coupon maturing on 12/02/23 priced at a yield to maturity and the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date times, if negative (receive if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              APPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Alabama Fund                                  2,000                   89,414
-------------------------------------------------------------------------------
Georgia Fund                                  1,000                   44,707
-------------------------------------------------------------------------------
Maryland Fund                                 2,000                   89,413
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Merrill Lynch terminating November 12, 2003 to pay the difference between 4.60% and the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date times the notional amount times 10.75, if positive (receive if negative):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Georgia Fund                                  1,500                  (78,569)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Goldman Sachs terminating October 16, 2003 to pay the difference between the notional value and the market value of a bond with a 4.65% coupon maturing on 10/16/18 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (receive if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Alabama Fund                                    800                  (53,999)
-------------------------------------------------------------------------------
California Fund                               4,000                 (269,997)
-------------------------------------------------------------------------------
Florida Fund                                    900                  (60,749)
-------------------------------------------------------------------------------
Georgia Fund                                    600                  (40,500)
-------------------------------------------------------------------------------
Maryland Fund                                 1,300                  (87,749)
-------------------------------------------------------------------------------
Massachusetts Fund                            2,300                 (155,249)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Goldman Sachs terminating December 10, 2003 to pay the difference between the notional value and the market value of a bond with a 4.78% coupon maturing on 12/10/23 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (receive if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
California Fund                               3,500                  (86,779)
-------------------------------------------------------------------------------
Florida Fund                                    750                  (18,596)
-------------------------------------------------------------------------------
Georgia Fund                                    750                  (18,595)
-------------------------------------------------------------------------------
Maryland Fund                                 1,000                  (24,794)
-------------------------------------------------------------------------------
Massachusetts Fund                            2,000                  (49,588)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Merrill Lynch terminating January 14, 2004 to pay the difference between 4.029% coupon maturing on 1/14/16 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (receive if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
California Fund                               4,400                  (49,775)
-------------------------------------------------------------------------------
Maryland Fund                                 1,400                  (15,838)
-------------------------------------------------------------------------------
Massachusetts Fund                            2,700                  (30,544)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.39% coupon maturing on 10/01/18 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (receive if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Alabama Fund                                  1,500                  (60,158)
-------------------------------------------------------------------------------
Arkansas Fund                                 2,000                  (80,211)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.04% coupon maturing on 10/01/14 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (receive if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
California Fund                               9,000                 (364,299)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Merrill Lynch terminating January 20, 2004 to pay the difference between the notional value and the market value of a bond with a 4.403% coupon maturing on 1/20/19 priced to yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Alabama Fund                                    750                  (18,295)
-------------------------------------------------------------------------------
Florida Fund                                  1,000                  (24,393)
-------------------------------------------------------------------------------
Massachusetts Fund                            1,750                  (42,688)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Merrill Lynch terminating February 11, 2004 to pay the difference between the notional value and the market value of a bond with a 4.35% coupon maturing on 2/11/19 priced at a yield to maturity equal to the MMD general obligation yield curve for the designated maturity year as of the close of business on the termination date, if positive (received if negative):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Alabama Fund                                    500                   (8,007)
-------------------------------------------------------------------------------
Arkansas Fund                                   680                  (10,901)
-------------------------------------------------------------------------------
Florida Fund                                    600                   (9,618)
-------------------------------------------------------------------------------
Georgia Fund                                    450                   (7,214)
-------------------------------------------------------------------------------
Massachusetts Fund                            1,500                  (24,045)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Merrill Lynch terminating January 7, 2004 to pay the difference between the notional value and the market value of a bond with a 4.285% coupon maturing on 1/07/19 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Alabama Fund                                    200                   (2,578)
-------------------------------------------------------------------------------
California Fund                                 950                  (12,245)
-------------------------------------------------------------------------------
Florida Fund                                    200                   (2,578)
-------------------------------------------------------------------------------
Georgia Fund                                    150                   (1,933)
-------------------------------------------------------------------------------
Maryland Fund                                   300                   (3,867)
-------------------------------------------------------------------------------
Massachusetts Fund                              550                   (7,089)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Merrill Lynch terminating January 15, 2004 to pay the difference between the notional value and the market value of a bond with a 4.029% coupon maturing on 1/15/16 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if possible):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
California Fund                               4,400                  (49,347)
-------------------------------------------------------------------------------
Maryland Fund                                 1,400                  (15,701)
-------------------------------------------------------------------------------
Massachusetts Fund                            2,700                  (30,281)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Merrill Lynch terminating October 8, 2003 to pay the difference between the notional value and the market value of a bond with a 4.54% coupon maturing on 10/08/20 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              DEPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Florida Fund                                  3,000                  (92,613)
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Goldman Sachs terminating December 9, 2003 to pay the difference between the notional value and the market value of a bond with a 3.46% coupon maturing on 12/09/15 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              APPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Alabama Fund                                    750                   24,370
-------------------------------------------------------------------------------
Arkansas Fund                                 2,000                   64,988
-------------------------------------------------------------------------------
California Fund                               3,000                   97,481
-------------------------------------------------------------------------------
Florida Fund                                  2,000                   64,987
-------------------------------------------------------------------------------
Georgia Fund                                    750                   24,370
-------------------------------------------------------------------------------
Maryland Fund                                 1,500                   48,741
-------------------------------------------------------------------------------
Massachusetts Fund                            1,500                   48,741
-------------------------------------------------------------------------------

DESCRIPTION - Agreement with Goldman Sachs terminating November 19, 2003 to pay the difference between the notional value and the market value of a bond with a 3.915% coupon maturing on 11/19/18 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                       NOTIONAL PRINCIPAL           UNREALIZED
                                            AMOUNT OF              APPRECIATION
FUND                                 CONTRACT (000 OMITTED)            ($)
-------------------------------------------------------------------------------
Florida Fund                                  2,000                   37,414
-------------------------------------------------------------------------------

Total Unrealized Depreciation on Rate Lock Swaps

                                                                    UNREALIZED
                                                                   DEPRECIATION
FUND                                                                   ($)
-------------------------------------------------------------------------------

Alabama Fund                                                         (29,253)
-------------------------------------------------------------------------------
Arkansas Fund                                                       (294,048)
-------------------------------------------------------------------------------
California Fund                                                     (734,961)
-------------------------------------------------------------------------------
Florida Fund                                                        (178,950)
-------------------------------------------------------------------------------
Georgia Fund                                                        (263,699)
-------------------------------------------------------------------------------
Maryland Fund                                                       (117,962)
-------------------------------------------------------------------------------
Massachusetts Fund                                                  (477,956)
-------------------------------------------------------------------------------

At September 30, 2003 each fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

Each fund may invest not more than 15% of its total assets in securities, which are subject to legal or contractual restrictions on resale. At September 30, 2003 the funds owned the following restricted securities, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith by the Trustees.

                                                                                        DATE OF    SHARE/PAR
FUND                DESCRIPTION                                                     ACQUISITION     AMOUNT        COST       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Alabama Fund        Guam Power Authority Rev., RITES
                    AMBAC, 9.198s, 2013                                               5/20/99      500,000      $536,360    $613,970
------------------------------------------------------------------------------------------------------------------------------------
                    Guam Power Authority Rev., RITES
                    AMBAC, 8.698s, 2018                                               5/20/99    4,500,000     4,376,790   5,064,930
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Municipal Finance Agency, RITES, FSA, 9.773s, 2017    1/06/00      500,000       469,080     618,780
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 9.458s, 2013      9/30/99      500,000       509,110     653,940
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 9.458s, 2016      3/31/99      500,000       569,030     655,830
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $7,607,450
------------------------------------------------------------------------------------------------------------------------------------

Arkansas Fund       Commonwealth of Puerto Rico, RITES, MBIA, 10.228s, 2020           3/30/00    3,000,000    $3,067,320  $4,093,380
------------------------------------------------------------------------------------------------------------------------------------
                    Commonwealth of Puerto Rico Infrastructure, RITES, 9.728s, 2019   10/5/00    1,250,000     1,282,225   1,559,400
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Municipal Finance Agency, RITES, FSA, 9.773s, 2017    1/06/00      735,000       689,548     909,606
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Municipal Finance Agency, RITES, FSA, 9.773s, 2018    1/06/00    3,250,000     3,060,835   3,985,540
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $10,547,926
------------------------------------------------------------------------------------------------------------------------------------

California Fund     Los Angeles, CA, RITES, 9.159s 2014                               7/20/99    5,405,000    $5,672,548  $6,852,891
------------------------------------------------------------------------------------------------------------------------------------
                    Los Angeles, CA, Unified School District, RITES,
                    Pennsylvania 1115, FSA, 9.159s, 2020                              3/04/03    5,000,000     5,808,100   5,761,400
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Commonwealth, ROLS, Series II R 124B, XLCA,
                    9.716s, 2017                                                     10/22/01    1,500,000     1,816,140   1,975,200
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Commonwealth, ROLS, Series II R 184C, FGIC,
                    8.639s, 2020                                                      8/05/02    3,300,000     4,269,738   4,416,456
------------------------------------------------------------------------------------------------------------------------------------
                    Southern California Metropolitan Water District,
                    RITES, 10.159s, 2018                                              5/07/01    5,000,000     5,819,300   6,820,750
------------------------------------------------------------------------------------------------------------------------------------
                    State of California, RITES, 10.139s, 2017                         1/03/00    1,250,000     1,230,275   1,523,375
------------------------------------------------------------------------------------------------------------------------------------
                    University of California Rev., RITES, MBIA, 8.909s, 2016          5/21/99    5,705,000     5,783,273   6,491,149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $33,841,221
------------------------------------------------------------------------------------------------------------------------------------

Florida Fund        Commonwealth of Puerto Rico, RITES, MBIA, 10.228s, 2019           3/30/00    1,000,000    $1,030,240  $1,364,460
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Commonwealth Highway & Transportation,
                    ROLS, Railroad II R 227 1, MBIA, 9.806s, 2020                     4/25/03    2,500,000     3,282,600   3,315,500
------------------------------------------------------------------------------------------------------------------------------------
                    State of Florida, RITES, 8.639s, 2017                             4/09/99    3,000,000     3,042,840   3,370,560
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $8,050,520
------------------------------------------------------------------------------------------------------------------------------------

Georgia Fund        Atlanta, GA, Water & Wastewater Rev., RITES,
                    FGIC, 9.639s, 2016                                                4/20/99    4,000,000    $4,668,400  $5,381,120
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico, Municipal Finance Agency, RITES,
                    FSA, 10.781s, 2016                                                1/06/00      500,000       519,760     674,050
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $6,055,170
------------------------------------------------------------------------------------------------------------------------------------

Maryland Fund       Guam Power Authority Rev., RITES, AMBAC, 9.198s, 2015             5/20/99    1,680,000    $1,760,909  $2,047,450
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Electric Power Authority Rev., RITES,
                    FSA, 9.158s, 2015                                                 9/16/99    1,400,000     1,367,100   1,657,292
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Municipal Finance Agency, RITES,
                    FSA, 9.773s, 2019                                                 1/06/00    1,000,000       905,080   1,215,140
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 9.458s, 2013      9/30/99      500,000       509,110     653,940
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 9.458s, 2016      3/31/99    1,520,000     1,729,851   1,993,723
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $7,567,545
------------------------------------------------------------------------------------------------------------------------------------

Massachusetts Fund  Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                    9.208s, 2015                                                      5/05/99    1,365,000    $1,501,582  $1,743,624
------------------------------------------------------------------------------------------------------------------------------------
                    Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                    9.208s, 2016                                                      5/05/99    1,430,000     1,558,414   1,828,570
------------------------------------------------------------------------------------------------------------------------------------
                    Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                    9.208s, 2018                                                      5/05/99    1,565,000     1,687,884   1,981,352
------------------------------------------------------------------------------------------------------------------------------------
                    Massachusetts Bay Transit Authority, Pennsylvania 675A 1,
                    RITES, 10.965s, 2016                                              4/19/00    4,835,000     5,484,534   6,765,132
------------------------------------------------------------------------------------------------------------------------------------
                    Massachusetts Water Resources Authority, RITES,
                    FGIC, 11.482, 2019                                                3/16/00    4,010,000     4,742,707   5,942,740
------------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 9.458s, 2016      3/31/99    2,500,000     2,845,150   3,279,150
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $21,540,568
------------------------------------------------------------------------------------------------------------------------------------

At September 30, 2003, restricted securities constituted the following percentages of each fund's net assets:

                           ALABAMA        ARKANSAS       CALIFORNIA       FLORIDA         GEORGIA        MARYLAND     MASSACHUSETTS
                            FUND            FUND            FUND            FUND           FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
                            7.60%          7.03%           7.54%           7.51%           8.32%          4.37%           7.79%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Municipal Series
Trust, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherrat and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

Name, age, position with Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     OFFICERS
Chairman                                                 JOHN W. BALLEN (born 09/12/59)
Massachusetts Financial Services Company,                Trustee and President
Chairman                                                 Massachusetts Financial Services Company, Chief
                                                         Executive Officer and Director
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                    JAMES R. BORDEWICK, JR. (born 03/06/59)
Massachusetts Financial Services Company,                Assistant Secretary and Assistant Clerk
Chief Executive Officer and Director                     Massachusetts Financial Services Company, Senior
                                                         Vice President and Associate General Counsel
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  STEPHEN E. CAVAN (born 11/06/53)
Massachusetts Financial Services Company,                Secretary and Clerk
President, Chief Investment Officer and Director         Massachusetts Financial Services Company, Senior
                                                         Vice President, General Counsel and Secretary
INDEPENDENT TRUSTEES
                                                         STEPHANIE A. DESISTO (born 10/01/53)
LAWRENCE H. COHN, M.D. (born 03/11/37)                   Assistant Treasurer
Trustee                                                  Massachusetts Financial Services Company, Vice
Brigham and Women's Hospital, Chief of Cardiac           President (since April 2003); Brown Brothers
Surgery; Harvard Medical School, Professor of            Harriman & Co., Senior Vice President (November
Surgery                                                  2002 to April 2003); ING Groep N.V./Aeltus
                                                         Investment Management, Senior Vice President
WILLIAM R. GUTOW (born 09/27/41)                         (prior to November 2002)
Trustee
Private investor and real estate consultant;             ROBERT R. FLAHERTY (born 09/18/63)
Capitol Entertainment Management Company                 Assistant Treasurer
(video franchise), Vice Chairman                         Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
J. ATWOOD IVES (born 05/01/36)                           Senior Vice President (prior to August 2000)
Trustee
Private investor; KeySpan Corporation (energy            RICHARD M. HISEY (born 08/29/58)
related services), Director; Eastern Enterprises         Treasurer
(diversified services company), Chairman, Trustee        Massachusetts Financial Services Company, Senior
and Chief Executive Officer (until November 2000)        Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
ABBY M. O'NEILL (born 04/27/28)                          July 2002); Lexington Global Asset Managers, Inc.,
Trustee                                                  Executive Vice President and Chief Financial
Private investor; Rockefeller Financial Services,        Officer (prior to September 2000); Lexington
Inc. (investment advisers), Chairman and Chief           Funds, Treasurer (prior to September 2000)
Executive Officer
                                                         ELLEN MOYNIHAN (born 11/13/57)
LAWRENCE T. PERERA (born 06/23/35)                       Assistant Treasurer
Trustee                                                  Massachusetts Financial Services Company,
Hemenway & Barnes (attorneys), Partner                   Vice President

WILLIAM J. POORVU (born 04/10/35)                        JAMES O. YOST (born 06/12/60)
Trustee                                                  Assistant Treasurer
Private investor; Harvard University Graduate            Massachusetts Financial Services Company, Senior
School of Business Administration, Class of 1961         Vice President
Adjunct Professor in Entrepreneurship Emeritus;
CBL & Associates Properties, Inc. (real estate
investment trust), Director

J. DALE SHERRATT (born 09/23/38)
Trustee
Insight Resources, Inc. (acquisition planning
specialists), President; Wellfleet Investments
(investor in health care companies), Managing
General Partner (since 1993); Cambridge
Nutraceuticals (professional nutritional
products), Chief Executive Officer (until May
2001)

ELAINE R. SMITH (born 04/25/46)
Trustee
Independent health care industry consultant

WARD SMITH (born 09/13/30)
Trustee
Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson(1)
Geoffrey L. Schechter(1)

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

MFS FAMILY OF FUNDS(R)

More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

VARIABLE ANNUITIES

A selection of annuity products
with advantages for building and preserving wealth

MFS 401(k) AND IRA SUITES

Retirement plans for businesses
and individuals

MFS COLLEGE SAVINGS PLANS

Investment products to help meet education expenses

MFS PRIVATE PORTFOLIO SERVICES

Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered
through MFS/Sun Life Financial Distributors, Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at:

MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                            MSTA-SEM-11/03  44M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  November 21, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  November 21, 2003
       ------------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  November 21, 2003
       ------------------

* Print name and title of each signing officer under his or her signature.